UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P Calamos, Sr., Founder, Chairman and Global Chief Investment Officer
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	October 31, 2026

DATE OF REPORTING PERIOD:	November 1, 2025 through April 30, 2026

ITEM 1. REPORT TO SHAREHOLDERS.

TABLE OF CONTENTS

Calamos Convertible Fund Class A - CCVIX

Calamos Convertible Fund Class C - CCVCX

Calamos Convertible Fund Class I - CICVX

Calamos Evolving World Growth Fund Class A - CNWGX

Calamos Evolving World Growth Fund Class C - CNWDX

Calamos Evolving World Growth Fund Class I - CNWIX

Calamos Global Convertible Fund Class A - CAGCX

Calamos Global Convertible Fund Class C - CCGCX

Calamos Global Convertible Fund Class I - CXGCX

Calamos Global Equity Fund Class A - CAGEX

Calamos Global Equity Fund Class C - CCGEX

Calamos Global Equity Fund Class I - CIGEX

Calamos Global Equity Fund Class R6 - CGEOX

Calamos Global Opportunities Fund Class A - CVLOX

Calamos Global Opportunities Fund Class C - CVLCX

Calamos Global Opportunities Fund Class I - CGCIX

Calamos Growth and Income Fund Class A - CVTRX

Calamos Growth and Income Fund Class C - CVTCX

Calamos Growth and Income Fund Class I - CGIIX

Calamos Growth and Income Fund Class R6 - CGIOX

Calamos Growth Fund Class A - CVGRX

Calamos Growth Fund Class C - CVGCX

Calamos Growth Fund Class I - CGRIX

Calamos Hedged Equity Fund Class A - CAHEX

Calamos Hedged Equity Fund Class C - CCHEX

Calamos Hedged Equity Fund Class I - CIHEX

Calamos High Income Opportunities Fund Class A - CHYDX

Calamos High Income Opportunities Fund Class C - CCHYX

Calamos High Income Opportunities Fund Class I - CIHYX

Calamos International Growth Fund Class A - CIGRX

Calamos International Growth Fund Class C - CIGCX

Calamos International Growth Fund Class I - CIGIX

Calamos International Growth Fund Class R6 - CIGOX

Calamos International Small Cap Growth Fund Class A - CAISX

Calamos International Small Cap Growth Fund Class C - CCISX

Calamos International Small Cap Growth Fund Class I - CSGIX

Calamos International Small Cap Growth Fund Class R6 - CISOX

Calamos Market Neutral Income Fund Class A - CVSIX

Calamos Market Neutral Income Fund Class C - CVSCX

Calamos Market Neutral Income Fund Class I - CMNIX

Calamos Market Neutral Income Fund Class R6 - CVSOX

Calamos Merger Arbitrage Fund Class A - CMRAX

Calamos Merger Arbitrage Fund Class C - CMRCX

Calamos Merger Arbitrage Fund Class I - CMRGX

Calamos Phineus Long/Short Fund Class A - CPLSX

Calamos Phineus Long/Short Fund Class C - CPCLX

Calamos Phineus Long/Short Fund Class I - CPLIX

Calamos Select Fund Class A - CVAAX

Calamos Select Fund Class C - CVACX

Calamos Select Fund Class I - CVAIX

Calamos Short-Term Bond Fund Class A - CSTBX

Calamos Short-Term Bond Fund Class I - CSTIX

Calamos Timpani Small Cap Growth Fund Class A - CTASX

Calamos Timpani Small Cap Growth Fund Class C - CTCSX

Calamos Timpani Small Cap Growth Fund Class I - CTSIX

Calamos Timpani Small Cap Growth Fund Class R6 - CTSOX

Calamos Timpani SMID Growth Fund Class A - CTAGX

Calamos Timpani SMID Growth Fund Class I - CTIGX

Calamos Timpani SMID Growth Fund Class R6 - CTOGX

Calamos Total Return Bond Fund Class A - CTRAX

Calamos Total Return Bond Fund Class C - CTRCX

Calamos Total Return Bond Fund Class I - CTRIX

Calamos Convertible Fund

Class A: CCVIX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$59	1.12%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,070,158,589	114	51%

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in convertible securities of US companies and some foreign firms diversified across market sectors and credit quality. Although the Fund can invest across the convertible universe, it emphasizes convertibles with attractive risk-reward profiles issued by midsize companies with higher-quality balance sheets.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	42.0
Industrials	10.7
Utilities	9.0
Health Care	6.7
Communication Services	6.5
Financials	6.3
Consumer Discretionary	4.3
Real Estate	3.9
Materials	2.5
Other	2.5
Energy	2.4
Consumer Staples	1.6

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Western Digital Corp., 3.000%, 11/15/28	4.6
Lumentum Holdings, Inc., 0.375%, 03/15/32	4.4
Bloom Energy Corp., 0.000%, 11/15/30	2.8
MKS, Inc., 1.250%, 06/01/30	2.7
Boeing Co., 6.000%, 10/15/27	2.7
Akamai Technologies, Inc., 0.250%, 05/15/33	2.2
ON Semiconductor Corp., 0.500%, 03/01/29	2.1
CenterPoint Energy, Inc., 3.000%, 08/01/28	2.0
Oracle Corp., 6.500%, 01/15/29	1.9
Digital Realty Trust LP, 1.875%, 11/15/29	1.9

www.calamos.com

Calamos Convertible Fund

Class A: CCVIX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | CVTTSRS-A 26

Calamos Convertible Fund

Class C: CCVCX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$98	1.87%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,070,158,589	114	51%

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in convertible securities of US companies and some foreign firms diversified across market sectors and credit quality. Although the Fund can invest across the convertible universe, it emphasizes convertibles with attractive risk-reward profiles issued by midsize companies with higher-quality balance sheets.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	42.0
Industrials	10.7
Utilities	9.0
Health Care	6.7
Communication Services	6.5
Financials	6.3
Consumer Discretionary	4.3
Real Estate	3.9
Materials	2.5
Other	2.5
Energy	2.4
Consumer Staples	1.6

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Western Digital Corp., 3.000%, 11/15/28	4.6
Lumentum Holdings, Inc., 0.375%, 03/15/32	4.4
Bloom Energy Corp., 0.000%, 11/15/30	2.8
MKS, Inc., 1.250%, 06/01/30	2.7
Boeing Co., 6.000%, 10/15/27	2.7
Akamai Technologies, Inc., 0.250%, 05/15/33	2.2
ON Semiconductor Corp., 0.500%, 03/01/29	2.1
CenterPoint Energy, Inc., 3.000%, 08/01/28	2.0
Oracle Corp., 6.500%, 01/15/29	1.9
Digital Realty Trust LP, 1.875%, 11/15/29	1.9

www.calamos.com

Calamos Convertible Fund

Class C: CCVCX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | CVTTSRS-C 26

Calamos Convertible Fund

Class I: CICVX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$46	0.87%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,070,158,589	114	51%

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in convertible securities of US companies and some foreign firms diversified across market sectors and credit quality. Although the Fund can invest across the convertible universe, it emphasizes convertibles with attractive risk-reward profiles issued by midsize companies with higher-quality balance sheets.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	42.0
Industrials	10.7
Utilities	9.0
Health Care	6.7
Communication Services	6.5
Financials	6.3
Consumer Discretionary	4.3
Real Estate	3.9
Materials	2.5
Other	2.5
Energy	2.4
Consumer Staples	1.6

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Western Digital Corp., 3.000%, 11/15/28	4.6
Lumentum Holdings, Inc., 0.375%, 03/15/32	4.4
Bloom Energy Corp., 0.000%, 11/15/30	2.8
MKS, Inc., 1.250%, 06/01/30	2.7
Boeing Co., 6.000%, 10/15/27	2.7
Akamai Technologies, Inc., 0.250%, 05/15/33	2.2
ON Semiconductor Corp., 0.500%, 03/01/29	2.1
CenterPoint Energy, Inc., 3.000%, 08/01/28	2.0
Oracle Corp., 6.500%, 01/15/29	1.9
Digital Realty Trust LP, 1.875%, 11/15/29	1.9

www.calamos.com

Calamos Convertible Fund

Class I: CICVX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | CVTTSRS-I 26

Calamos Evolving World Growth Fund

Class A: CNWGX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$73	1.30%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$450,327,719	95	81%

WHAT DID THE FUND INVEST IN?

The Fund employs an active, risk-managed strategy to invest in emerging-market growth opportunities through common stocks, drawing on our convertible securities experience to manage the risk-reward profile. The Fund invests in emerging-market companies as well as developed-market-domiciled companies with significant emerging-market revenue exposure.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	44.8
Industrials	18.2
Financials	16.4
Consumer Discretionary	6.4
Communication Services	4.8
Materials	4.0
Utilities	1.4
Energy	1.0
Consumer Staples	0.9
Real Estate	0.6
Other	0.5

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	17.7
Samsung Electronics Co. Ltd.	5.3
Hyundai Motor Co.	3.8
Goldman Sachs Finance Corp. International Ltd. (Tencent Holdings Ltd.), 0.000%, 01/29/29	3.1
Hyosung Heavy Industries Corp.	2.6
SK Hynix, Inc., 1.750%, 04/11/30	2.3
SK Telecom Co. Ltd.	2.2
Alibaba Group Holding Ltd.	1.8
SK Square Co. Ltd.	1.8
Samsung Electro-Mechanics Co. Ltd.	1.6

www.calamos.com

Calamos Evolving World Growth Fund

Class A: CNWGX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | EWGTSRS-A 26

Calamos Evolving World Growth Fund

Class C: CNWDX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$115	2.05%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$450,327,719	95	81%

WHAT DID THE FUND INVEST IN?

The Fund employs an active, risk-managed strategy to invest in emerging-market growth opportunities through common stocks, drawing on our convertible securities experience to manage the risk-reward profile. The Fund invests in emerging-market companies as well as developed-market-domiciled companies with significant emerging-market revenue exposure.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	44.8
Industrials	18.2
Financials	16.4
Consumer Discretionary	6.4
Communication Services	4.8
Materials	4.0
Utilities	1.4
Energy	1.0
Consumer Staples	0.9
Real Estate	0.6
Other	0.5

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	17.7
Samsung Electronics Co. Ltd.	5.3
Hyundai Motor Co.	3.8
Goldman Sachs Finance Corp. International Ltd. (Tencent Holdings Ltd.), 0.000%, 01/29/29	3.1
Hyosung Heavy Industries Corp.	2.6
SK Hynix, Inc., 1.750%, 04/11/30	2.3
SK Telecom Co. Ltd.	2.2
Alibaba Group Holding Ltd.	1.8
SK Square Co. Ltd.	1.8
Samsung Electro-Mechanics Co. Ltd.	1.6

www.calamos.com

Calamos Evolving World Growth Fund

Class C: CNWDX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | EWGTSRS-C 26

Calamos Evolving World Growth Fund

Class I: CNWIX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$59	1.05%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$450,327,719	95	81%

WHAT DID THE FUND INVEST IN?

The Fund employs an active, risk-managed strategy to invest in emerging-market growth opportunities through common stocks, drawing on our convertible securities experience to manage the risk-reward profile. The Fund invests in emerging-market companies as well as developed-market-domiciled companies with significant emerging-market revenue exposure.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	44.8
Industrials	18.2
Financials	16.4
Consumer Discretionary	6.4
Communication Services	4.8
Materials	4.0
Utilities	1.4
Energy	1.0
Consumer Staples	0.9
Real Estate	0.6
Other	0.5

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	17.7
Samsung Electronics Co. Ltd.	5.3
Hyundai Motor Co.	3.8
Goldman Sachs Finance Corp. International Ltd. (Tencent Holdings Ltd.), 0.000%, 01/29/29	3.1
Hyosung Heavy Industries Corp.	2.6
SK Hynix, Inc., 1.750%, 04/11/30	2.3
SK Telecom Co. Ltd.	2.2
Alibaba Group Holding Ltd.	1.8
SK Square Co. Ltd.	1.8
Samsung Electro-Mechanics Co. Ltd.	1.6

www.calamos.com

Calamos Evolving World Growth Fund

Class I: CNWIX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | EWGTSRS-I 26

Calamos Global Convertible Fund

Class A: CAGCX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$68	1.31%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$173,969,049	115	21%

WHAT DID THE FUND INVEST IN?

The Fund invests in global convertible securities, aiming to balance risk and reward while providing growth and income. The active strategy provides broadly diversified exposure to the global convertible bond universe by blending global investment themes and fundamental research.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.0
Communication Services	13.3
Consumer Discretionary	13.1
Industrials	9.5
Health Care	7.0
Utilities	5.6
Energy	5.0
Materials	4.1
Financials	3.9
Consumer Staples	1.3
Real Estate	1.2
Other	0.6

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Boeing Co., 6.000%, 10/15/27	3.6
Eni SpA, Series ENI, 2.950%, 09/14/30	3.4
Seagate HDD Cayman, 3.500%, 06/01/28	3.4
JD.com, Inc., 0.250%, 06/01/29	3.1
Alibaba Group Holding Ltd., 0.500%, 06/01/31	2.8
Strategy, Inc., 0.000%, 12/01/29	2.8
Bloom Energy Corp., 0.000%, 11/15/30	2.4
Oracle Corp., 6.500%, 01/15/29	2.1
Duke Energy Corp., 3.000%, 03/15/29	1.8
Rivian Automotive, Inc., 4.625%, 03/15/29	1.7

www.calamos.com

Calamos Global Convertible Fund

Class A: CAGCX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GCVTSRS-A 26

Calamos Global Convertible Fund

Class C: CCGCX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$106	2.06%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$173,969,049	115	21%

WHAT DID THE FUND INVEST IN?

The Fund invests in global convertible securities, aiming to balance risk and reward while providing growth and income. The active strategy provides broadly diversified exposure to the global convertible bond universe by blending global investment themes and fundamental research.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.0
Communication Services	13.3
Consumer Discretionary	13.1
Industrials	9.5
Health Care	7.0
Utilities	5.6
Energy	5.0
Materials	4.1
Financials	3.9
Consumer Staples	1.3
Real Estate	1.2
Other	0.6

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Boeing Co., 6.000%, 10/15/27	3.6
Eni SpA, Series ENI, 2.950%, 09/14/30	3.4
Seagate HDD Cayman, 3.500%, 06/01/28	3.4
JD.com, Inc., 0.250%, 06/01/29	3.1
Alibaba Group Holding Ltd., 0.500%, 06/01/31	2.8
Strategy, Inc., 0.000%, 12/01/29	2.8
Bloom Energy Corp., 0.000%, 11/15/30	2.4
Oracle Corp., 6.500%, 01/15/29	2.1
Duke Energy Corp., 3.000%, 03/15/29	1.8
Rivian Automotive, Inc., 4.625%, 03/15/29	1.7

www.calamos.com

Calamos Global Convertible Fund

Class C: CCGCX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GCVTSRS-C 26

Calamos Global Convertible Fund

Class I: CXGCX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$55	1.06%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$173,969,049	115	21%

WHAT DID THE FUND INVEST IN?

The Fund invests in global convertible securities, aiming to balance risk and reward while providing growth and income. The active strategy provides broadly diversified exposure to the global convertible bond universe by blending global investment themes and fundamental research.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.0
Communication Services	13.3
Consumer Discretionary	13.1
Industrials	9.5
Health Care	7.0
Utilities	5.6
Energy	5.0
Materials	4.1
Financials	3.9
Consumer Staples	1.3
Real Estate	1.2
Other	0.6

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Boeing Co., 6.000%, 10/15/27	3.6
Eni SpA, Series ENI, 2.950%, 09/14/30	3.4
Seagate HDD Cayman, 3.500%, 06/01/28	3.4
JD.com, Inc., 0.250%, 06/01/29	3.1
Alibaba Group Holding Ltd., 0.500%, 06/01/31	2.8
Strategy, Inc., 0.000%, 12/01/29	2.8
Bloom Energy Corp., 0.000%, 11/15/30	2.4
Oracle Corp., 6.500%, 01/15/29	2.1
Duke Energy Corp., 3.000%, 03/15/29	1.8
Rivian Automotive, Inc., 4.625%, 03/15/29	1.7

www.calamos.com

Calamos Global Convertible Fund

Class I: CXGCX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GCVTSRS-I 26

Calamos Global Equity Fund

Class A: CAGEX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$72	1.40%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$183,316,149	73	63%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in global companies demonstrating compelling growth and quality characteristics, including attractive earnings growth and cash flow generation, strong balance sheets, and high returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.0
Industrials	15.7
Communication Services	9.3
Health Care	8.3
Consumer Discretionary	8.2
Financials	7.1
Energy	4.2
Utilities	3.3
Consumer Staples	3.3
Materials	2.1
Other	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	7.0
Alphabet, Inc. - Class A	5.1
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8
Amazon.com, Inc.	3.4
Samsung Electronics Co. Ltd.	3.2
GE Vernova, Inc.	3.1
Eli Lilly & Co.	2.4
TechnipFMC PLC	2.3
Lumentum Holdings, Inc.	2.2
Rolls-Royce Holdings PLC	2.2

www.calamos.com

Calamos Global Equity Fund

Class A: CAGEX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GEQTSRS-A 26

Calamos Global Equity Fund

Class C: CCGEX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$111	2.15%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$183,316,149	73	63%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in global companies demonstrating compelling growth and quality characteristics, including attractive earnings growth and cash flow generation, strong balance sheets, and high returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.0
Industrials	15.7
Communication Services	9.3
Health Care	8.3
Consumer Discretionary	8.2
Financials	7.1
Energy	4.2
Utilities	3.3
Consumer Staples	3.3
Materials	2.1
Other	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	7.0
Alphabet, Inc. - Class A	5.1
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8
Amazon.com, Inc.	3.4
Samsung Electronics Co. Ltd.	3.2
GE Vernova, Inc.	3.1
Eli Lilly & Co.	2.4
TechnipFMC PLC	2.3
Lumentum Holdings, Inc.	2.2
Rolls-Royce Holdings PLC	2.2

www.calamos.com

Calamos Global Equity Fund

Class C: CCGEX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GEQTSRS-C 26

Calamos Global Equity Fund

Class I: CIGEX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$59	1.15%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$183,316,149	73	63%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in global companies demonstrating compelling growth and quality characteristics, including attractive earnings growth and cash flow generation, strong balance sheets, and high returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.0
Industrials	15.7
Communication Services	9.3
Health Care	8.3
Consumer Discretionary	8.2
Financials	7.1
Energy	4.2
Utilities	3.3
Consumer Staples	3.3
Materials	2.1
Other	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	7.0
Alphabet, Inc. - Class A	5.1
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8
Amazon.com, Inc.	3.4
Samsung Electronics Co. Ltd.	3.2
GE Vernova, Inc.	3.1
Eli Lilly & Co.	2.4
TechnipFMC PLC	2.3
Lumentum Holdings, Inc.	2.2
Rolls-Royce Holdings PLC	2.2

www.calamos.com

Calamos Global Equity Fund

Class I: CIGEX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GEQTSRS-I 26

Calamos Global Equity Fund

Class R6: CGEOX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$56	1.09%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$183,316,149	73	63%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in global companies demonstrating compelling growth and quality characteristics, including attractive earnings growth and cash flow generation, strong balance sheets, and high returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.0
Industrials	15.7
Communication Services	9.3
Health Care	8.3
Consumer Discretionary	8.2
Financials	7.1
Energy	4.2
Utilities	3.3
Consumer Staples	3.3
Materials	2.1
Other	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	7.0
Alphabet, Inc. - Class A	5.1
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8
Amazon.com, Inc.	3.4
Samsung Electronics Co. Ltd.	3.2
GE Vernova, Inc.	3.1
Eli Lilly & Co.	2.4
TechnipFMC PLC	2.3
Lumentum Holdings, Inc.	2.2
Rolls-Royce Holdings PLC	2.2

www.calamos.com

Calamos Global Equity Fund

Class R6: CGEOX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GEQTSRS-R6 26

Calamos Global Opportunities Fund

Class A: CVLOX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$63	1.22%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$350,123,966	103	66%

WHAT DID THE FUND INVEST IN?

The Fund employs an active, risk-managed strategy to invest in global opportunities. The Fund primarily invests in global common stocks and convertible securities to actively manage the risk-reward profile. The Fund seeks long-term capital appreciation by investing in companies that demonstrate compelling growth and quality characteristics, including attractive earnings growth, cash flow generation, and high returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.4
Industrials	15.7
Financials	8.7
Health Care	8.7
Communication Services	8.3
Utilities	8.2
Consumer Discretionary	6.9
Energy	5.2
Consumer Staples	2.1
Materials	2.0
Real Estate	0.9
Other	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	5.4
Alphabet, Inc. - Class A	5.1
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4
Samsung Electronics Co. Ltd.	3.1
Boeing Co., 6.000%, 10/15/27	3.0
Amazon.com, Inc.	2.5
Iberdrola Finanzas SA, 1.500%, 03/27/30	2.1
GE Vernova, Inc.	2.1
Lumentum Holdings, Inc., 0.375%, 03/15/32	1.9
Intel Corp.	1.7

www.calamos.com

Calamos Global Opportunities Fund

Class A: CVLOX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GLOTSRS-A 26

Calamos Global Opportunities Fund

Class C: CVLCX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$102	1.97%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$350,123,966	103	66%

WHAT DID THE FUND INVEST IN?

The Fund employs an active, risk-managed strategy to invest in global opportunities. The Fund primarily invests in global common stocks and convertible securities to actively manage the risk-reward profile. The Fund seeks long-term capital appreciation by investing in companies that demonstrate compelling growth and quality characteristics, including attractive earnings growth, cash flow generation, and high returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.4
Industrials	15.7
Financials	8.7
Health Care	8.7
Communication Services	8.3
Utilities	8.2
Consumer Discretionary	6.9
Energy	5.2
Consumer Staples	2.1
Materials	2.0
Real Estate	0.9
Other	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	5.4
Alphabet, Inc. - Class A	5.1
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4
Samsung Electronics Co. Ltd.	3.1
Boeing Co., 6.000%, 10/15/27	3.0
Amazon.com, Inc.	2.5
Iberdrola Finanzas SA, 1.500%, 03/27/30	2.1
GE Vernova, Inc.	2.1
Lumentum Holdings, Inc., 0.375%, 03/15/32	1.9
Intel Corp.	1.7

www.calamos.com

Calamos Global Opportunities Fund

Class C: CVLCX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GLOTSRS-C 26

Calamos Global Opportunities Fund

Class I: CGCIX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$50	0.97%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$350,123,966	103	66%

WHAT DID THE FUND INVEST IN?

The Fund employs an active, risk-managed strategy to invest in global opportunities. The Fund primarily invests in global common stocks and convertible securities to actively manage the risk-reward profile. The Fund seeks long-term capital appreciation by investing in companies that demonstrate compelling growth and quality characteristics, including attractive earnings growth, cash flow generation, and high returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.4
Industrials	15.7
Financials	8.7
Health Care	8.7
Communication Services	8.3
Utilities	8.2
Consumer Discretionary	6.9
Energy	5.2
Consumer Staples	2.1
Materials	2.0
Real Estate	0.9
Other	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	5.4
Alphabet, Inc. - Class A	5.1
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4
Samsung Electronics Co. Ltd.	3.1
Boeing Co., 6.000%, 10/15/27	3.0
Amazon.com, Inc.	2.5
Iberdrola Finanzas SA, 1.500%, 03/27/30	2.1
GE Vernova, Inc.	2.1
Lumentum Holdings, Inc., 0.375%, 03/15/32	1.9
Intel Corp.	1.7

www.calamos.com

Calamos Global Opportunities Fund

Class I: CGCIX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GLOTSRS-I 26

Calamos Growth and Income Fund

Class A: CVTRX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$53	1.04%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$3,369,576,754	151	18%

WHAT DID THE FUND INVEST IN?

The Fund pursued lower-volatility equity participation through a multi-asset-class portfolio comprising stocks, convertible securities, US Treasuries, cash, and options. We believe the best positioning for this environment is a neutral risk posture, focusing on companies with growth tailwinds, improving returns on capital, and favorable valuations.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.9
Industrials	10.6
Financials	10.2
Communication Services	10.0
Consumer Discretionary	9.6
Health Care	6.7
Consumer Staples	3.9
Energy	3.4
Utilities	3.0
Materials	2.7
Real Estate	1.6
Other	1.3

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	6.6
Alphabet, Inc. - Class A	5.8
Apple, Inc.	5.7
Amazon.com, Inc.	4.3
Microsoft Corp.	4.3
Broadcom, Inc.	3.1
Meta Platforms, Inc. - Class A	1.9
JPMorgan Chase & Co.	1.6
Tesla, Inc.	1.5
GE Vernova, Inc.	1.4

www.calamos.com

Calamos Growth and Income Fund

Class A: CVTRX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GNITSRS-A 26

Calamos Growth and Income Fund

Class C: CVTCX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$91	1.79%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$3,369,576,754	151	18%

WHAT DID THE FUND INVEST IN?

The Fund pursued lower-volatility equity participation through a multi-asset-class portfolio comprising stocks, convertible securities, US Treasuries, cash, and options. We believe the best positioning for this environment is a neutral risk posture, focusing on companies with growth tailwinds, improving returns on capital, and favorable valuations.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.9
Industrials	10.6
Financials	10.2
Communication Services	10.0
Consumer Discretionary	9.6
Health Care	6.7
Consumer Staples	3.9
Energy	3.4
Utilities	3.0
Materials	2.7
Real Estate	1.6
Other	1.3

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	6.6
Alphabet, Inc. - Class A	5.8
Apple, Inc.	5.7
Amazon.com, Inc.	4.3
Microsoft Corp.	4.3
Broadcom, Inc.	3.1
Meta Platforms, Inc. - Class A	1.9
JPMorgan Chase & Co.	1.6
Tesla, Inc.	1.5
GE Vernova, Inc.	1.4

www.calamos.com

Calamos Growth and Income Fund

Class C: CVTCX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GNITSRS-C 26

Calamos Growth and Income Fund

Class I: CGIIX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$40	0.79%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$3,369,576,754	151	18%

WHAT DID THE FUND INVEST IN?

The Fund pursued lower-volatility equity participation through a multi-asset-class portfolio comprising stocks, convertible securities, US Treasuries, cash, and options. We believe the best positioning for this environment is a neutral risk posture, focusing on companies with growth tailwinds, improving returns on capital, and favorable valuations.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.9
Industrials	10.6
Financials	10.2
Communication Services	10.0
Consumer Discretionary	9.6
Health Care	6.7
Consumer Staples	3.9
Energy	3.4
Utilities	3.0
Materials	2.7
Real Estate	1.6
Other	1.3

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	6.6
Alphabet, Inc. - Class A	5.8
Apple, Inc.	5.7
Amazon.com, Inc.	4.3
Microsoft Corp.	4.3
Broadcom, Inc.	3.1
Meta Platforms, Inc. - Class A	1.9
JPMorgan Chase & Co.	1.6
Tesla, Inc.	1.5
GE Vernova, Inc.	1.4

www.calamos.com

Calamos Growth and Income Fund

Class I: CGIIX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GNITSRS-I 26

Calamos Growth and Income Fund

Class R6: CGIOX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$37	0.72%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$3,369,576,754	151	18%

WHAT DID THE FUND INVEST IN?

The Fund pursued lower-volatility equity participation through a multi-asset-class portfolio comprising stocks, convertible securities, US Treasuries, cash, and options. We believe the best positioning for this environment is a neutral risk posture, focusing on companies with growth tailwinds, improving returns on capital, and favorable valuations.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.9
Industrials	10.6
Financials	10.2
Communication Services	10.0
Consumer Discretionary	9.6
Health Care	6.7
Consumer Staples	3.9
Energy	3.4
Utilities	3.0
Materials	2.7
Real Estate	1.6
Other	1.3

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	6.6
Alphabet, Inc. - Class A	5.8
Apple, Inc.	5.7
Amazon.com, Inc.	4.3
Microsoft Corp.	4.3
Broadcom, Inc.	3.1
Meta Platforms, Inc. - Class A	1.9
JPMorgan Chase & Co.	1.6
Tesla, Inc.	1.5
GE Vernova, Inc.	1.4

www.calamos.com

Calamos Growth and Income Fund

Class R6: CGIOX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GNITSRS-R6 26

Calamos Growth Fund

Class A: CVGRX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$63	1.27%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,705,619,838	140	34%

WHAT DID THE FUND INVEST IN?

The Fund favored high-quality growth stocks, particularly those well positioned to capitalize on the ongoing AI revolution as it transitions from its nascent stage to having broader societal and economic impacts. The Fund also diversified its holdings, owning both emerging, disruptive growth businesses and cyclical growth names. Over the reporting period, information technology, communications services, and consumer discretionary were the sectors most heavily represented in the portfolio.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	47.0
Communication Services	15.5
Consumer Discretionary	14.6
Industrials	8.7
Health Care	6.4
Financials	5.5
Consumer Staples	1.2
Energy	0.2
Primary Investment	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	11.9
Alphabet, Inc. - Class A	9.4
Amazon.com, Inc.	7.9
Apple, Inc.	7.3
Microsoft Corp.	6.3
Broadcom, Inc.	5.4
Meta Platforms, Inc. - Class A	3.8
Visa, Inc. - Class A	3.0
Eli Lilly & Co.	2.2
Arista Networks, Inc.	2.1

www.calamos.com

Calamos Growth Fund

Class A: CVGRX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GROTSRS-A 26

Calamos Growth Fund

Class C: CVGCX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$101	2.02%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,705,619,838	140	34%

WHAT DID THE FUND INVEST IN?

The Fund favored high-quality growth stocks, particularly those well positioned to capitalize on the ongoing AI revolution as it transitions from its nascent stage to having broader societal and economic impacts. The Fund also diversified its holdings, owning both emerging, disruptive growth businesses and cyclical growth names. Over the reporting period, information technology, communications services, and consumer discretionary were the sectors most heavily represented in the portfolio.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	47.0
Communication Services	15.5
Consumer Discretionary	14.6
Industrials	8.7
Health Care	6.4
Financials	5.5
Consumer Staples	1.2
Energy	0.2
Primary Investment	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	11.9
Alphabet, Inc. - Class A	9.4
Amazon.com, Inc.	7.9
Apple, Inc.	7.3
Microsoft Corp.	6.3
Broadcom, Inc.	5.4
Meta Platforms, Inc. - Class A	3.8
Visa, Inc. - Class A	3.0
Eli Lilly & Co.	2.2
Arista Networks, Inc.	2.1

www.calamos.com

Calamos Growth Fund

Class C: CVGCX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GROTSRS-C 26

Calamos Growth Fund

Class I: CGRIX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$51	1.02%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,705,619,838	140	34%

WHAT DID THE FUND INVEST IN?

The Fund favored high-quality growth stocks, particularly those well positioned to capitalize on the ongoing AI revolution as it transitions from its nascent stage to having broader societal and economic impacts. The Fund also diversified its holdings, owning both emerging, disruptive growth businesses and cyclical growth names. Over the reporting period, information technology, communications services, and consumer discretionary were the sectors most heavily represented in the portfolio.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	47.0
Communication Services	15.5
Consumer Discretionary	14.6
Industrials	8.7
Health Care	6.4
Financials	5.5
Consumer Staples	1.2
Energy	0.2
Primary Investment	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	11.9
Alphabet, Inc. - Class A	9.4
Amazon.com, Inc.	7.9
Apple, Inc.	7.3
Microsoft Corp.	6.3
Broadcom, Inc.	5.4
Meta Platforms, Inc. - Class A	3.8
Visa, Inc. - Class A	3.0
Eli Lilly & Co.	2.2
Arista Networks, Inc.	2.1

www.calamos.com

Calamos Growth Fund

Class I: CGRIX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GROTSRS-I 26

Calamos Hedged Equity Fund

Class A: CAHEX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$56	1.12%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$840,824,111	267	14%

WHAT DID THE FUND INVEST IN?

The Fund’s strategic approach is designed to balance risk and reward, seeking to participate in market gains while managing downside exposure. The Fund blends a core long-equity portfolio, which closely mirrors the S&P 500 Index, with an actively managed option overlay. Tactical management creates opportunities to capture alpha from option market dynamics and equity market volatility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	36.0
Financials	12.5
Communication Services	11.4
Consumer Discretionary	10.4
Industrials	9.0
Health Care	8.9
Consumer Staples	5.1
Energy	3.8
Other	3.6
Utilities	2.0
Real Estate	1.6
Materials	1.6

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	8.4
Apple, Inc.	6.7
Microsoft Corp.	5.2
Amazon.com, Inc.	4.3
Alphabet, Inc. - Class A	3.5
Alphabet, Inc. - Class C	3.5
Broadcom, Inc.	3.3
S&P 500® Index, Put, Strike Price $6,700, 06/17/27	2.9
Meta Platforms, Inc. - Class A	2.2
Tesla, Inc.	1.8

www.calamos.com

Calamos Hedged Equity Fund

Class A: CAHEX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HEQTSRS-A 26

Calamos Hedged Equity Fund

Class C: CCHEX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$94	1.87%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$840,824,111	267	14%

WHAT DID THE FUND INVEST IN?

The Fund’s strategic approach is designed to balance risk and reward, seeking to participate in market gains while managing downside exposure. The Fund blends a core long-equity portfolio, which closely mirrors the S&P 500 Index, with an actively managed option overlay. Tactical management creates opportunities to capture alpha from option market dynamics and equity market volatility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	36.0
Financials	12.5
Communication Services	11.4
Consumer Discretionary	10.4
Industrials	9.0
Health Care	8.9
Consumer Staples	5.1
Energy	3.8
Other	3.6
Utilities	2.0
Real Estate	1.6
Materials	1.6

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	8.4
Apple, Inc.	6.7
Microsoft Corp.	5.2
Amazon.com, Inc.	4.3
Alphabet, Inc. - Class A	3.5
Alphabet, Inc. - Class C	3.5
Broadcom, Inc.	3.3
S&P 500® Index, Put, Strike Price $6,700, 06/17/27	2.9
Meta Platforms, Inc. - Class A	2.2
Tesla, Inc.	1.8

www.calamos.com

Calamos Hedged Equity Fund

Class C: CCHEX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HEQTSRS-C 26

Calamos Hedged Equity Fund

Class I: CIHEX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$44	0.87%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$840,824,111	267	14%

WHAT DID THE FUND INVEST IN?

The Fund’s strategic approach is designed to balance risk and reward, seeking to participate in market gains while managing downside exposure. The Fund blends a core long-equity portfolio, which closely mirrors the S&P 500 Index, with an actively managed option overlay. Tactical management creates opportunities to capture alpha from option market dynamics and equity market volatility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	36.0
Financials	12.5
Communication Services	11.4
Consumer Discretionary	10.4
Industrials	9.0
Health Care	8.9
Consumer Staples	5.1
Energy	3.8
Other	3.6
Utilities	2.0
Real Estate	1.6
Materials	1.6

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	8.4
Apple, Inc.	6.7
Microsoft Corp.	5.2
Amazon.com, Inc.	4.3
Alphabet, Inc. - Class A	3.5
Alphabet, Inc. - Class C	3.5
Broadcom, Inc.	3.3
S&P 500® Index, Put, Strike Price $6,700, 06/17/27	2.9
Meta Platforms, Inc. - Class A	2.2
Tesla, Inc.	1.8

www.calamos.com

Calamos Hedged Equity Fund

Class I: CIHEX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HEQTSRS-I 26

Calamos High Income Opportunities Fund

Class A: CHYDX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$50	1.00%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$22,795,347	452	24%

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests primarily in below-investment-grade bonds and loans issued by US issuers, aiming to generate high current income and total returns in excess of the benchmark index over full market cycles.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Consumer Discretionary	18.1
Financials	14.4
Energy	12.4
Communication Services	10.0
Industrials	8.2
Consumer Staples	8.1
Materials	5.3
Health Care	4.9
Information Technology	4.3
Other	2.5
Utilities	1.6
Airlines	1.2
Special Purpose Acquisition Companies	0.5
Real Estate	0.5

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Ford Motor Co., 6.100%, 08/19/32	1.0
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/31	0.9
Bausch Health Cos., Inc., 9.902%, 10/08/30	0.8
EchoStar Corp., 10.750%, 11/30/29	0.7
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.500%, 01/31/56	0.7
Amneal Pharmaceuticals LLC, 6.652%, 08/01/32	0.6
Par Petroleum LLC, 6.933%, 02/28/30	0.6
CSC Holdings LLC, 4.500%, 11/15/31	0.6
Dragon Buyer, Inc., 6.450%, 09/30/31	0.5
Star Parent, Inc., 7.700%, 09/27/30	0.5

www.calamos.com

Calamos High Income Opportunities Fund

Class A: CHYDX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HIOTSRS-A 26

Calamos High Income Opportunities Fund

Class C: CCHYX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$88	1.75%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$22,795,347	452	24%

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests primarily in below-investment-grade bonds and loans issued by US issuers, aiming to generate high current income and total returns in excess of the benchmark index over full market cycles.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Consumer Discretionary	18.1
Financials	14.4
Energy	12.4
Communication Services	10.0
Industrials	8.2
Consumer Staples	8.1
Materials	5.3
Health Care	4.9
Information Technology	4.3
Other	2.5
Utilities	1.6
Airlines	1.2
Special Purpose Acquisition Companies	0.5
Real Estate	0.5

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Ford Motor Co., 6.100%, 08/19/32	1.0
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/31	0.9
Bausch Health Cos., Inc., 9.902%, 10/08/30	0.8
EchoStar Corp., 10.750%, 11/30/29	0.7
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.500%, 01/31/56	0.7
Amneal Pharmaceuticals LLC, 6.652%, 08/01/32	0.6
Par Petroleum LLC, 6.933%, 02/28/30	0.6
CSC Holdings LLC, 4.500%, 11/15/31	0.6
Dragon Buyer, Inc., 6.450%, 09/30/31	0.5
Star Parent, Inc., 7.700%, 09/27/30	0.5

www.calamos.com

Calamos High Income Opportunities Fund

Class C: CCHYX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HIOTSRS-C 26

Calamos High Income Opportunities Fund

Class I: CIHYX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$38	0.75%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$22,795,347	452	24%

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests primarily in below-investment-grade bonds and loans issued by US issuers, aiming to generate high current income and total returns in excess of the benchmark index over full market cycles.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Consumer Discretionary	18.1
Financials	14.4
Energy	12.4
Communication Services	10.0
Industrials	8.2
Consumer Staples	8.1
Materials	5.3
Health Care	4.9
Information Technology	4.3
Other	2.5
Utilities	1.6
Airlines	1.2
Special Purpose Acquisition Companies	0.5
Real Estate	0.5

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Ford Motor Co., 6.100%, 08/19/32	1.0
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/31	0.9
Bausch Health Cos., Inc., 9.902%, 10/08/30	0.8
EchoStar Corp., 10.750%, 11/30/29	0.7
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.500%, 01/31/56	0.7
Amneal Pharmaceuticals LLC, 6.652%, 08/01/32	0.6
Par Petroleum LLC, 6.933%, 02/28/30	0.6
CSC Holdings LLC, 4.500%, 11/15/31	0.6
Dragon Buyer, Inc., 6.450%, 09/30/31	0.5
Star Parent, Inc., 7.700%, 09/27/30	0.5

www.calamos.com

Calamos High Income Opportunities Fund

Class I: CIHYX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HIOTSRS-I 26

Calamos International Growth Fund

Class A: CIGRX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$64	1.20%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$313,225,352	87	81%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in international companies across a broad universe of developed and emerging markets. Our process emphasizes companies demonstrating compelling growth and quality characteristics, including higher earnings growth and cash flow generation, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	37.2
Industrials	26.2
Financials	13.0
Consumer Discretionary	6.1
Communication Services	5.8
Health Care	5.2
Materials	3.9
Utilities	2.7
Energy	2.1
Consumer Staples	1.0
Real Estate	0.9
Other	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.8
Siemens Energy AG	3.3
Hyundai Motor Co.	3.1
Rolls-Royce Holdings PLC	2.7
ASML Holding NV	2.6
Hyosung Heavy Industries Corp.	2.5
Fujikura Ltd.	2.5
SK Hynix, Inc.	2.5
UniCredit SpA	2.4
Kioxia Holdings Corp.	2.2

www.calamos.com

Calamos International Growth Fund

Class A: CIGRX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | IGRTSRS-A 26

Calamos International Growth Fund

Class C: CIGCX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$104	1.95%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$313,225,352	87	81%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in international companies across a broad universe of developed and emerging markets. Our process emphasizes companies demonstrating compelling growth and quality characteristics, including higher earnings growth and cash flow generation, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	37.2
Industrials	26.2
Financials	13.0
Consumer Discretionary	6.1
Communication Services	5.8
Health Care	5.2
Materials	3.9
Utilities	2.7
Energy	2.1
Consumer Staples	1.0
Real Estate	0.9
Other	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.8
Siemens Energy AG	3.3
Hyundai Motor Co.	3.1
Rolls-Royce Holdings PLC	2.7
ASML Holding NV	2.6
Hyosung Heavy Industries Corp.	2.5
Fujikura Ltd.	2.5
SK Hynix, Inc.	2.5
UniCredit SpA	2.4
Kioxia Holdings Corp.	2.2

www.calamos.com

Calamos International Growth Fund

Class C: CIGCX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | IGRTSRS-C 26

Calamos International Growth Fund

Class I: CIGIX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$51	0.95%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$313,225,352	87	81%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in international companies across a broad universe of developed and emerging markets. Our process emphasizes companies demonstrating compelling growth and quality characteristics, including higher earnings growth and cash flow generation, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	37.2
Industrials	26.2
Financials	13.0
Consumer Discretionary	6.1
Communication Services	5.8
Health Care	5.2
Materials	3.9
Utilities	2.7
Energy	2.1
Consumer Staples	1.0
Real Estate	0.9
Other	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.8
Siemens Energy AG	3.3
Hyundai Motor Co.	3.1
Rolls-Royce Holdings PLC	2.7
ASML Holding NV	2.6
Hyosung Heavy Industries Corp.	2.5
Fujikura Ltd.	2.5
SK Hynix, Inc.	2.5
UniCredit SpA	2.4
Kioxia Holdings Corp.	2.2

www.calamos.com

Calamos International Growth Fund

Class I: CIGIX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | IGRTSRS-I 26

Calamos International Growth Fund

Class R6: CIGOX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$43	0.81%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$313,225,352	87	81%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in international companies across a broad universe of developed and emerging markets. Our process emphasizes companies demonstrating compelling growth and quality characteristics, including higher earnings growth and cash flow generation, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	37.2
Industrials	26.2
Financials	13.0
Consumer Discretionary	6.1
Communication Services	5.8
Health Care	5.2
Materials	3.9
Utilities	2.7
Energy	2.1
Consumer Staples	1.0
Real Estate	0.9
Other	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.8
Siemens Energy AG	3.3
Hyundai Motor Co.	3.1
Rolls-Royce Holdings PLC	2.7
ASML Holding NV	2.6
Hyosung Heavy Industries Corp.	2.5
Fujikura Ltd.	2.5
SK Hynix, Inc.	2.5
UniCredit SpA	2.4
Kioxia Holdings Corp.	2.2

www.calamos.com

Calamos International Growth Fund

Class R6: CIGOX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | IGRTSRS-R6 26

Calamos International Small Cap Growth Fund

Class A: CAISX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$73	1.35%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$13,538,964	75	75%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in compelling international small-cap companies with exposure to our key secular themes, superior earnings growth potential, and financial flexibility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	30.6
Industrials	26.4
Financials	10.9
Communication Services	7.0
Consumer Discretionary	6.3
Materials	5.6
Energy	3.1
Health Care	2.3
Utilities	2.1
Consumer Staples	1.9
Real Estate	1.1
Other	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Hyosung Heavy Industries Corp.	3.6
LandMark Optoelectronics Corp.	3.0
Exosens SAS	2.6
Kandenko Co. Ltd.	2.6
Ibiden Co. Ltd.	2.5
AEM Holdings Ltd.	2.5
ASPEED Technology, Inc.	2.5
Millicom International Cellular SA	2.4
Harmonic Drive Systems, Inc.	2.2
CES Energy Solutions Corp.	2.2

www.calamos.com

Calamos International Small Cap Growth Fund

Class A: CAISX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | ISGTSRS-A 26

Calamos International Small Cap Growth Fund

Class C: CCISX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$114	2.10%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$13,538,964	75	75%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in compelling international small-cap companies with exposure to our key secular themes, superior earnings growth potential, and financial flexibility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	30.6
Industrials	26.4
Financials	10.9
Communication Services	7.0
Consumer Discretionary	6.3
Materials	5.6
Energy	3.1
Health Care	2.3
Utilities	2.1
Consumer Staples	1.9
Real Estate	1.1
Other	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Hyosung Heavy Industries Corp.	3.6
LandMark Optoelectronics Corp.	3.0
Exosens SAS	2.6
Kandenko Co. Ltd.	2.6
Ibiden Co. Ltd.	2.5
AEM Holdings Ltd.	2.5
ASPEED Technology, Inc.	2.5
Millicom International Cellular SA	2.4
Harmonic Drive Systems, Inc.	2.2
CES Energy Solutions Corp.	2.2

www.calamos.com

Calamos International Small Cap Growth Fund

Class C: CCISX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | ISGTSRS-C 26

Calamos International Small Cap Growth Fund

Class I: CSGIX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$60	1.10%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$13,538,964	75	75%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in compelling international small-cap companies with exposure to our key secular themes, superior earnings growth potential, and financial flexibility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	30.6
Industrials	26.4
Financials	10.9
Communication Services	7.0
Consumer Discretionary	6.3
Materials	5.6
Energy	3.1
Health Care	2.3
Utilities	2.1
Consumer Staples	1.9
Real Estate	1.1
Other	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Hyosung Heavy Industries Corp.	3.6
LandMark Optoelectronics Corp.	3.0
Exosens SAS	2.6
Kandenko Co. Ltd.	2.6
Ibiden Co. Ltd.	2.5
AEM Holdings Ltd.	2.5
ASPEED Technology, Inc.	2.5
Millicom International Cellular SA	2.4
Harmonic Drive Systems, Inc.	2.2
CES Energy Solutions Corp.	2.2

www.calamos.com

Calamos International Small Cap Growth Fund

Class I: CSGIX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | ISGTSRS-I 26

Calamos International Small Cap Growth Fund

Class R6: CISOX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$51	0.94%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$13,538,964	75	75%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in compelling international small-cap companies with exposure to our key secular themes, superior earnings growth potential, and financial flexibility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	30.6
Industrials	26.4
Financials	10.9
Communication Services	7.0
Consumer Discretionary	6.3
Materials	5.6
Energy	3.1
Health Care	2.3
Utilities	2.1
Consumer Staples	1.9
Real Estate	1.1
Other	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Hyosung Heavy Industries Corp.	3.6
LandMark Optoelectronics Corp.	3.0
Exosens SAS	2.6
Kandenko Co. Ltd.	2.6
Ibiden Co. Ltd.	2.5
AEM Holdings Ltd.	2.5
ASPEED Technology, Inc.	2.5
Millicom International Cellular SA	2.4
Harmonic Drive Systems, Inc.	2.2
CES Energy Solutions Corp.	2.2

www.calamos.com

Calamos International Small Cap Growth Fund

Class R6: CISOX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | ISGTSRS-R6 26

Calamos Market Neutral Income Fund

Class A: CVSIX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$62	1.24%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$17,650,197,311	1,043	20%

WHAT DID THE FUND INVEST IN?

The Fund combined two core strategies, hedged equity and convertible arbitrage, with small allocations to merger arbitrage and special purpose acquisition company (SPAC) arbitrage. Hedged equity represented 52% of the Fund’s allocation at the end of the period, followed by convertible arbitrage (42%), merger arbitrage (4%), and SPAC arbitrage (2%).

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	36.1
Consumer Discretionary	11.7
Financials	10.4
Communication Services	9.7
Industrials	8.5
Health Care	8.3
Utilities	7.5
Consumer Staples	3.9
Other	3.8
Energy	3.0
Materials	1.9
Real Estate	1.5
Special Purpose Acquisition Companies	0.6
Communications	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	4.8
Apple, Inc.	3.9
Microsoft Corp.	3.0
Western Digital Corp., 3.000%, 11/15/28	2.6
Amazon.com, Inc.	2.5
Alphabet, Inc. - Class C	2.0
Alphabet, Inc. - Class A	1.9
Calamos Short-Term Bond Fund - Class I	1.9
Broadcom, Inc.	1.9
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.4

www.calamos.com

Calamos Market Neutral Income Fund

Class A: CVSIX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MNITSRS-A 26

Calamos Market Neutral Income Fund

Class C: CVSCX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$100	1.99%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$17,650,197,311	1,043	20%

WHAT DID THE FUND INVEST IN?

The Fund combined two core strategies, hedged equity and convertible arbitrage, with small allocations to merger arbitrage and special purpose acquisition company (SPAC) arbitrage. Hedged equity represented 52% of the Fund’s allocation at the end of the period, followed by convertible arbitrage (42%), merger arbitrage (4%), and SPAC arbitrage (2%).

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	36.1
Consumer Discretionary	11.7
Financials	10.4
Communication Services	9.7
Industrials	8.5
Health Care	8.3
Utilities	7.5
Consumer Staples	3.9
Other	3.8
Energy	3.0
Materials	1.9
Real Estate	1.5
Special Purpose Acquisition Companies	0.6
Communications	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	4.8
Apple, Inc.	3.9
Microsoft Corp.	3.0
Western Digital Corp., 3.000%, 11/15/28	2.6
Amazon.com, Inc.	2.5
Alphabet, Inc. - Class C	2.0
Alphabet, Inc. - Class A	1.9
Calamos Short-Term Bond Fund - Class I	1.9
Broadcom, Inc.	1.9
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.4

www.calamos.com

Calamos Market Neutral Income Fund

Class C: CVSCX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MNITSRS-C 26

Calamos Market Neutral Income Fund

Class I: CMNIX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$50	0.99%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$17,650,197,311	1,043	20%

WHAT DID THE FUND INVEST IN?

The Fund combined two core strategies, hedged equity and convertible arbitrage, with small allocations to merger arbitrage and special purpose acquisition company (SPAC) arbitrage. Hedged equity represented 52% of the Fund’s allocation at the end of the period, followed by convertible arbitrage (42%), merger arbitrage (4%), and SPAC arbitrage (2%).

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	36.1
Consumer Discretionary	11.7
Financials	10.4
Communication Services	9.7
Industrials	8.5
Health Care	8.3
Utilities	7.5
Consumer Staples	3.9
Other	3.8
Energy	3.0
Materials	1.9
Real Estate	1.5
Special Purpose Acquisition Companies	0.6
Communications	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	4.8
Apple, Inc.	3.9
Microsoft Corp.	3.0
Western Digital Corp., 3.000%, 11/15/28	2.6
Amazon.com, Inc.	2.5
Alphabet, Inc. - Class C	2.0
Alphabet, Inc. - Class A	1.9
Calamos Short-Term Bond Fund - Class I	1.9
Broadcom, Inc.	1.9
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.4

www.calamos.com

Calamos Market Neutral Income Fund

Class I: CMNIX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MNITSRS-I 26

Calamos Market Neutral Income Fund

Class R6: CVSOX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$46	0.91%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$17,650,197,311	1,043	20%

WHAT DID THE FUND INVEST IN?

The Fund combined two core strategies, hedged equity and convertible arbitrage, with small allocations to merger arbitrage and special purpose acquisition company (SPAC) arbitrage. Hedged equity represented 52% of the Fund’s allocation at the end of the period, followed by convertible arbitrage (42%), merger arbitrage (4%), and SPAC arbitrage (2%).

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	36.1
Consumer Discretionary	11.7
Financials	10.4
Communication Services	9.7
Industrials	8.5
Health Care	8.3
Utilities	7.5
Consumer Staples	3.9
Other	3.8
Energy	3.0
Materials	1.9
Real Estate	1.5
Special Purpose Acquisition Companies	0.6
Communications	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	4.8
Apple, Inc.	3.9
Microsoft Corp.	3.0
Western Digital Corp., 3.000%, 11/15/28	2.6
Amazon.com, Inc.	2.5
Alphabet, Inc. - Class C	2.0
Alphabet, Inc. - Class A	1.9
Calamos Short-Term Bond Fund - Class I	1.9
Broadcom, Inc.	1.9
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.4

www.calamos.com

Calamos Market Neutral Income Fund

Class R6: CVSOX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MNITSRS-R6 26

Calamos Merger Arbitrage Fund

Class A: CMRAX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$92	1.82%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,472,916	47	75%

WHAT DID THE FUND INVEST IN?

The Fund seeks to capture the completion risk premium—the difference between a company’s stock price and the announced acquisition price. In addition to stocks, the Fund can hold convertible bonds and high-yield debt.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	20.1
Communication Services	16.2
Utilities	12.1
Financials	11.9
Special Purpose Acquisition Companies	10.2
Consumer Staples	10.1
Industrials	8.3
Health Care	4.8
Materials	2.9
Consumer Discretionary	2.9
Other	0.7
Real Estate	0.7

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Norfolk Southern Corp.	8.3
Kenvue, Inc.	7.6
Electronic Arts, Inc.	6.7
TXNM Energy, Inc., 5.750%, 06/01/54	6.2
AES Corp.	5.9
FutureTech II Acquisition Corp. - Class A	5.9
Warner Bros Discovery, Inc.	5.0
Global Payments, Inc., 1.500%, 03/01/31	4.8
Brighthouse Financial, Inc.	4.5
Clearwater Analytics Holdings, Inc. - Class A	4.2

www.calamos.com

Calamos Merger Arbitrage Fund

Class A: CMRAX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MARTSRS-A 26

Calamos Merger Arbitrage Fund

Class C: CMRCX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$129	2.57%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,472,916	47	75%

WHAT DID THE FUND INVEST IN?

The Fund seeks to capture the completion risk premium—the difference between a company’s stock price and the announced acquisition price. In addition to stocks, the Fund can hold convertible bonds and high-yield debt.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	20.1
Communication Services	16.2
Utilities	12.1
Financials	11.9
Special Purpose Acquisition Companies	10.2
Consumer Staples	10.1
Industrials	8.3
Health Care	4.8
Materials	2.9
Consumer Discretionary	2.9
Other	0.7
Real Estate	0.7

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Norfolk Southern Corp.	8.3
Kenvue, Inc.	7.6
Electronic Arts, Inc.	6.7
TXNM Energy, Inc., 5.750%, 06/01/54	6.2
AES Corp.	5.9
FutureTech II Acquisition Corp. - Class A	5.9
Warner Bros Discovery, Inc.	5.0
Global Payments, Inc., 1.500%, 03/01/31	4.8
Brighthouse Financial, Inc.	4.5
Clearwater Analytics Holdings, Inc. - Class A	4.2

www.calamos.com

Calamos Merger Arbitrage Fund

Class C: CMRCX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MARTSRS-C 26

Calamos Merger Arbitrage Fund

Class I: CMRGX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$80	1.58%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,472,916	47	75%

WHAT DID THE FUND INVEST IN?

The Fund seeks to capture the completion risk premium—the difference between a company’s stock price and the announced acquisition price. In addition to stocks, the Fund can hold convertible bonds and high-yield debt.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	20.1
Communication Services	16.2
Utilities	12.1
Financials	11.9
Special Purpose Acquisition Companies	10.2
Consumer Staples	10.1
Industrials	8.3
Health Care	4.8
Materials	2.9
Consumer Discretionary	2.9
Other	0.7
Real Estate	0.7

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Norfolk Southern Corp.	8.3
Kenvue, Inc.	7.6
Electronic Arts, Inc.	6.7
TXNM Energy, Inc., 5.750%, 06/01/54	6.2
AES Corp.	5.9
FutureTech II Acquisition Corp. - Class A	5.9
Warner Bros Discovery, Inc.	5.0
Global Payments, Inc., 1.500%, 03/01/31	4.8
Brighthouse Financial, Inc.	4.5
Clearwater Analytics Holdings, Inc. - Class A	4.2

www.calamos.com

Calamos Merger Arbitrage Fund

Class I: CMRGX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MARTSRS-I 26

Calamos Phineus Long/Short Fund

Class A (With Predecessor): CPLSX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$117	2.35%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,099,731,549	65	213%

WHAT DID THE FUND INVEST IN?

The Fund maintained a higher level of diversification than broad equity indices, with more measured participation in mega-cap, AI-related stocks that investors continued to bid up. The Fund’s cyclical positioning captured AI spillover effects without direct exposure to the unsustainable capital spending dynamics at the ecosystem’s core.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	37.6
Information Technology	25.0
Consumer Discretionary	14.6
Financials	8.9
Materials	5.4
Communication Services	4.9
Energy	2.2
Health Care	1.1
Other	0.3
Domestic Commodity	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Amazon.com, Inc.	6.4
Broadcom, Inc.	5.6
Microsoft Corp.	4.5
NVIDIA Corp.	4.4
Boeing Co.	4.1
Morgan Stanley	3.9
Union Pacific Corp.	3.7
United Airlines Holdings, Inc.	3.6
Wells Fargo & Co.	3.3
DR Horton, Inc.	3.2

www.calamos.com

Calamos Phineus Long/Short Fund

Class A (With Predecessor): CPLSX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | PLSTSRS-A 26

Calamos Phineus Long/Short Fund

Class C (With Predecessor): CPCLX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$154	3.11%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,099,731,549	65	213%

WHAT DID THE FUND INVEST IN?

The Fund maintained a higher level of diversification than broad equity indices, with more measured participation in mega-cap, AI-related stocks that investors continued to bid up. The Fund’s cyclical positioning captured AI spillover effects without direct exposure to the unsustainable capital spending dynamics at the ecosystem’s core.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	37.6
Information Technology	25.0
Consumer Discretionary	14.6
Financials	8.9
Materials	5.4
Communication Services	4.9
Energy	2.2
Health Care	1.1
Other	0.3
Domestic Commodity	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Amazon.com, Inc.	6.4
Broadcom, Inc.	5.6
Microsoft Corp.	4.5
NVIDIA Corp.	4.4
Boeing Co.	4.1
Morgan Stanley	3.9
Union Pacific Corp.	3.7
United Airlines Holdings, Inc.	3.6
Wells Fargo & Co.	3.3
DR Horton, Inc.	3.2

www.calamos.com

Calamos Phineus Long/Short Fund

Class C (With Predecessor): CPCLX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | PLSTSRS-C 26

Calamos Phineus Long/Short Fund

Class I (With Predecessor): CPLIX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$104	2.10%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,099,731,549	65	213%

WHAT DID THE FUND INVEST IN?

The Fund maintained a higher level of diversification than broad equity indices, with more measured participation in mega-cap, AI-related stocks that investors continued to bid up. The Fund’s cyclical positioning captured AI spillover effects without direct exposure to the unsustainable capital spending dynamics at the ecosystem’s core.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	37.6
Information Technology	25.0
Consumer Discretionary	14.6
Financials	8.9
Materials	5.4
Communication Services	4.9
Energy	2.2
Health Care	1.1
Other	0.3
Domestic Commodity	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Amazon.com, Inc.	6.4
Broadcom, Inc.	5.6
Microsoft Corp.	4.5
NVIDIA Corp.	4.4
Boeing Co.	4.1
Morgan Stanley	3.9
Union Pacific Corp.	3.7
United Airlines Holdings, Inc.	3.6
Wells Fargo & Co.	3.3
DR Horton, Inc.	3.2

www.calamos.com

Calamos Phineus Long/Short Fund

Class I (With Predecessor): CPLIX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | PLSTSRS-I 26

Calamos Select Fund

Class A: CVAAX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$57	1.15%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$61,524,823	51	18%

WHAT DID THE FUND INVEST IN?

The Fund’s portfolio comprises approximately 50 large-cap stocks, reflecting our favorite names in the market and focusing on individual security selection rather than sector weights to generate performance.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.3
Communication Services	14.1
Consumer Discretionary	12.4
Financials	10.0
Industrials	9.5
Health Care	8.1
Consumer Staples	2.6
Materials	2.3
Energy	2.2
Utilities	1.9
Real Estate	1.8

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Alphabet, Inc. - Class A	9.1
NVIDIA Corp.	7.7
Apple, Inc.	6.7
Amazon.com, Inc.	6.4
Microsoft Corp.	5.0
Broadcom, Inc.	4.4
Meta Platforms, Inc. - Class A	2.7
Chevron Corp.	2.2
Visa, Inc. - Class A	2.1
Johnson & Johnson	2.0

www.calamos.com

Calamos Select Fund

Class A: CVAAX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SELTSRS-A 26

Calamos Select Fund

Class C: CVACX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$95	1.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$61,524,823	51	18%

WHAT DID THE FUND INVEST IN?

The Fund’s portfolio comprises approximately 50 large-cap stocks, reflecting our favorite names in the market and focusing on individual security selection rather than sector weights to generate performance.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.3
Communication Services	14.1
Consumer Discretionary	12.4
Financials	10.0
Industrials	9.5
Health Care	8.1
Consumer Staples	2.6
Materials	2.3
Energy	2.2
Utilities	1.9
Real Estate	1.8

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Alphabet, Inc. - Class A	9.1
NVIDIA Corp.	7.7
Apple, Inc.	6.7
Amazon.com, Inc.	6.4
Microsoft Corp.	5.0
Broadcom, Inc.	4.4
Meta Platforms, Inc. - Class A	2.7
Chevron Corp.	2.2
Visa, Inc. - Class A	2.1
Johnson & Johnson	2.0

www.calamos.com

Calamos Select Fund

Class C: CVACX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SELTSRS-C 26

Calamos Select Fund

Class I: CVAIX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$45	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$61,524,823	51	18%

WHAT DID THE FUND INVEST IN?

The Fund’s portfolio comprises approximately 50 large-cap stocks, reflecting our favorite names in the market and focusing on individual security selection rather than sector weights to generate performance.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.3
Communication Services	14.1
Consumer Discretionary	12.4
Financials	10.0
Industrials	9.5
Health Care	8.1
Consumer Staples	2.6
Materials	2.3
Energy	2.2
Utilities	1.9
Real Estate	1.8

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Alphabet, Inc. - Class A	9.1
NVIDIA Corp.	7.7
Apple, Inc.	6.7
Amazon.com, Inc.	6.4
Microsoft Corp.	5.0
Broadcom, Inc.	4.4
Meta Platforms, Inc. - Class A	2.7
Chevron Corp.	2.2
Visa, Inc. - Class A	2.1
Johnson & Johnson	2.0

www.calamos.com

Calamos Select Fund

Class I: CVAIX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SELTSRS-I 26

Calamos Short-Term Bond Fund

Class A: CSTBX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Short-Term Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$31	0.63%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$415,261,368	473	18%

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests predominantly across government, corporate, and securitized asset classes of US issuers with a dollar-weighted-average portfolio duration of three years or less. The goal is to generate a high level of current income and total return.

Asset allocation weightings and top 10 holdings exclude, if any, cash or cash equivalents or derivatives.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	57.1
Asset Backed Securities	21.8
Bank Loans	8.9
U.S. Government and Agency Securities	5.3
Municipal Obligations	2.6
Sovereign Bonds	1.4
Residential Mortgage Backed Securities	0.4
Convertible Bonds	0.2

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
U.S. Treasury Notes, 4.250%, 02/28/29	1.5
U.S. Treasury Notes, 4.250%, 01/31/30	1.2
Federal National Mortgage Association, 3.500%, 05/01/35	0.8
Alloya Auto Receivables Trust - Class A3, Series 2025-1A, 4.690%, 12/26/28	0.7
U.S. Treasury Notes, 3.375%, 09/15/28	0.7
U.S. Treasury Notes, 3.500%, 09/30/29	0.7
Avis Budget Rental Car Funding AESOP LLC - Class A, Series 2023-3A, 5.440%, 02/22/28	0.5
SoFi Consumer Loan Program Trust - Class B, Series 2025-1, 5.120%, 02/27/34	0.5
American Express Credit Account Master Trust - Class A, Series 2024-2, 5.240%, 04/15/31	0.5
SCCU Auto Receivables Trust - Class B, Series 2023-1A, 6.080%, 11/15/29	0.5

www.calamos.com

Calamos Short-Term Bond Fund

Class A: CSTBX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | STBTSRS-A 26

Calamos Short-Term Bond Fund

Class I: CSTIX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Short-Term Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$19	0.38%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$415,261,368	473	18%

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests predominantly across government, corporate, and securitized asset classes of US issuers with a dollar-weighted-average portfolio duration of three years or less. The goal is to generate a high level of current income and total return.

Asset allocation weightings and top 10 holdings exclude, if any, cash or cash equivalents or derivatives.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	57.1
Asset Backed Securities	21.8
Bank Loans	8.9
U.S. Government and Agency Securities	5.3
Municipal Obligations	2.6
Sovereign Bonds	1.4
Residential Mortgage Backed Securities	0.4
Convertible Bonds	0.2

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
U.S. Treasury Notes, 4.250%, 02/28/29	1.5
U.S. Treasury Notes, 4.250%, 01/31/30	1.2
Federal National Mortgage Association, 3.500%, 05/01/35	0.8
Alloya Auto Receivables Trust - Class A3, Series 2025-1A, 4.690%, 12/26/28	0.7
U.S. Treasury Notes, 3.375%, 09/15/28	0.7
U.S. Treasury Notes, 3.500%, 09/30/29	0.7
Avis Budget Rental Car Funding AESOP LLC - Class A, Series 2023-3A, 5.440%, 02/22/28	0.5
SoFi Consumer Loan Program Trust - Class B, Series 2025-1, 5.120%, 02/27/34	0.5
American Express Credit Account Master Trust - Class A, Series 2024-2, 5.240%, 04/15/31	0.5
SCCU Auto Receivables Trust - Class B, Series 2023-1A, 6.080%, 11/15/29	0.5

www.calamos.com

Calamos Short-Term Bond Fund

Class I: CSTIX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | STBTSRS-I 26

Calamos Timpani Small Cap Growth Fund

Class A: CTASX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$71	1.29%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$742,826,978	98	105%

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. The Fund is designed for investors seeking access to a disciplined strategy that provides exposure to small-cap businesses that are, in many cases, in the early stages of their growth trajectory.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.5
Industrials	27.5
Health Care	14.2
Consumer Discretionary	9.6
Financials	7.0
Energy	2.5
Consumer Staples	2.1
Materials	1.2

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Lumentum Holdings, Inc.	5.0
Dave, Inc.	3.0
Ciena Corp.	2.8
Rush Street Interactive, Inc.	2.7
SiTime Corp.	2.7
NPK International, Inc.	2.6
Diodes, Inc.	2.5
Amprius Technologies, Inc.	2.5
Viavi Solutions, Inc.	2.2
Mama's Creations, Inc.	2.1

www.calamos.com

Calamos Timpani Small Cap Growth Fund

Class A: CTASX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SCGTSRS-A 26

Calamos Timpani Small Cap Growth Fund

Class C: CTCSX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$112	2.04%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$742,826,978	98	105%

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. The Fund is designed for investors seeking access to a disciplined strategy that provides exposure to small-cap businesses that are, in many cases, in the early stages of their growth trajectory.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.5
Industrials	27.5
Health Care	14.2
Consumer Discretionary	9.6
Financials	7.0
Energy	2.5
Consumer Staples	2.1
Materials	1.2

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Lumentum Holdings, Inc.	5.0
Dave, Inc.	3.0
Ciena Corp.	2.8
Rush Street Interactive, Inc.	2.7
SiTime Corp.	2.7
NPK International, Inc.	2.6
Diodes, Inc.	2.5
Amprius Technologies, Inc.	2.5
Viavi Solutions, Inc.	2.2
Mama's Creations, Inc.	2.1

www.calamos.com

Calamos Timpani Small Cap Growth Fund

Class C: CTCSX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SCGTSRS-C 26

Calamos Timpani Small Cap Growth Fund

Class I: CTSIX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$57	1.04%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$742,826,978	98	105%

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. The Fund is designed for investors seeking access to a disciplined strategy that provides exposure to small-cap businesses that are, in many cases, in the early stages of their growth trajectory.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.5
Industrials	27.5
Health Care	14.2
Consumer Discretionary	9.6
Financials	7.0
Energy	2.5
Consumer Staples	2.1
Materials	1.2

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Lumentum Holdings, Inc.	5.0
Dave, Inc.	3.0
Ciena Corp.	2.8
Rush Street Interactive, Inc.	2.7
SiTime Corp.	2.7
NPK International, Inc.	2.6
Diodes, Inc.	2.5
Amprius Technologies, Inc.	2.5
Viavi Solutions, Inc.	2.2
Mama's Creations, Inc.	2.1

www.calamos.com

Calamos Timpani Small Cap Growth Fund

Class I: CTSIX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SCGTSRS-I 26

Calamos Timpani Small Cap Growth Fund

Class R6: CTSOX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$52	0.94%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$742,826,978	98	105%

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. The Fund is designed for investors seeking access to a disciplined strategy that provides exposure to small-cap businesses that are, in many cases, in the early stages of their growth trajectory.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.5
Industrials	27.5
Health Care	14.2
Consumer Discretionary	9.6
Financials	7.0
Energy	2.5
Consumer Staples	2.1
Materials	1.2

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Lumentum Holdings, Inc.	5.0
Dave, Inc.	3.0
Ciena Corp.	2.8
Rush Street Interactive, Inc.	2.7
SiTime Corp.	2.7
NPK International, Inc.	2.6
Diodes, Inc.	2.5
Amprius Technologies, Inc.	2.5
Viavi Solutions, Inc.	2.2
Mama's Creations, Inc.	2.1

www.calamos.com

Calamos Timpani Small Cap Growth Fund

Class R6: CTSOX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SCGTSRS-R6 26

Calamos Timpani SMID Growth Fund

Class A: CTAGX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$74	1.35%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$48,858,165	91	98%

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. The Fund is designed for investors seeking access to a disciplined strategy that provides exposure to small-to-mid-cap businesses that are, in many cases, in the early stages of their growth trajectory.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.1
Industrials	29.6
Health Care	13.8
Consumer Discretionary	11.9
Financials	7.3
Consumer Staples	1.2
Energy	1.2
Communication Services	0.2

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Lumentum Holdings, Inc.	5.0
Ciena Corp.	3.4
Monolithic Power Systems, Inc.	2.9
Dave, Inc.	2.8
Rush Street Interactive, Inc.	2.6
SiTime Corp.	2.4
Amprius Technologies, Inc.	2.4
XPO, Inc.	2.3
Five Below, Inc.	2.3
MasTec, Inc.	2.2

www.calamos.com

Calamos Timpani SMID Growth Fund

Class A: CTAGX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SMIDTSRS-A 26

Calamos Timpani SMID Growth Fund

Class I: CTIGX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$60	1.10%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$48,858,165	91	98%

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. The Fund is designed for investors seeking access to a disciplined strategy that provides exposure to small-to-mid-cap businesses that are, in many cases, in the early stages of their growth trajectory.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.1
Industrials	29.6
Health Care	13.8
Consumer Discretionary	11.9
Financials	7.3
Consumer Staples	1.2
Energy	1.2
Communication Services	0.2

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Lumentum Holdings, Inc.	5.0
Ciena Corp.	3.4
Monolithic Power Systems, Inc.	2.9
Dave, Inc.	2.8
Rush Street Interactive, Inc.	2.6
SiTime Corp.	2.4
Amprius Technologies, Inc.	2.4
XPO, Inc.	2.3
Five Below, Inc.	2.3
MasTec, Inc.	2.2

www.calamos.com

Calamos Timpani SMID Growth Fund

Class I: CTIGX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SMIDTSRS-I 26

Calamos Timpani SMID Growth Fund

Class R6: CTOGX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$58	1.05%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$48,858,165	91	98%

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. The Fund is designed for investors seeking access to a disciplined strategy that provides exposure to small-to-mid-cap businesses that are, in many cases, in the early stages of their growth trajectory.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.1
Industrials	29.6
Health Care	13.8
Consumer Discretionary	11.9
Financials	7.3
Consumer Staples	1.2
Energy	1.2
Communication Services	0.2

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Lumentum Holdings, Inc.	5.0
Ciena Corp.	3.4
Monolithic Power Systems, Inc.	2.9
Dave, Inc.	2.8
Rush Street Interactive, Inc.	2.6
SiTime Corp.	2.4
Amprius Technologies, Inc.	2.4
XPO, Inc.	2.3
Five Below, Inc.	2.3
MasTec, Inc.	2.2

www.calamos.com

Calamos Timpani SMID Growth Fund

Class R6: CTOGX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SMIDTSRS-R6 26

Calamos Total Return Bond Fund

Class A: CTRAX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$45	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$23,536,029	171	12%

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests predominantly across government, corporate, and securitized asset classes, aiming to generate high current income and total returns in excess of the benchmark over full market cycles.

Asset allocation weightings and top 10 holdings exclude, if any, cash or cash equivalents or derivatives.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Securities	47.9
Corporate Bonds	46.2
Asset Backed Securities	3.9
Residential Mortgage Backed Securities	0.4

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
U.S. Treasury Notes, 4.000%, 11/15/35	2.6
Federal National Mortgage Association, 6.000%, 03/01/54	2.5
Federal National Mortgage Association, 4.500%, 02/01/53	2.5
Federal National Mortgage Association, 5.500%, 08/01/53	2.5
Federal National Mortgage Association, 2.500%, 07/01/51	2.4
Federal National Mortgage Association, 6.000%, 09/01/53	2.2
U.S. Treasury Bonds, 3.500%, 02/15/39	2.1
U.S. Treasury Notes, 3.750%, 08/31/31	2.1
U.S. Treasury Notes, 3.500%, 11/30/30	2.1
U.S. Treasury Notes, 3.875%, 08/15/34	2.1

www.calamos.com

Calamos Total Return Bond Fund

Class A: CTRAX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | TRBTSRS-A 26

Calamos Total Return Bond Fund

Class C: CTRCX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$82	1.65%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$23,536,029	171	12%

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests predominantly across government, corporate, and securitized asset classes, aiming to generate high current income and total returns in excess of the benchmark over full market cycles.

Asset allocation weightings and top 10 holdings exclude, if any, cash or cash equivalents or derivatives.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Securities	47.9
Corporate Bonds	46.2
Asset Backed Securities	3.9
Residential Mortgage Backed Securities	0.4

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
U.S. Treasury Notes, 4.000%, 11/15/35	2.6
Federal National Mortgage Association, 6.000%, 03/01/54	2.5
Federal National Mortgage Association, 4.500%, 02/01/53	2.5
Federal National Mortgage Association, 5.500%, 08/01/53	2.5
Federal National Mortgage Association, 2.500%, 07/01/51	2.4
Federal National Mortgage Association, 6.000%, 09/01/53	2.2
U.S. Treasury Bonds, 3.500%, 02/15/39	2.1
U.S. Treasury Notes, 3.750%, 08/31/31	2.1
U.S. Treasury Notes, 3.500%, 11/30/30	2.1
U.S. Treasury Notes, 3.875%, 08/15/34	2.1

www.calamos.com

Calamos Total Return Bond Fund

Class C: CTRCX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | TRBTSRS-C 26

Calamos Total Return Bond Fund

Class I: CTRIX

Semi-Annual Shareholder Report  - April 30, 2026

This semi-annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$32	0.65%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$23,536,029	171	12%

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests predominantly across government, corporate, and securitized asset classes, aiming to generate high current income and total returns in excess of the benchmark over full market cycles.

Asset allocation weightings and top 10 holdings exclude, if any, cash or cash equivalents or derivatives.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Securities	47.9
Corporate Bonds	46.2
Asset Backed Securities	3.9
Residential Mortgage Backed Securities	0.4

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
U.S. Treasury Notes, 4.000%, 11/15/35	2.6
Federal National Mortgage Association, 6.000%, 03/01/54	2.5
Federal National Mortgage Association, 4.500%, 02/01/53	2.5
Federal National Mortgage Association, 5.500%, 08/01/53	2.5
Federal National Mortgage Association, 2.500%, 07/01/51	2.4
Federal National Mortgage Association, 6.000%, 09/01/53	2.2
U.S. Treasury Bonds, 3.500%, 02/15/39	2.1
U.S. Treasury Notes, 3.750%, 08/31/31	2.1
U.S. Treasury Notes, 3.500%, 11/30/30	2.1
U.S. Treasury Notes, 3.875%, 08/15/34	2.1

www.calamos.com

Calamos Total Return Bond Fund

Class I: CTRIX

Semi-Annual Shareholder Report  - April 30, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | TRBTSRS-I 26

Item 1(b). Not applicable.

ITEM 2. CODE OF ETHICS.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

ITEM 6. INVESTMENTS.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of the N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

SEMIANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION April 30, 2026
Visit www.calamos.com/paperless to enroll. You can
view shareholder communications, including fund
prospectuses and other shareholder materials.
Family of Funds
TIMELY INFORMATION INSIDE
Alternative
Calamos Market Neutral Income Fund
Calamos Hedged Equity Fund
Calamos Phineus Long/Short Fund
Calamos Merger Arbitrage Fund
Convertible
Calamos Convertible Fund
Calamos Global Convertible Fund
US Equity
Calamos Timpani Small Cap Growth Fund
Calamos Timpani SMID Growth Fund
Calamos Growth Fund
Calamos Growth and Income Fund
Calamos Select Fund
Global Equity
Calamos International Growth Fund
Calamos Evolving World Growth Fund
Calamos Global Equity Fund
Calamos Global Opportunities Fund
Calamos International Small Cap Growth Fund
Fixed Income
Calamos Total Return Bond Fund
Calamos High Income Opportunities Fund
Calamos Short-Term Bond Fund

Table of Contents
The Funds 1
Statements of Assets and Liabilities (unaudited) 2
Statements of Operations (unaudited) 11
Statements of Changes in Net Assets 16
Financial Highlights 23
Schedules of Investments (unaudited) 85
Notes to Financial Statements (unaudited) 181
Report of Independent Registered Public Accounting Firm 213

The Funds

www.calamos.com
Fund Class A Class C Class I Class R6
Calamos Market Neutral Income Fund CVSIX CVSCX CMNIX CVSOX
Calamos Hedged Equity Fund CAHEX CCHEX CIHEX
Calamos Phineus Long/Short Fund CPLSX CPCLX CPLIX
Calamos Merger Arbitrage Fund CMRAX CMRCX CMRGX
Calamos Convertible Fund CCVIX CCVCX CICVX
Calamos Global Convertible Fund CAGCX CCGCX CXGCX
Calamos Timpani Small Cap Growth Fund CTASX CTCSX CTSIX CTSOX
Calamos Timpani SMID Growth Fund CTAGX CTIGX CTOGX
Calamos Growth Fund CVGRX CVGCX CGRIX
Calamos Growth and Income Fund CVTRX CVTCX CGIIX CGIOX
Calamos Select Fund CVAAX CVACX CVAIX
Calamos International Growth Fund CIGRX CIGCX CIGIX CIGOX
Calamos Evolving World Growth Fund CNWGX CNWDX CNWIX
Calamos Global Equity Fund CAGEX CCGEX CIGEX CGEOX
Calamos Global Opportunities Fund CVLOX CVLCX CGCIX
Calamos International Small Cap Growth Fund CAISX CCISX CSGIX CISOX
Calamos Total Return Bond Fund CTRAX CTRCX CTRIX
Calamos High Income Opportunities Fund CHYDX CCHYX CIHYX
Calamos Short-Term Bond Fund CSTBX CSTIX

Statements of Assets and Liabilities
April 30, 2026 (unaudited)

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
See accompanying Notes to Financial Statements
CALAMOS MARKET
NEUTRAL INCOME
FUND
CALAMOS HEDGED
EQUITY FUND
CALAMOS PHINEUS
LONG/SHORT FUND
CALAMOS MERGER
ARBITRAGE FUND
ASSETS
Investments in securities, at value
*
$ 18,871,308,485 $ 897,080,333 $ 1,107,556,793 $ 2,495,805
Investments in affiliated funds, at value 335,368,781 — — —
Cash with custodian 671,316,735 4,623,141 25,470,652 55,800
Cash held at broker 7,375,396 30 399,597 —
Restricted cash for short positions 3,971,285,031 — 513,150,374 277,356
Foreign currency 472,710 — — —
Cash collateral held 8,100,950 — — —
Cash collateral segregated for over-the-counter derivatives 5,990,308 — — —
Cash collateral segregated for exchange traded derivatives 2,180,000 — — —
Foreign currencies held at broker 113,075,260 — 7,356 —
Unrealized appreciation on total return swaps 5,998,227 — — —
Unrealized appreciation on forward foreign currency contracts 1,073,274 — — —
Receivables:
Investments sold 1,168,530,798 — 4,355,782 —
Accrued interest and dividends 30,089,304 345,820 651,197 3,590
Fund shares sold 13,759,280 321,359 523,139 —
Due from Investment adviser — — — 10,513
Prepaid expenses 1,054 — — 9,558
Other assets 9,536,155 — 1,367,725 228
Total assets 25,215,461,748 902,370,683 1,653,482,615 2,852,850
LIABILITIES
Foreign currency due to broker, at value 99,423,045 — 296 —
Securities sold short, at value 4,170,971,715 — 525,640,588 286,440
Options written, at value 1,532,077,763 49,928,750 8,808,302 1,925
Collateral for securities loaned 326,057,329 6,647,525 6,325,659 —
Cash due to broker 33,845,125 — — 20,129
Restricted cash for short positions due to broker 2,019 — — —
Cash collateral segregated for over-the-counter derivatives—received 5,990,308 — — —
Cash collateral segregated for exchange traded derivatives—received 2,180,000 — — —
Unrealized depreciation on total return swaps 6,956,225 — — —
Unrealized depreciation on forward foreign currency contracts 270,630 — — —
Payables:
Investments purchased 1,360,969,742 — 10,704,852 43,737
Open swap contracts 946,511 — — —
Fund shares redeemed 8,765,559 4,204,070 754,869 —
Affiliates:
Investment advisory fees 9,329,003 505,866 1,109,081 2,010
Distribution fees 22,529 1,276 2,169 8
Deferred compensation to Trustees 198,532 — — —
Trustees’ fees and officer compensation 37,566 2,477 3,715 1,081
Other accounts payable and accrued liabilities 7,220,836 256,608 401,535 24,604
Total liabilities 7,565,264,437 61,546,572 553,751,066 379,934
NET ASSETS $ 17,650,197,311 $ 840,824,111 $ 1,099,731,549 $ 2,472,916
COMPOSITION OF NET ASSETS
Paid in capital $ 15,062,638,039 $ 544,870,179 $ 1,012,425,798 $ 2,419,467
Accumulated distributable earnings 2,587,559,272 295,953,932 87,305,751 53,449
NET ASSETS $ 17,650,197,311 $ 840,824,111 $ 1,099,731,549 $ 2,472,916

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
April 30, 2026 (unaudited)
CALAMOS MARKET
NEUTRAL INCOME
FUND
CALAMOS HEDGED
EQUITY FUND
CALAMOS PHINEUS
LONG/SHORT FUND
CALAMOS MERGER
ARBITRAGE FUND
CLASS A SHARES
†
Net assets applicable to shares outstanding $ 877,684,257 $ 31,125,567 $ 71,863,531 $ 124,676
Shares outstanding 54,180,616 1,576,782 4,370,185 12,104
Net asset value and redemption price per share $ 16.20 $ 19.74 $ 16.44 $ 10.30
Maximum offering price per share (Net asset value, plus 4.75% of offering price) $ 16.66# $ 20.72 $ 17.26 $ 10.59#
CLASS C SHARES
†**
Net assets applicable to shares outstanding $ 191,186,728 $ 15,617,013 $ 21,400,710 $ 114,359
Shares outstanding 11,766,951 824,139 1,378,929 11,153
Net asset value and redemption price per share $ 16.25 $ 18.95 $ 15.52 $ 10.25
CLASS I SHARES
†
Net assets applicable to shares outstanding $ 16,091,022,684 $ 794,081,531 $ 1,006,467,308 $ 2,233,881
Shares outstanding 1,006,836,763 40,110,567 60,179,366 216,762
Net asset value and redemption price per share $ 15.98 $ 19.80 $ 16.72 $ 10.31
CLASS R6 SHARES
†
Net assets applicable to shares outstanding $ 490,303,642 $ — $ — $ —
Shares outstanding 30,674,936 — — —
Net asset value and redemption price per share $ 15.98 $ — $ — $ —
— — — —
Investments in securities, at cost $ 12,060,152,439 $ 493,781,521 $ 983,448,677 $ 2,470,212
Investments in affiliated funds, at cost 350,000,000 — — —
Foreign currency, at cost 476,072 — — —
Foreign currencies held at broker, at cost 112,344,552 — 7,261 —
Foreign currency due to broker, at cost 98,988,494 — 301 —
Securities sold short, at proceeds 3,147,242,972 — 463,328,844 264,766
Options written, at premium 1,334,048,954 32,727,154 14,121,621 980
*   Includes securities on loan $ 428,353,101 $ 8,514,902 $ 20,022,479 $ —
†
No par value; unlimited number of shares authorized.
#
For Market Neutral Income Fund and Merger Arbitrage Fund, maximum offering price per share is Net asset value plus 2.75% of offering price.
**
Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
April 30, 2026 (unaudited)
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS
CONVERTIBLE FUND
CALAMOS GLOBAL
CONVERTIBLE FUND
CALAMOS TIMPANI
SMALL CAP
GROWTH FUND
CALAMOS TIMPANI
SMID GROWTH
FUND
ASSETS
Investments in securities, at value
*
$ 1,105,538,094 $ 171,214,307 $ 740,066,998 $ 47,033,055
Cash with custodian 16,968,621 2,698,880 9,535,011 896,569
Cash held at broker — 279 — —
Foreign currencies held at broker — 59 — —
Unrealized appreciation on forward foreign currency contracts 28,244 — — —
Receivables:
Accrued interest and dividends 2,278,527 438,586 4,918 2,140
Fund shares sold 1,027,132 111,926 662,696 1,436,347
Investments sold 1,021,326 6,382,183 1,655,145 328,213
Due from Investment adviser — 12 2,161 6,744
Prepaid expenses 1,910 — 169 5,040
Other assets 204,233 — — —
Total assets 1,127,068,087 180,846,232 751,927,098 49,708,108
LIABILITIES
Options written, at value 674,250 — — —
Collateral for securities loaned 52,031,322 4,784,270 — —
Cash due to broker 118 — — —
Unrealized depreciation on forward foreign currency contracts 109,374 — — —
Payables:
Investments purchased 2,512,945 1,858,209 8,242,212 781,882
Fund shares redeemed 461,452 47,434 247,999 —
Affiliates:
Investment advisory fees 605,972 117,041 485,847 34,154
Distribution fees 5,295 227 1,280 10
Deferred compensation to Trustees 204,237 — — —
Trustees’ fees and officer compensation 2,965 1,366 1,409 1,131
Other accounts payable and accrued liabilities 301,568 68,636 121,373 32,766
Total liabilities 56,909,498 6,877,183 9,100,120 849,943
NET ASSETS $ 1,070,158,589 $ 173,969,049 $ 742,826,978 $ 48,858,165
COMPOSITION OF NET ASSETS
Paid in capital $ 784,676,419 $ 144,421,832 $ 487,416,459 $ 28,406,655
Accumulated distributable earnings 285,482,170 29,547,217 255,410,519 20,451,510
NET ASSETS $ 1,070,158,589 $ 173,969,049 $ 742,826,978 $ 48,858,165

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
April 30, 2026 (unaudited)
CALAMOS
CONVERTIBLE FUND
CALAMOS GLOBAL
CONVERTIBLE FUND
CALAMOS TIMPANI
SMALL CAP
GROWTH FUND
CALAMOS TIMPANI
SMID GROWTH
FUND
CLASS A SHARES
†
Net assets applicable to shares outstanding $ 282,172,661 $ 8,001,784 $ 49,340,906 $ 2,192,387
Shares outstanding 10,499,334 534,862 893,309 107,040
Net asset value and redemption price per share $ 26.88 $ 14.96 $ 55.23 $ 20.48
Maximum offering price per share (Net asset value, plus 4.75% of offering price) $ 27.50# $ 15.30# $ 57.98 $ 21.50
CLASS C SHARES
†**
Net assets applicable to shares outstanding $ 28,025,850 $ 2,175,085 $ 12,220,230 $ —
Shares outstanding 1,085,577 154,507 221,279 —
Net asset value and redemption price per share $ 25.82 $ 14.08 $ 55.23 $ —
CLASS I SHARES
†
Net assets applicable to shares outstanding $ 759,960,078 $ 163,792,180 $ 636,552,850 $ 45,720,379
Shares outstanding 33,885,156 10,866,567 11,062,631 2,192,287
Net asset value and redemption price per share $ 22.43 $ 15.07 $ 57.54 $ 20.86
CLASS R6 SHARES
†
Net assets applicable to shares outstanding $ — $ — $ 44,712,992 $ 945,399
Shares outstanding — — 772,190 45,276
Net asset value and redemption price per share $ — $ — $ 57.90 $ 20.88
— — — —
Investments in securities, at cost $ 899,336,494 $ 156,040,371 $ 442,369,435 $ 29,435,484
Foreign currencies held at broker, at cost — 54 — —
Options written, at premium 697,267 — — —
*   Includes securities on loan $ 91,610,920 $ 12,256,811 $ — $ —
†
No par value; unlimited number of shares authorized.
#
For Convertible Fund and Global Convertible Fund, maximum offering price per share is Net asset value plus 2.25% of offering price.
**
Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
April 30, 2026 (unaudited)
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS GROWTH
FUND
CALAMOS GROWTH
AND INCOME FUND
CALAMOS SELECT
FUND
CALAMOS
INTERNATIONAL
GROWTH FUND
ASSETS
Investments in securities, at value
*
$ 1,735,578,821 $ 3,317,262,612 $ 60,410,599 $ 369,726,408
Cash with custodian 17,779,190 102,795,097 1,497,918 934,693
Cash held at broker 90 8,376 — 1,500
Restricted cash for short positions — — — 6
Restricted cash for open forward foreign currency contracts — — — 371,100
Foreign currency — — — 11,452
Unrealized appreciation on forward foreign currency contracts — — — 29,823
Receivables:
Investments sold 1,500,622 — — 5,682,776
Accrued interest and dividends 217,321 3,005,122 10,540 1,041,493
Due from Investment adviser 70,502 — 17,652 126,525
Fund shares sold 14,817 1,599,821 83 90,520
Other assets 989,947 427,460 106,129 66,800
Total assets 1,756,151,310 3,425,098,488 62,042,921 378,083,096
LIABILITIES
Foreign currency overdraft, at value — 59 — —
Options written, at value — 484,488 — —
Collateral for securities loaned 43,994,269 50,747,274 — 43,199,411
Unrealized depreciation on forward foreign currency contracts — — — 240,768
Payables:
Investments purchased 3,352,351 — 309,982 5,787,047
Fund shares redeemed 490,417 1,236,294 10,500 15,161,410
Affiliates:
Investment advisory fees 1,187,037 1,788,669 48,557 289,426
Distribution fees 17,606 28,806 212 844
Deferred compensation to Trustees 989,947 427,460 106,129 66,800
Trustees’ fees and officer compensation 6,201 8,497 1,249 1,340
Other accounts payable and accrued liabilities 493,644 800,187 41,469 110,698
Total liabilities 50,531,472 55,521,734 518,098 64,857,744
NET ASSETS $ 1,705,619,838 $ 3,369,576,754 $ 61,524,823 $ 313,225,352
COMPOSITION OF NET ASSETS
Paid in capital $ 654,525,025 $ 1,499,898,662 $ 30,658,686 $ 196,351,659
Accumulated distributable earnings 1,051,094,813 1,869,678,092 30,866,137 116,873,693
NET ASSETS $ 1,705,619,838 $ 3,369,576,754 $ 61,524,823 $ 313,225,352

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
April 30, 2026 (unaudited)
CALAMOS GROWTH
FUND
CALAMOS GROWTH
AND INCOME FUND
CALAMOS SELECT
FUND
CALAMOS
INTERNATIONAL
GROWTH FUND
CLASS A SHARES
†
Net assets applicable to shares outstanding $ 1,256,374,973 $ 1,548,401,275 $ 14,955,278 $ 57,210,313
Shares outstanding 25,686,190 27,443,105 633,457 2,212,100
Net asset value and redemption price per share $ 48.91 $ 56.42 $ 23.61 $ 25.86
Maximum offering price per share (Net asset value, plus 4.75% of offering price) $ 51.35 $ 59.23 $ 24.79 $ 27.15
CLASS C SHARES
†**
Net assets applicable to shares outstanding $ 10,693,700 $ 144,132,397 $ 184,866 $ 1,514,970
Shares outstanding 870,848 2,567,067 10,049 75,196
Net asset value and redemption price per share $ 12.28 $ 56.15 $ 18.40 $ 20.15
CLASS I SHARES
†
Net assets applicable to shares outstanding $ 438,551,165 $ 1,628,254,910 $ 46,384,679 $ 242,186,267
Shares outstanding 5,443,447 30,588,547 1,865,327 8,858,661
Net asset value and redemption price per share $ 80.56 $ 53.23 $ 24.87 $ 27.34
CLASS R6 SHARES
†
Net assets applicable to shares outstanding $ — $ 48,788,172 $ — $ 12,313,802
Shares outstanding — 915,655 — 443,707
Net asset value and redemption price per share $ — $ 53.28 $ — $ 27.75
— — — —
Investments in securities, at cost $ 742,389,610 $ 1,518,153,682 $ 31,586,890 $ 267,294,569
Foreign currency, at cost — — — 11,394
Foreign currency overdraft, at cost — 59 — —
Options written, at premium — 151,300 — —
*   Includes securities on loan $ 91,455,669 $ 58,077,647 $ — $ 56,905,796
†
No par value; unlimited number of shares authorized.
**
Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
April 30, 2026 (unaudited)
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS
EVOLVING WORLD
GROWTH FUND
CALAMOS GLOBAL
EQUITY FUND
CALAMOS GLOBAL
OPPORTUNITIES
FUND
CALAMOS
INTERNATIONAL
SMALL CAP
GROWTH FUND
ASSETS
Investments in securities, at value
*
$ 451,447,926 $ 186,930,606 $ 355,676,184 $ 13,192,534
Cash with custodian — 6,849,687 2,001,587 401,408
Cash held at broker 387 1 252,202 —
Restricted cash for open forward foreign currency contracts 320,000 — — —
Foreign currency 1,103,128 — — 817
Unrealized appreciation on forward foreign currency contracts 102,834 44,675 86,676 5,849
Receivables:
Investments sold 10,226,779 2,173,928 4,234,040 177,938
Accrued interest and dividends 898,366 173,881 480,996 28,668
Fund shares sold 275,724 289,395 383,073 —
Due from Investment adviser 109,755 4,960 60,258 14,417
Prepaid expenses 3,406 — 610 —
Other assets 19,684 34,264 160,759 —
Total assets 464,507,989 196,501,397 363,336,385 13,821,631
LIABILITIES
Cash due to custodian 47,895 — — —
Collateral for securities loaned 5,265,667 9,828,408 11,863,911 —
Restricted cash for short positions — 1 252,163 —
Unrealized depreciation on forward foreign currency contracts 555,978 38,870 87,981 1,342
Payables:
Investments purchased 5,933,146 2,630,722 341,860 129,963
Fund shares redeemed 552,705 437,401 103,000 73,612
Dividends — — — 5,837
Affiliates:
Investment advisory fees 381,396 146,931 274,632 9,687
Distribution fees 780 522 2,324 8
Deferred compensation to Trustees 19,684 34,264 160,759 —
Trustees’ fees and officer compensation 1,839 1,349 1,681 1,045
Other accounts payable and accrued liabilities 1,421,180 66,780 124,108 61,173
Total liabilities 14,180,270 13,185,248 13,212,419 282,667
NET ASSETS $ 450,327,719 $ 183,316,149 $ 350,123,966 $ 13,538,964
COMPOSITION OF NET ASSETS
Paid in capital $ 281,562,505 $ 109,326,917 $ 229,421,314 $ 10,089,426
Accumulated distributable earnings 168,765,214 73,989 ,232 120,702,652 3,449,538
NET ASSETS $ 450,327,719 $ 183,316 ,149 $ 350,123,966 $ 13,538,964

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
April 30, 2026 (unaudited)
CALAMOS
EVOLVING WORLD
GROWTH FUND
CALAMOS GLOBAL
EQUITY FUND
CALAMOS GLOBAL
OPPORTUNITIES
FUND
CALAMOS
INTERNATIONAL
SMALL CAP
GROWTH FUND
CLASS A SHARES
†
Net assets applicable to shares outstanding $ 41,261,323 $ 33,838,395 $ 109,766,839 $ 566,635
Shares outstanding 1,407,458 1,802,846 7,677,680 39,679
Net asset value and redemption price per share $ 29.32 $ 18.77 $ 14.30 $ 14.28
Maximum offering price per share (Net asset value, plus 4.75% of offering price) $ 30.78 $ 19.71 $ 15.01 $ 14.99
CLASS C SHARES
†**
Net assets applicable to shares outstanding $ 4,092,130 $ 1,270,848 $ 15,585,001 $ 14,063
Shares outstanding 154,257 93,265 1,357,971 1,009
Net asset value and redemption price per share $ 26.53 $ 13.63 $ 11.48 $ 13.94
CLASS I SHARES
†
Net assets applicable to shares outstanding $ 404,974,266 $ 148,009,634 $ 224,772,126 $ 12,943,581
Shares outstanding 13,623,363 7,324,225 14,964,095 900,278
Net asset value and redemption price per share $ 29.73 $ 20.21 $ 15 .02 $ 14.38
CLASS R6 SHARES
†
Net assets applicable to shares outstanding $ — $ 197,272 $ — $ 14,685
Shares outstanding — 9,742 — 1,020
Net asset value and redemption price per share $ — $ 20.25 $ — $ 14.39
— — — —
Investments in securities, at cost $ 275,201,591 $ 116,252,574 $ 240,564,610 $ 9,743,502
Foreign currency, at cost 1,103,128 — — 818
*   Includes securities on loan $ 16,428,841 $ 18,876,775 $ 26,545,563 $ —
†
No par value; unlimited number of shares authorized.
**
Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
April 30, 2026 (unaudited)
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS TOTAL
RETURN BOND
FUND
CALAMOS
HIGH INCOME
OPPORTUNITIES
FUND
CALAMOS SHORT-
TERM BOND FUND
ASSETS
Investments in securities, at value
*
$ 23,472,469 $ 22,882,364 $ 422,292,710
Cash with custodian 176,415 1,854,135 11,237,864
Restricted cash for futures 54,460 — 407,000
Variation margin on open futures contracts — — 525,865
Receivables:
Accrued interest and dividends 196,225 300,021 3,347,508
Due from Investment adviser 9,565 13,811 —
Fund shares sold 1,428 2,688 50,129
Investments sold — 138,649 500,000
Prepaid expenses 212 621 4,696
Other assets 38,555 116,954 —
Total assets 23,949,329 25,309,243 438,365,772
LIABILITIES
Collateral for securities loaned 295,000 1,910,317 16,734,068
Variation margin on open futures contracts — — 421,872
Payables:
Investments purchased — 392,531 4,295,530
Fund shares redeemed 26,908 38,095 56,424
Dividends 11,992 4,954 1,409,420
Affiliates:
Investment advisory fees 8,778 11,063 102,444
Distribution fees 136 234 86
Deferred compensation to Trustees 38,555 116,954 —
Trustees’ fees and officer compensation 1,184 1,251 1,958
Other accounts payable and accrued liabilities 30,747 38,497 82,602
Total liabilities 413,300 2,513,896 23,104,404
NET ASSETS $ 23,536,029 $ 22,795,347 $ 415,261,368
COMPOSITION OF NET ASSETS
Paid in capital $ 28,731,307 $ 37,093,015 $ 430,997,676
Accumulated distributable (loss) (5,195,278) (14,297,668) (15,736,308)
NET ASSETS $ 23,536,029 $ 22,795,347 $ 415,261,368
CLASS A SHARES
†
Net assets applicable to shares outstanding $ 8,865,273 $ 14,345,719 $ 6,312,069
Shares outstanding 982,032 1,848,542 660,198
Net asset value and redemption price per share $ 9.03 $ 7.76 $ 9.56
Maximum offering price per share (Net asset value, plus 4.75% of offering price) $ 9.24# $ 7.94# $ 9.78#
CLASS C SHARES
†**
Net assets applicable to shares outstanding $ 271,075 $ 679,107 $ —
Shares outstanding 30,042 80,694 —
Net asset value and redemption price per share $ 9.02 $ 8.42 $ —
CLASS I SHARES
†
Net assets applicable to shares outstanding $ 14,399,681 $ 7,770,521 $ 408,949,299
Shares outstanding 1,594,505 1,000,994 42,810,821
Net asset value and redemption price per share $ 9.03 $ 7.76 $ 9.55
— — —
Investments in securities, at cost $ 25,214,679 $ 23,263,429 $ 421,119,735
*   Includes securities on loan $ 762,700 $ 2,074,491 $ 27,898,279
†
No par value; unlimited number of shares authorized.
#
For Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund, maximum offering price per share is Net asset value plus
2.25% of offering price.
**
Redemption price may be reduced by contingent deferred sales charge.

Statements of Operations
Six Months Ended April 30, 2026 (unaudited)

www.calamos.com
See accompanying Notes to Financial Statements
CALAMOS MARKET
NEUTRAL INCOME
FUND
CALAMOS HEDGED
EQUITY FUND
CALAMOS PHINEUS
LONG/SHORT FUND
CALAMOS MERGER
ARBITRAGE FUND
INVESTMENT INCOME
Interest $ 49,053,403 $ 245,817 $ 1,161,983 $ 8,920
Interest on short sales 59,649,155 — 10,628,009 5,613
(Amortization)/accretion of investment securities (29,885,406) — — (194)
Dividends 84,516,794 4,720,490 5,577,864 20,804
Dividends from affiliated funds 7,525,170 — — —
Dividend taxes withheld (130,267) (1,537) — —
Securities lending income, net of fees 596,070 8,789 31,322 —
Total investment income 171,324,919 4,973,559 17,399,178 35,143
EXPENSES
Investment advisory fees 55,669,845 2,930,972 6,834,743 13,074
Distribution fees – – – –
Class A 1,075,911 36,316 90,143 145
Class C 974,187 74,055 115,995 560
Dividend or interest expense on short positions 18,456,788 — 4,129,348 4,273
Transfer agent fees 7,779,068 365,692 531,775 5,099
Fund administration fees 446,604 20,190 29,945 74
Accounting fees 426,447 26,916 33,009 3,816
Trustees’ fees and officer compensation 422,212 24,072 32,841 4,981
Printing and mailing fees 396,913 33,069 39,843 5,356
Legal fees 368,839 20,306 37,737 4,879
Tax fees 261,953 12,127 19,691 791
Audit fees 185,905 13,452 17,373 5,066
Custodian fees 123,476 9,014 60,189 1,490
Registration fees 102,453 33,116 33,152 21,994
Other 250,083 18,842 23,228 9,629
Total expenses 86,940,684 3,618,139 12,029,012 81,227
Less expense reductions (501,985) — — (59,905)
Net expenses 86,438,699 3,618,139 12,029,012 21,322
NET INVESTMENT INCOME 84,886,220 1,355,420 5,370,166 13,821
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options 703,608,864 376,789 120,777,072 74,093
Purchased options (121,646,686) 1,662,219 (61,340,336) —
Foreign currency transactions (966,182) — 101,970 —
Forward foreign currency contracts 3,296,098 — — —
Written options (214,207,913) 11,315,921 47,443,987 1,664
Short positions (299,152,102) — (5,381,291) (29,697)
Total return swaps 26,456,296 — — —
Change in net unrealized appreciation (depreciation) on:
Investments, excluding purchased options 489,707,081 41,416,067 (76,596,956) 14,127
Affiliated funds (5,590,925) — — —
Purchased options 1,604,038 (15,121,822) (3,692,793) —
Foreign currency translations 3,933,787 — 6,668 —
Forward foreign currency contracts (4,129,014) — — —
Written options 19,527,532 (13,859,731) 16,982,000 (962)
Short positions (253,964,168) — (43,462,545) 2,539
Total return swaps (6,793,060) — — —
NET GAIN (LOSS) 341,683,646 25,789,443 (5,162,224) 61,764
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS $ 426,569,866 $ 27,144,863 $ 207,942 $ 75,585

See accompanying Notes to Financial Statements
Statements of Operations
Six Months Ended April 30, 2026 (unaudited)
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS
CONVERTIBLE FUND
CALAMOS GLOBAL
CONVERTIBLE FUND
CALAMOS TIMPANI
SMALL CAP
GROWTH FUND
CALAMOS TIMPANI
SMID GROWTH
FUND
INVESTMENT INCOME
Interest $ 4,376,003 $ 868,350 $ 112,810 $ 8,096
(Amortization)/accretion of investment securities (6,595,884) (283,745) — —
Dividends 2,764,449 324,981 572,923 38,756
Dividend taxes withheld — (6,313) — (44)
Securities lending income, net of fees 42,888 10,092 — —
Total investment income 587,456 913,365 685,733 46,808
EXPENSES
Investment advisory fees 3,377,713 669,879 2,738,905 185,311
Distribution fees – – – –
Class A 324,345 9,679 51,823 765
Class C 129,393 11,100 45,413 —
Transfer agent fees 429,831 78,637 311,569 12,845
Printing and mailing fees 33,485 13,006 20,879 5,854
Accounting fees 28,134 11,349 22,990 6,986
Trustees’ fees and officer compensation 27,066 8,728 18,957 5,824
Registration fees 26,300 23,347 39,851 22,412
Fund administration fees 23,529 4,084 14,376 968
Legal fees 22,800 7,960 14,403 5,710
Audit fees 14,831 6,889 10,867 5,441
Tax fees 14,267 3,192 9,702 583
Custodian fees 8,406 3,459 16,420 7,246
Other 16,247 6,792 9,917 4,689
Total expenses 4,476,347 858,101 3,326,072 264,634
Less expense reductions — (12) (13,526) (49,492)
Net expenses 4,476,347 858,089 3,312,546 215,142
NET INVESTMENT INCOME (LOSS) (3,888,891) 55,276 (2,626,813) (168,334)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options 90,489,559 15,608,228 30,211,397 3,326,614
Purchased options 4,079,100 (182,608) — —
Foreign currency transactions (5,578) 15,255 — —
Forward foreign currency contracts 107,810 — — —
Change in net unrealized appreciation (depreciation) on:
Investments, excluding purchased options 27,155,942 (2,170,117) 105,307,613 4,940,383
Purchased options 1,047,018 (462,306) — —
Foreign currency translations — (146) — —
Forward foreign currency contracts (70,156) — — —
Written options 23,017 — — —
NET GAIN 122,826,712 12,808,306 135,519,010 8,266,997
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS $ 118,937,821 $ 12,863,582 $ 132,892,197 $ 8,098,663

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Operations
Six Months Ended April 30, 2026 (unaudited)
CALAMOS GROWTH
FUND
CALAMOS GROWTH
AND INCOME FUND
CALAMOS SELECT
FUND
CALAMOS
INTERNATIONAL
GROWTH FUND
INVESTMENT INCOME
Interest $ 155,218 $ 5,808,894 $ 18,395 $ 55,359
Interest on short sales 56 — — —
(Amortization)/accretion of investment securities — (5,522,313) — —
Dividends 3,014,012 14,459,315 244,857 2,344,149
Dividend taxes withheld (28,061) (12,243) (225) (10,496)
Securities lending income, net of fees 62,654 112,454 331 50,432
Total investment income 3,203,879 14,846,107 263,358 2,439,444
EXPENSES
Investment advisory fees 7,283,343 10,762,580 298,182 1,423,425
Performance fees — — — 157,275
Distribution fees – – – –
Class A 1,517,893 1,858,973 18,332 64,118
Class C 54,143 682,340 972 7,067
Transfer agent fees 669,719 1,177,789 14,908 152,347
Legal fees 156,760 67,460 6,212 30,187
Printing and mailing fees 52,286 70,576 6,012 12,791
Trustees’ fees and officer compensation 46,834 84,301 6,425 11,550
Fund administration fees 45,116 84,727 1,622 7,162
Accounting fees 44,252 79,580 8,053 15,009
Registration fees 30,097 45,467 22,051 30,419
Tax fees 29,703 50,336 936 17,372
Audit fees 23,528 39,549 5,725 7,937
Custodian fees 14,472 32,516 1,179 44,545
Other 26,578 48,753 5,243 8,069
Total expenses 9,994,724 15,084,947 395,852 1,989,273
Less expense reductions (70,502) — (108,185) (573,429)
Net expenses 9,924,222 15,084,947 287,667 1,415,844
NET INVESTMENT INCOME (LOSS) (6,720,343) (238,840) (24,309) 1,023,600
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options 93,486,873 140,370,655 2,207,649 18,030,083
(a)
Purchased options 1,993,039 500,558 — (3,810,870)
Foreign currency transactions — 46,677 — 31,334
Forward foreign currency contracts — — — 145,138
Written options 446,737 (805,550) — 458,991
Change in net unrealized appreciation (depreciation) on:
Investments, excluding purchased options (65,108,956) 53,210,588
(b)
(1,288,544) 26,187,528
(c)
Purchased options 32,943 (5,177,535) — 16,490
Foreign currency translations 510 2,378 — 30,719
Forward foreign currency contracts — — — 262,238
Written options (7,154) (421,194) — —
NET GAIN 30,843,992 187,726,577 919,105 41,351,651
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS $ 24,123,649 $ 187,487,737 $ 894,796 $ 42,375,251
(a)
Net of foreign capital gains tax of $64,273.
(b)
Change in unrealized appreciation/(depreciation) on Investments, excluding purchased options consists of $13,094,850, which were adjusted in connection with the reorganization of the Calamos Dividend Growth Fund.
(c)
Net of change in deferred capital gains tax of $124,329.

See accompanying Notes to Financial Statements
Statements of Operations
Six Months Ended April 30, 2026 (unaudited)
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS
EVOLVING WORLD
GROWTH FUND
CALAMOS GLOBAL
EQUITY FUND
CALAMOS GLOBAL
OPPORTUNITIES
FUND
CALAMOS
INTERNATIONAL
SMALL CAP
GROWTH FUND
INVESTMENT INCOME
Interest $ 70,196 $ 65,778 $ 597,706 $ 6,143
(Amortization)/accretion of investment securities (984,051) 1,865 (943,088) —
Dividends 2,885,195 933,665 1,536,747 71,190
Dividend taxes withheld (321,926) (79,166) (107,907) (9,200)
Securities lending income, net of fees 163,448 17,337 13,532 —
Total investment income 1,812,862 939,479 1,096,990 68,133
EXPENSES
Investment advisory fees 2,197,227 818,287 1,596,213 45,317
Performance fees — 43,188 — —
Distribution fees – – – –
Class A 44,783 38,597 127,853 563
Class C 17,646 5,818 70,111 59
Transfer agent fees 249,525 42,456 156,404 6,750
Custodian fees 145,584 13,108 18,810 10,108
Registration fees 26,853 28,371 25,664 28,615
Printing and mailing fees 24,072 8,239 16,763 5,505
Tax fees 22,552 12,940 15,232 13,160
Accounting fees 16,201 12,242 14,588 4,260
Trustees’ fees and officer compensation 14,492 8,858 12,657 5,086
Legal fees 13,118 8,041 11,036 5,164
Fund administration fees 10,476 4,187 8,237 187
Audit fees 9,361 6,760 8,374 5,111
Other 9,402 6,653 8,269 7,130
Total expenses 2,801,292 1,057,745 2,090,211 137,015
Less expense reductions (641,712) (72,353) (344,027) (83,930)
Net expenses 2,159,580 985,392 1,746,184 53,085
NET INVESTMENT INCOME (LOSS) (346,718) (45,913) (649,194) 15,048
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options 39,048,147
(a)
5,054,710 10,497,255
(a)
97,374
(a)
Purchased options (6,988,635) (24,030) 491,083 (7,055)
Foreign currency transactions (230,074) (46,663) 100,263 (2,046)
Forward foreign currency contracts 804,966 245,328 (101,618) (40,612)
Written options 1,174,417 — 5,034 —
Change in net unrealized appreciation (depreciation) on:
Investments, excluding purchased options 69,634,089
(b)
9,7 37 , 242
(b)
17,151,205
(b)
1,916,224
(b)
Purchased options (4,643,840) (758,240) (1,657,213) (11,147)
Foreign currency translations (40,820) 6,726 5,309 1,264
Forward foreign currency contracts (442,663) 104,325 476,950 31,138
NET GAIN 98,315,587 14, 319 , 398 26,968,268 1,985,140
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS $ 97,968,869 $ 14,2 73 , 485 $ 26,319,074 $ 2,000,188
(a)
Net of foreign capital gains tax of $438,894, $7 and $(4,908).
(b)
Net of change in deferred capital gains tax of $(244,794), $23,804, $34,958 and $(23,596).

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Operations
Six Months Ended April 30, 2026 (unaudited)
CALAMOS TOTAL
RETURN BOND
FUND
CALAMOS
HIGH INCOME
OPPORTUNITIES
FUND
CALAMOS SHORT-
TERM BOND FUND
INVESTMENT INCOME
Interest $ 526,447 $ 812,798 $ 9,578,169
(Amortization)/accretion of investment securities 7,874 9,993 411,606
Dividends — 7,680 —
Securities lending income, net of fees 516 6,100 19,504
Total investment income 534,837 836,571 10,009,279
EXPENSES
Investment advisory fees 56,336 74,740 617,679
Distribution fees – – –
Class A 11,561 20,276 7,807
Class C 1,344 2,611 —
Registration fees 22,191 24,026 18,184
Transfer agent fees 15,982 19,169 41,303
Accounting fees 10,366 17,495 23,334
Printing and mailing fees 6,804 7,265 7,498
Legal fees 5,912 5,732 13,139
Audit fees 5,604 5,610 9,706
Trustees’ fees and officer compensation 5,587 5,692 15,031
Custodian fees 1,063 2,309 4,729
Fund administration fees 758 934 10,698
Tax fees 412 479 7,082
Other 6,344 11,314 13,186
Total expenses 150,264 197,652 789,376
Less expense reductions (55,985) (81,341) —
Net expenses 94,279 116,311 789,376
NET INVESTMENT INCOME 440,558 720,260 9,219,903
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments (303,700) (378,197) 194,319
Futures contracts 2,153 — 117,875
Change in net unrealized appreciation (depreciation) on:
Investments (4,248) 246,502 (2,654,662)
Futures contracts (2,607) — (448,657)
NET (LOSS) (308,402) (131,695) (2,791,125)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $ 132,156 $ 588,565 $ 6,428,778

Statements of Changes in Net Assets
April 30, 2026

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
See accompanying Notes to Financial Statements
M
CALAMOS MARKET NEUTRAL
INCOME FUND CALAMOS HEDGED EQUITY FUND
CALAMOS PHINEUS LONG/SHORT
FUND
(UNAUDITED)
SIX MONTHS
ENDED
APRIL 30,
2026
YEAR ENDED
OCTOBER 31,
2025
(UNAUDITED)
SIX MONTHS
ENDED
APRIL 30,
2026
YEAR ENDED
OCTOBER 31,
2025
(UNAUDITED)
SIX MONTHS
ENDED
APRIL 30,
2026
YEAR ENDED
OCTOBER 31,
2025
OPERATIONS
Net investment income $ 84,886,220 $ 235,782,491 $ 1,355,420 $ 2,942,059 $ 5,370,166 $ 17,013,573
Net realized gain (loss) 97,388,375 (888,759,745) 13,354,929 (19,962,481) 101,601,402 42,853,855
Change in unrealized appreciation/(depreciation) 244,295,271 1,811,040,471 12,434,514 109,176,905 (106,763,626) 30,221,848
Net increase in net assets resulting from operations 426,569,866 1,158,063,217 27,144,863 92,156,483 207,942 90,089,276
DISTRIBUTIONS TO SHAREHOLDERS
Class A (8,593,475) (14,526,531) (38,272) (64,445) (3,712,141) (4,130,897)
Class C (1,465,871) (2,010,046) — (4,955) (1,098,245) (1,856,238)
Class I (173,530,795) (274,410,530) (1,444,861) (3,019,448) (55,054,881) (60,334,647)
Class R6 (5,481,399) (5,148,753) — — — —
Total distributions (189,071,540) (296,095,860) (1,483,133) (3,088,848) (59,865,267) (66,321,782)
CAPITAL SHARE TRANSACTIONS 419,794,688 1,055,700,691 36,075,321 (7,176,955) 26,497,627 65,294,070
TOTAL INCREASE (DECREASE) IN NET ASSETS 657,293,014 1,917,668,048 61,737,051 81,890,680 (33,159,698) 89,061,564
NET ASSETS
Beginning of period $ 16,992,904,297 $ 15,075,236,249 $ 779,087,060 $ 697,196,380 $ 1,132,891,247 $ 1,043,829,683
End of period $ 17,650,197,311 $ 16,992,904,297 $ 840,824,111 $ 779,087,060 $ 1,099,731,549 $ 1,132,891,247

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
April 30, 2026
CALAMOS MERGER ARBITRAGE
FUND CALAMOS CONVERTIBLE FUND
CALAMOS GLOBAL CONVERTIBLE
FUND
(UNAUDITED)
SIX MONTHS
ENDED
APRIL 30,
2026
YEAR ENDED
OCTOBER 31,
2025
(UNAUDITED)
SIX MONTHS
ENDED
APRIL 30,
2026
YEAR ENDED
OCTOBER 31,
2025
(UNAUDITED)
SIX MONTHS
ENDED
APRIL 30,
2026
YEAR ENDED
OCTOBER 31,
2025
OPERATIONS
Net investment income (loss) $ 13,821 $ 8,484 $ (3,888,891) $ (6,786,436) $ 55,276 $ 125,005
Net realized gain 46,060 191,283 94,670,891 116,964,010 15,440,875 14,152,110
Change in unrealized appreciation/(depreciation) 15,704 44,437 28,155,821 73,264,689 (2,632,569) 13,349,013
Net increase in net assets resulting from operations 75,585 244,204 118,937,821 183,442,263 12,863,582 27,626,128
DISTRIBUTIONS TO SHAREHOLDERS
Class A (8,004) (3,252) (22,962,864) (3,229,355) (368,519) (6,268)
Class C (7,237) (1,945) (2,323,894) (209,531) (108,713) —
Class I (184,742) (55,048) (67,542,784) (11,008,878) (7,030,812) (243,898)
Total distributions (199,983) (60,245) (92,829,542) (14,447,764) (7,508,044) (250,166)
CAPITAL SHARE TRANSACTIONS (243,911) 560,287 115,529,004 (111,682,085) 9,541,640 3,890,196
TOTAL INCREASE (DECREASE) IN NET ASSETS (368,309) 744,246 141,637,283 57,312,414 14,897,178 31,266,158
NET ASSETS
Beginning of period $ 2,841,225 $ 2,096,979 $ 928,521,306 $ 871,208,892 $ 159,071,871 $ 127,805,713
End of period $ 2,472,916 $ 2,841,225 $ 1,070,158,589 $ 928,521,306 $ 173,969,049 $ 159,071,871

See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
April 30, 2026
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS TIMPANI SMALL CAP
GROWTH FUND
CALAMOS TIMPANI SMID
GROWTH FUND CALAMOS GROWTH FUND
(UNAUDITED)
SIX MONTHS
ENDED
APRIL 30,
2026
YEAR ENDED
OCTOBER 31,
2025
(UNAUDITED)
SIX MONTHS
ENDED
APRIL 30,
2026
YEAR ENDED
OCTOBER 31,
2025
(UNAUDITED)
SIX MONTHS
ENDED
APRIL 30,
2026
YEAR ENDED
OCTOBER 31,
2025
OPERATIONS
Net investment (loss) $ (2,626,813) $ (3,458,347) $ (168,334) $ (284,757) $ (6,720,343) $ (11,747,950)
Net realized gain 30,211,397 27,305,125 3,326,614 2,313,665 95,926,649 130,284,061
Change in unrealized appreciation/(depreciation) 105,307,613 102,672,574 4,940,383 5,860,209 (65,082,657) 259,844,728
Net increase in net assets resulting from operations 132,892,197 126,519,352 8,098,663 7,889,117 24,123,649 378,380,839
DISTRIBUTIONS TO SHAREHOLDERS
Class A — (667,937) (26,206) (10,262) (103,129,660) (76,755,481)
Class C — (106,506) — — (2,957,984) (1,928,971)
Class I — (9,011,089) (1,597,593) (751,396) (21,490,034) (15,327,414)
Class R6 — (778,825) (34,562) (15,203) — —
Total distributions — (10,564,357) (1,658,361) (776,861) (127,577,678) (94,011,866)
CAPITAL SHARE TRANSACTIONS 53,683,312 92,923,838 5,195,992 3,860,220 47,207,695 (57,474,612)
TOTAL INCREASE (DECREASE) IN NET ASSETS 186,575,509 208,878,833 11,636,294 10,972,476 (56,246,334) 226,894,361
NET ASSETS
Beginning of period $ 556,251,469 $ 347,372,636 $ 37,221,871 $ 26,249,395 $ 1,761,866,172 $ 1,534,971,811
End of period $ 742,826,978 $ 556,251,469 $ 48,858,165 $ 37,221,871 $ 1,705,619,838 $ 1,761,866,172

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
April 30, 2026
CALAMOS GROWTH AND INCOME
FUND CALAMOS SELECT FUND
(UNAUDITED)
SIX MONTHS
ENDED
APRIL 30,
2026
YEAR ENDED
OCTOBER 31,
2025
(UNAUDITED)
SIX MONTHS
ENDED
APRIL 30,
2026
YEAR ENDED
OCTOBER 31,
2025
OPERATIONS
Net investment income (loss) $ (238,840) $ 901,855 $ (24,309) $ 17,381
Net realized gain 140,112,340 227,897,724 2,207,649 3,234,405
Change in unrealized appreciation/(depreciation) 47,614,237 370,732,033 (1,288,544) 7,625,306
Net increase in net assets resulting from operations 187,487,737 599,531,612 894,796 10,877,092
DISTRIBUTIONS TO SHAREHOLDERS
Class A (102,638,893) (64,575,354) (788,624) (1,034,032)
Class C (9,066,433) (4,657,369) (14,385) (30,129)
Class I (111,416,519) (67,881,543) (2,316,516) (2,934,025)
Class R6 (3,349,366) (1,963,529) — —
Total distributions (226,471,211) (139,077,795) (3,119,525) (3,998,186)
CAPITAL SHARE TRANSACTIONS 122,430,929 (7,288,942) 880,586 (107,176)
TOTAL INCREASE (DECREASE) IN NET ASSETS 83,447,455 453,164,875 (1,344,143) 6,771,730
NET ASSETS
Beginning of period $ 3,286,129,299 $ 2,832,964,424 $ 62,868,966 $ 56,097,236
End of period $ 3,369,576,754 $ 3,286,129,299 $ 61,524,823 $ 62,868,966

See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
April 30, 2026
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS INTERNATIONAL
GROWTH FUND
CALAMOS EVOLVING WORLD
GROWTH FUND CALAMOS GLOBAL EQUITY FUND
(UNAUDITED)
SIX MONTHS
ENDED
APRIL 30,
2026
YEAR ENDED
OCTOBER 31,
2025
(UNAUDITED)
SIX MONTHS
ENDED
APRIL 30,
2026
YEAR ENDED
OCTOBER 31,
2025
(UNAUDITED)
SIX MONTHS
ENDED
APRIL 30,
2026
YEAR ENDED
OCTOBER 31,
2025
OPERATIONS
Net investment income (loss) $ 1,023,600 $ 966,046 $ (346,718) $ (652,175) $ (45,913) $ (320,609)
Net realized gain 14,854,676 30,972,456 33,808,821 52,443,442 5,229,345 23,964,799
Change in unrealized appreciation 26,496,975 19,857,071 64,506,766 14,800,477 9,0 90 , 053 9,774,477
Net increase in net assets resulting from operations 42,375,251 51,795,573 97,968,869 66,591,744 14, 273 , 485 33,418,667
DISTRIBUTIONS TO SHAREHOLDERS
Class A (6,026,560) (2,178,884) — — (4,372,103) (2,386,470)
Class C (210,871) (74,590) — — (224,026) (143,718)
Class I (24,238,469) (7,822,008) (214,465) — (17,211,515) (8,479,430)
Class R6 (1,177,899) (232,875) — — (22,411) (19,318)
Total distributions (31,653,799) (10,308,357) (214,465) — (21,830,055) (11,028,936)
CAPITAL SHARE TRANSACTIONS 15,165,704 3,370,455 (45,312,102) (65,348,474) 24,583,079 10,319,628
TOTAL INCREASE (DECREASE) IN NET ASSETS 25,887,156 44,857,671 52,442,302 1,243,270 17,0 26 , 509 32,709,359
NET ASSETS
Beginning of period $ 287,338,196 $ 242,480,525 $ 397,885,417 $ 396,642,147 $ 166,289,640 $ 133,580,281
End of period $ 313,225,352 $ 287,338,196 $ 450,327,719 $ 397,885,417 $ 183, 316 , 149 $ 166,289,640

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
April 30, 2026
CALAMOS GLOBAL
OPPORTUNITIES FUND
CALAMOS INTERNATIONAL SMALL
CAP GROWTH FUND
CALAMOS TOTAL RETURN BOND
FUND
(UNAUDITED)
SIX MONTHS
ENDED
APRIL 30,
2026
YEAR ENDED
OCTOBER 31,
2025
(UNAUDITED)
SIX MONTHS
ENDED
APRIL 30,
2026
YEAR ENDED
OCTOBER 31,
2025
(UNAUDITED)
SIX MONTHS
ENDED
APRIL 30,
2026
YEAR ENDED
OCTOBER 31,
2025
OPERATIONS
Net investment income (loss) $ (649,194) $ (865,462) $ 15,048 $ 31,136 $ 440,558 $ 1,062,769
Net realized gain (loss) 10,992,017 26,962,561 47,661 315,937 (301,547) (158,673)
Change in unrealized appreciation/(depreciation) 15,976,251 26,290,362 1,937,479 928,272 (6,855) 816,593
Net increase in net assets resulting from operations 26,319,074 52,387,461 2,000,188 1,275,345 132,156 1,720,689
DISTRIBUTIONS TO SHAREHOLDERS
Class A (8,350,431) (7,376,025) (4,088) — (157,317) (379,676)
Class C (1,361,526) (1,084,575) (38) — (3,559) (7,778)
Class I (15,778,537) (13,112,375) (77,885) — (285,047) (768,114)
Class R6 — — (149) — — —
Total distributions (25,490,494) (21,572,975) (82,160) — (445,923) (1,155,568)
CAPITAL SHARE TRANSACTIONS 23,365,988 15,713,406 4,315,708 309,904 (5,257,830) (1,687,692)
TOTAL INCREASE (DECREASE) IN NET ASSETS 24,194,568 46,527,892 6,233,736 1,585,249 (5,571,597) (1,122,571)
NET ASSETS
Beginning of period $ 325,929,398 $ 279,401,506 $ 7,305,228 $ 5,719,979 $ 29,107,626 $ 30,230,197
End of period $ 350,123,966 $ 325,929,398 $ 13,538,964 $ 7,305,228 $ 23,536,029 $ 29,107,626

See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
April 30, 2026
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS HIGH INCOME
OPPORTUNITIES FUND
CALAMOS SHORT-TERM BOND
FUND
(UNAUDITED)
SIX MONTHS
ENDED
APRIL 30,
2026
YEAR ENDED
OCTOBER 31,
2025
(UNAUDITED)
SIX MONTHS
ENDED
APRIL 30,
2026
YEAR ENDED
OCTOBER 31,
2025
OPERATIONS
Net investment income $ 720,260 $ 2,218,347 $ 9,219,903 $ 17,304,265
Net realized gain (loss) (378,197) (617,632) 312,194 (73,329)
Change in unrealized appreciation/(depreciation) 246,502 713,754 (3,103,319) 4,697,292
Net increase in net assets resulting from operations 588,565 2,314,469 6,428,778 21,928,228
DISTRIBUTIONS TO SHAREHOLDERS
Class A (483,047) (1,690,758) (134,171) (188,329)
Class C (13,584) (18,929) — —
Class I (262,462) (566,572) (9,218,179) (17,708,188)
Total distributions (759,093) (2,276,259) (9,352,350) (17,896,517)
CAPITAL SHARE TRANSACTIONS (12,320,923) (2,187,002) 7,078,169 40,023,204
TOTAL INCREASE (DECREASE) IN NET ASSETS (12,491,451) (2,148,792) 4,154,597 44,054,915
NET ASSETS
Beginning of period $ 35,286,798 $ 37,435,590 $ 411,106,771 $ 367,051,856
End of period $ 22,795,347 $ 35,286,798 $ 415,261,368 $ 411,106,771

www.calamos.com
Calamos Market Neutral Income Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class A
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 15.98 $ 15.14 $ 14.72 $ 13.84 $ 14.63 $ 13.77
Income from investment operations:
Net investment income (loss)
(a)
0.06 0.19 0.13 0.01 (0.04) (0.45)
Net realized and unrealized gain (loss) 0.32 0.90 1.08 1.07 (0.72) 1.37
Total from investment operations 0.38 1.09 1.21 1.08 (0.76) 0.92
Distributions:
Dividends from net investment income (0.16) (0.25) (0.28) (0.20) (0.03) (0.06)
Dividends from net realized gains — — (0.51) — — —
Total distributions
**
(0.16) (0.25) (0.79) (0.20) (0.03) (0.06)
Net asset value, end of period $ 16.20 $ 15.98 $ 15.14 $ 14.72 $ 13.84 $ 14.63
Ratios and supplemental data:
Total return
(b)
2 .39% 7 .29% 8 .61% 7 .76% ( 5 .22% ) 6 .67%
Net assets, end of period (000) $ 877,684 $ 862,541 $ 905,712 $ 1,009,976 $ 1,244,117 $ 1,334,984
Ratio of net expenses to average net assets 1 .24%
(c) (d)
1 .24%
(e)
1 .20%
(f)
1 .20%
(g)
1 .16%
(h)
1 .14%
(i)
Ratio of gross expenses to average net assets prior to
expense reductions 1 .25%
(c)
1 .25% 1 .21% 1 .21% 1 .17% 1 .14%
Ratio of net investment income (loss) to average net assets 0 .77%
(c)
1 .26% 0 .91% 0 .06% ( 1 .12% ) ( 3 .15% )
Portfolio turnover rate
(j)
20% 43% 35% 28% 41% 49%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.03% for the period ended April 30, 2026.
(e) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.04% for the year ended October 31, 2025.
(f) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.02% for the year ended October 31, 2024.
(g) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.03% for the year ended October 31, 2023.
(h) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.01% for the year ended October 31, 2022.
(i) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.03% for the year ended October 31, 2021.
(j) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Market Neutral Income Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class C
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 16.05 $ 15.22 $ 14.79 $ 13.92 $ 14.80 $ 13.98
Income from investment operations:
Net investment income (loss)
(a)
0.00 * 0.08 0.02 (0.10) (0.27) (0.57)
Net realized and unrealized gain (loss) 0.32 0.90 1.10 1.07 (0.61) 1.39
Total from investment operations 0.32 0.98 1.12 0.97 (0.88) 0.82
Distributions:
Dividends from net investment income (0.12) (0.15) (0.18) (0.10) — (0.00) *
Dividends from net realized gains — — (0.51) — — —
Total distributions
**
(0.12) (0.15) (0.69) (0.10) — (0.00) *
Net asset value, end of period $ 16.25 $ 16.05 $ 15.22 $ 14.79 $ 13.92 $ 14.80
Ratios and supplemental data:
Total return
(b)
2 .06% 6 .47% 7 .80% 6 .93% ( 5 .95% ) 5 .88%
Net assets, end of period (000) $ 191,187 $ 202,380 $ 215,591 $ 254,478 $ 306,312 $ 322,432
Ratio of net expenses to average net assets 1 .99%
(c) (d)
1 .99%
(e)
1 .95%
(f)
1 .95%
(g)
1 .91%
(h)
1 .89%
(i)
Ratio of gross expenses to average net assets prior to
expense reductions 2 .00%
(c)
2 .00% 1 .96% 1 .96% 1 .92% 1 .89%
Ratio of net investment income (loss) to average net assets 0 .02%
(c)
0 .51% 0 .16% ( 0 .69% ) ( 1 .87% ) ( 3 .92% )
Portfolio turnover rate
(j)
20% 43% 35% 28% 41% 49%
* Amount is less than $0.005.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.78% for the period ended April 30, 2026.
(e) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.79% for the year ended October 31, 2025.
(f) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.78% for the year ended October 31, 2024.
(g) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.77% for the year ended October 31, 2023.
(h) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.76% for the year ended October 31, 2022.
(i) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.78% for the year ended October 31, 2021.
(j) Not annualized.

www.calamos.com
Calamos Market Neutral Income Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class I
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 15.77 $ 14.95 $ 14.54 $ 13.68 $ 14.45 $ 13.60
Income from investment operations:
Net investment income (loss)
(a)
0.08 0.23 0.17 0.04 (0.12) (0.41)
Net realized and unrealized gain (loss) 0.31 0.88 1.07 1.06 (0.59) 1.35
Total from investment operations 0.39 1.11 1.24 1.10 (0.71) 0.94
Distributions:
Dividends from net investment income (0.18) (0.29) (0.32) (0.24) (0.06) (0.09)
Dividends from net realized gains — — (0.51) — — —
Total distributions
**
(0.18) (0.29) (0.83) (0.24) (0.06) (0.09)
Net asset value, end of period $ 15.98 $ 15.77 $ 14.95 $ 14.54 $ 13.68 $ 14.45
Ratios and supplemental data:
Total return
(b)
2 .49% 7 .60% 8 .86% 8 .07% ( 5 .01% ) 6 .92%
Net assets, end of period (000) $ 16,091,023 $ 15,464,588 $ 13,793,265 $ 12,620,874 $ 14,470,090 $ 14,780,637
Ratio of net expenses to average net assets 0 .99%
(c) (d)
1 .00%
(e)
0 .95%
(f)
0 .95%
(g)
0 .91%
(h)
0 .89%
(i)
Ratio of gross expenses to average net assets prior to
expense reductions 1 .00%
(c)
1 .00% 0 .96% 0 .95% 0 .92% 0 .89%
Ratio of net investment income (loss) to average net assets 1 .02%
(c)
1 .50% 1 .16% 0 .31% ( 0 .87% ) ( 2 .90% )
Portfolio turnover rate
(j)
20% 43% 35% 28% 41% 49%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.78% for the period ended April 30, 2026.
(e) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.79% for the year ended October 31, 2025.
(f) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.78% for the year ended October 31, 2024.
(g) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.77% for the year ended October 31, 2023.
(h) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.76% for the year ended October 31, 2022.
(i) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.78% for the year ended October 31, 2021.
(j) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Market Neutral Income Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class R6
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 15.77 $ 14.95 $ 14.54 $ 13.68 $ 14.46 $ 13.61
Income from investment operations:
Net investment income (loss)
(a)
0.09 0.24 0.18 0.06 (0.11) (0.38)
Net realized and unrealized gain (loss) 0.31 0.88 1.07 1.05 (0.60) 1.33
Total from investment operations 0.40 1.12 1.25 1.11 (0.71) 0.95
Distributions:
Dividends from net investment income (0.19) (0.30) (0.33) (0.25) (0.07) (0.10)
Dividends from net realized gains — — (0.51) — — —
Total distributions
**
(0.19) (0.30) (0.84) (0.25) (0.07) (0.10)
Net asset value, end of period $ 15.98 $ 15.77 $ 14.95 $ 14.54 $ 13.68 $ 14.46
Ratios and supplemental data:
Total return
(b)
2 .53% 7 .70% 8 .94% 8 .08% ( 4 .94% ) 6 .99%
Net assets, end of period (000) $ 490,304 $ 463,396 $ 160,669 $ 49,159 $ 43,956 $ 8,846
Ratio of net expenses to average net assets 0 .91%
(c) (d)
0 .91%
(e)
0 .86%
(f)
0 .86%
(g)
0 .86%
(h)
0 .82%
(i)
Ratio of gross expenses to average net assets prior to
expense reductions 0 .91%
(c)
0 .92% 0 .86% 0 .87% 0 .87% 0 .83%
Ratio of net investment income (loss) to average net assets 1 .11%
(c)
1 .56% 1 .24% 0 .40% ( 0 .82% ) ( 2 .64% )
Portfolio turnover rate
(j)
20% 43% 35% 28% 41% 49%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.69% for the period ended April 30, 2026.
(e) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.70% for the year ended October 31, 2025.
(f) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.69% for the year ended October 31, 2024.
(g) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.69% for the year ended October 31, 2023.
(h) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.69% for the year ended October 31, 2022.
(i) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.70% for the year ended October 31, 2021.
(j) Not annualized.

www.calamos.com
Calamos Hedged Equity Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class A
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 19.17 $ 17.00 $ 14.05 $ 13.08 $ 14.66 $ 12.35
Income from investment operations:
Net investment income (loss)
(a)
0.01 0.03 0.05 0.08 0.06 0.06
Net realized and unrealized gain (loss) 0.59 2.18 2.96 0.98 (1.60) 2.32
Total from investment operations 0.60 2.21 3.01 1.06 (1.54) 2.38
Distributions:
Dividends from net investment income (0.03) (0.04) (0.06) (0.09) (0.04) (0.07)
Total distributions
**
(0.03) (0.04) (0.06) (0.09) (0.04) (0.07)
Net asset value, end of period $ 19.74 $ 19.17 $ 17.00 $ 14.05 $ 13.08 $ 14.66
Ratios and supplemental data:
Total return
(b)
3 .11% 13 .03% 21 .45% 8 .10% ( 10 .51% ) 19 .20%
Net assets, end of period (000) $ 31,126 $ 28,950 $ 30,130 $ 24,754 $ 33,814 $ 34,309
Ratio of net expenses to average net assets 1 .12%
(c)
1 .15% 1 .15% 1 .17% 1 .16% 1 .17%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .12%
(c)
1 .15% 1 .15% 1 .17% 1 .16% 1 .17%
Ratio of net investment income (loss) to average net assets 0 .12%
(c)
0 .18% 0 .34% 0 .58% 0 .42% 0 .44%
Portfolio turnover rate
(d)
14% 10% 20% 19% 32% 39%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Hedged Equity Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class C
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 18.45 $ 16.45 $ 13.67 $ 12.78 $ 14.39 $ 12.18
Income from investment operations:
Net investment income (loss)
(a)
(0.06)
(b)
(0.10)
(b)
(0.07)
(b)
(0.03) (0.04) (0.04)
Net realized and unrealized gain (loss) 0.56 2.11 2.88 0.96 (1.57) 2.28
Total from investment operations 0.50 2.01 2.81 0.93 (1.61) 2.24
Distributions:
Dividends from net investment income — (0.01) (0.03) (0.04) — (0.03)
Total distributions
**
— (0.01) (0.03) (0.04) — (0.03)
Net asset value, end of period $ 18.95 $ 18.45 $ 16.45 $ 13.67 $ 12.78 $ 14.39
Ratios and supplemental data:
Total return
(c)
2 .71% 12 .20% 20 .55% 7 .28% ( 11 .19% ) 18 .43%
Net assets, end of period (000) $ 15,617 $ 15,201 $ 11,877 $ 8,703 $ 7,884 $ 6,960
Ratio of net expenses to average net assets 1 .87%
(d)
1 .90% 1 .90% 1 .92% 1 .91% 1 .92%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .87%
(d)
1 .90% 1 .90% 1 .92% 1 .91% 1 .92%
Ratio of net investment income (loss) to average net assets ( 0 .63% )
(d)
( 0 .57% ) ( 0 .42% ) ( 0 .20% ) ( 0 .31% ) ( 0 .30% )
Portfolio turnover rate
(e)
14% 10% 20% 19% 32% 39%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.
(c) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(d) Annualized.
(e) Not annualized.

www.calamos.com
Calamos Hedged Equity Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class I
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 19.22 $ 17.03 $ 14.07 $ 13.09 $ 14.66 $ 12.34
Income from investment operations:
Net investment income (loss)
(a)
0.03 0.08 0.09 0.11 0.10 0.10
Net realized and unrealized gain (loss) 0.59 2.19 2.96 0.99 (1.61) 2.31
Total from investment operations 0.62 2.27 3.05 1.10 (1.51) 2.41
Distributions:
Dividends from net investment income (0.04) (0.08) (0.09) (0.12) (0.06) (0.09)
Total distributions
**
(0.04) (0.08) (0.09) (0.12) (0.06) (0.09)
Net asset value, end of period $ 19.80 $ 19.22 $ 17.03 $ 14.07 $ 13.09 $ 14.66
Ratios and supplemental data:
Total return
(b)
3 .22% 13 .36% 21 .75% 8 .41% ( 10 .33% ) 19 .60%
Net assets, end of period (000) $ 794,082 $ 734,936 $ 655,189 $ 527,423 $ 547,166 $ 514,903
Ratio of net expenses to average net assets 0 .87%
(c)
0 .90% 0 .90% 0 .92% 0 .91% 0 .92%
Ratio of gross expenses to average net assets prior to
expense reductions 0 .87%
(c)
0 .90% 0 .90% 0 .92% 0 .91% 0 .92%
Ratio of net investment income (loss) to average net assets 0 .37%
(c)
0 .43% 0 .58% 0 .81% 0 .69% 0 .73%
Portfolio turnover rate
(d)
14% 10% 20% 19% 32% 39%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Phineus Long/Short Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class A
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 17.34 $ 16.99 $ 14.93 $ 14.60 $ 15.46 $ 11.18
Income from investment operations:
Net investment income (loss)
(a)
0.06 0.23 0.41 0.19 (0.06) (0.13)
Net realized and unrealized gain (loss) (0.07) 1.19 1.91 0.14 (0.80) 4.41
Total from investment operations (0.01) 1.42 2.32 0.33 (0.86) 4.28
Distributions:
Dividends from net investment income (0.24) (0.61) (0.26) — — —
Dividends from net realized gains (0.65) (0.46) — — — —
Total distributions
**
(0.89) (1.07) (0.26) — — —
Net asset value, end of period $ 16.44 $ 17.34 $ 16.99 $ 14.93 $ 14.60 $ 15.46
Ratios and supplemental data:
Total return
(b)
( 0 .05% ) 8 .81% 15 .82% 2 .12% ( 5 .44% ) 38 .19%
Net assets, end of period (000) $ 71,864 $ 72,136 $ 67,243 $ 65,214 $ 55,800 $ 51,971
Ratio of net expenses to average net assets 2 .35%
(c) (d)
2 .29%
(e)
2 .43%
(f)
2 .38%
(g)
2 .38%
(h)
2 .34%
(i)
Ratio of gross expenses to average net assets prior to
expense reductions 2 .35%
(c)
2 .29% 2 .43% 2 .38% 2 .38% 2 .34%
Ratio of net investment income (loss) to average net assets 0 .73%
(c)
1 .38% 2 .49% 1 .21% ( 0 .43% ) ( 0 .88% )
Portfolio turnover rate
(j)
213% 347% 342% 194% 214% 211%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.62% for the period ended April 30, 2026.
(e) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.64% for the year ended October 31, 2025.
(f) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.63% for the year ended October 31, 2024.
(g) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.64% for the year ended October 31, 2023.
(h) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.64% for the year ended October 31, 2022.
(i) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.67% for the year ended October 31, 2021.
(j) Not annualized.

www.calamos.com
Calamos Phineus Long/Short Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class C
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 16.32 $ 16.05 $ 14.11 $ 13.90 $ 14.83 $ 10.80
Income from investment operations:
Net investment income (loss)
(a)
0.00 * 0.11 0.28 0.07 (0.17) (0.24)
Net realized and unrealized gain (loss) (0.06) 1.10 1.80 0.14 (0.76) 4.27
Total from investment operations (0.06) 1.21 2.08 0.21 (0.93) 4.03
Distributions:
Dividends from net investment income (0.09) (0.48) (0.14) — — —
Dividends from net realized gains (0.65) (0.46) — — — —
Total distributions
**
(0.74) (0.94) (0.14) — — —
Net asset value, end of period $ 15.52 $ 16.32 $ 16.05 $ 14.11 $ 13.90 $ 14.83
Ratios and supplemental data:
Total return
(b)
( 0 .44% ) 8 .08% 14 .92% 1 .37% ( 6 .20% ) 37 .31%
Net assets, end of period (000) $ 21,401 $ 25,359 $ 32,322 $ 32,461 $ 31,352 $ 29,980
Ratio of net expenses to average net assets 3 .11%
(c) (d)
3 .06%
(e)
3 .17%
(f)
3 .13%
(g)
3 .12%
(h)
3 .09%
(i)
Ratio of gross expenses to average net assets prior to
expense reductions 3 .11%
(c)
3 .06% 3 .17% 3 .13% 3 .12% 3 .09%
Ratio of net investment income (loss) to average net assets 0 .01%
(c)
0 .67% 1 .74% 0 .46% ( 1 .19% ) ( 1 .63% )
Portfolio turnover rate
(j)
213% 347% 342% 194% 214% 211%
* Amount is less than $0.005.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.37% for the period ended April 30, 2026.
(e) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.39% for the year ended October 31, 2025.
(f) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.38% for the year ended October 31, 2024.
(g) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.39% for the year ended October 31, 2023.
(h) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.39% for the year ended October 31, 2022.
(i) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.42% for the year ended October 31, 2021.
(j) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Phineus Long/Short Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class I
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 17.64 $ 17.27 $ 15.17 $ 14.81 $ 15.64 $ 11.28
Income from investment operations:
Net investment income (loss)
(a)
0.08 0.28 0.46 0.23 (0.02) (0.10)
Net realized and unrealized gain (loss) (0.07) 1.20 1.94 0.13 (0.81) 4.46
Total from investment operations 0.01 1.48 2.40 0.36 (0.83) 4.36
Distributions:
Dividends from net investment income (0.28) (0.65) (0.30) (0.00) * — —
Dividends from net realized gains (0.65) (0.46) — — — —
Total distributions
**
(0.93) (1.11) (0.30) (0.00) * — —
Net asset value, end of period $ 16.72 $ 17.64 $ 17.27 $ 15.17 $ 14.81 $ 15.64
Ratios and supplemental data:
Total return
(b)
0 .07% 9 .09% 16 .10% 2 .40% ( 5 .25% ) 38 .69%
Net assets, end of period (000) $ 1,006,467 $ 1,035,396 $ 944,265 $ 838,221 $ 697,472 $ 476,965
Ratio of net expenses to average net assets 2 .10%
(c) (d)
2 .04%
(e)
2 .18%
(f)
2 .13%
(g)
2 .14%
(h)
2 .09%
(i)
Ratio of gross expenses to average net assets prior to
expense reductions 2 .10%
(c)
2 .04% 2 .18% 2 .13% 2 .14% 2 .09%
Ratio of net investment income (loss) to average net assets 0 .99%
(c)
1 .63% 2 .75% 1 .48% ( 0 .12% ) ( 0 .63% )
Portfolio turnover rate
(j)
213% 347% 342% 194% 214% 211%
* Amount is less than $0.005.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.37% for the period ended April 30, 2026.
(e) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.39% for the year ended October 31, 2025.
(f) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.38% for the year ended October 31, 2024.
(g) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.39% for the year ended October 31, 2023.
(h) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.38% for the year ended October 31, 2022.
(i) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.42% for the year ended October 31, 2021.
(j) Not annualized.

www.calamos.com
Calamos Merger Arbitrage Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class A
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
September 29,
2023
•
through
October 31,
2023 2025 2024
Net asset value, beginning of period $ 10.78 $ 9.95 $ 9.73 $ 10.00
Income from investment operations:
Net investment income (loss)
(a)
0.05 0.02 0.11 0.00 *
Net realized and unrealized gain (loss) 0.24 1.07 0.16 (0.27)
Total from investment operations 0.29 1.09 0.27 (0.27)
Distributions:
Dividends from net investment income (0.12) (0.11) (0.04) —
Dividends from net realized gains (0.65) (0.15) (0.01) —
Total distributions
**
(0.77) (0.26) (0.05) —
Net asset value, end of period $ 10.30 $ 10.78 $ 9.95 $ 9.73
Ratios and supplemental data:
Total return
(b)
2 .88% 11 .31% 2 .73% ( 2 .70% )
Net assets, end of period (000) $ 125 $ 113 $ 123 $ 97
Ratio of net expenses to average net assets 1 .82%
(c) (d)
2 .01%
(e)
2 .16%
(f)
1 .50%
(c)
Ratio of gross expenses to average net assets prior to expense reductions 6 .43%
(c)
6 .61% 12 .56% 6 .06%
(c)
Ratio of net investment income (loss) to average net assets 0 .96%
(c)
0 .19% 1 .11% 0 .52%
(c)
Portfolio turnover rate
(g)
75% 177% 136% 13%
• Commencement of operations.
* Amount is less than $0.005.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.50% for the period ended April 30, 2026.
(e) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.50% for the year ended October 31, 2025.
(f) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.50% for the year ended October 31, 2024.
(g) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Merger Arbitrage Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class C
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
September 29,
2023
•
through
October 31,
2023 2025 2024
Net asset value, beginning of period $ 10.70 $ 9.88 $ 9.72 $ 10.00
Income from investment operations:
Net investment income (loss)
(a)
0.01 (0.06)
(b)
0.03 0.00 *
Net realized and unrealized gain (loss) 0.24 1.07 0.17 (0.28)
Total from investment operations 0.25 1.01 0.20 (0.28)
Distributions:
Dividends from net investment income (0.05) (0.04) (0.03) —
Dividends from net realized gains (0.65) (0.15) (0.01) —
Total distributions
**
(0.70) (0.19) (0.04) —
Net asset value, end of period $ 10.25 $ 10.70 $ 9.88 $ 9.72
Ratios and supplemental data:
Total return
(c)
2 .40% 10 .58% 1 .98% ( 2 .80% )
Net assets, end of period (000) $ 114 $ 112 $ 99 $ 97
Ratio of net expenses to average net assets 2 .57%
(d) (e)
2 .75%
(f)
2 .91%
(g)
2 .25%
(d)
Ratio of gross expenses to average net assets prior to expense reductions 7 .17%
(d)
7 .36% 13 .31% 6 .81%
(d)
Ratio of net investment income (loss) to average net assets 0 .16%
(d)
( 0 .56% ) 0 .31% ( 0 .23% )
(d)
Portfolio turnover rate
(h)
75% 177% 136% 13%
• Commencement of operations.
* Amount is less than $0.005.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.
(c) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(d) Annualized.
(e) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.25% for the period ended April 30, 2026.
(f) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.25% for the year ended October 31, 2025.
(g) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.25% for the year ended October 31, 2024.
(h) Not annualized.

www.calamos.com
Calamos Merger Arbitrage Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class I
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
September 29,
2023
•
through
October 31,
2023 2025 2024
Net asset value, beginning of period $ 10.80 $ 9.97 $ 9.73 $ 10.00
Income from investment operations:
Net investment income (loss)
(a)
0.06 0.04 0.13 0.01
Net realized and unrealized gain (loss) 0.25 1.08 0.17 (0.28)
Total from investment operations 0.31 1.12 0.30 (0.27)
Distributions:
Dividends from net investment income (0.15) (0.14) (0.05) —
Dividends from net realized gains (0.65) (0.15) (0.01) —
Total distributions
**
(0.80) (0.29) (0.06) —
Net asset value, end of period $ 10.31 $ 10.80 $ 9.97 $ 9.73
Ratios and supplemental data:
Total return
(b)
3 .07% 11 .50% 3 .07% ( 2 .70% )
Net assets, end of period (000) $ 2,234 $ 2,617 $ 1,875 $ 1,864
Ratio of net expenses to average net assets 1 .58%
(c) (d)
1 .73%
(e)
1 .91%
(f)
1 .25%
(c)
Ratio of gross expenses to average net assets prior to expense reductions 6 .16%
(c)
6 .34% 12 .31% 5 .81%
(c)
Ratio of net investment income (loss) to average net assets 1 .10%
(c)
0 .44% 1 .31% 1 .13%
(c)
Portfolio turnover rate
(g)
75% 177% 136% 13%
• Commencement of operations.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.25% for the period ended April 30, 2026.
(e) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.25% for the year ended October 31, 2025.
(f) Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.25% for the year ended October 31, 2024.
(g) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Convertible Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class A
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 26.26 $ 21.45 $ 18.18 $ 18.57 $ 27.25 $ 22.78
Income from investment operations:
Net investment income (loss)
(a)
(0.12) (0.21) (0.09) (0.08) (0.27) (0.61)
Net realized and unrealized gain (loss) 3.06 5.32 3.75 (0.15) (5.20) 6.68
Total from investment operations 2.94 5.11 3.66 (0.23) (5.47) 6.07
Distributions:
Dividends from net investment income (0.07) (0.19) (0.17) (0.16) (0.02) (0.06)
Dividends from net realized gains (2.25) (0.11) (0.22) — (3.19) (1.54)
Total distributions
**
(2.32) (0.30) (0.39) (0.16) (3.21) (1.60)
Net asset value, end of period $ 26.88 $ 26.26 $ 21.45 $ 18.18 $ 18.57 $ 27.25
Ratios and supplemental data:
Total return
(b)
12 .54% 24 .06% 20 .35% ( 1 .26% ) ( 22 .29% ) 27 .09%
Net assets, end of period (000) $ 282,173 $ 263,044 $ 248,573 $ 243,516 $ 294,233 $ 422,476
Ratio of net expenses to average net assets 1 .12%
(c)
1 .14% 1 .13% 1 .13% 1 .10% 1 .08%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .12%
(c)
1 .14% 1 .13% 1 .13% 1 .10% 1 .08%
Ratio of net investment income (loss) to average net assets ( 0 .99% )
(c)
( 0 .94% ) ( 0 .47% ) ( 0 .44% ) ( 1 .30% ) ( 2 .35% )
Portfolio turnover rate
(d)
51% 85% 54% 40% 39% 41%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

www.calamos.com
Calamos Convertible Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class C
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 25.36 $ 20.75 $ 17.62 $ 18.03 $ 26.73 $ 22.48
Income from investment operations:
Net investment income (loss)
(a)
(0.21) (0.37) (0.24) (0.22) (0.42) (0.80)
Net realized and unrealized gain (loss) 2.94 5.14 3.64 (0.13) (5.09) 6.59
Total from investment operations 2.73 4.77 3.40 (0.35) (5.51) 5.79
Distributions:
Dividends from net investment income (0.02) (0.05) (0.05) (0.06) — —
Dividends from net realized gains (2.25) (0.11) (0.22) — (3.19) (1.54)
Total distributions
**
(2.27) (0.16) (0.27) (0.06) (3.19) (1.54)
Net asset value, end of period $ 25.82 $ 25.36 $ 20.75 $ 17.62 $ 18.03 $ 26.73
Ratios and supplemental data:
Total return
(b)
12 .10% 23 .13% 19 .46% ( 2 .01% ) ( 22 .88% ) 26 .16%
Net assets, end of period (000) $ 28,026 $ 26,556 $ 29,466 $ 31,773 $ 41,804 $ 71,925
Ratio of net expenses to average net assets 1 .87%
(c)
1 .89% 1 .88% 1 .88% 1 .85% 1 .83%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .87%
(c)
1 .89% 1 .88% 1 .88% 1 .85% 1 .83%
Ratio of net investment income (loss) to average net assets ( 1 .74% )
(c)
( 1 .69% ) ( 1 .22% ) ( 1 .19% ) ( 2 .04% ) ( 3 .10% )
Portfolio turnover rate
(d)
51% 85% 54% 40% 39% 41%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Convertible Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class I
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 22.32 $ 18.28 $ 15.55 $ 15.91 $ 23.82 $ 20.05
Income from investment operations:
Net investment income (loss)
(a)
(0.08) (0.13) (0.04) (0.03) (0.19) (0.48)
Net realized and unrealized gain (loss) 2.54 4.52 3.21 (0.12) (4.49) 5.86
Total from investment operations 2.46 4.39 3.17 (0.15) (4.68) 5.38
Distributions:
Dividends from net investment income (0.10) (0.24) (0.22) (0.21) (0.04) (0.07)
Dividends from net realized gains (2.25) (0.11) (0.22) — (3.19) (1.54)
Total distributions
**
(2.35) (0.35) (0.44) (0.21) (3.23) (1.61)
Net asset value, end of period $ 22.43 $ 22.32 $ 18.28 $ 15.55 $ 15.91 $ 23.82
Ratios and supplemental data:
Total return
(b)
12 .74% 24 .33% 20 .67% ( 1 .04% ) ( 22 .09% ) 27 .40%
Net assets, end of period (000) $ 759,960 $ 638,922 $ 593,170 $ 559,907 $ 680,441 $ 1,161,030
Ratio of net expenses to average net assets 0 .87%
(c)
0 .89% 0 .88% 0 .88% 0 .85% 0 .83%
Ratio of gross expenses to average net assets prior to
expense reductions 0 .87%
(c)
0 .89% 0 .88% 0 .88% 0 .85% 0 .83%
Ratio of net investment income (loss) to average net assets ( 0 .74% )
(c)
( 0 .69% ) ( 0 .22% ) ( 0 .19% ) ( 1 .04% ) ( 2 .09% )
Portfolio turnover rate
(d)
51% 85% 54% 40% 39% 41%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

www.calamos.com
Calamos Global Convertible Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class A
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 14.53 $ 12.00 $ 10.01 $ 9.59 $ 14.85 $ 13.48
Income from investment operations:
Net investment income (loss)
(a)
(0.01)
(b)
(0.02)
(b)
(0.06) (0.15) (0.01) (0.44)
Net realized and unrealized gain (loss) 1.12 2.56 2.05 0.60 (3.45) 2.95
Total from investment operations 1.11 2.54 1.99 0.45 (3.46) 2.51
Distributions:
Dividends from net investment income (0.04) (0.01) — (0.03) (0.01) (0.01)
Dividends from net realized gains (0.64) — — — (1.79) (1.13)
Total distributions
**
(0.68) (0.01) — (0.03) (1.80) (1.14)
Net asset value, end of period $ 14.96 $ 14.53 $ 12.00 $ 10.01 $ 9.59 $ 14.85
Ratios and supplemental data:
Total return
(c)
8 .09% 21 .17% 19 .88% 4 .78% ( 26 .01% ) 18 .86%
Net assets, end of period (000) $ 8,002 $ 8,289 $ 8,122 $ 8,455 $ 10,698 $ 17,865
Ratio of net expenses to average net assets 1 .31%
(d)
1 .33% 1 .35% 1 .34% 1 .28% 1 .25%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .31%
(d)
1 .33% 1 .35% 1 .34% 1 .28% 1 .25%
Ratio of net investment income (loss) to average net assets ( 0 .16% )
(d)
( 0 .13% ) ( 0 .52% ) ( 1 .48% ) ( 0 .11% ) ( 2 .96% )
Portfolio turnover rate
(e)
21% 52% 40% 27% 31% 35%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.
(c) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(d) Annualized.
(e) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Convertible Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class C
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 13.74 $ 11.42 $ 9.60 $ 9.23 $ 14.47 $ 13.25
Income from investment operations:
Net investment income (loss)
(a)
(0.06)
(b)
(0.11)
(b)
(0.14) (0.22) (0.09) (0.54)
Net realized and unrealized gain (loss) 1.05 2.43 1.96 0.59 (3.36) 2.89
Total from investment operations 0.99 2.32 1.82 0.37 (3.45) 2.35
Distributions:
Dividends from net investment income (0.01) — — — — —
Dividends from net realized gains (0.64) — — — (1.79) (1.13)
Total distributions
**
(0.65) — — — (1.79) (1.13)
Net asset value, end of period $ 14.08 $ 13.74 $ 11.42 $ 9.60 $ 9.23 $ 14.47
Ratios and supplemental data:
Total return
(c)
7 .68% 20 .32% 18 .96% 4 .01% ( 26 .58% ) 17 .95%
Net assets, end of period (000) $ 2,175 $ 2,335 $ 2,086 $ 2,615 $ 3,425 $ 5,448
Ratio of net expenses to average net assets 2 .06%
(d)
2 .08% 2 .10% 2 .09% 2 .03% 2 .00%
Ratio of gross expenses to average net assets prior to
expense reductions 2 .06%
(d)
2 .08% 2 .10% 2 .09% 2 .03% 2 .00%
Ratio of net investment income (loss) to average net assets ( 0 .90% )
(d)
( 0 .88% ) ( 1 .28% ) ( 2 .23% ) ( 0 .85% ) ( 3 .72% )
Portfolio turnover rate
(e)
21% 52% 40% 27% 31% 35%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.
(c) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(d) Annualized.
(e) Not annualized.

www.calamos.com
Calamos Global Convertible Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class I
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 14.64 $ 12.07 $ 10.04 $ 9.60 $ 14.87 $ 13.50
Income from investment operations:
Net investment income (loss)
(a)
0.01 0.02 (0.03) (0.13) 0.01 (0.40)
Net realized and unrealized gain (loss) 1.11 2.57 2.06 0.61 (3.46) 2.94
Total from investment operations 1.12 2.59 2.03 0.48 (3.45) 2.54
Distributions:
Dividends from net investment income (0.05) (0.02) — (0.04) (0.03) (0.04)
Dividends from net realized gains (0.64) — — — (1.79) (1.13)
Total distributions
**
(0.69) (0.02) — (0.04) (1.82) (1.17)
Net asset value, end of period $ 15.07 $ 14.64 $ 12.07 $ 10.04 $ 9.60 $ 14.87
Ratios and supplemental data:
Total return
(b)
8 .17% 21 .50% 20 .22% 5 .00% ( 25 .82% ) 19 .09%
Net assets, end of period (000) $ 163,792 $ 148,448 $ 117,598 $ 109,319 $ 117,766 $ 260,688
Ratio of net expenses to average net assets 1 .06%
(c)
1 .08% 1 .10% 1 .09% 1 .03% 1 .00%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .06%
(c)
1 .08% 1 .10% 1 .09% 1 .03% 1 .00%
Ratio of net investment income (loss) to average net assets 0 .10%
(c)
0 .12% ( 0 .27% ) ( 1 .23% ) 0 .13% ( 2 .71% )
Portfolio turnover rate
(d)
21% 52% 40% 27% 31% 35%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Timpani Small Cap Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class A
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 45.29 $ 34.52 $ 22.20 $ 26.35 $ 42.31 $ 29.18
Income from investment operations:
Net investment income (loss)
(a)
(0.25) (0.39) (0.33) (0.26) (0.24) (0.45)
Net realized and unrealized gain (loss) 10.19 12.05 12.65 (3.89) (15.72) 14.95
Total from investment operations 9.94 11.66 12.32 (4.15) (15.96) 14.50
Distributions:
Dividends from net investment income — (0.89) — — — —
Dividends from net realized gains — — — — — (1.37)
Return of capital — — — — — (0.00) *
Total distributions
**
— (0.89) — — — (1.37)
Net asset value, end of period $ 55.23 $ 45.29 $ 34.52 $ 22.20 $ 26.35 $ 42.31
Ratios and supplemental data:
Total return
(b)
21 .95% 34 .34% 55 .54% ( 15 .75% ) ( 37 .71% ) 50 .42%
Net assets, end of period (000) $ 49,341 $ 39,054 $ 27,306 $ 18,283 $ 23,762 $ 35,274
Ratio of net expenses to average net assets 1 .29%
(c)
1 .30% 1 .30% 1 .30% 1 .30% 1 .30%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .29%
(c)
1 .34% 1 .35% 1 .37% 1 .37% 1 .37%
Ratio of net investment income (loss) to average net assets ( 1 .07% )
(c)
( 1 .03% ) ( 1 .09% ) ( 1 .03% ) ( 0 .78% ) ( 1 .15% )
Portfolio turnover rate
(d)
105% 195% 229% 215% 197% 165%
* Amount is less than $0.005.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

www.calamos.com
Calamos Timpani Small Cap Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class C
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
June 25, 2021
•
through
October 31,
2021 2025 2024 2023 2022
Net asset value, beginning of period $ 45.45 $ 34.69 $ 22.48 $ 26.88 $ 43.50 $ 41.91
Income from investment operations:
Net investment income (loss)
(a)
(0.42) (0.68) (0.55) (0.45) (0.45) (0.82)
Net realized and unrealized gain (loss) 10.20 12.11 12.76 (3.95) (16.17) 2.41
Total from investment operations 9.78 11.43 12.21 (4.40) (16.62) 1.59
Distributions:
Dividends from net investment income — (0.67) — — — —
Total distributions
**
— (0.67) — — — —
Net asset value, end of period $ 55.23 $ 45.45 $ 34.69 $ 22.48 $ 26.88 $ 43.50
Ratios and supplemental data:
Total return
(b)
21 .50% 33 .32% 54 .40% ( 16 .37% ) ( 38 .18% ) 3 .75%
Net assets, end of period (000) $ 12,220 $ 7,892 $ 5,035 $ 3,648 $ 4,425 $ 3,165
Ratio of net expenses to average net assets 2 .04%
(c)
2 .05% 2 .05% 2 .05% 2 .05% 2 .05%
(c)
Ratio of gross expenses to average net assets prior to
expense reductions 2 .04%
(c)
2 .09% 2 .10% 2 .12% 2 .12% 2 .06%
(c)
Ratio of net investment income (loss) to average net assets ( 1 .82% )
(c)
( 1 .78% ) ( 1 .84% ) ( 1 .79% ) ( 1 .50% ) ( 2 .00% )
(c)
Portfolio turnover rate
(d)
105% 195% 229% 215% 197% 165%
• Commencement of operations.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Timpani Small Cap Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class I
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 47.12 $ 35.87 $ 23.01 $ 27.24 $ 43.65 $ 29.99
Income from investment operations:
Net investment income (loss)
(a)
(0.20) (0.31) (0.26) (0.20) (0.16) (0.36)
Net realized and unrealized gain (loss) 10.62 12.53 13.12 (4.03) (16.25) 15.39
Total from investment operations 10.42 12.22 12.86 (4.23) (16.41) 15.03
Distributions:
Dividends from net investment income — (0.97) — — — —
Dividends from net realized gains — — — — — (1.37)
Return of capital — — — — — (0.00) *
Total distributions
**
— (0.97) — — — (1.37)
Net asset value, end of period $ 57.54 $ 47.12 $ 35.87 $ 23.01 $ 27.24 $ 43.65
Ratios and supplemental data:
Total return
(b)
22 .11% 34 .69% 55 .93% ( 15 .53% ) ( 37 .57% ) 50 .80%
Net assets, end of period (000) $ 636,553 $ 473,043 $ 285,866 $ 191,831 $ 292,187 $ 387,149
Ratio of net expenses to average net assets 1 .04%
(c)
1 .05% 1 .05% 1 .05% 1 .05% 1 .05%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .04%
(c)
1 .09% 1 .10% 1 .12% 1 .12% 1 .11%
Ratio of net investment income (loss) to average net assets ( 0 .82% )
(c)
( 0 .78% ) ( 0 .84% ) ( 0 .78% ) ( 0 .52% ) ( 0 .90% )
Portfolio turnover rate
(d)
105% 195% 229% 215% 197% 165%
* Amount is less than $0.005.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

www.calamos.com
Calamos Timpani Small Cap Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class R6
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 47.40 $ 36.06 $ 23.11 $ 27.33 $ 43.74 $ 30.02
Income from investment operations:
Net investment income (loss)
(a)
(0.18) (0.27) (0.23) (0.17) (0.11) (0.32)
Net realized and unrealized gain (loss) 10.68 12.61 13.18 (4.05) (16.30) 15.41
Total from investment operations 10.50 12.34 12.95 (4.22) (16.41) 15.09
Distributions:
Dividends from net investment income — (1.00) — — — —
Dividends from net realized gains — — — — — (1.37)
Total distributions
**
— (1.00) — — — (1.37)
Net asset value, end of period $ 57.90 $ 47.40 $ 36.06 $ 23.11 $ 27.33 $ 43.74
Ratios and supplemental data:
Total return
(b)
22 .15% 34 .85% 56 .08% ( 15 .41% ) ( 37 .51% ) 50 .96%
Net assets, end of period (000) $ 44,713 $ 36,262 $ 29,165 $ 24,499 $ 22,181 $ 29,120
Ratio of net expenses to average net assets 0 .94%
(c)
0 .95% 0 .95% 0 .92% 0 .93% 0 .96%
Ratio of gross expenses to average net assets prior to
expense reductions 0 .94%
(c)
0 .98% 1 .00% 0 .99% 1 .00% 1 .02%
Ratio of net investment income (loss) to average net assets ( 0 .72% )
(c)
( 0 .68% ) ( 0 .74% ) ( 0 .67% ) ( 0 .37% ) ( 0 .80% )
Portfolio turnover rate
(d)
105% 195% 229% 215% 197% 165%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Timpani SMID Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class A
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 17.72 $ 14.06 $ 9.09 $ 10.14 $ 18.17 $ 12.34
Income from investment operations:
Net investment income (loss)
(a)
(0.10) (0.17) (0.14) (0.10) (0.08) (0.20)
Net realized and unrealized gain (loss) 3.66 4.23 5.11 (0.95) (6.23) 6.03
Total from investment operations 3.56 4.06 4.97 (1.05) (6.31) 5.83
Distributions:
Dividends from net investment income — (0.37) — — — —
Dividends from net realized gains (0.80) (0.03) — — (1.72) —
Total distributions
**
(0.80) (0.40) — — (1.72) —
Net asset value, end of period $ 20.48 $ 17.72 $ 14.06 $ 9.09 $ 10.14 $ 18.17
Ratios and supplemental data:
Total return
(b)
20 .92% 29 .33% 54 .68% ( 10 .36% ) ( 37 .07% ) 47 .04%
Net assets, end of period (000) $ 2,192 $ 576 $ 293 $ 341 $ 305 $ 162
Ratio of net expenses to average net assets 1 .35%
(c)
1 .35% 1 .35% 1 .35% 1 .35% 1 .35%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .60%
(c)
1 .70% 1 .83% 1 .98% 1 .93% 1 .79%
Ratio of net investment income (loss) to average net assets ( 1 .11% )
(c)
( 1 .15% ) ( 1 .14% ) ( 1 .06% ) ( 0 .68% ) ( 1 .22% )
Portfolio turnover rate
(d)
98% 192% 220% 231% 205% 188%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

www.calamos.com
Calamos Timpani SMID Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class I
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 18.00 $ 14.27 $ 9.20 $ 10.23 $ 18.28 $ 12.38
Income from investment operations:
Net investment income (loss)
(a)
(0.08) (0.14) (0.11) (0.08) (0.06) (0.16)
Net realized and unrealized gain (loss) 3.74 4.29 5.18 (0.95) (6.27) 6.06
Total from investment operations 3.66 4.15 5.07 (1.03) (6.33) 5.90
Distributions:
Dividends from net investment income — (0.39) — — — —
Dividends from net realized gains (0.80) (0.03) — — (1.72) —
Total distributions
**
(0.80) (0.42) — — (1.72) —
Net asset value, end of period $ 20.86 $ 18.00 $ 14.27 $ 9.20 $ 10.23 $ 18.28
Ratios and supplemental data:
Total return
(b)
21 .10% 29 .61% 55 .11% ( 10 .07% ) ( 36 .95% ) 47 .46%
Net assets, end of period (000) $ 45,720 $ 35,866 $ 25,448 $ 15,495 $ 16,497 $ 25,793
Ratio of net expenses to average net assets 1 .10%
(c)
1 .10% 1 .10% 1 .10% 1 .10% 1 .10%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .35%
(c)
1 .45% 1 .56% 1 .73% 1 .65% 1 .55%
Ratio of net investment income (loss) to average net assets ( 0 .86% )
(c)
( 0 .90% ) ( 0 .90% ) ( 0 .80% ) ( 0 .48% ) ( 0 .98% )
Portfolio turnover rate
(d)
98% 192% 220% 231% 205% 188%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Timpani SMID Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class R6
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 18.02 $ 14.28 $ 9.21 $ 10.23 $ 18.28 $ 12.38
Income from investment operations:
Net investment income (loss)
(a)
(0.07) (0.13) (0.11) (0.08) (0.05) (0.18)
Net realized and unrealized gain (loss) 3.73 4.30 5.18 (0.94) (6.28) 6.08
Total from investment operations 3.66 4.17 5.07 (1.02) (6.33) 5.90
Distributions:
Dividends from net investment income — (0.40) — — — —
Dividends from net realized gains (0.80) (0.03) — — (1.72) —
Total distributions
**
(0.80) (0.43) — — (1.72) —
Net asset value, end of period $ 20.88 $ 18.02 $ 14.28 $ 9.21 $ 10.23 $ 18.28
Ratios and supplemental data:
Total return
(b)
21 .13% 29 .70% 55 .05% ( 9 .97% ) ( 36 .95% ) 47 .46%
Net assets, end of period (000) $ 945 $ 779 $ 508 $ 320 $ 355 $ 499
Ratio of net expenses to average net assets 1 .05%
(c)
1 .05% 1 .07% 1 .07% 1 .07% 1 .08%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .31%
(c)
1 .41% 1 .53% 1 .70% 1 .63% 1 .48%
Ratio of net investment income (loss) to average net assets ( 0 .81% )
(c)
( 0 .85% ) ( 0 .87% ) ( 0 .77% ) ( 0 .43% ) ( 1 .04% )
Portfolio turnover rate
(d)
98% 192% 220% 231% 205% 188%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

www.calamos.com
Calamos Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class A
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 52.44 $ 44.28 $ 32.47 $ 28.24 $ 45.88 $ 34.96
Income from investment operations:
Net investment income (loss)
(a)
(0.21) (0.36) (0.28) (0.13) (0.22) (0.33)
Net realized and unrealized gain (loss) 0.85 11.47 13.69 4.36 (12.47) 15.44
Total from investment operations 0.64 11.11 13.41 4.23 (12.69) 15.11
Distributions:
Dividends from net realized gains (4.17) (2.95) (1.60) — (4.95) (4.19)
Total distributions
**
(4.17) (2.95) (1.60) — (4.95) (4.19)
Net asset value, end of period $ 48.91 $ 52.44 $ 44.28 $ 32.47 $ 28.24 $ 45.88
Ratios and supplemental data:
Total return
(b)
1 .59% 26 .16% 42 .45% 14 .98% ( 30 .58% ) 46 .00%
Net assets, end of period (000) $ 1,256,375 $ 1,317,418 $ 1,168,908 $ 925,437 $ 900,167 $ 1,436,709
Ratio of net expenses to average net assets 1 .27%
(c)
1 .28% 1 .29% 1 .32% 1 .30% 1 .28%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .28%
(c)
1 .28% 1 .29% 1 .32% 1 .30% 1 .28%
Ratio of net investment income (loss) to average net assets ( 0 .88% )
(c)
( 0 .79% ) ( 0 .69% ) ( 0 .43% ) ( 0 .64% ) ( 0 .80% )
Portfolio turnover rate
(d)
34% 54% 42% 57% 42% 45%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class C
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 16.43 $ 15.83 $ 12.59 $ 11.03 $ 21.21 $ 18.18
Income from investment operations:
Net investment income (loss)
(a)
(0.10) (0.23) (0.21) (0.14) (0.19) (0.29)
Net realized and unrealized gain (loss) 0.12 3.78 5.05 1.70 (5.04) 7.51
Total from investment operations 0.02 3.55 4.84 1.56 (5.23) 7.22
Distributions:
Dividends from net realized gains (4.17) (2.95) (1.60) — (4.95) (4.19)
Total distributions
**
(4.17) (2.95) (1.60) — (4.95) (4.19)
Net asset value, end of period $ 12.28 $ 16.43 $ 15.83 $ 12.59 $ 11.03 $ 21.21
Ratios and supplemental data:
Total return
(b)
1 .22% 25 .19% 41 .38% 14 .14% ( 31 .12% ) 44 .94%
Net assets, end of period (000) $ 10,694 $ 12,199 $ 10,535 $ 9,493 $ 12,281 $ 25,965
Ratio of net expenses to average net assets 2 .02%
(c)
2 .03% 2 .04% 2 .08% 2 .05% 2 .04%
Ratio of gross expenses to average net assets prior to
expense reductions 2 .03%
(c)
2 .03% 2 .04% 2 .08% 2 .05% 2 .04%
Ratio of net investment income (loss) to average net assets ( 1 .63% )
(c)
( 1 .54% ) ( 1 .44% ) ( 1 .16% ) ( 1 .39% ) ( 1 .53% )
Portfolio turnover rate
(d)
34% 54% 42% 57% 42% 45%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

www.calamos.com
Calamos Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class I
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 83.50 $ 68.73 $ 49.51 $ 42.95 $ 66.93 $ 49.25
Income from investment operations:
Net investment income (loss)
(a)
(0.24) (0.39) (0.28) (0.09) (0.20) (0.33)
Net realized and unrealized gain (loss) 1.47 18.11 21.10 6.65 (18.83) 22.20
Total from investment operations 1.23 17.72 20.82 6.56 (19.03) 21.87
Distributions:
Dividends from net realized gains (4.17) (2.95) (1.60) — (4.95) (4.19)
Total distributions
**
(4.17) (2.95) (1.60) — (4.95) (4.19)
Net asset value, end of period $ 80.56 $ 83.50 $ 68.73 $ 49.51 $ 42.95 $ 66.93
Ratios and supplemental data:
Total return
(b)
1 .71% 26 .46% 42 .83% 15 .27% ( 30 .43% ) 46 .40%
Net assets, end of period (000) $ 438,551 $ 432,249 $ 355,529 $ 262,752 $ 246,566 $ 395,431
Ratio of net expenses to average net assets 1 .02%
(c)
1 .03% 1 .04% 1 .07% 1 .05% 1 .03%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .03%
(c)
1 .03% 1 .04% 1 .07% 1 .05% 1 .03%
Ratio of net investment income (loss) to average net assets ( 0 .63% )
(c)
( 0 .54% ) ( 0 .44% ) ( 0 .18% ) ( 0 .39% ) ( 0 .56% )
Portfolio turnover rate
(d)
34% 54% 42% 57% 42% 45%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Growth and Income Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class A
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 57.16 $ 49.06 $ 39.42 $ 38.33 $ 48.18 $ 36.26
Income from investment operations:
Net investment income (loss)
(a)
(0.03) (0.03)
(b)
0.08 0.19 0.08 0.07
Net realized and unrealized gain (loss) 3.13 10.45 11.32 2.38 (7.32) 13.01
Total from investment operations 3.10 10.42 11.40 2.57 (7.24) 13.08
Distributions:
Dividends from net investment income (0.10) (0.33) (0.26) (0.44) (0.24) (0.27)
Dividends from net realized gains (3.74) (1.99) (1.50) (1.04) (2.37) (0.89)
Total distributions
**
(3.84) (2.32) (1.76) (1.48) (2.61) (1.16)
Net asset value, end of period $ 56.42 $ 57.16 $ 49.06 $ 39.42 $ 38.33 $ 48.18
Ratios and supplemental data:
Total return
(c)
5 .87% 21 .98% 29 .65% 6 .86% ( 15 .77% ) 36 .68%
Net assets, end of period (000) $ 1,548,401 $ 1,544,688 $ 1,387,946 $ 1,182,667 $ 1,199,491 $ 1,531,445
Ratio of net expenses to average net assets 1 .04%
(d)
1 .05% 1 .05% 1 .06% 1 .05% 1 .06%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .04%
(d)
1 .05% 1 .05% 1 .06% 1 .05% 1 .06%
Ratio of net investment income (loss) to average net assets ( 0 .11% )
(d)
( 0 .06% ) 0 .18% 0 .48% 0 .19% 0 .15%
Portfolio turnover rate
(e)
18% 36% 28% 20% 24% 18%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.
(c) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(d) Annualized.
(e) Not annualized.

www.calamos.com
Calamos Growth and Income Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class C
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 57.00 $ 49.11 $ 39.57 $ 38.57 $ 48.55 $ 36.57
Income from investment operations:
Net investment income (loss)
(a)
(0.23) (0.41)
(b)
(0.26)
(b)
(0.11) (0.24) (0.25)
Net realized and unrealized gain (loss) 3.11 10.43 11.36 2.38 (7.37) 13.12
Total from investment operations 2.88 10.02 11.10 2.27 (7.61) 12.87
Distributions:
Dividends from net investment income (0.00) * (0.14) (0.06) (0.23) — —
Dividends from net realized gains (3.73) (1.99) (1.50) (1.04) (2.37) (0.89)
Total distributions
**
(3.73) (2.13) (1.56) (1.27) (2.37) (0.89)
Net asset value, end of period $ 56.15 $ 57.00 $ 49.11 $ 39.57 $ 38.57 $ 48.55
Ratios and supplemental data:
Total return
(c)
5 .46% 21 .05% 28 .70% 6 .08% ( 16 .41% ) 35 .66%
Net assets, end of period (000) $ 144,132 $ 137,276 $ 106,421 $ 79,895 $ 84,104 $ 98,647
Ratio of net expenses to average net assets 1 .79%
(d)
1 .80% 1 .80% 1 .81% 1 .80% 1 .81%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .79%
(d)
1 .80% 1 .80% 1 .81% 1 .80% 1 .81%
Ratio of net investment income (loss) to average net assets ( 0 .86% )
(d)
( 0 .81% ) ( 0 .57% ) ( 0 .27% ) ( 0 .56% ) ( 0 .57% )
Portfolio turnover rate
(e)
18% 36% 28% 20% 24% 18%
* Amount is less than $0.005.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.
(c) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(d) Annualized.
(e) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Growth and Income Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class I
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 54.12 $ 46.54 $ 37.47 $ 36.50 $ 46.02 $ 34.68
Income from investment operations:
Net investment income (loss)
(a)
0.04
(b)
0.09 0.19 0.27 0.17 0.17
Net realized and unrealized gain (loss) 2.95 9.90 10.75 2.25 (6.97) 12.44
Total from investment operations 2.99 9.99 10.94 2.52 (6.80) 12.61
Distributions:
Dividends from net investment income (0.15) (0.42) (0.37) (0.51) (0.35) (0.38)
Dividends from net realized gains (3.73) (1.99) (1.50) (1.04) (2.37) (0.89)
Total distributions
**
(3.88) (2.41) (1.87) (1.55) (2.72) (1.27)
Net asset value, end of period $ 53.23 $ 54.12 $ 46.54 $ 37.47 $ 36.50 $ 46.02
Ratios and supplemental data:
Total return
(c)
5 .98% 22 .27% 30 .00% 7 .12% ( 15 .55% ) 37 .02%
Net assets, end of period (000) $ 1,628,255 $ 1,558,224 $ 1,301,172 $ 978,583 $ 977,765 $ 1,211,985
Ratio of net expenses to average net assets 0 .79%
(d)
0 .80% 0 .80% 0 .81% 0 .80% 0 .81%
Ratio of gross expenses to average net assets prior to
expense reductions 0 .79%
(d)
0 .80% 0 .80% 0 .81% 0 .80% 0 .81%
Ratio of net investment income (loss) to average net assets 0 .14%
(d)
0 .19% 0 .43% 0 .73% 0 .44% 0 .40%
Portfolio turnover rate
(e)
18% 36% 28% 20% 24% 18%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.
(c) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(d) Annualized.
(e) Not annualized.

www.calamos.com
Calamos Growth and Income Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class R6
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 54.16 $ 46.57 $ 37.49 $ 36.51 $ 46.04 $ 34.69
Income from investment operations:
Net investment income (loss)
(a)
0.05
(b)
0.12 0.22 0.30 0.21 0.16
Net realized and unrealized gain (loss) 2.95 9.91 10.76 2.26 (6.99) 12.49
Total from investment operations 3.00 10.03 10.98 2.56 (6.78) 12.65
Distributions:
Dividends from net investment income (0.15) (0.45) (0.40) (0.54) (0.38) (0.41)
Dividends from net realized gains (3.73) (1.99) (1.50) (1.04) (2.37) (0.89)
Total distributions
**
(3.88) (2.44) (1.90) (1.58) (2.75) (1.30)
Net asset value, end of period $ 53.28 $ 54.16 $ 46.57 $ 37.49 $ 36.51 $ 46.04
Ratios and supplemental data:
Total return
(c)
6 .03% 22 .37% 30 .07% 7 .21% ( 15 .50% ) 37 .14%
Net assets, end of period (000) $ 48,788 $ 45,941 $ 37,425 $ 27,965 $ 16,688 $ 5,968
Ratio of net expenses to average net assets 0 .72%
(d)
0 .73% 0 .73% 0 .71% 0 .73% 0 .73%
Ratio of gross expenses to average net assets prior to
expense reductions 0 .72%
(d)
0 .73% 0 .73% 0 .71% 0 .73% 0 .73%
Ratio of net investment income (loss) to average net assets 0 .21%
(d)
0 .26% 0 .51% 0 .78% 0 .55% 0 .38%
Portfolio turnover rate
(e)
18% 36% 28% 20% 24% 18%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.
(c) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(d) Annualized.
(e) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Select Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class A
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 24.55 $ 21.98 $ 16.77 $ 15.86 $ 20.48 $ 14.93
Income from investment operations:
Net investment income (loss)
(a)
(0.03) (0.03)
(b)
(0.02)
(b)
0.03 0.00 * (0.03)
Net realized and unrealized gain (loss) 0.36 4.21 5.99 1.29 (3.12) 6.39
Total from investment operations 0.33 4.18 5.97 1.32 (3.12) 6.36
Distributions:
Dividends from net realized gains (1.27) (1.61) (0.76) (0.41) (1.50) (0.81)
Total distributions
**
(1.27) (1.61) (0.76) (0.41) (1.50) (0.81)
Net asset value, end of period $ 23.61 $ 24.55 $ 21.98 $ 16.77 $ 15.86 $ 20.48
Ratios and supplemental data:
Total return
(c)
1 .47% 19 .95% 36 .52% 8 .60% ( 16 .22% ) 43 .93%
Net assets, end of period (000) $ 14,955 $ 15,944 $ 14,301 $ 11,533 $ 11,628 $ 14,211
Ratio of net expenses to average net assets 1 .15%
(d)
1 .15% 1 .15% 1 .15% 1 .15% 1 .15%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .51%
(d)
1 .52% 1 .54% 1 .62% 1 .57% 1 .57%
Ratio of net investment income (loss) to average net assets ( 0 .27% )
(d)
( 0 .15% ) ( 0 .09% ) 0 .16% — % ( 0 .19% )
Portfolio turnover rate
(e)
18% 46% 33% 55% 34% 25%
* Amount is less than $0.005.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.
(c) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(d) Annualized.
(e) Not annualized.

www.calamos.com
Calamos Select Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class C
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 19.48 $ 17.88 $ 13.86 $ 13.28 $ 17.52 $ 12.97
Income from investment operations:
Net investment income (loss)
(a)
(0.09) (0.16)
(b)
(0.14)
(b)
(0.08) (0.12) (0.14)
Net realized and unrealized gain (loss) 0.28 3.37 4.92 1.07 (2.62) 5.50
Total from investment operations 0.19 3.21 4.78 0.99 (2.74) 5.36
Distributions:
Dividends from net realized gains (1.27) (1.61) (0.76) (0.41) (1.50) (0.81)
Total distributions
**
(1.27) (1.61) (0.76) (0.41) (1.50) (0.81)
Net asset value, end of period $ 18.40 $ 19.48 $ 17.88 $ 13.86 $ 13.28 $ 17.52
Ratios and supplemental data:
Total return
(c)
1 .07% 19 .10% 35 .56% 7 .76% ( 16 .85% ) 42 .92%
Net assets, end of period (000) $ 185 $ 292 $ 347 $ 120 $ 170 $ 887
Ratio of net expenses to average net assets 1 .90%
(d)
1 .90% 1 .90% 1 .90% 1 .91% 1 .90%
Ratio of gross expenses to average net assets prior to
expense reductions 2 .26%
(d)
2 .27% 2 .29% 2 .36% 2 .33% 2 .33%
Ratio of net investment income (loss) to average net assets ( 1 .02% )
(d)
( 0 .90% ) ( 0 .83% ) ( 0 .57% ) ( 0 .77% ) ( 0 .92% )
Portfolio turnover rate
(e)
18% 46% 33% 55% 34% 25%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.
(c) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(d) Annualized.
(e) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Select Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class I
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 25.77 $ 22.97 $ 17.45 $ 16.45 $ 21.15 $ 15.36
Income from investment operations:
Net investment income (loss)
(a)
(0.00) * 0.02 0.03 0.07 0.05 0.01
Net realized and unrealized gain (loss) 0.38 4.42 6.25 1.34 (3.23) 6.59
Total from investment operations 0.38 4.44 6.28 1.41 (3.18) 6.60
Distributions:
Dividends from net investment income (0.01) (0.03) (0.00) * — (0.02) —
Dividends from net realized gains (1.27) (1.61) (0.76) (0.41) (1.50) (0.81)
Total distributions
**
(1.28) (1.64) (0.76) (0.41) (1.52) (0.81)
Net asset value, end of period $ 24.87 $ 25.77 $ 22.97 $ 17.45 $ 16.45 $ 21.15
Ratios and supplemental data:
Total return
(b)
1 .61% 20 .25% 36 .92% 8 .84% ( 16 .00% ) 44 .28%
Net assets, end of period (000) $ 46,385 $ 46,632 $ 41,449 $ 31,663 $ 30,660 $ 38,585
Ratio of net expenses to average net assets 0 .90%
(c)
0 .90% 0 .90% 0 .90% 0 .90% 0 .90%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .26%
(c)
1 .27% 1 .29% 1 .37% 1 .32% 1 .32%
Ratio of net investment income (loss) to average net assets ( 0 .02% )
(c)
0 .10% 0 .16% 0 .41% 0 .25% 0 .07%
Portfolio turnover rate
(d)
18% 46% 33% 55% 34% 25%
* Amount is less than $0.005.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

www.calamos.com
Calamos International Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class A
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 25.54 $ 21.94 $ 16.25 $ 15.43 $ 28.83 $ 22.96
Income from investment operations:
Net investment income (loss)
(a)
0.06 0.04 (0.04) 0.05 0.21 0.05
Net realized and unrealized gain (loss) 3.29 4.52 5.74 0.77 (9.48) 7.29
Total from investment operations 3.35 4.56 5.70 0.82 (9.27) 7.34
Distributions:
Dividends from net investment income (0.05) — (0.01) — (0.00) * —
Dividends from net realized gains (2.98) (0.96) — — (4.13) (1.47)
Total distributions
**
(3.03) (0.96) (0.01) — (4.13) (1.47)
Net asset value, end of period $ 25.86 $ 25.54 $ 21.94 $ 16.25 $ 15.43 $ 28.83
Ratios and supplemental data:
Total return
(b)
15 .79% 21 .87% 35 .07% 5 .31% ( 36 .67% ) 32 .76%
Net assets, end of period (000) $ 57,210 $ 51,533 $ 50,314 $ 41,631 $ 46,993 $ 79,503
Ratio of net expenses to average net assets 1 .20%
(c)
1 .20% 1 .20% 1 .16% 1 .10% 1 .10%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .60%
(c)
1 .47% 1 .40% 1 .49% 1 .64% 1 .56%
Ratio of net investment income (loss) to average net assets 0 .50%
(c)
0 .18% ( 0 .21% ) 0 .27% 1 .04% 0 .19%
Portfolio turnover rate
(d)
81% 170% 127% 131% 129% 99%
* Amount is less than $0.005.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos International Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class C
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 20.61 $ 18.02 $ 13.44 $ 12.86 $ 24.94 $ 20.17
Income from investment operations:
Net investment income (loss)
(a)
(0.03)
(b)
(0.11)
(b)
(0.17) (0.07) 0.05 (0.16)
Net realized and unrealized gain (loss) 2.55 3.66 4.75 0.65 (8.00) 6.40
Total from investment operations 2.52 3.55 4.58 0.58 (7.95) 6.24
Distributions:
Dividends from net realized gains (2.98) (0.96) — — (4.13) (1.47)
Total distributions
**
(2.98) (0.96) — — (4.13) (1.47)
Net asset value, end of period $ 20.15 $ 20.61 $ 18.02 $ 13.44 $ 12.86 $ 24.94
Ratios and supplemental data:
Total return
(c)
15 .38% 20 .92% 34 .15% 4 .51% ( 37 .18% ) 31 .79%
Net assets, end of period (000) $ 1,515 $ 1,478 $ 1,452 $ 1,339 $ 1,989 $ 3,953
Ratio of net expenses to average net assets 1 .95%
(d)
1 .95% 1 .95% 1 .91% 1 .85% 1 .85%
Ratio of gross expenses to average net assets prior to
expense reductions 2 .35%
(d)
2 .22% 2 .15% 2 .24% 2 .39% 2 .31%
Ratio of net investment income (loss) to average net assets ( 0 .29% )
(d)
( 0 .59% ) ( 0 .97% ) ( 0 .48% ) 0 .27% ( 0 .69% )
Portfolio turnover rate
(e)
81% 170% 127% 131% 129% 99%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.
(c) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(d) Annualized.
(e) Not annualized.

www.calamos.com
Calamos International Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class I
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 26.86 $ 22.96 $ 17.00 $ 16.10 $ 29.92 $ 23.73
Income from investment operations:
Net investment income (loss)
(a)
0.10 0.10 0.01
(b)
0.09 0.27 0.12
Net realized and unrealized gain (loss) 3.47 4.76 6.00 0.81 (9.88) 7.54
Total from investment operations 3.57 4.86 6.01 0.90 (9.61) 7.66
Distributions:
Dividends from net investment income (0.11) — (0.05) — (0.08) (0.00) *
Dividends from net realized gains (2.98) (0.96) — — (4.13) (1.47)
Total distributions
**
(3.09) (0.96) (0.05) — (4.21) (1.47)
Net asset value, end of period $ 27.34 $ 26.86 $ 22.96 $ 17.00 $ 16.10 $ 29.92
Ratios and supplemental data:
Total return
(c)
15 .94% 22 .18% 35 .44% 5 .59% ( 36 .54% ) 33 .13%
Net assets, end of period (000) $ 242,186 $ 224,014 $ 184,336 $ 141,782 $ 120,520 $ 216,723
Ratio of net expenses to average net assets 0 .95%
(d)
0 .95% 0 .95% 0 .91% 0 .85% 0 .85%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .35%
(d)
1 .22% 1 .15% 1 .24% 1 .39% 1 .31%
Ratio of net investment income (loss) to average net assets 0 .77%
(d)
0 .43% 0 .03% 0 .52% 1 .28% 0 .43%
Portfolio turnover rate
(e)
81% 170% 127% 131% 129% 99%
* Amount is less than $0.005.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.
(c) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(d) Annualized.
(e) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos International Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class R6
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 27.22 $ 23.24 $ 17.21 $ 16.28 $ 30.20 $ 23.93
Income from investment operations:
Net investment income (loss)
(a)
0.12 0.14 0.03
(b)
0.11 0.31 0.15
Net realized and unrealized gain (loss) 3.52 4.80 6.07 0.82 (10.00) 7.61
Total from investment operations 3.64 4.94 6.10 0.93 (9.69) 7.76
Distributions:
Dividends from net investment income (0.13) — (0.07) — (0.10) (0.02)
Dividends from net realized gains (2.98) (0.96) — — (4.13) (1.47)
Total distributions
**
(3.11) (0.96) (0.07) — (4.23) (1.49)
Net asset value, end of period $ 27.75 $ 27.22 $ 23.24 $ 17.21 $ 16.28 $ 30.20
Ratios and supplemental data:
Total return
(c)
15 .97% 22 .30% 35 .55% 5 .71% ( 36 .47% ) 33 .24%
Net assets, end of period (000) $ 12,314 $ 10,313 $ 6,378 $ 4,829 $ 4,332 $ 1,921
Ratio of net expenses to average net assets 0 .81%
(d)
0 .86% 0 .86% 0 .81% 0 .75% 0 .77%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .25%
(d)
1 .14% 1 .06% 1 .13% 1 .28% 1 .22%
Ratio of net investment income (loss) to average net assets 0 .92%
(d)
0 .57% 0 .14% 0 .61% 1 .59% 0 .51%
Portfolio turnover rate
(e)
81% 170% 127% 131% 129% 99%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.
(c) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(d) Annualized.
(e) Not annualized.

www.calamos.com
Calamos Evolving World Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class A
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 23.23 $ 19.61 $ 14.87 $ 14.51 $ 22.25 $ 19.60
Income from investment operations:
Net investment income (loss)
(a)
(0.05) (0.08) (0.06) 0.01 0.12 (0.05)
Net realized and unrealized gain (loss) 6.14 3.70 4.85 0.46 (7.79) 3.15
Total from investment operations 6.09 3.62 4.79 0.47 (7.67) 3.10
Distributions:
Dividends from net investment income — — (0.05) (0.11) (0.07) —
Dividends from net realized gains — — — — — (0.45)
Total distributions
**
— — (0.05) (0.11) (0.07) (0.45)
Net asset value, end of period $ 29.32 $ 23.23 $ 19.61 $ 14.87 $ 14.51 $ 22.25
Ratios and supplemental data:
Total return
(b)
26 .29% 18 .51% 32 .27% 3 .19% ( 34 .55% ) 15 .87%
Net assets, end of period (000) $ 41,261 $ 37,707 $ 42,336 $ 36,830 $ 36,890 $ 54,731
Ratio of net expenses to average net assets 1 .30%
(c)
1 .30% 1 .30% 1 .29% 1 .30% 1 .30%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .62%
(c)
1 .64% 1 .65% 1 .63% 1 .63% 1 .60%
Ratio of net investment income (loss) to average net assets ( 0 .37% )
(c)
( 0 .40% ) ( 0 .36% ) 0 .09% 0 .67% ( 0 .21% )
Portfolio turnover rate
(d)
81% 171% 140% 137% 132% 140%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Evolving World Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class C
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 21.10 $ 17.94 $ 13.67 $ 13.34 $ 20.55 $ 18.26
Income from investment operations:
Net investment income (loss)
(a)
(0.13) (0.21) (0.18) (0.09) (0.03) (0.22)
Net realized and unrealized gain (loss) 5.56 3.37 4.45 0.42 (7.18) 2.96
Total from investment operations 5.43 3.16 4.27 0.33 (7.21) 2.74
Distributions:
Dividends from net realized gains — — — — — (0.45)
Total distributions
**
— — — — — (0.45)
Net asset value, end of period $ 26.53 $ 21.10 $ 17.94 $ 13.67 $ 13.34 $ 20.55
Ratios and supplemental data:
Total return
(b)
25 .88% 17 .61% 31 .24% 2 .40% ( 35 .04% ) 15 .05%
Net assets, end of period (000) $ 4,092 $ 3,554 $ 3,709 $ 3,930 $ 6,153 $ 16,050
Ratio of net expenses to average net assets 2 .05%
(c)
2 .05% 2 .05% 2 .04% 2 .05% 2 .05%
Ratio of gross expenses to average net assets prior to
expense reductions 2 .37%
(c)
2 .39% 2 .40% 2 .38% 2 .39% 2 .34%
Ratio of net investment income (loss) to average net assets ( 1 .14% )
(c)
( 1 .14% ) ( 1 .11% ) ( 0 .63% ) ( 0 .16% ) ( 1 .04% )
Portfolio turnover rate
(d)
81% 171% 140% 137% 132% 140%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

www.calamos.com
Calamos Evolving World Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class I
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 23.55 $ 19.82 $ 15.03 $ 14.67 $ 22.51 $ 19.78
Income from investment operations:
Net investment income (loss)
(a)
(0.02) (0.03) (0.02) 0.06 0.17 0.01
Net realized and unrealized gain (loss) 6.21 3.76 4.90 0.45 (7.87) 3.18
Total from investment operations 6.19 3.73 4.88 0.51 (7.70) 3.19
Distributions:
Dividends from net investment income (0.01) — (0.09) (0.15) (0.14) (0.01)
Dividends from net realized gains — — — — — (0.45)
Total distributions
**
(0.01) — (0.09) (0.15) (0.14) (0.46)
Net asset value, end of period $ 29.73 $ 23.55 $ 19.82 $ 15.03 $ 14.67 $ 22.51
Ratios and supplemental data:
Total return
(b)
26 .45% 18 .82% 32 .59% 3 .44% ( 34 .39% ) 16 .17%
Net assets, end of period (000) $ 404,974 $ 356,625 $ 350,597 $ 320,622 $ 315,858 $ 509,216
Ratio of net expenses to average net assets 1 .05%
(c)
1 .05% 1 .05% 1 .04% 1 .05% 1 .05%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .37%
(c)
1 .39% 1 .40% 1 .38% 1 .38% 1 .35%
Ratio of net investment income (loss) to average net assets ( 0 .14% )
(c)
( 0 .13% ) ( 0 .11% ) 0 .35% 0 .90% 0 .04%
Portfolio turnover rate
(d)
81% 171% 140% 137% 132% 140%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Equity Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class A
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 20.19 $ 17.58 $ 12.08 $ 11.50 $ 18.40 $ 14.05
Income from investment operations:
Net investment income (loss)
(a)
(0.02) (0.07) (0.08) 0.01 0.02 (0.08)
Net realized and unrealized gain (loss) 1.36 4.20 5.58 1.07 (4.94) 5.49
Total from investment operations 1.34 4.13 5.50 1.08 (4.92) 5.41
Distributions:
Dividends from net realized gains (2.76) (1.52) — (0.50) (1.98) (1.06)
Total distributions
**
(2.76) (1.52) — (0.50) (1.98) (1.06)
Net asset value, end of period $ 18.77 $ 20.19 $ 17.58 $ 12.08 $ 11.50 $ 18.40
Ratios and supplemental data:
Total return
(b)
8.53% 25.21% 45.53% 9.68% (29.36%) 39.89%
Net assets, end of period (000) $ 33,838 $ 32,293 $ 28,482 $ 20,462 $ 21,143 $ 32,511
Ratio of net expenses to average net assets 1.40%
(c)
1.40% 1.39% 1.41% 1.40% 1.40%
Ratio of gross expenses to average net assets prior to
expense reductions 1.49%
(c)
1.50% 1.42% 1.52% 1.61% 1.58%
Ratio of net investment income (loss) to average net assets (0.25%)
(c)
(0.41%) (0.49%) 0.04% 0.17% (0.48%)
Portfolio turnover rate
(d)
63% 114% 78% 90% 77% 72%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

www.calamos.com
Calamos Global Equity Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class C
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 15.50 $ 13.93 $ 9.64 $ 9.35 $ 15.45 $ 12.03
Income from investment operations:
Net investment income (loss)
(a)
(0.06) (0.16) (0.16) (0.07) (0.07) (0.18)
Net realized and unrealized gain (loss) 0.95 3.25 4.45 0.86 (4.05) 4.66
Total from investment operations 0.89 3.09 4.29 0.79 (4.12) 4.48
Distributions:
Dividends from net realized gains (2.76) (1.52) — (0.50) (1.98) (1.06)
Total distributions
**
(2.76) (1.52) — (0.50) (1.98) (1.06)
Net asset value, end of period $ 13.63 $ 15.50 $ 13.93 $ 9.64 $ 9.35 $ 15.45
Ratios and supplemental data:
Total return
(b)
8.15% 24.27% 44.35% 8.99% (29.96%) 38.88%
Net assets, end of period (000) $ 1,271 $ 1,362 $ 1,268 $ 611 $ 726 $ 1,492
Ratio of net expenses to average net assets 2.15%
(c)
2.15% 2.14% 2.16% 2.15% 2.15%
Ratio of gross expenses to average net assets prior to
expense reductions 2.24%
(c)
2.25% 2.18% 2.28% 2.37% 2.33%
Ratio of net investment income (loss) to average net assets (1.00%)
(c)
(1.16%) (1.25%) (0.71%) (0.59%) (1.32%)
Portfolio turnover rate
(d)
63% 114% 78% 90% 77% 72%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Equity Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class I
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 21.50 $ 18.57 $ 12.75 $ 12.10 $ 19.20 $ 14.59
Income from investment operations:
Net investment income (loss)
(a)
(0.00)* (0.03) (0.04) 0.04 0.05 (0.04)
Net realized and unrealized gain (loss) 1.47 4.48 5.87 1.13 (5.17) 5.71
Total from investment operations 1.47 4.45 5.83 1.17 (5.12) 5.67
Distributions:
Dividends from net investment income — — (0.01) (0.02) — —
Dividends from net realized gains (2.76) (1.52) — (0.50) (1.98) (1.06)
Total distributions
**
(2.76) (1.52) (0.01) (0.52) (1.98) (1.06)
Net asset value, end of period $ 20.21 $ 21.50 $ 18.57 $ 12.75 $ 12.10 $ 19.20
Ratios and supplemental data:
Total return
(b)
8.63% 25.62% 45.79% 9.98% (29.20%) 40.29%
Net assets, end of period (000) $ 148,010 $ 132,462 $ 103,751 $ 66,181 $ 51,538 $ 103,256
Ratio of net expenses to average net assets 1.15%
(c)
1.15% 1.14% 1.15% 1.15% 1.15%
Ratio of gross expenses to average net assets prior to
expense reductions 1.24%
(c)
1.25% 1.17% 1.25% 1.36% 1.33%
Ratio of net investment income (loss) to average net assets 0.00%
(c)(d)
(0.17%) (0.25%) 0.28% 0.37% (0.23%)
Portfolio turnover rate
(e)
63% 114% 78% 90% 77% 72%
* Amount is less than $0.005.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Amount is less than 0.005%
(e) Not annualized.

www.calamos.com
Calamos Global Equity Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class R6
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 21.53 $ 18.59 $ 12.76 $ 12.11 $ 19.21 $ 14.59
Income from investment operations:
Net investment income (loss)
(a)
0.01
(b)
(0.02) (0.03) 0.05 (0.02) (0.03)
Net realized and unrealized gain (loss) 1.47 4.48 5.88 1.13 (5.10) 5.71
Total from investment operations 1.48 4.46 5.85 1.18 (5.12) 5.68
Distributions:
Dividends from net investment income — — (0.02) (0.03) — —
Dividends from net realized gains (2.76) (1.52) — (0.50) (1.98) (1.06)
Total distributions
**
(2.76) (1.52) (0.02) (0.53) (1.98) (1.06)
Net asset value, end of period $ 20.25 $ 21.53 $ 18.59 $ 12.76 $ 12.11 $ 19.21
Ratios and supplemental data:
Total return
(c)
8.66% 25.65% 45.88% 10.04% (29.18%) 40.36%
Net assets, end of period (000) $ 197 $ 172 $ 79 $ 93 $ 11 $ 168
Ratio of net expenses to average net assets 1.09%
(d)
1.10% 1.07% 1.06% 1.12% 1.09%
Ratio of gross expenses to average net assets prior to
expense reductions 1.20%
(d)
1.19% 1.11% 1.14% 1.35% 1.27%
Ratio of net investment income (loss) to average net assets 0.06%
(d)
(0.09%) (0.16%) 0.35% (0.12%) (0.18%)
Portfolio turnover rate
(e)
63% 114% 78% 90% 77% 72%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.
(c) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(d) Annualized.
(e) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Opportunities Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class A
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 14.41 $ 13.00 $ 9.57 $ 9.15 $ 12.72 $ 10.02
Income from investment operations:
Net investment income (loss)
(a)
(0.04) (0.05) (0.02) 0.00 * (0.03) (0.04)
Net realized and unrealized gain (loss) 1.08 2.44 3.50 0.46 (2.88) 3.42
Total from investment operations 1.04 2.39 3.48 0.46 (2.91) 3.38
Distributions:
Dividends from net investment income (0.02) (0.07) (0.05) (0.04) — (0.05)
Dividends from net realized gains (1.13) (0.91) — — (0.66) (0.63)
Total distributions
**
(1.15) (0.98) (0.05) (0.04) (0.66) (0.68)
Net asset value, end of period $ 14.30 $ 14.41 $ 13.00 $ 9.57 $ 9.15 $ 12.72
Ratios and supplemental data:
Total return
(b)
8 .26% 19 .71% 36 .38% 4 .97% ( 23 .93% ) 34 .84%
Net assets, end of period (000) $ 109,767 $ 105,093 $ 98,640 $ 81,821 $ 86,403 $ 119,261
Ratio of net expenses to average net assets 1 .22%
(c)
1 .22% 1 .22% 1 .22% 1 .22% 1 .31%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .44%
(c)
1 .46% 1 .45% 1 .49% 1 .46% 1 .45%
Ratio of net investment income (loss) to average net assets ( 0 .54% )
(c)
( 0 .42% ) ( 0 .17% ) ( 0 .05% ) ( 0 .28% ) ( 0 .33% )
Portfolio turnover rate
(d)
66% 123% 87% 81% 92% 82%
* Amounts are less than $0.005.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

www.calamos.com
Calamos Global Opportunities Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class C
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 11.82 $ 10.87 $ 8.05 $ 7.73 $ 10.92 $ 8.71
Income from investment operations:
Net investment income (loss)
(a)
(0.07) (0.12) (0.09) (0.07) (0.09) (0.11)
Net realized and unrealized gain (loss) 0.86 2.01 2.92 0.40 (2.44) 2.95
Total from investment operations 0.79 1.89 2.83 0.33 (2.53) 2.84
Distributions:
Dividends from net investment income — (0.03) (0.01) (0.01) — —
Dividends from net realized gains (1.13) (0.91) — — (0.66) (0.63)
Total distributions
**
(1.13) (0.94) (0.01) (0.01) (0.66) (0.63)
Net asset value, end of period $ 11.48 $ 11.82 $ 10.87 $ 8.05 $ 7.73 $ 10.92
Ratios and supplemental data:
Total return
(b)
7 .84% 18 .84% 35 .25% 4 .22% ( 24 .43% ) 33 .77%
Net assets, end of period (000) $ 15,585 $ 14,253 $ 12,173 $ 7,317 $ 7,528 $ 10,032
Ratio of net expenses to average net assets 1 .97%
(c)
1 .97% 1 .97% 1 .97% 1 .97% 2 .07%
Ratio of gross expenses to average net assets prior to
expense reductions 2 .19%
(c)
2 .21% 2 .20% 2 .24% 2 .21% 2 .20%
Ratio of net investment income (loss) to average net assets ( 1 .28% )
(c)
( 1 .17% ) ( 0 .92% ) ( 0 .80% ) ( 1 .03% ) ( 1 .09% )
Portfolio turnover rate
(d)
66% 123% 87% 81% 92% 82%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Opportunities Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class I
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 15.07 $ 13.55 $ 9.98 $ 9.53 $ 13.18 $ 10.36
Income from investment operations:
Net investment income (loss)
(a)
(0.02) (0.02) 0.01
(b)
0.02 (0.02) (0.01)
Net realized and unrealized gain (loss) 1.13 2.55 3.64 0.48 (2.96) 3.54
Total from investment operations 1.11 2.53 3.65 0.50 (2.98) 3.53
Distributions:
Dividends from net investment income (0.03) (0.10) (0.08) (0.05) (0.01) (0.08)
Dividends from net realized gains (1.13) (0.91) — — (0.66) (0.63)
Total distributions
**
(1.16) (1.01) (0.08) (0.05) (0.67) (0.71)
Net asset value, end of period $ 15.02 $ 15.07 $ 13.55 $ 9.98 $ 9.53 $ 13.18
Ratios and supplemental data:
Total return
(c)
8 .41% 20 .00% 36 .70% 5 .21% ( 23 .66% ) 35 .16%
Net assets, end of period (000) $ 224,772 $ 206,583 $ 168,589 $ 107,198 $ 117,790 $ 152,596
Ratio of net expenses to average net assets 0 .97%
(d)
0 .97% 0 .97% 0 .97% 0 .97% 1 .04%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .19%
(d)
1 .21% 1 .20% 1 .24% 1 .21% 1 .20%
Ratio of net investment income (loss) to average net assets ( 0 .28% )
(d)
( 0 .17% ) 0 .08% 0 .20% ( 0 .14% ) ( 0 .09% )
Portfolio turnover rate
(e)
66% 123% 87% 81% 92% 82%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.
(c) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(d) Annualized.
(e) Not annualized.

www.calamos.com
Calamos International Small Cap Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class A
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
March 31,
2022
•
through
October 31,
2022 2025 2024 2023
Net asset value, beginning of period $ 12.16 $ 9.95 $ 7.54 $ 7.65 $ 10.00
Income from investment operations:
Net investment income (loss)
(a)
0.00* 0.01 (0.05) 0.00* 0.05
Net realized and unrealized gain (loss) 2.23 2.20 2.46 (0.06) (2.40)
Total from investment operations 2.23 2.21 2.41 (0.06) (2.35)
Distributions:
Dividends from net investment income (0.07) — — (0.05) —
Dividends from net realized gains (0.04) — — — —
Total distributions
**
(0.11) — — (0.05) —
Net asset value, end of period $ 14.28 $ 12.16 $ 9.95 $ 7.54 $ 7.65
Ratios and supplemental data:
Total return
(b)
18.82% 22.11% 31.96% (0.87%) (23.50%)
Net assets, end of period (000) $ 567 $ 428 $ 433 $ 20 $ 13
Ratio of net expenses to average net assets 1.35%
(c)
1.35% 1.35% 1.35% 2.66%
(c)
Ratio of gross expenses to average net assets prior to expense reductions 3.19%
(c)
4.09% 4.96% 9.06% 11.03%
(c)
Ratio of net investment income (loss) to average net assets 0.00%
(c)(d)
0.13% (0.46%) (0.04%) (9.66%)
(c)
Portfolio turnover rate
(e)
75% 175% 117% 126% 64%
• Commencement of operations.
* Amount is less than $0.005.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Amount is less than 0.005%
(e) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos International Small Cap Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class C
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
March 31,
2022
•
through
October 31,
2022 2025 2024 2023
Net asset value, beginning of period $ 11.84 $ 9.76 $ 7.46 $ 7.62 $ 10.00
Income from investment operations:
Net investment income (loss)
(a)
(0.05)
(b)
(0.05)
(b)
(0.12) (0.07) 0.01
Net realized and unrealized gain (loss) 2.19 2.13 2.42 (0.05) (2.39)
Total from investment operations 2.14 2.08 2.30 (0.12) (2.38)
Distributions:
Dividends from net investment income — — — (0.04) —
Dividends from net realized gains (0.04) — — — —
Total distributions
**
(0.04) — — (0.04) —
Net asset value, end of period $ 13.94 $ 11.84 $ 9.76 $ 7.46 $ 7.62
Ratios and supplemental data:
Total return
(c)
18.33% 21.21% 30.83% (1.62%) (23.80%)
Net assets, end of period (000) $ 14 $ 12 $ 10 $ 7 $ 8
Ratio of net expenses to average net assets 2.10%
(d)
2.10% 2.10% 2.09% 2.67%
(d)
Ratio of gross expenses to average net assets prior to expense reductions 3.94%
(d)
4.84% 5.71% 9.79% 11.03%
(d)
Ratio of net investment income (loss) to average net assets (0.79%)
(d)
(0.47%) (1.22%) (0.92%) (9.66%)
(d)
Portfolio turnover rate
(e)
75% 175% 117% 126% 64%
• Commencement of operations.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.
(c) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(d) Annualized.
(e) Not annualized.

www.calamos.com
Calamos International Small Cap Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class I
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
March 31,
2022
•
through
October 31,
2022 2025 2024 2023
Net asset value, beginning of period $ 12.25 $ 10.01 $ 7.56 $ 7.66 $ 10.00
Income from investment operations:
Net investment income (loss)
(a)
0.02 0.06 (0.02) 0.01 0.06
Net realized and unrealized gain (loss) 2.25 2.18 2.47 (0.05) (2.40)
Total from investment operations 2.27 2.24 2.45 (0.04) (2.34)
Distributions:
Dividends from net investment income (0.10) — — (0.06) —
Dividends from net realized gains (0.04) — — — —
Total distributions
**
(0.14) — — (0.06) —
Net asset value, end of period $ 14.38 $ 12.25 $ 10.01 $ 7.56 $ 7.66
Ratios and supplemental data:
Total return
(b)
18.92% 22.50% 32.10% (0.48%) (23.40%)
Net assets, end of period (000) $ 12,944 $ 6,853 $ 5,267 $ 2,327 $ 1,740
Ratio of net expenses to average net assets 1.10%
(c)
1.10% 1.10% 1.10% 2.67%
(c)
Ratio of gross expenses to average net assets prior to expense reductions 2.86%
(c)
3.84% 4.71% 8.80% 11.03%
(c)
Ratio of net investment income (loss) to average net assets 0.33%
(c)
0.52% (0.20%) 0.17% (9.66%)
(c)
Portfolio turnover rate
(d)
75% 175% 117% 126% 64%
• Commencement of operations.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos International Small Cap Growth Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class R6
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
March 31,
2022
•
through
October 31,
2022 2025 2024 2023
Net asset value, beginning of period $ 12.26 $ 10.01 $ 7.56 $ 7.66 $ 10.00
Income from investment operations:
Net investment income (loss)
(a)
0.02 0.07 (0.02) 0.01 0.06
Net realized and unrealized gain (loss) 2.26 2.18 2.47 (0.05) (2.40)
Total from investment operations 2.28 2.25 2.45 (0.04) (2.34)
Distributions:
Dividends from net investment income (0.11) — — (0.06) —
Dividends from net realized gains (0.04) — — — —
Total distributions
**
(0.15) — — (0.06) —
Net asset value, end of period $ 14.39 $ 12.26 $ 10.01 $ 7.56 $ 7.66
Ratios and supplemental data:
Total return
(b)
19.00% 22.60% 32.10% (0.48%) (23.40%)
Net assets, end of period (000) $ 15 $ 12 $ 10 $ 8 $ 8
Ratio of net expenses to average net assets 0.94%
(c)
1.02% 1.08% 1.07% 2.67%
(c)
Ratio of gross expenses to average net assets prior to expense reductions 2.87%
(c)
3.76% 4 .71% 8.78% 11.03%
(c)
Ratio of net investment income (loss) to average net assets 0.37%
(c)
0.61% (0.19%) 0.19% (9.66%)
(c)
Portfolio turnover rate
(d)
75% 175% 117% 126% 64%
• Commencement of operations.
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

www.calamos.com
Calamos Total Return Bond Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class A
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 9.14 $ 8.96 $ 8.38 $ 8.67 $ 10.61 $ 10.85
Income from investment operations:
Net investment income (loss)
(a)
0.15 0.31 0.32 0.30 0.24 0.19
Net realized and unrealized gain (loss) (0.11) 0.21 0.60 (0.27) (1.81) (0.19)
Total from investment operations 0.04 0.52 0.92 0.03 (1.57) —
Distributions:
Dividends from net investment income (0.15) (0.34) (0.34) (0.32) (0.24) (0.23)
Dividends from net realized gains — — — — (0.13) (0.01)
Total distributions
**
(0.15) (0.34) (0.34) (0.32) (0.37) (0.24)
Net asset value, end of period $ 9.03 $ 9.14 $ 8.96 $ 8.38 $ 8.67 $ 10.61
Ratios and supplemental data:
Total return
(b)
0 .36% 6 .05% 11 .03% 0 .18% ( 15 .13% ) 0 .01%
Net assets, end of period (000) $ 8,865 $ 9,769 $ 11,500 $ 11,764 $ 14,662 $ 22,394
Ratio of net expenses to average net assets 0 .90%
(c)
0 .90% 0 .90% 0 .90% 0 .90% 0 .90%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .35%
(c)
1 .26% 1 .21% 1 .24% 1 .15% 1 .01%
Ratio of net investment income (loss) to average net assets 3 .36%
(c)
3 .48% 3 .54% 3 .36% 2 .48% 1 .77%
Portfolio turnover rate
(d)
12% 13% 66% 41% 28% 51%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Total Return Bond Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class C
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 9.14 $ 8.96 $ 8.38 $ 8.67 $ 10.61 $ 10.85
Income from investment operations:
Net investment income (loss)
(a)
0.12 0.24 0.25 0.23 0.17 0.11
Net realized and unrealized gain (loss) (0.12) 0.21 0.60 (0.27) (1.81) (0.19)
Total from investment operations 0.00 0.45 0.85 (0.04) (1.64) (0.08)
Distributions:
Dividends from net investment income (0.12) (0.27) (0.27) (0.25) (0.17) (0.15)
Dividends from net realized gains — — — — (0.13) (0.01)
Total distributions
**
(0.12) (0.27) (0.27) (0.25) (0.30) (0.16)
Net asset value, end of period $ 9.02 $ 9.14 $ 8.96 $ 8.38 $ 8.67 $ 10.61
Ratios and supplemental data:
Total return
(b)
( 0 .01% ) 5 .15% 10 .21% ( 0 .57% ) ( 15 .76% ) ( 0 .74% )
Net assets, end of period (000) $ 271 $ 272 $ 200 $ 323 $ 549 $ 800
Ratio of net expenses to average net assets 1 .65%
(c)
1 .65% 1 .65% 1 .65% 1 .65% 1 .65%
Ratio of gross expenses to average net assets prior to
expense reductions 2 .10%
(c)
2 .01% 1 .95% 1 .99% 1 .90% 1 .76%
Ratio of net investment income (loss) to average net assets 2 .61%
(c)
2 .72% 2 .80% 2 .60% 1 .72% 1 .02%
Portfolio turnover rate
(d)
12% 13% 66% 41% 28% 51%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

www.calamos.com
Calamos Total Return Bond Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class I
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 9.15 $ 8.97 $ 8.39 $ 8.68 $ 10.61 $ 10.85
Income from investment operations:
Net investment income (loss)
(a)
0.16 0.33 0.33 0.32 0.26 0.22
Net realized and unrealized gain (loss) (0.11) 0.21 0.61 (0.27) (1.79) (0.20)
Total from investment operations 0.05 0.54 0.94 0.05 (1.53) 0.02
Distributions:
Dividends from net investment income (0.17) (0.36) (0.36) (0.34) (0.27) (0.25)
Dividends from net realized gains — — — — (0.13) (0.01)
Total distributions
**
(0.17) (0.36) (0.36) (0.34) (0.40) (0.26)
Net asset value, end of period $ 9.03 $ 9.15 $ 8.97 $ 8.39 $ 8.68 $ 10.61
Ratios and supplemental data:
Total return
(b)
0 .50% 6 .31% 11 .17% 0 .55% ( 14 .92% ) 0 .17%
Net assets, end of period (000) $ 14,400 $ 19,067 $ 18,530 $ 19,236 $ 18,622 $ 43,979
Ratio of net expenses to average net assets 0 .65%
(c)
0 .65% 0 .65% 0 .65% 0 .65% 0 .65%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .10%
(c)
1 .01% 0 .92% 0 .99% 0 .88% 0 .76%
Ratio of net investment income (loss) to average net assets 3 .63%
(c)
3 .73% 3 .76% 3 .61% 2 .65% 2 .02%
Portfolio turnover rate
(d)
12% 13% 66% 41% 28% 51%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos High Income Opportunities Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class A
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 7.82 $ 7.80 $ 7.22 $ 7.30 $ 8.58 $ 7.96
Income from investment operations:
Net investment income (loss)
(a)
0.22 0.48 0.48 0.45 0.37 0.35
Net realized and unrealized gain (loss) (0.04) 0.03 0.59 (0.07) (1.27) 0.66
Total from investment operations 0.18 0.51 1.07 0.38 (0.90) 1.01
Distributions:
Dividends from net investment income (0.24) (0.49) (0.49) (0.46) (0.38) (0.27)
Return of capital — — — — — (0.12)
Total distributions
**
(0.24) (0.49) (0.49) (0.46) (0.38) (0.39)
Net asset value, end of period $ 7.76 $ 7.82 $ 7.80 $ 7.22 $ 7.30 $ 8.58
Ratios and supplemental data:
Total return
(b)
2 .47% 6 .65% 15 .18% 5 .22% ( 10 .67% ) 12 .88%
Net assets, end of period (000) $ 14,346 $ 26,252 $ 27,554 $ 25,252 $ 26,775 $ 34,550
Ratio of net expenses to average net assets 1 .00%
(c)
1 .00% 1 .00% 1 .00% 1 .00% 1 .00%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .64%
(c)
1 .40% 1 .37% 1 .43% 1 .40% 1 .33%
Ratio of net investment income (loss) to average net assets 5 .73%
(c)
6 .13% 6 .27% 6 .12% 4 .71% 4 .10%
Portfolio turnover rate
(d)
24% 39% 42% 25% 30% 49%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

www.calamos.com
Calamos High Income Opportunities Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class C
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 8.46 $ 8.41 $ 7.74 $ 7.80 $ 9.14 $ 8.45
Income from investment operations:
Net investment income (loss)
(a)
0.21 0.45 0.45 0.43 0.33 0.31
Net realized and unrealized gain (loss) (0.04) 0.03 0.65 (0.09) (1.35) 0.71
Total from investment operations 0.17 0.48 1.10 0.34 (1.02) 1.02
Distributions:
Dividends from net investment income (0.21) (0.43) (0.43) (0.40) (0.32) (0.21)
Return of capital — — — — — (0.12)
Total distributions
**
(0.21) (0.43) (0.43) (0.40) (0.32) (0.33)
Net asset value, end of period $ 8.42 $ 8.46 $ 8.41 $ 7.74 $ 7.80 $ 9.14
Ratios and supplemental data:
Total return
(b)
1 .96% 5 .96% 14 .32% 4 .35% ( 11 .35% ) 12 .11%
Net assets, end of period (000) $ 679 $ 365 $ 379 $ 438 $ 471 $ 677
Ratio of net expenses to average net assets 1 .75%
(c)
1 .75% 1 .75% 1 .75% 1 .75% 1 .75%
Ratio of gross expenses to average net assets prior to
expense reductions 2 .45%
(c)
2 .15% 2 .12% 2 .18% 2 .15% 2 .08%
Ratio of net investment income (loss) to average net assets 5 .04%
(c)
5 .38% 5 .52% 5 .37% 3 .95% 3 .38%
Portfolio turnover rate
(d)
24% 39% 42% 25% 30% 49%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos High Income Opportunities Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class I
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 7.82 $ 7.81 $ 7.22 $ 7.30 $ 8.58 $ 7.96
Income from investment operations:
Net investment income (loss)
(a)
0.23 0.50 0.50 0.47 0.39 0.37
Net realized and unrealized gain (loss) (0.04) 0.02 0.60 (0.07) (1.27) 0.67
Total from investment operations 0.19 0.52 1.10 0.40 (0.88) 1.04
Distributions:
Dividends from net investment income (0.25) (0.51) (0.51) (0.48) (0.40) (0.30)
Return of capital — — — — — (0.12)
Total distributions
**
(0.25) (0.51) (0.51) (0.48) (0.40) (0.42)
Net asset value, end of period $ 7.76 $ 7.82 $ 7.81 $ 7.22 $ 7.30 $ 8.58
Ratios and supplemental data:
Total return
(b)
2 .47% 7 .04% 15 .46% 5 .48% ( 10 .45% ) 13 .16%
Net assets, end of period (000) $ 7,771 $ 8,669 $ 9,503 $ 7,786 $ 9,150 $ 9,267
Ratio of net expenses to average net assets 0 .75%
(c)
0 .75% 0 .75% 0 .75% 0 .75% 0 .75%
Ratio of gross expenses to average net assets prior to
expense reductions 1 .43%
(c)
1 .15% 1 .12% 1 .18% 1 .15% 1 .08%
Ratio of net investment income (loss) to average net assets 5 .93%
(c)
6 .38% 6 .52% 6 .36% 4 .98% 4 .34%
Portfolio turnover rate
(d)
24% 39% 42% 25% 30% 49%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

www.calamos.com
Calamos Short-Term Bond Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class A
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 9.63 $ 9.53 $ 9.30 $ 9.28 $ 9.91 $ 10.23
Income from investment operations:
Net investment income (loss)
(a)
0.20 0.41 0.37 0.28 0.13 0.15
Net realized and unrealized gain (loss) (0.07) 0.11 0.30 0.07 (0.62) (0.07)
Total from investment operations 0.13 0.52 0.67 0.35 (0.49) 0.08
Distributions:
Dividends from net investment income (0.20) (0.42) (0.44) (0.33) (0.14) (0.31)
Dividends from net realized gains — — — — — (0.09)
Total distributions
**
(0.20) (0.42) (0.44) (0.33) (0.14) (0.40)
Net asset value, end of period $ 9.56 $ 9.63 $ 9.53 $ 9.30 $ 9.28 $ 9.91
Ratios and supplemental data:
Total return
(b)
1 .41% 5 .59% 7 .28% 3 .79% ( 4 .99% ) 0 .85%
Net assets, end of period (000) $ 6,312 $ 6,084 $ 3,825 $ 3,523 $ 2,128 $ 2,661
Ratio of net expenses to average net assets 0 .63%
(c)
0 .63% 0 .63% 0 .63% 0 .63% 0 .65%
Ratio of gross expenses to average net assets prior to
expense reductions 0 .63%
(c)
0 .64% 0 .63% 0 .63% 0 .63% 0 .65%
Ratio of net investment income (loss) to average net assets 4 .23%
(c)
4 .25% 3 .86% 2 .94% 1 .36% 1 .51%
Portfolio turnover rate
(d)
18% 36% 41% 41% 48% 44%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Short-Term Bond Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
Class I
(Unaudited)
Six Months
Ended April 30,
2026
Year Ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period $ 9.62 $ 9.52 $ 9.29 $ 9.28 $ 9.91 $ 10.23
Income from investment operations:
Net investment income (loss)
(a)
0.21 0.43 0.39 0.30 0.15 0.17
Net realized and unrealized gain (loss) (0.06) 0.12 0.30 0.06 (0.62) (0.06)
Total from investment operations 0.15 0.55 0.69 0.36 (0.47) 0.11
Distributions:
Dividends from net investment income (0.22) (0.45) (0.46) (0.35) (0.16) (0.34)
Dividends from net realized gains — — — — — (0.09)
Total distributions
**
(0.22) (0.45) (0.46) (0.35) (0.16) (0.43)
Net asset value, end of period $ 9.55 $ 9.62 $ 9.52 $ 9.29 $ 9.28 $ 9.91
Ratios and supplemental data:
Total return
(b)
1 .53% 5 .85% 7 .56% 3 .93% ( 4 .77% ) 1 .11%
Net assets, end of period (000) $ 408,949 $ 405,022 $ 363,227 $ 354,109 $ 356,908 $ 306,398
Ratio of net expenses to average net assets 0 .38%
(c)
0 .38% 0 .38% 0 .39% 0 .38% 0 .40%
Ratio of gross expenses to average net assets prior to
expense reductions 0 .38%
(c)
0 .39% 0 .38% 0 .39% 0 .38% 0 .40%
Ratio of net investment income (loss) to average net assets 4 .48%
(c)
4 .50% 4 .10% 3 .17% 1 .58% 1 .73%
Portfolio turnover rate
(d)
18% 36% 41% 41% 48% 44%
** Distribution for annual periods determined in accordance with federal income tax regulations.
(a) Net investment income (loss) allocated based on average shares method.
(b) Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the effect of taxes a shareholder would pay on fund distributions or the redemption of fund shares, sales charges, or contingent deferred sales charges, if applicable.
(c) Annualized.
(d) Not annualized.

Calamos Market Neutral Income Fund
Schedule of Investments April 30, 2026 (unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (36.0%)
Communication Services (2.5%)
AST SpaceMobile, Inc.*
3,905,000 2.375%, 10/15/32 $ 5,449,232
10,000,000 2.250%, 04/15/36 9,300,100
15,036,000 2.000%, 01/15/36 15,220,492
2,500,000 Bandwidth, Inc.
0.500%, 04/01/28 2,277,800
7,500,000 IMAX Corp.*
0.750%, 11/15/30 8,400,450
37,190,000 JD.com, Inc.~
0.250%, 06/01/29 37,954,254
Live Nation Entertainment, Inc.
15,000,000 3.125%, 01/15/29^ 23,515,050
5,996,000 2.875%, 01/15/30^ 6,666,653
15,000,000 2.875%, 10/15/31* 15,565,800
Lyft, Inc.
6,000,000 0.625%, 03/01/29 6,291,240
20,000,000 0.000%, 09/15/30*^ 19,582,800
21,845,000 MakeMyTrip Ltd.*^
0.000%, 07/01/30 19,223,818
15,000,000 Match Group Financeco 2, Inc.*~
0.875%, 06/15/26 14,934,000
40,000,000 Match Group Financeco 3, Inc.*~
2.000%, 01/15/30 36,456,800
66,589,000 Sea Ltd.~
0.250%, 09/15/26 65,475,632
Snap, Inc.
8,952,000 0.500%, 05/01/30 7,573,482
8,000,000 0.125%, 03/01/28~ 7,336,240
10,383,000 Sphere Entertainment Co.~
3.500%, 12/01/28 42,118,639
25,000,000 Trip.com Group Ltd.^
0.750%, 06/15/29 26,883,500
27,000,000 Uber Technologies, Inc. Series
2028~
0.875%, 12/01/28 33,073,110
4,000,000 Weibo Corp.
1.375%, 12/01/30 4,269,680
15,000,000 Xiaomi Best Time International
Ltd.*
0.000%, 12/17/27 15,258,750
20,000,000 Ziff Davis, Inc.
1.750%, 11/01/26 19,725,000
442,552,522
Consumer Discretionary (5.7%)
175,000,000 Alibaba Group Holding Ltd.~
0.500%, 06/01/31 252,526,750
8,000,000 Cheesecake Factory, Inc.
2.000%, 03/15/30 8,851,440
7,000,000 Cracker Barrel Old Country Store,
Inc.*
1.750%, 09/15/30 5,662,930
75,000,000 DoorDash, Inc.*~
0.000%, 05/15/30 71,710,500
40,000,000 DraftKings Holdings, Inc.~
0.000%, 03/15/28 36,415,200
PRINCIPAL
AMOUNT a a VALUE a
Etsy, Inc.
15,000,000 1.000%, 06/15/30*^ $ 16,297,050
50,000,000 0.250%, 06/15/28~ 45,387,500
20,000,000 0.125%, 10/01/26~ 20,063,000
18,500,000 Farfetch Ltd.@
0.000%, 05/01/27 161,320
GameStop Corp.
20,000,000 0.000%, 04/01/30 21,510,200
90,000,000 0.000%, 06/15/32*^ 97,623,900
6,500,000 Groupon, Inc.*
6.250%, 03/15/27 6,565,715
5,000,000 LCI Industries
1.125%, 05/15/26 4,992,500
Lucid Group, Inc.*
15,000,000 7.000%, 11/01/31 8,562,600
55,000,000 5.000%, 04/01/30~ 27,081,450
4,000,000 Luminar Technologies, Inc.&*
0.000%, 12/15/26 60,000
10,000,000 Marriott Vacations Worldwide
Corp.^
3.250%, 12/15/27 9,728,700
35,972,000 NCL Corp. Ltd.*~
0.750%, 09/15/30 33,729,506
NIO, Inc.
15,000,000 4.625%, 10/15/30 15,759,750
25,000,000 3.875%, 10/15/29~ 26,263,250
12,500,000 Peloton Interactive, Inc.
5.500%, 12/01/29 19,513,750
Rivian Automotive, Inc.
45,500,000 4.625%, 03/15/29^ 52,178,490
62,000,000 3.625%, 10/15/30~ 64,396,920
10,245,000 Shake Shack, Inc.~
0.000%, 03/01/28 10,070,015
25,833,000 Stride, Inc.~
1.125%, 09/01/27 48,870,094
Wayfair, Inc.
49,675,000 3.500%, 11/15/28~ 76,335,573
12,245,000 3.250%, 09/15/27 15,310,168
7,029,000 Wynn Macau Ltd.*
4.500%, 03/07/29 7,026,962
1,002,655,233
Consumer Staples (0.5%)
6,472,000 Beyond Meat, Inc.
7.000%, 10/15/30 5,501,006
14,808,000 Euronet Worldwide, Inc.*
0.625%, 10/01/30 13,383,470
11,000,000 Hertz Corp.*
5.500%, 10/01/30 9,494,540
10,000,000 Merit Medical Systems, Inc.
3.000%, 02/01/29 10,750,700
10,000,000 Oddity Finance LLC*
0.000%, 06/15/30 7,062,000
5,000,000 Oscar Health, Inc.*
2.250%, 09/01/30 5,575,450
15,000,000 Post Holdings, Inc.^
2.500%, 08/15/27 16,768,800
5,458,000 Revolution Medicines, Inc.
0.500%, 05/01/33 6,044,135

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Market Neutral Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
7,000,000 Spectrum Brands, Inc.
3.375%, 06/01/29 $ 7,166,740
81,746,841
Energy (0.8%)
9,000,000 Atlas Energy Solutions, Inc.*
0.500%, 04/15/31 12,523,950
15,000,000 Chesapeake Energy Corp.
0.000%, 09/15/26 1,500
12,500,000 Crescent Energy Co.*
2.750%, 03/15/31 14,442,375
10,000,000 Energy Fuels, Inc.*
0.750%, 11/01/31 13,251,900
4,500,000 Energy Vault Holdings, Inc.*
5.250%, 03/01/31 5,221,260
23,000,000 EUR Eni SpA Series ENI*
2.950%, 09/14/30 37,616,329
12,500,000 Eos Energy Enterprises, Inc.*
1.750%, 12/01/31 9,122,000
5,000,000 Golar LNG Ltd.*^
2.750%, 12/15/30 6,028,550
Liberty Energy, Inc.*
12,500,000 0.000%, 03/01/31 15,111,000
10,000,000 0.000%, 03/01/32 11,280,800
9,000,000 Northern Oil & Gas, Inc.^
3.625%, 04/15/29 9,576,840
4,000,000 Stem, Inc.*~
0.500%, 12/01/28 1,503,320
6,000,000 World Kinect Corp.
3.250%, 07/01/28 6,894,600
142,574,424
Financials (1.9%)
37,500,000 BofA Finance LLC~
0.600%, 05/25/27 42,229,125
10,000,000 Boston Properties LP*~
2.000%, 10/01/30 9,341,000
Coinbase Global, Inc.
45,468,000 0.250%, 04/01/30^ 43,928,453
40,000,000 0.000%, 10/01/29*~ 36,453,200
21,205,000 0.000%, 10/01/32*~ 17,925,859
4,750,000 Dave, Inc.*
0.000%, 04/01/31 5,889,810
11,000,000 Federal Realty OP LP*~
3.250%, 01/15/29 11,498,740
42,416,000 Global Payments, Inc.
1.500%, 03/01/31 38,138,346
100,000,000 HKD Happy Ever Holdings Ltd.*
0.500%, 07/16/30 13,137,951
75,000,000 HKD Link CB Ltd.*
4.500%, 12/12/27 9,733,865
20,000,000 Ping An Insurance Group Co. of
China Ltd.*
0.875%, 07/22/29 31,361,200
Rexford Industrial Realty LP*^
7,500,000 4.375%, 03/15/27 7,494,975
7,500,000 4.125%, 03/15/29 7,423,050
5,000,000 Starwood Property Trust, Inc.~
6.750%, 07/15/27 5,153,650
PRINCIPAL
AMOUNT a a VALUE a
15,060,000 Upstart Holdings, Inc.*
0.000%, 02/15/32 $ 11,345,602
15,000,000 Ventas Realty LP~
3.750%, 06/01/26 24,012,300
WisdomTree, Inc.
4,000,000 4.625%, 08/15/30* 4,743,080
5,000,000 4.500%, 10/01/31* 5,575,500
4,000,000 3.250%, 08/15/29 6,097,720
331,483,426
Health Care (2.5%)
12,401,000 Alnylam Pharmaceuticals, Inc.*~
0.000%, 09/15/28 11,488,534
10,000,000 Amphastar Pharmaceuticals, Inc.^
2.000%, 03/15/29 9,145,000
13,744,000 Arrowhead Pharmaceuticals, Inc.
0.000%, 01/15/32 15,666,648
Bridgebio Pharma, Inc.
5,000,000 2.250%, 02/01/29~ 5,563,600
7,500,000 0.750%, 02/01/33* 7,412,325
27,500,000 CONMED Corp.~
2.250%, 06/15/27 26,879,875
30,000,000 Dexcom, Inc.~
0.375%, 05/15/28 27,839,100
5,000,000 Envista Holdings Corp.
1.750%, 08/15/28 5,003,250
10,000,000 Haemonetics Corp.
2.500%, 06/01/29 9,677,700
Halozyme Therapeutics, Inc.
10,816,000 1.000%, 08/15/28^ 13,807,706
23,190,000 0.875%, 11/15/32* 22,877,399
23,190,000 0.000%, 02/15/31*^ 22,610,018
14,589,000 Hims & Hers Health, Inc.*
0.000%, 05/15/30 12,125,647
4,000,000 Indivior Pharmaceuticals, Inc.*
0.625%, 03/15/31 4,571,560
10,000,000 Innoviva, Inc.~
2.125%, 03/15/28 10,828,800
13,276,000 Integer Holdings Corp.
1.875%, 03/15/30 12,843,601
Ionis Pharmaceuticals, Inc.
12,366,000 1.750%, 06/15/28~ 18,439,314
17,238,000 0.000%, 12/01/30* 17,968,546
5,000,000 IRhythm Holdings, Inc.^
1.500%, 09/01/29 5,738,000
Jazz Investments I Ltd.^
32,500,000 3.125%, 09/15/30 48,522,825
15,000,000 2.000%, 06/15/26 19,438,650
5,000,000 Lantheus Holdings, Inc.~
2.625%, 12/15/27 6,366,150
5,000,000 Ligand Pharmaceuticals, Inc.*
0.750%, 10/01/30 6,719,850
6,500,000 Pacira BioSciences, Inc.
2.125%, 05/15/29 6,558,825
15,000,000 Sarepta Therapeutics, Inc.~
1.250%, 09/15/27 13,922,250
12,500,000 SmileDirectClub, Inc.&*@
0.000%, 02/01/26 2,250

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Market Neutral Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Tandem Diabetes Care, Inc.
8,550,000 Series 2024, 1.500%, 03/15/29 $ 8,715,443
5,195,000 0.000%, 03/15/32* 4,614,563
16,250,000 Teladoc Health, Inc.^
1.250%, 06/01/27 15,652,812
14,219,000 Tempus AI, Inc.*^
0.750%, 07/15/30 14,832,692
30,000,000 Zoetis, Inc.*~
0.250%, 06/15/29 29,688,000
435,520,933
Industrials (2.5%)
6,489,000 AeroVironment, Inc.
0.000%, 07/15/30 6,602,947
Bloom Energy Corp.~
11,000,000 3.000%, 06/01/28 165,182,270
35,000,000 0.000%, 11/15/30* 60,930,450
25,902,000 BWX Technologies, Inc.*
0.000%, 11/01/30 28,127,500
12,500,000 Fluor Corp.~
1.125%, 08/15/29 16,799,000
7,000,000 Granite Construction, Inc.~
3.750%, 05/15/28 20,939,030
JBT Marel Corp.
14,795,000 0.375%, 09/15/30* 14,033,649
20,000,000 0.250%, 05/15/26~ 19,968,600
7,500,000 Joby Aviation, Inc.
0.750%, 02/15/32 6,876,225
1,000,000,000 JPY Nikkon Holdings Co. Ltd.*
0.000%, 12/12/31 16,106,416
10,000,000 OSI Systems, Inc.*^
0.500%, 02/01/31 10,673,200
8,500,000 EUR Rheinmetall AG Series B*
2.250%, 02/07/30 43,717,225
7,000,000 Scorpio Tankers, Inc.*
1.750%, 04/15/31 7,854,140
10,000,000 Upwork, Inc.~
0.250%, 08/15/26 9,851,300
12,500,000 Voyager Technologies, Inc.*
0.750%, 11/15/30 14,245,500
441,907,452
Information Technology (13.5%)
10,000,000 Advanced Energy Industries, Inc.~
2.500%, 09/15/28 28,517,400
Akamai Technologies, Inc.~
65,000,000 1.125%, 02/15/29 72,395,700
28,500,000 0.375%, 09/01/27 31,712,805
23,422,000 0.250%, 05/15/33* 30,746,528
20,000,000 Alarm.com Holdings, Inc.~
2.250%, 06/01/29 18,834,800
14,956,000 Alkami Technology, Inc.
1.500%, 03/15/30 13,761,464
10,000,000 Avnet, Inc.*
1.750%, 09/01/30 13,095,900
33,444,000 Bill Holdings, Inc.
0.000%, 04/01/30 29,762,484
39,921,000 BlackLine, Inc.~
1.000%, 06/01/29 36,637,498
PRINCIPAL
AMOUNT a a VALUE a
Block, Inc.
20,000,000 0.250%, 11/01/27^ $ 18,875,600
41,000,000 0.000%, 05/01/26 40,982,780
11,951,000 Box, Inc.
1.500%, 09/15/29 11,263,818
5,000,000 Camtek Ltd.*~
0.000%, 09/15/30 9,557,350
20,000,000 Check Point Software Technologies
Ltd.*^
0.000%, 12/15/30 18,139,400
22,895,000 Cipher Digital, Inc.*^
0.000%, 10/01/31 31,807,108
7,500,000 Cleanspark, Inc.*
0.000%, 02/15/32 6,740,475
Cloudflare, Inc.
25,000,000 0.000%, 08/15/26~ 29,080,000
25,000,000 0.000%, 06/15/30*^ 28,802,750
25,000,000 Commvault Systems, Inc.*~
0.000%, 09/15/30 22,131,000
43,527,000 CoreWeave, Inc.*
1.750%, 10/01/32 52,489,645
29,963,000 CSG Systems International, Inc.~
3.875%, 09/15/28 36,583,924
15,000,000 Datadog, Inc.^
0.000%, 12/01/29 15,039,750
7,000,000 DigitalOcean Holdings, Inc.*^
0.000%, 08/15/30 18,054,540
16,000,000 Enphase Energy, Inc.^
0.000%, 03/01/28 14,516,640
22,086,000 Five9, Inc.
1.000%, 03/15/29 19,181,249
15,000,000 Guidewire Software, Inc.^
1.250%, 11/01/29 14,730,300
10,000,000 InterDigital, Inc.~
3.500%, 06/01/27 38,398,500
IREN Ltd.*
4,000,000 Series IREN, 3.500%, 12/15/29 14,133,680
40,000,000 0.250%, 06/01/32~ 44,012,400
10,770,000 0.000%, 07/01/31~ 9,328,436
Itron, Inc.
25,000,000 1.375%, 07/15/30^ 24,782,000
32,500,000 0.000%, 03/15/32*~ 30,544,150
8,000,000 Lenovo Group Ltd.*
2.500%, 08/26/29 11,269,840
Lumentum Holdings, Inc.
53,000 1.500%, 12/15/29 685,706
30,000,000 0.375%, 03/15/32*~ 146,250,900
MARA Holdings, Inc.
7,000,000 2.125%, 09/01/31 7,196,910
7,000,000 0.000%, 03/01/30 6,647,760
20,000,000 0.000%, 08/01/32* 18,281,200
Microchip Technology, Inc.
10,000,000 0.750%, 06/01/30 10,904,600
32,000,000 0.000%, 02/15/30* 36,620,160
Mirion Technologies, Inc.*
4,000,000 0.250%, 06/01/30^ 4,512,640
7,500,000 0.000%, 10/01/31 7,420,200
15,000,000 MKS, Inc.^
1.250%, 06/01/30 29,334,000

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Market Neutral Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Nebius Group NV*
40,048,000 2.750%, 09/15/32~ $ 50,844,540
20,000,000 2.625%, 03/15/33^ 22,072,800
10,337,000 1.250%, 03/15/31 11,493,504
16,605,000 1.000%, 09/15/30 21,527,386
10,000,000 Nova Ltd.*
0.000%, 09/15/30 17,231,200
Nutanix, Inc.
45,903,000 0.500%, 12/15/29 42,334,960
8,960,000 0.250%, 10/01/27^ 9,415,795
ON Semiconductor Corp.~
50,000,000 0.500%, 03/01/29 60,887,500
25,000,000 0.000%, 05/01/27 48,058,500
17,466,000 PagerDuty, Inc.
1.500%, 10/15/28 15,930,913
8,000,000 Pitney Bowes, Inc.*
1.500%, 08/15/30 9,848,720
10,000,000 Rapid7, Inc.
1.250%, 03/15/29 8,167,800
25,404,000 Rubrik, Inc.*
0.000%, 06/15/30 22,814,824
5,000,000 Semtech Corp.*
0.000%, 10/15/30 6,642,350
Snowflake, Inc.
20,000,000 0.000%, 10/01/27~ 22,747,000
47,500,000 0.000%, 10/01/29 55,188,825
Strategy, Inc.
42,500,000 2.250%, 06/15/32~ 51,681,275
22,500,000 0.875%, 03/15/31 24,945,300
26,000,000 0.625%, 03/15/30 35,630,400
82,000,000 0.000%, 12/01/29^ 70,891,460
Super Micro Computer, Inc.^
55,000,000 3.500%, 03/01/29 48,090,350
40,000,000 0.000%, 06/15/30* 32,348,800
7,000,000 Synaptics, Inc.
0.750%, 12/01/31 8,627,010
Terawulf, Inc.*
8,123,000 1.000%, 09/01/31^ 15,681,776
10,000,000 0.000%, 05/01/32 13,599,100
2,373,000 Unity Software, Inc.^
0.000%, 03/15/30 2,576,864
5,000,000 Vertex, Inc.
0.750%, 05/01/29 4,442,750
10,000,000 Vishay Intertechnology, Inc.
2.250%, 09/15/30 12,186,000
40,000,000 Western Digital Corp.~
3.000%, 11/15/28 458,321,200
30,000,000 Wix.com Ltd.*
0.000%, 09/15/30 24,135,900
Workiva, Inc.
17,862,000 1.250%, 08/15/28 16,633,988
7,516,000 1.125%, 08/15/26 7,438,585
15,000,000 Xerox Holdings Corp.
3.750%, 03/15/30 4,004,400
25,000,000 Zscaler, Inc.*
0.000%, 07/15/28 22,742,500
2,382,948,265
PRINCIPAL
AMOUNT a a VALUE a
Materials (0.4%)
15,000,000 Amyris, Inc.@
0.000%, 11/15/26 $ 64,200
15,000,000 Centrus Energy Corp.*~
0.000%, 08/15/32 17,835,450
4,071,000 First Majestic Silver Corp.*
0.125%, 01/15/31 4,980,380
10,000,000 MP Materials Corp.*~
3.000%, 03/01/30 31,815,300
10,000,000 Stillwater Mining Co.*
4.250%, 11/28/28 23,048,300
77,743,630
Other (0.3%)
30,000,000 CoreWeave, Inc.*~
1.750%, 12/01/31 39,057,900
15,000,000 Ramaco Resources, Inc.
0.000%, 11/01/31 11,611,650
8,000,000 Sunnova Energy Corp.
0.000%, 02/15/28 32,560
50,702,110
Real Estate (0.5%)
12,467,000 Compass, Inc.*^
0.250%, 04/15/31 11,017,337
11,254,000 Digital Realty Trust LP*
1.875%, 11/15/29 12,636,892
10,000,000 Realty Income Corp.*
3.500%, 01/15/29 10,399,700
Welltower OP LLC*
9,082,000 3.125%, 07/15/29 15,648,377
20,000,000 2.750%, 05/15/28^ 45,631,800
95,334,106
Utilities (4.9%)
15,000,000 Alliant Energy Corp.*
3.250%, 05/30/28 16,074,900
50,000,000 American Water Capital Corp.^
3.625%, 06/15/26 49,880,500
CenterPoint Energy, Inc.
25,000,000 4.250%, 08/15/26~ 29,910,500
25,000,000 3.000%, 08/01/28*^ 26,527,500
26,000,000 2.875%, 05/15/29*^ 26,216,060
CMS Energy Corp.
15,040,000 3.375%, 05/01/28^ 16,835,475
15,000,000 3.125%, 05/01/31* 15,355,050
65,208,000 Duke Energy Corp.*^
3.000%, 03/15/29 65,389,930
60,000,000 Evergy, Inc.^
4.500%, 12/15/27 81,842,400
30,000,000 Exelon Corp.*^
3.250%, 03/15/29 30,396,600
55,000,000 FirstEnergy Corp.*~
3.875%, 01/15/31 61,101,150
40,000,000 NextEra Energy Capital Holdings,
Inc.~
3.000%, 03/01/27 58,008,400
Ormat Technologies, Inc.*
7,000,000 Series A, 1.500%, 03/15/31^ 7,412,720

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Market Neutral Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
2,500,000 Series B, 0.000%, 03/15/31 $ 2,641,625
12,752,000 PG&E Corp.^
4.250%, 12/01/27 13,083,552
20,000,000 Pinnacle West Capital Corp.^
4.750%, 06/15/27 23,358,000
PPL Capital Funding, Inc.~
30,000,000 3.000%, 12/01/30* 31,044,300
42,922,000 2.875%, 03/15/28 49,517,395
65,932,000 Southern Co.*
3.250%, 06/15/28 67,205,806
24,919,000 TXNM Energy, Inc.
5.750%, 06/01/54 33,673,792
20,000,000 UGI Corp.^
5.000%, 06/01/28 28,100,000
WEC Energy Group, Inc.
35,000,000 4.375%, 06/01/27^ 42,914,200
40,000,000 4.375%, 06/01/29~ 49,754,000
35,000,000 3.375%, 06/01/28*~ 36,657,600
862,901,455
TOTAL CONVERTIBLE BONDS
(Cost $5,165,015,176)
6,348,070,397
CORPORATE BONDS (0.1%)
Consumer Discretionary (0.0%)
5,000,000 AutoZone, Inc.~
5.050%, 07/15/26 5,006,700
Financials (0.0%)
5,000,000 PayPal Holdings, Inc.^
2.650%, 10/01/26 4,971,100
Information Technology (0.1%)
3,500,000 Broadridge Financial Solutions,
Inc.~
3.400%, 06/27/26 3,495,625
6,200,329 LivePerson, Inc.*
10.000%, 12/15/29 3,968,210
4,088,481 Wolfspeed, Inc.
7.000%, 06/15/31 3,342,456
10,806,291
TOTAL CORPORATE BONDS
(Cost $31,582,864)
20,784,091
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (62.6%)
Communication Services (7.2%)
889,670 Alphabet, Inc. - Class A~ 342,345,016
923,941 Alphabet, Inc. - Class C~ 352,890,026
191,401 AST SpaceMobile, Inc.#^ 14,144,534
967,269 AT&T, Inc. 25,274,739
792,992 Comcast Corp. - Class A 21,442,504
286,928 Electronic Arts, Inc. 58,065,619
NUMBER OF
SHARES b b VALUE b
143,339 Fox Corp. - Class A^ $ 9,100,593
371,624 Meta Platforms, Inc. - Class A~ 227,400,442
797,914 Netflix, Inc.# 74,692,729
127,732 T-Mobile U.S., Inc. 24,971,606
149,874 Trade Desk, Inc. - Class A# 3,535,528
738,139 Verizon Communications, Inc.~ 35,452,816
358,024 Walt Disney Co.~ 37,144,990
1,397,567 Warner Bros Discovery, Inc.# 37,804,187
1,264,265,329
Consumer Discretionary (6.0%)
1,653,709 Amazon.com, Inc.#~ 438,332,108
825,000 Andretti Acquisition Corp. II - Class
A# 8,811,000
136,614 Aptiv PLC# 8,232,360
166,150 Booking Holdings, Inc.~ 27,973,014
572,793 Carnival Corp. 15,184,742
422,047 Chipotle Mexican Grill, Inc.# 14,345,377
50,672 Darden Restaurants, Inc.^ 10,162,776
55,013 DoorDash, Inc. - Class A# 9,277,942
153,937 DR Horton, Inc.~ 23,684,747
144,354 eBay, Inc. 14,937,752
736,985 Ford Motor Co.~ 8,902,779
276,692 General Motors Co. 21,274,848
191,638 Home Depot, Inc.~ 63,010,574
164,666 Las Vegas Sands Corp. 8,992,410
155,035 Lowe's Cos., Inc.~ 37,020,808
375,000 Lucid Group, Inc.#^ 2,388,750
35,213 Lululemon Athletica, Inc.# 4,848,830
122,425 McDonald's Corp.~ 35,942,756
778 MKDWELL Tech, Inc.# 5,430
26,250 Next.e.GO NV# 3
259,742 NIKE, Inc. - Class B~ 11,522,155
393,795 Norwegian Cruise Line Holdings
Ltd.^ 7,159,193
232,120 O'Reilly Automotive, Inc.# 23,072,728
87,501 Ross Stores, Inc.~ 19,931,853
41,996 Royal Caribbean Cruises Ltd.^ 11,076,865
212,514 Starbucks Corp.~ 22,384,100
473,011 Tesla, Inc.#~ 180,515,188
240,474 TJX Cos., Inc.~ 37,694,299
197,241 Vine Hill Capital Investment Corp.
II# 1,976,355
1,068,661,742
Consumer Staples (3.4%)
144,895 Archer-Daniels-Midland Co.~ 10,800,473
3,400,000 Beyond Meat, Inc.#^ 3,345,940
65,364 Boston Beer Co., Inc. - Class A# 15,493,883
93,118 Church & Dwight Co., Inc. 9,038,033
617,841 Coca-Cola Co. 48,661,157
143,575 Colgate-Palmolive Co.~ 12,255,562
71,968 Constellation Brands, Inc. - Class
A^ 11,268,749
57,020 Costco Wholesale Corp.~ 57,848,501

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Market Neutral Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
43,953 Dollar General Corp.~ $ 5,093,274
79,396 Dollar Tree, Inc.#^ 7,710,146
54,629 Estee Lauder Cos., Inc. - Class A 4,190,591
157,041 General Mills, Inc.^ 5,545,118
3,351,000 Kenvue, Inc. 58,743,030
86,268 Kimberly-Clark Corp.^ 8,491,359
206,784 Kroger Co. 14,075,787
407,257 Mondelez International, Inc. - Class
A 25,021,870
179,284 Monster Beverage Corp.# 13,817,418
189,980 PepsiCo, Inc.~ 30,109,930
340,322 Philip Morris International, Inc.~ 56,176,952
334,242 Procter & Gamble Co.~ 49,163,656
155,361 Sysco Corp. 11,607,020
96,138 Target Corp.~ 12,473,905
948,391 Walmart, Inc.~ 125,121,225
596,053,579
Energy (2.2%)
497,662 Chevron Corp.~ 96,203,041
237,224 ConocoPhillips~ 29,838,035
71,001 EOG Resources, Inc.~ 9,980,611
752,127 Exxon Mobil Corp.~ 116,075,760
491,384 Kinder Morgan, Inc. 16,151,792
148,517 Marathon Petroleum Corp. 36,875,286
152,506 Occidental Petroleum Corp. 9,238,814
98,503 ONEOK, Inc.^ 9,107,587
69,137 Phillips 66~ 12,385,894
219,172 SLB Ltd.^ 12,466,503
66,887 Valero Energy Corp.~ 16,894,318
247,935 Williams Cos., Inc. 18,919,920
384,137,561
Financials (7.6%)
213,890 Abony Acquisition Corp. I# 2,133,553
122,136 Aflac, Inc.~ 13,883,199
100,000 Aldabra 4 Liquidity Opportunity
Vehicle, Inc.# 1,003,000
95,286 Allstate Corp.~ 20,701,836
109,055 American Express Co.~ 35,230,218
47,746 Ameriprise Financial, Inc. 22,669,323
124,000 Archimedes Tech SPAC Partners
III Co.# 1,240,620
85,177 Arthur J Gallagher & Co. 17,580,533
71,615 Assurant, Inc.~ 16,920,476
75,000 Averin Capital Acquisition Corp.# 753,000
1,572,690 Bank of America Corp.~ 84,076,007
177,817 Bank of New York Mellon Corp. 23,893,270
257,056 Berkshire Hathaway, Inc. - Class
B#~ 121,741,722
18,449 BlackRock, Inc. 19,659,254
93,682 Blackstone, Inc. 11,764,586
391,771 Brighthouse Financial, Inc.# 24,391,662
109,990 Capital One Financial Corp. 21,041,087
84,667 Cboe Global Markets, Inc.^ 25,407,720
NUMBER OF
SHARES b b VALUE b
334,174 Charles Schwab Corp.~ $ 30,623,705
109,781 Chubb Ltd.~ 35,898,387
269,474 Citigroup, Inc.~ 34,487,283
38,370 CME Group, Inc. 11,043,653
34,676 Coinbase Global, Inc. - Class A^ 6,511,112
197,352 Colombier Acquisition Corp. III# 2,003,123
75,000 Columbus Circle Capital Corp. II# 753,000
175,000 D Boral Acquisition I Corp.# 1,764,875
113,201 Fiserv, Inc.# 7,092,043
64,164 Global Payments, Inc. 4,617,241
103,431 Goldman Sachs Group, Inc.~ 95,546,455
148,010 HCM IV Acquisition Corp.# 1,488,981
150,000 Hennessy Capital Investment Corp.
VIII# 1,502,250
404,397 Huntington Bancshares, Inc. 6,777,694
900,000 Idea Acquisition Corp.# 8,964,000
42,775 Jack Henry & Associates, Inc.^ 6,576,656
467,843 JPMorgan Chase & Co.~ 146,542,463
295,998 KRAKacquisition Corp.# 2,971,820
248,000 Lafayette Digital Acquisition Corp.
I# 2,413,040
98,437 Legato Merger Corp. IV# 986,831
98,670 M Evo Global Acquisition Corp. II# 990,647
47,462 M&T Bank Corp.^ 10,376,617
131,672 Marsh & McLennan Cos., Inc. 22,082,711
162,003 Mastercard, Inc. - Class A~ 81,474,549
143,464 MetLife, Inc.~ 11,491,466
242,197 Morgan Stanley~ 46,160,326
783,000 Mountain Lake Acquisition Corp. II# 8,041,410
103,525 Muzero Acquisition Corp.# 1,036,803
76,022 Northern Trust Corp. 12,645,499
129,599 PayPal Holdings, Inc. 6,498,094
128,835 ProCap Acquisition Corp. - Class A# 1,316,694
148,010 Proem Acquisition Corp. I# 1,478,620
57,132 Prudential Financial, Inc.~ 5,605,221
300,000 RF Acquisition Corp. III# 2,982,000
49,592 S&P Global, Inc. 21,385,558
500,000 Soren Acquisition Corp.# 4,985,000
147,999 Space Asset Acquisition Corp.# 1,540,670
15,000 SPACSphere Acquisition Corp.# 154,275
110,000 Spartacus Acquisition Corp. II# 1,116,500
71,800 State Street Corp.~ 10,973,912
63,681 Travelers Cos., Inc.~ 19,431,620
145,195 U.S. Bancorp 8,226,749
347,830 Visa, Inc. - Class A~ 114,728,247
903,012 Wells Fargo & Co.~ 74,254,677
140,000 White Pearl Acquisition Corp.# 1,426,600
149,843 X3 Acquisition Corp. Ltd.# 1,498,430
676,855 Xsolla SPAC 1# 6,755,013
1,351,313,586
Health Care (5.4%)
247,058 Abbott Laboratories 22,430,396
309,907 AbbVie, Inc.~ 65,489,547

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Market Neutral Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
163,570 Agilent Technologies, Inc. $ 18,900,514
69,469 Amgen, Inc.~ 24,053,641
182,829 Baxter International, Inc.^ 3,214,134
59,376 Becton Dickinson & Co. 8,849,399
35,527 Biogen, Inc.#~ 6,724,551
556,803 Boston Scientific Corp.# 32,077,421
112,493 Centene Corp.# 6,039,749
47,871 Cigna Group 13,910,355
211,462 CVS Health Corp.~ 17,612,670
143,505 Danaher Corp.~ 25,680,220
97,019 Dexcom, Inc.# 5,777,481
162,372 Edwards Lifesciences Corp.#~ 13,558,062
146,350 Eli Lilly & Co.~ 136,778,710
61,323 GE HealthCare Technologies, Inc. 3,730,891
224,605 Gilead Sciences, Inc. 29,387,318
48,373 HCA Healthcare, Inc. 21,015,650
29,340 Humana, Inc. 6,937,150
80,881 Intuitive Surgical, Inc.# 37,011,954
49,266 IQVIA Holdings, Inc.# 7,802,256
359,204 Johnson & Johnson~ 82,563,039
43,515 Labcorp Holdings, Inc. 11,174,652
30,485 McKesson Corp. 24,851,372
258,579 Medtronic PLC 20,937,142
489,358 Merck & Co., Inc.~ 53,428,106
91,863 Penumbra, Inc.# 29,991,432
1,770,668 Pfizer, Inc.~ 47,276,836
11,793 Regeneron Pharmaceuticals, Inc.~ 8,338,359
17,893 Solventum Corp.# 1,205,272
42,058 Stryker Corp.~ 13,253,738
84,277 Thermo Fisher Scientific, Inc.~ 40,365,312
180,152 UnitedHealth Group, Inc.~ 66,742,713
43,937 Vertex Pharmaceuticals, Inc.# 18,777,795
8,036 Waters Corp.# 2,484,972
45,478 Zimmer Biomet Holdings, Inc.^ 3,748,752
116,397 Zoetis, Inc. 13,382,163
945,503,724
Industrials (5.7%)
71,578 3M Co. 10,487,609
50,250 Allegion PLC 6,908,370
95,826 Automatic Data Processing, Inc. 20,309,362
127,931 Boeing Co.#~ 29,300,037
275,707 Carrier Global Corp. 18,519,239
95,505 Caterpillar, Inc.~ 85,009,956
96,775 Chart Industries, Inc.# 20,119,522
722,651 CSX Corp.~ 32,830,035
49,650 Deere & Co. 29,287,045
73,110 Eaton Corp. PLC 31,657,361
193,778 Emerson Electric Co.~ 27,214,182
45,993 GE Vernova, Inc. 49,831,576
52,851 Generac Holdings, Inc.# 13,700,565
42,589 General Dynamics Corp. 14,663,393
183,970 General Electric Co.~ 53,338,422
161,227 Honeywell International, Inc. 34,555,783
NUMBER OF
SHARES b b VALUE b
8,280 Hubbell, Inc.^ $ 4,207,648
60,762 Illinois Tool Works, Inc.~ 15,677,204
166,833 Johnson Controls International PLC 24,362,623
64,147 L3Harris Technologies, Inc. 20,562,321
34,820 Lockheed Martin Corp. 18,035,715
143,496 Masco Corp. 10,305,883
242,722 Norfolk Southern Corp. 76,658,889
34,609 Northrop Grumman Corp. 20,055,223
64,127 Otis Worldwide Corp. 4,994,211
151,336 PACCAR, Inc. 17,978,717
89,936 Paychex, Inc. 8,330,772
163,064 Pentair PLC^ 13,160,895
59,234 Quanta Services, Inc. 43,108,728
344,218 RTX Corp.~ 60,606,375
318,032 Southwest Airlines Co.~ 12,059,773
454,568 Uber Technologies, Inc. 33,915,318
139,683 Union Pacific Corp.~ 37,641,775
174,930 United Airlines Holdings, Inc.# 15,743,700
115,675 United Parcel Service, Inc. - Class B 12,585,440
21,977 United Rentals, Inc. 21,094,404
47,833 Veralto Corp. 4,218,871
56,567 Verisk Analytics, Inc. 10,436,046
15,000 Voyager Technologies, Inc. - Class
A^ 396,150
108,080 Waste Management, Inc. 25,134,004
79,580 Xylem, Inc. 9,403,173
998,406,315
Information Technology (20.9%)
95,337 Accenture PLC - Class A~ 17,037,675
74,586 Adobe, Inc.# 18,355,615
340,348 Advanced Micro Devices, Inc.#~ 120,649,963
294,644 Amphenol Corp. - Class A~ 43,392,222
100,505 Analog Devices, Inc. 40,429,141
2,518,341 Apple, Inc.~ 683,351,830
154,387 Applied Materials, Inc.~ 60,904,128
39,163 AppLovin Corp. - Class A# 17,480,405
165,451 Arista Networks, Inc.# 28,575,042
43,264 Autodesk, Inc.# 10,253,568
133,042 Blackbaud, Inc.# 4,945,171
802,181 Broadcom, Inc.~ 334,854,415
862,281 Cisco Systems, Inc.~ 78,898,711
1,334,967 Clearwater Analytics Holdings, Inc.
- Class A# 32,306,201
124,613 Cognizant Technology Solutions
Corp. - Class A~ 6,592,028
10,000 CoreWeave, Inc. - Class A#^ 1,116,000
55,483 Crowdstrike Holdings, Inc. - Class
A# 24,731,547
72,325 Datadog, Inc. - Class A# 9,560,642
75,000 Fusemachines, Inc.# 128,250
42,081 Gartner, Inc.#^ 6,248,608
242,495 HP, Inc.^ 5,058,446
705,017 Intel Corp.#~ 66,610,006

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Market Neutral Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
115,193 International Business Machines
Corp. $ 26,607,279
62,922 Intuit, Inc.~ 24,445,197
54,931 Keysight Technologies, Inc.# 19,220,906
179,444 Lam Research Corp. 46,271,430
11,805 Lumentum Holdings, Inc. 10,651,888
222,217 Micron Technology, Inc.~ 114,921,744
1,278,131 Microsoft Corp.~ 521,196,259
69,185 NetApp, Inc. 7,663,622
4,251,212 NVIDIA Corp.~ 848,414,379
68,256 NXP Semiconductors NV 20,039,279
106,728 ON Semiconductor Corp.# 10,759,250
316,688 Oracle Corp.~ 51,110,276
384,986 Palantir Technologies, Inc. - Class
A#~ 53,555,402
154,523 Palo Alto Networks, Inc.# 27,709,064
62,380 PTC, Inc.#^ 8,502,394
73,109 Qnity Electronics, Inc. 10,283,512
207,450 QUALCOMM, Inc.~ 37,253,871
197,028 Salesforce, Inc.~ 34,781,353
22,099 Sandisk Corp.# 24,231,774
219,131 ServiceNow, Inc.# 19,351,459
97,284 Skyworks Solutions, Inc. 6,826,418
76,130 Super Micro Computer, Inc.#^ 2,085,962
55,668 Synopsys, Inc.# 26,865,377
62,447 TE Connectivity PLC 13,217,532
98,080 Teradyne, Inc. 33,687,538
147,438 Texas Instruments, Inc.~ 41,441,873
28,283 Tyler Technologies, Inc.# 9,648,463
48,606 Western Digital Corp.^ 21,120,279
338,411 Wolfspeed, Inc.#^ 9,993,277
36,450 Workday, Inc. - Class A# 4,461,480
3,697,798,151
Materials (1.0%)
57,135 Air Products & Chemicals, Inc.~ 17,143,357
46,581 Avery Dennison Corp. 7,636,023
162,375 Corteva, Inc. 13,153,999
146,218 DuPont de Nemours, Inc. 6,676,314
444,931 Freeport-McMoRan, Inc. 25,708,113
993,270 James Hardie Industries PLC# 20,848,737
124,818 Linde PLC~ 62,551,293
70,159 PPG Industries, Inc. 7,612,251
15,000 Ramaco Resources, Inc. - Class A#^ 222,750
42,023 Sherwin-Williams Co. 13,515,017
175,067,854
Other (0.2%)
197,792 American Drive Acquisition Co. -
Class C# 1,982,865
98,324 Churchill Capital Corp. XI# 1,014,704
197,406 D Boral ARC Acquisition I Corp.# 2,135,933
98,317 Daedalus Special Acquisition Corp.# 993,985
24,573 ITHAX Acquisition Corp. III# 245,730
500,000 Jackson Acquisition Co. II# 5,340,000
NUMBER OF
SHARES b b VALUE b
197,792 Launchpad Cadenza Acquisition
Corp. I# $ 1,984,843
73,670 Leapfrog Acquisition Corp.# 742,593
600,000 Live Oak Acquisition Corp. V# 6,990,000
980,100 Mak Acquisition Corp.# 9,712,791
300,000 NewHold Investment Corp. III# 3,312,000
100,000 Safeguard Acquisition Corp.# 1,030,500
600,000 Stellar V Capital Corp.# 6,417,000
41,902,944
Real Estate (1.0%)
48,661 Alexandria Real Estate Equities, Inc. 1,971,257
67,143 American Tower Corp.~ 12,267,698
93,807 Camden Property Trust^ 9,851,611
129,207 Crown Castle, Inc. 11,470,998
72,985 Digital Realty Trust, Inc. 14,665,606
12,863 Equinix, Inc. 13,928,442
491,784 Healthpeak Properties, Inc.^ 7,952,147
58,011 Mid-America Apartment
Communities, Inc. 7,493,861
191,898 Prologis, Inc.~ 27,253,354
31,946 Public Storage^ 9,662,068
276,875 Realty Income Corp. 17,786,450
90,332 Regency Centers Corp. 7,032,346
140,536 UDR, Inc.^ 5,107,078
113,656 Welltower, Inc. 24,701,995
171,144,911
Special Purpose Acquisition Companies (0.6%)
68,913 Alchemy Investments Acquisition
Corp. 1# 824,889
300,000 Alussa Energy Acquisition Corp. II# 3,039,000
300,000 Apogee Acquisition Corp.# 3,016,500
345,000 ARC Group Acquisition I Corp.# 3,456,900
100,000 Axiom Intelligence Acquisition
Corp. 1# 1,058,500
24,591 Black Hawk Acquisition Corp. -
Class A# 290,174
123,189 Blue Acquisition Corp.# 1,315,043
300,000 Blue Water Acquisition Corp. IV# 3,032,970
9,819 Cantor Equity Partners V, Inc. - Class
A# 100,448
73,866 ChampionsGate Acquisition Corp.# 774,854
100,000 Chenghe Acquisition III Co.# 1,045,500
400,000 Collective Acquisition Corp. II# 3,980,000
196,912 EQV Ventures Acquisition Corp. II# 2,019,332
250,000 Everest Consolidator Acquisition
Corp.#‡‡‡ 2,880,000
24,640 FIGX Capital Acquisition Corp.# 256,133
247,477 Forefront Tech Holdings Acquisition
Corp.# 2,467,346
231,000 Four Leaf Acquisition Corp. - Class
A# 2,541,000
175,000 Future Money Acquisition Corp.# 1,751,750
496,419 FutureTech II Acquisition Corp. -
Class A# 5,966,956

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Market Neutral Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
100,000 Galata Acquisition Corp. II# $ 1,005,000
49,377 Globa Terra Acquisition Corp.# 512,533
700,000 Gores Holdings X, Inc.# 7,420,000
175,000 Harvard Ave Acquisition Corp.# 1,774,500
98,585 Highview Merger Corp.# 1,014,440
250,000 Indigo Acquisition Corp.# 2,585,000
27,329 Israel Acquisitions Corp. - Class A# 351,451
100,000 Keen Vision Acquisition Corp.# 1,238,000
125,000 LaFayette Acquisition Corp.# 1,264,375
123,208 Lightwave Acquisition Corp.# 1,257,954
24,606 M3-Brigade Acquisition VI Corp.# 250,243
74,250 Mak Acquisition Corp. - Class B# 663
275,000 Maywood Acquisition Corp. 2# 2,770,625
850,000 Mercer Park Opportunities Corp.# 9,137,500
125,000 Miluna Acquisition Corp.# 1,262,500
150,000 Mountain Crest Acquisition 6
Corp.# 1,497,000
55,000 Oak Woods Acquisition Corp. -
Class A# 671,000
24,642 Oxley Bridge Acquisition Ltd.# 258,125
123,093 Oyster Enterprises II Acquisition
Corp.# 1,402,645
9,856 Pioneer Acquisition I Corp.# 101,073
250,000 Plutonian Acquisition Corp. II# 2,507,500
500,000 Pono Capital Four, Inc.# 5,007,500
300,000 QDRO Acquisition Corp.# 2,980,500
14,770 Quetta Acquisition Corp.# 169,855
147,613 Range Capital Acquisition Corp. II# 1,507,129
750,000 Siddhi Acquisition Corp.# 7,980,000
500,000 Silverbox Corp. IV - Class A# 5,370,000
197,506 Solarius Capital Acquisition Corp.# 2,033,324
10,000 Trailblazer Acquisition Corp.# 102,300
375,000 Translational Development
Acquisition Corp.# 4,284,375
467,706 Vendome Acquisition Corp. I# 4,789,309
150,000 West Enclave Merger Corp.# 1,498,500
49,244 Wintergreen Acquisition Corp.# 634,755
114,456,969
Utilities (1.4%)
3,444,450 AES Corp.^ 49,772,302
135,218 American Electric Power Co., Inc. 18,539,740
105,113 Consolidated Edison, Inc. 11,719,048
282,963 Dominion Energy, Inc.~ 18,251,114
171,685 Duke Energy Corp.~ 22,241,792
82,522 Edison International 5,734,454
153,722 Entergy Corp. 18,125,361
326,525 Exelon Corp. 15,016,885
173,992 FirstEnergy Corp.^~ 8,268,100
283,731 NextEra Energy, Inc. 27,771,590
212,955 NiSource, Inc. 10,281,467
133,683 Public Service Enterprise Group,
Inc.~ 10,916,554
191,093 Southern Co. 18,478,693
NUMBER OF
SHARES b b VALUE b
152,952 Xcel Energy, Inc.^ $ 12,687,368
247,804,468
TOTAL COMMON STOCKS
(Cost $5,528,154,677)
11,056,517,133
CONVERTIBLE PREFERRED STOCKS (4.7%)
Financials (0.9%)
849,428
Apollo Global Management, Inc.~
6.750%, 07/31/26 55,832,902
975,000
ARES Management Corp.~
6.750%, 10/01/27 38,259,000
1,300,000
KKR & Co., Inc.^
6.250%, 03/01/28 57,694,000
151,785,902
Health Care (0.4%)
300,000
BrightSpring Health Services, Inc.~
6.750%, 02/01/27 47,412,000
100,000
Bruker Corp.#
6.375%, 09/01/28 29,317,000
76,729,000
Industrials (0.3%)
220,000
Boeing Co.^
6.000%, 10/15/27 15,884,000
500,000
QXO, Inc.
5.500%, 05/15/28 28,290,000
158,887
VSE Corp.#
5.750%, 02/01/29 7,343,757
51,517,757
Information Technology (1.6%)
1,050,000
Hewlett Packard Enterprise Co.~
7.625%, 09/01/27 80,451,000
1,000,000
Microchip Technology, Inc.
7.500%, 03/15/28 78,670,000
1,882,732
Oracle Corp.#
6.500%, 01/15/29 91,632,567
450,000
Shift4 Payments, Inc.
6.000%, 05/01/28 25,191,000
200,000
Strategy, Inc.^‡‡
8.000% 15,648,000
291,592,567
Materials (0.3%)
600,000
Albemarle Corp.~
7.250%, 03/01/27
46,764,000
Utilities (1.2%)
NextEra Energy, Inc.
500,000 7.234%, 11/01/27 26,935,000
500,000 7.299%, 06/01/27 29,520,000
927,433 7.375%, 02/15/29# 48,708,781
571,201
PG&E Corp.
6.000%, 12/01/27 24,024,714

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Market Neutral Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
550,000
PPL Corp.#
7.000%, 02/15/29 $ 27,742,000
900,000
Southern Co.#^
7.125%, 12/15/28 46,827,000
203,757,495
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $732,601,294)
822,146,721
EXCHANGE-TRADED FUND (1.4%)
Other (1.4%)
331,000
SPDR
®
S&P 500
®
ETF Trust
(Cost $220,440,843) 237,876,460
PRINCIPAL
AMOUNT a a VALUE a
INVESTMENT IN AFFILIATED FUND (1.9%)
Other (1.9%)
35,117,150
Calamos Short-Term Bond Fund
(Cost $350,000,000) 335,368,781
NUMBER OF
SHARES b b VALUE b
RIGHTS (0.0%)#
Consumer Staples (0.0%)
277,808
Mirati Therapeutics, Inc.#‡‡‡
(Expire 12/31/99) 277,808
Other (0.0%)
125,125
Akero Therapeutics, Inc.#‡‡‡
(Expire 12/31/99) 93,844
Special Purpose Acquisition Companies (0.0%)
4,918
Black Hawk Acquisition Corp.#
(Expire 06/20/25) 6,393
850,000
Mercer Park Opportunities Corp.#
(Expire 01/22/27) 17,000
55,000
Oak Woods Acquisition Corp.#
(Expire 12/31/49) 8,800
1,477
Quetta Acquisition Corp.#
(Expire 11/30/24) 1,758
33,951
TOTAL RIGHTS
(Cost $333,821)
405,603
NUMBER OF
SHARES b b VALUE b
WARRANTS (0.0%)#
Communication Services (0.0%)
200,000 PSQ Holdings, Inc.
07/19/28, Strike $11.50 $ 11,380
625,000 TNL Mediagene
12/05/29, Strike $11.50 5,750
17,130
Consumer Discretionary (0.0%)
22,968 Allurion Technologies, Inc.
08/01/30, Strike $8.10 566
412,500 Andretti Acquisition Corp. II
10/24/29, Strike $11.50 49,541
83,333 Carbon Revolution PLC
11/03/28, Strike $11.50 1,033
750,000 Classover Holdings, Inc.
04/07/30, Strike $11.50 11,250
25,000 ECARX Holdings, Inc.
12/21/27, Strike $11.50 1,155
75,000 flyExclusive, Inc.
05/28/28, Strike $11.50 18,375
250,000 FST Corp.
10/15/29, Strike $11.50 25
20,000 Grove Collaborative Holdings
06/16/27, Strike $11.50 187
35,000 Lanvin Group Holdings Ltd.
12/14/27, Strike $11.50 506
33,333 Lotus Technology, Inc.
02/23/29, Strike $11.50 2,000
140,000 MKDWELL Tech, Inc.
07/31/29, Strike $11.50 1,806
200,000 Nogin, Inc.
08/26/27, Strike $11.50 20
183,737 Scage Future
06/27/30, Strike $11.50 8,305
25,000 United Homes Group, Inc.
03/30/28, Strike $11.50 4,750
99,519
Consumer Staples (0.0%)
83,333 African Agriculture Holdings, Inc.
06/12/28, Strike $11.50 8
500,000 Psyence Biomedical Ltd.
01/25/29, Strike $11.50 14,900
14,908
Energy (0.0%)
250,000 AleAnna, Inc.
12/13/29, Strike $11.50 95,000
25,000 Crown Lng Holdings Ltd.
10/18/28, Strike $11.50 25
250,000 New Era Energy & Digital, Inc.
12/06/29, Strike $11.50 405,000
200,000 Vast Renewables Ltd.
07/01/28, Strike $11.50 100
87,500 Zeo Energy Corp.
03/14/29, Strike $11.50 4,594
504,719

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Market Neutral Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
Financials (0.0%)
187,500 Beneficient
03/14/28, Strike $11.50 $ 2,044
462,500 CoinShares PLC
03/31/31, Strike $11.50 541,125
100,000 Content Checked Holdings, Inc.
12/11/29, Strike $11.50 15,130
250,000 DigiAsia Corp.
04/02/29, Strike $11.50 25
412,500 Innventure, Inc.
10/02/29, Strike $11.50 825,000
1,383,324
Health Care (0.0%)
625,000 Abpro Holdings, Inc.
11/12/29, Strike $11.50 2,625
156,250 American Oncology Network, Inc.
09/20/28, Strike $11.50 131,250
500,000 Baird Medical Investment Holdings
Ltd.
10/02/29, Strike $11.50 38,000
100,000 Envoy Medical, Inc.
09/29/28, Strike $11.50 6,450
750,000 Holdco Nuvo Group DG Ltd.
05/01/29, Strike $11.50 375
146,040 LakeShore Biopharma Co. Ltd.
03/15/28, Strike $11.50 44
62,500 Ocean Biomedical, Inc.
07/19/26, Strike $11.50 31
200,000 OmniAb, Inc.
11/01/27, Strike $11.50 19,010
200,000 Prenetics Global Ltd.
05/17/27, Strike $8.91 3,000
425,000 QT Imaging Holdings, Inc.
12/31/28, Strike $11.50 118,150
350,000 Semnur Pharmaceuticals, Inc.
09/22/30, Strike $11.50 8,855
81,526 Spectral AI, Inc.
12/31/27, Strike $11.50 60,321
1,000,000 Tevogen Bio Holdings, Inc.
11/04/26, Strike $11.50 34,900
423,011
Industrials (0.0%)
289,507 Aeries Technology, Inc.
10/20/26, Strike $11.50 6,253
285,000 AERWINS Technologies, Inc.
06/16/26, Strike $11.50 29
50,000 AirJoule Technologies Corp.
03/15/29, Strike $11.50 30,005
1,000,000 Bitcoin Depot, Inc.
06/30/28, Strike $11.50 31,000
25,000 Bridger Aerospace Group Holdings,
Inc.
01/24/28, Strike $11.50 9,950
200,000 Electriq Power Holdings, Inc.
07/31/28, Strike $11.50 600
10,000  Falcon's Beyond Global, Inc.
10/06/28, Strike $11.50 23,000
NUMBER OF
SHARES b b VALUE b
250,000 Heramba Electric PLC
10/10/28, Strike $11.50 $ 1,425
300,000 LanzaTech Global, Inc.
12/31/28, Strike $11.50 4,590
75,000 MultiSensor AI Holdings, Inc.
12/19/28, Strike $11.50 2,250
625,000 Murano Global Investments PLC
03/30/29, Strike $11.50 25,000
166,666 Rain Enhancement Technologies
Holdco, Inc.
01/02/30, Strike $11.50 36,458
350,000 Semilux International Ltd.
02/06/29, Strike $1.00 35
250,000 Solidion Technology, Inc.
03/15/27, Strike $1.00 22,500
750,000 Southland Holdings, Inc.
02/14/28, Strike $11.50 20,025
42,500 SunPower, Inc.
07/31/28, Strike $11.50 10,625
750,000 Volato Group, Inc.
12/03/28, Strike $11.50 5,625
250,000 ZOOZ Strategy Ltd.
04/04/29, Strike $11.50 12,625
241,995
Information Technology (0.0%)
250,000 Airship AI Holdings, Inc.
12/26/28, Strike $11.50 150,000
350,000 Alpha Modus Holdings, Inc.
12/16/29, Strike $11.50 10,430
1,000,000 Blaize Holdings, Inc.
01/08/30, Strike $11.50 450,000
166,666 Brand Engagement Network, Inc.
03/14/29, Strike $11.50 38,317
1,000,000 CID Holdco, Inc.
11/17/26, Strike $11.50 16,100
375,000 Fusemachines, Inc.
10/22/30, Strike $11.50 43,875
450,000 Helport AI Ltd.
08/05/29, Strike $11.50 35,257
50,000 iLearningEngines Holdings, Inc.
04/16/29, Strike $11.50 5
6,250 Liminatus Pharma LLC
04/30/30, Strike $11.50 377
125,000 Nvni Group Ltd.
11/01/28, Strike $11.50 5,750
625,000 Roadzen, Inc.
11/30/28, Strike $11.50 125,000
350,000 Rubicon Technologies, Inc.
04/01/27, Strike $11.50 35
257,038 SCHMID Group NV
08/25/28, Strike $11.50 398,409
100,000 SMX Security Matters PLC
03/07/28, Strike $11.50 4,950
192,245 Spectaire Holdings, Inc.
10/17/28, Strike $11.50 827
250,000  SpringBig Holdings, Inc.
06/14/27, Strike $11.50 200

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Market Neutral Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
250,000 Syntec Optics Holdings, Inc.
11/08/28, Strike $11.50 $ 357,500
20,000 Veea, Inc.
09/17/29, Strike $11.50 1,200
313,928 Xerox Holdings Corp.^
02/14/28, Strike $11.50 57,888
500,000 Zapata Quantum, Inc.
03/23/28, Strike $11.50 1,100
1,697,220
Materials (0.0%)
1,179,322 Blue Gold Ltd.
06/25/30, Strike $11.50 412,645
126,666 Bolt Projects Holdings, Inc.
08/13/29, Strike $11.50 963
500,000 Lifezone Metals Ltd.
07/05/28, Strike $11.50 375,000
788,608
Other (0.0%)
525,800 Devvstream Corp.
10/28/26, Strike $1.00 53
490,050 Mak Acquisition Corp.
10/29/30, Strike $11.50 176,418
150,000 SharonAI Holdings, Inc.
12/16/30, Strike $11.50 8,580
200,000 Zoomcar Holdings, Inc.
07/01/28, Strike $11.50 1,360
186,411
Special Purpose Acquisition Companies (0.0%)
500,000 Aetherium Acquisition Corp.
01/03/29, Strike $11.50 50
25,000 Alchemy Investments Acquisition
Corp. 1
06/26/28, Strike $11.50 2,502
750,000 AltEnergy Acquisition Corp.
11/02/28, Strike $11.50 825
250,000 Athena Technology Acquisition
Corp. II
10/17/28, Strike $11.50 17,500
500,000 Aura FAT Projects Acquisition Corp.
06/02/27, Strike $11.50 14,400
33,333 BlueRiver Acquisition Corp.
01/04/26, Strike $11.50 7
250,000 byNordic Acquisition Corp.
02/09/27, Strike $11.50 14,512
375,000 Cactus Acquisition Corp. 1 Ltd.
10/29/26, Strike $11.50 11,250
400,000 Canna-Global Acquisition Corp.
02/09/28, Strike $11.50 40
500,000 Cartesian Growth Corp. II
07/12/28, Strike $11.50 67,500
12,500 CERo Therapeutics Holdings, Inc.
02/14/29, Strike $11.50 31
750,000  Chain Bridge I
12/31/28, Strike $11.50 1,125
NUMBER OF
SHARES b b VALUE b
300,286 Clean Energy Special Situations
Corp.
01/12/27, Strike $11.50 $ 30
166,666 Compass Digital Acquisition Corp.
10/15/28, Strike $11.50 17
92,316 Concord Acquisition Corp. II
12/31/28, Strike $11.50 923
6,666 Constellation Acquisition Corp. I
12/31/27, Strike $11.50 1,199
41,666 Corner Growth Acquisition Corp. 2
06/17/26, Strike $11.50 1,317
133,333 Crown PropTech Acquisitions
03/11/27, Strike $11.50 13
750,000 DP Cap Acquisition Corp. I
11/09/26, Strike $11.50 18,750
125,000 Energem Corp.
03/10/23, Strike $11.50 13
625,000 Everest Consolidator Acquisition
Corp.
07/19/28, Strike $11.50 12,562
8,600 Fold Holdings, Inc.
02/14/30, Strike $11.50 1,258
60,000 Four Leaf Acquisition Corp.
05/12/28, Strike $11.50 6
500,000 FutureTech II Acquisition Corp.
02/16/27, Strike $11.50 300
225,000 GCT Semiconductor Holding, Inc.
12/31/28, Strike $11.50 38,227
500,000 Genesis Growth Tech Acquisition
Corp.
05/19/28, Strike $11.50 90,000
925,000 GigCapital7 Corp.
09/11/29, Strike $11.50 627,150
500,000 Healthcare AI Acquisition Corp.
12/14/26, Strike $11.50 5,600
438,223 InFinT Acquisition Corp.
05/19/27, Strike $11.50 3,550
125,000 Integral Acquisition Corp. 1
12/14/28, Strike $11.50 1,875
154,135 Integrated Wellness Acquisition
Corp.
10/31/28, Strike $11.50 6,320
750,000 Investcorp Europe Acquisition
Corp. I
11/23/28, Strike $11.50 15,900
30,000 Israel Acquisitions Corp.
02/28/28, Strike $11.50 1,950
250,000 IX Acquisition Corp.
11/24/26, Strike $11.50 12,500
43,750 Jaws Mustang Acquisition Corp.
06/01/30, Strike $11.50 3,067
100,000 Keen Vision Acquisition Corp.
09/15/28, Strike $11.50 4,200
228,160 Marblegate Capital Corp.
04/07/30, Strike $11.50 32,171
850,000 Mercer Park Opportunities Corp.
08/29/29, Strike $11.50 21,250
675,350  Mountain & Co. I Acquisition Corp.
08/24/23, Strike $11.50 675

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Market Neutral Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
55,000 Oak Woods Acquisition Corp.
05/17/28, Strike $11.50 $ 880
625,000 Papaya Growth Opportunity Corp. I
12/31/28, Strike $11.50 31,312
500,000 Pearl Holdings Acquisition Corp.
12/15/26, Strike $11.50 10,050
500,000 Pinstripes Holdings, Inc.
09/30/28, Strike $11.50 1,500
250,000 Plum Acquisition Corp. III
03/31/28, Strike $11.50 50,000
50,000 Pyrophyte Acquisition Corp.
05/03/28, Strike $11.50 22,000
133,333 Ross Acquisition Corp. II
02/12/26, Strike $11.50 12,027
166,666 Silverbox Corp. IV
09/24/29, Strike $11.50 21,200
7,500 Slam Corp.
02/23/26, Strike $11.50 1
12,384 Spark I Acquisition Corp.
11/27/28, Strike $11.50 2,457
250,000 Spree Acquisition Corp. 1 Ltd.
12/22/28, Strike $11.50 7,175
333,333 Target Global Acquisition I Corp.
12/31/27, Strike $11.50 3,933
328,694 TLGY Acquisition Corp.
01/14/28, Strike $11.50 128,191
1,321,291
TOTAL WARRANTS
(Cost $4,478,095)
6,678,136
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.0%)#
Other (0.0%)
500
360,450,500
S&P 500
®
Index Put, 05/29/26,
Strike $6,000.00 205,000
8,000
5,767,208,000
S&P 500
®
Index Put, 05/29/26,
Strike $6,300.00 5,800,000
1,500
1,081,351,500
S&P 500
®
Index Put, 05/29/26,
Strike $6,400.00 1,357,500
7,362,500
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $31,362,730)
7,362,500
OVER THE COUNTER PURCHASED OPTIONS (0.3%)#
Communications (0.1%)
100
304,098,000,000
JPY CyberAgent, Inc. Call, 03/14/31,
Strike $91.31 12,932,219
130
127,522,200,000
JPY CyberAgent, Inc. Call, 09/08/28,
Strike $94.99 772,216
13,704,435
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
Consumer Discretionary (0.0%)
50
53,819,500,000
JPY ANA Holdings, Inc. Call, 11/16/29,
Strike $89.46 $ 799,698
100
106,636,000,000
JPY Daiwa House Industry Co. Ltd. Call,
12/08/28, Strike $86.09 1,907,570
90
96,875,100,000
JPY Daiwa House Industry Co. Ltd. Call,
11/16/29, Strike $88.81 1,479,323
100
1,957,500,000,000
JPY Daiwa House Industry Co. Ltd. Call,
12/17/27, Strike $92.68 628,383
4,814,974
Industrials (0.0%)
500,000,000
51,228,500,000
JPY Ibiden Co. Ltd. Call, 03/30/29,
Strike $94.87 508,487
150
153,685,500,000
JPY INFRONEER Holdings, Inc. Call,
03/30/29, Strike $93.88 1,492,861
50
52,597,000,000
JPY Nagoya Railroad Co. Ltd. Call,
12/14/28, Strike $94.85 565,839
100
101,984,000,000
JPY Nagoya Railroad Co. Ltd. Call,
09/14/28, Strike $95.37 1,065,395
80
83,358,400,000
JPY Park24 Co. Ltd. Call, 06/16/28,
Strike $95.68 638,054
4,270,636
Materials (0.2%)
100
105,194,000,000
JPY JFE Holdings, Inc Call, 12/14/28,
Strike $92.11 588,292
130
133,407,300,000
JPY Kansai Paint Co. Ltd Call,
03/08/29, Strike $94.43 1,306,788
50
9,140,000,000
JPY Kobe Steel Ltd. Call, 02/24/28,
Strike $92.03 406,561
300
401,784,000,000
JPY Kobe Steel Ltd. Call, 03/30/29,
Strike $92.59 9,664,420
200
252,502,000,000
JPY Kobe Steel Ltd. Call, 04/24/29,
Strike $96.74 4,853,975
150
157,791,000,000
JPY Nippon Steel Corp. Call, 12/14/28,
Strike $93.03 1,721,807
18,541,843
Other (0.0%)
340
348,353,800,000
JPY Rohm Co. Ltd. Call, 03/30/29,
Strike $94.46 3,256,771
Real Estate (0.0%)
70
72,938,600,000
JPY Relo Group, Inc. Call, 06/15/29,
Strike $93.29 821,456
TOTAL OVER THE COUNTER
PURCHASED OPTIONS
(Cost $20,125,610)
45,410,115

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Market Neutral Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.8%)
326,057,329
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.669%†***
(Cost $326,057,329) $ 326,057,329
TOTAL INVESTMENTS (108.8%)
(Cost $12,410,152,439)
$ 19,206,677,266
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.8%) (326,057,329)
LIABILITIES, LESS OTHER ASSETS (-7.0%)
(1,230,422,626)
NET ASSETS (100.0%) $ 17,650,197,311
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS SOLD SHORT  (-23.6%)
Communication Services (-0.5%)
(562,000) JPY CyberAgent, Inc. (4,481,856)
(120,500) IMAX Corp. (4,581,410)
(174,913) Live Nation Entertainment, Inc. (27,625,759)
(79,347) Match Group, Inc. (2,969,165)
(96,846) Snap, Inc.Class A, (587,855)
(288,500) Sphere Entertainment Co. (41,096,825)
(243,948) Weibo Corp. (2,051,603)
(83,394,473)
Consumer Discretionary (-2.9%)
(1,422,000) Alibaba Group Holding Ltd. (187,533,360)
(77,100) Cheesecake Factory, Inc. (4,847,277)
(44,000) Cracker Barrel Old Country Store,
Inc. (1,378,080)
(132,000) DoorDash, Inc.Class A, (22,261,800)
(154,559) Etsy, Inc. (9,944,326)
(2,485,500) GameStop Corp.Class A, (62,013,225)
(30,000) Groupon, Inc. (426,300)
(160,000) JD.com, Inc. (4,851,200)
(100) Lucid Group, Inc. (637)
(41,000) MakeMyTrip Ltd. (1,935,610)
(1,766,400) NIO, Inc. (11,287,296)
(539,930) Norwegian Cruise Line Holdings
Ltd. (9,815,927)
(2,243,129) Peloton Interactive, Inc.Class A, (12,225,053)
(3,735,800) Rivian Automotive, Inc.Class A, (61,267,120)
(19,200) Shake Shack, Inc.Class A, (1,967,232)
(462,355) Stride, Inc. (44,922,412)
(261,600) Trip.com Group Ltd. (14,181,336)
(1,069,854) Wayfair, Inc.Class A, (68,395,766)
(1,730,000) HKD Wynn Macau Ltd. (1,252,359)
(520,506,316)
Consumer Staples (-0.3%)
(371,748) Kimberly-Clark Corp. (36,591,156)
(22,600) Oddity Tech Ltd.Class A, (323,632)
NUMBER OF
SHARES b b VALUE b
(83,930) Post Holdings, Inc. $ (8,791,667)
(17,500) Spectrum Brands Holdings, Inc. (1,445,500)
(47,151,955)
Energy (-0.5%)
(51,709) Centrus Energy Corp.Class A, (10,908,530)
(580,000) Crescent Energy Co.Class A, (7,801,000)
(415,000) Energy Fuels, Inc. (8,980,600)
(1,103,594) EUR Eni SpA (31,085,586)
(58,000) Golar LNG Ltd. (3,189,420)
(480,500) Liberty Energy, Inc. (16,236,095)
(126,368) Northern Oil & Gas, Inc. (3,432,155)
(44,839) Scorpio Tankers, Inc. (3,646,756)
(146,467) World Kinect Corp. (3,950,215)
(89,230,357)
Financials (-1.1%)
(429,130) Apollo Global Management, Inc. (55,237,614)
(235,200) ARES Management Corp.Class A, (27,612,480)
(128,728) Coinbase Global, Inc.Class A, (24,171,257)
(13,800) Dave, Inc. (3,753,462)
(55,846) Euronet Worldwide, Inc. (4,042,133)
(398,000) KKR & Co., Inc. (41,527,320)
(136,700) Oscar Health, Inc.Class A, (2,523,482)
(3,501,000) HKD Ping An Insurance Group Co. of
China Ltd.Class H, (28,159,974)
(45,000) Starwood Property Trust, Inc. (826,200)
(105,000) Upstart Holdings, Inc. (3,315,900)
(527,572) WisdomTree, Inc. (8,968,724)
(200,138,546)
Health Care (-1.6%)
(4,500) Alnylam Pharmaceuticals, Inc. (1,392,705)
(30,580) Amphastar Pharmaceuticals, Inc. (671,537)
(117,000) Arrowhead Pharmaceuticals, Inc. (8,597,160)
(86,560) Bridgebio Pharma, Inc. (6,155,282)
(981,990) BrightSpring Health Services, Inc. (47,106,060)
(695,340) Bruker Corp. (25,525,931)
(35,257) Dexcom, Inc. (2,099,554)
(49,406) Envista Holdings Corp. (1,281,592)
(36,400) Haemonetics Corp. (2,187,276)
(500,224) Halozyme Therapeutics, Inc. (31,844,260)
(91,500) Hims & Hers Health, Inc. (2,486,055)
(59,766) Indivior Pharmaceuticals, Inc. (2,198,193)
(240,900) Innoviva, Inc. (5,538,291)
(42,733) Integer Holdings Corp. (3,782,298)
(326,580) Ionis Pharmaceuticals, Inc. (24,415,121)
(24,800) IRhythm Holdings, Inc. (3,203,168)
(237,783) Jazz Pharmaceuticals PLC (48,274,705)
(34,580) Lantheus Holdings, Inc. (2,926,160)
(21,200) Ligand Pharmaceuticals, Inc. (4,864,340)
(248,400) Merck & Co., Inc. (27,120,312)
(73,500) Merit Medical Systems, Inc. (5,011,230)
(87,198) Pacira BioSciences, Inc. (2,222,677)
(21,000) Revolution Medicines, Inc. (3,026,520)

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Market Neutral Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
(216,098) Tandem Diabetes Care, Inc. $ (4,219,313)
(107,000) Tempus AI, Inc.Class A, (5,936,360)
(97,336) Zoetis, Inc. (11,190,720)
(283,276,820)
Industrials (-2.9%)
(12,000) AeroVironment, Inc. (2,340,240)
(198,100) JPY ANA Holdings, Inc. (3,291,860)
(742,964) Bloom Energy Corp.Class A, (210,526,279)
(64,149) Boeing Co. (14,692,045)
(64,300) BWX Technologies, Inc. (13,913,877)
(127,015) CSG Systems International, Inc. (10,213,276)
(691,505) Energy Vault Holdings, Inc. (3,187,838)
(473,000) Eos Energy Enterprises, Inc. (3,169,100)
(205,733) Fluor Corp. (10,975,856)
(148,056) Granite Construction, Inc. (20,294,036)
(155,581) Hertz Global Holdings, Inc. (989,495)
(1,424,500) JPY INFRONEER Holdings, Inc. (19,394,601)
(36,493) JBT Marel Corp. (4,309,823)
(379,900) Joby Aviation, Inc. (3,491,281)
(695,270) Lyft, Inc.Class A, (9,838,070)
(320,400) JPY Nagoya Railroad Co. Ltd. (3,623,444)
(483,400) JPY Nikkon Holdings Co. Ltd. (15,694,946)
(78,700) JPY Park24 Co. Ltd. (918,933)
(399,185) Pitney Bowes, Inc. (6,171,400)
(1,204,150) QXO, Inc. (24,167,291)
(27,502) EUR Rheinmetall AG (43,762,124)
(261,400) Uber Technologies, Inc. (19,503,054)
(204,500) Union Pacific Corp. (55,108,660)
(36,382) Voyager Technologies, Inc.Class A, (960,849)
(31,000) VSE Corp. (5,322,080)
(505,860,458)
Information Technology (-9.2%)
(71,172) Advanced Energy Industries, Inc. (27,323,643)
(633,791) Akamai Technologies, Inc. (65,267,797)
(71,700) Alarm.com Holdings, Inc. (3,184,197)
(80,000) Amkor Technology, Inc. (5,580,000)
(77,100) Avnet, Inc. (6,361,521)
(60,700) Bill Holdings, Inc. (2,306,600)
(94,169) BlackLine, Inc. (2,942,781)
(105,289) Box, Inc.Class A, (2,547,994)
(42,700) Camtek Ltd. (8,194,984)
(29,360) Check Point Software Technologies
Ltd. (3,302,119)
(1,113,000) Cipher Digital, Inc. (19,744,620)
(273,400) Cleanspark, Inc. (3,425,702)
(155,803) Cloudflare, Inc.Class A, (31,934,941)
(42,500) Commvault Systems, Inc. (4,202,400)
(387,000) CoreWeave, Inc.Class A, (43,189,200)
(35,300) Datadog, Inc.Class A, (4,666,307)
(171,700) DigitalOcean Holdings, Inc. (16,557,031)
(21,000) Five9, Inc. (361,200)
(28,864) Guidewire Software, Inc. (3,994,489)
(2,614,789) Hewlett Packard Enterprise Co. (75,227,480)
NUMBER OF
SHARES b b VALUE b
(222,700) JPY Ibiden Co. Ltd. $ (19,175,344)
(129,041) InterDigital, Inc. (38,268,399)
(870,400) IREN Ltd. (39,611,904)
(280,824) Itron, Inc. (23,533,051)
(5,383,000) HKD Lenovo Group Ltd. (8,027,251)
(159,055) Lumentum Holdings, Inc. (143,518,508)
(1,040,000) MARA Holdings, Inc. (12,469,600)
(1,004,856) Microchip Technology, Inc. (93,361,171)
(304,700) Mirion Technologies, Inc. (6,017,825)
(90,100) MKS, Inc. (25,565,875)
(454,500) Nebius Group NV (62,825,535)
(27,500) Nova Ltd. (13,761,825)
(148,321) Nutanix, Inc.Class A, (6,064,846)
(793,200) ON Semiconductor Corp. (79,962,492)
(445,200) Oracle Corp. (71,850,828)
(19,288) OSI Systems, Inc. (5,534,113)
(455,800) JPY Rohm Co. Ltd. (9,893,063)
(93,000) Rubrik, Inc.Class A, (4,945,740)
(37,000) Semtech Corp. (3,886,850)
(53,051) Shift4 Payments, Inc.Class A, (2,349,098)
(278,858) Snowflake, Inc. (38,055,751)
(447,503) Strategy, Inc. (69,609,371)
(492,200) Super Micro Computer, Inc. (13,486,280)
(54,572) Synaptics, Inc. (5,107,393)
(1,001,000) Terawulf, Inc. (21,751,730)
(44,000) Unity Software, Inc. (1,162,480)
(65,900) Vertex, Inc.Class A, (815,183)
(192,721) Vishay Intertechnology, Inc. (5,583,127)
(1,059,800) Western Digital Corp. (460,504,296)
(24,191) Wix.com Ltd. (1,806,826)
(67,100) Workiva, Inc. (3,588,508)
(62,000) Xerox Holdings Corp. (139,500)
(1,600,000) HKD Xiaomi Corp.*Class B, (5,928,120)
(7,896) Zscaler, Inc. (1,031,849)
(1,629,508,738)
Materials (-0.7%)
(228,600) Albemarle Corp. (44,965,620)
(135,500) First Majestic Silver Corp. (2,670,705)
(128,100) JPY JFE Holdings, Inc. (1,403,286)
(233,000) JPY Kansai Paint Co. Ltd. (3,486,331)
(716,100) JPY Kobe Steel Ltd. (8,812,025)
(447,743) MP Materials Corp. (29,568,948)
(566,700) JPY Nippon Steel Corp. (2,071,620)
(305,000) Ramaco Resources, Inc.Class A, (4,529,250)
(1,778,500) Sibanye Stillwater Ltd. (21,377,570)
(118,885,355)
Real Estate (-0.7%)
(47,998) BXP, Inc. (2,805,963)
(452,000) Compass, Inc.Class A, (3,421,640)
(513,400) JPY Daiwa House Industry Co. Ltd. (15,701,569)
(32,000) Digital Realty Trust, Inc. (6,430,080)
(35,300) Federal Realty Investment Trust (3,914,770)

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Market Neutral Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
(1,389,000) HKD Henderson Land Development
Co. Ltd. $ (5,458,464)
(100,000) HKD Link REIT (500,479)
(33,800) Realty Income Corp. (2,171,312)
(79,000) JPY Relo Group, Inc. (987,784)
(19,500) Rexford Industrial Realty, Inc. (699,855)
(265,459) Ventas, Inc. (23,323,228)
(274,900) Welltower, Inc. (59,746,766)
(125,161,910)
Utilities (-3.2%)
(109,827) Alliant Energy Corp. (8,064,597)
(963,957) CenterPoint Energy, Inc. (42,076,723)
(197,000) CMS Energy Corp. (15,117,780)
(104,014) Duke Energy Corp. (13,475,014)
(888,050) Evergy, Inc. (73,566,062)
(155,000) Exelon Corp. (7,128,450)
(540,000) FirstEnergy Corp. (25,660,800)
(1,283,650) NextEra Energy, Inc. (125,643,662)
(35,400) Ormat Technologies, Inc. (4,067,460)
(1,189,800) PG&E Corp. (19,774,476)
(147,500) Pinnacle West Capital Corp. (15,298,700)
(1,691,571) PPL Corp. (63,332,418)
(587,409) Southern Co. (56,802,450)
(538,700) UGI Corp. (19,441,683)
(664,800) WEC Energy Group, Inc. (78,406,512)
(567,856,787)
TOTAL COMMON STOCKS SOLD
SHORT
(Proceeds $3,147,242,972) (4,170,971,715)
TOTAL SECURITIES SOLD SHORT
(Proceeds $3,147,242,972) (4,170,971,715)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-8.7%)#
Communication Services (-0.1%)
(2,395)
(17,699,050)
AST SpaceMobile, Inc. Call,
01/15/27, Strike $30.00 $ (11,274,463)
(800)
(5,912,000)
AST SpaceMobile, Inc. Call,
01/21/28, Strike $120.00 (2,130,000)
(1,500)
(11,085,000)
AST SpaceMobile, Inc. Call,
01/21/28, Strike $100.00 (4,560,000)
(17,964,463)
Consumer Discretionary (0.0%)
(5,000)
(3,185,000)
Lucid Group, Inc. Call, 08/21/26,
Strike $3.00 (67,500)
Information Technology (0.0%)
(2,000)
(5,480,000)
Super Micro Computer, Inc. Call,
08/21/26, Strike $50.00 (176,000)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
(592)
(1,748,176)
Wolfspeed, Inc. Call, 05/15/26,
Strike $20.00 $ (569,800)
(745,800)
Other (-8.6%)
(6,000)
(4,325,406,000)
S&P 500
®
Index Call, 05/29/26,
Strike $6,900.00 (220,320,000)
(6,000)
(4,325,406,000)
S&P 500
®
Index Call, 06/30/26,
Strike $5,500.00 (1,047,930,000)
(2,500)
(1,802,252,500)
S&P 500
®
Index Call, 06/30/26,
Strike $6,300.00 (242,250,000)
(4,000)
(17,712,000)
Shift4 Payments, Inc. Call,
12/18/26, Strike $50.00 (2,800,000)
(1,513,300,000)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $1,334,048,954) $ (1,532,077,763)
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $7,353,433,167.
^ Security, or portion of security, is on loan.
@ In default status and considered non-income producing.
& Illiquid security.
# Non-income producing security.
‡‡‡ Security fair valued using significant unobservable inputs and classified as a Level 3 security.
‡‡ Perpetual maturity.
† Represents investment of cash collateral received from securities on loan as of April 30, 2026.
*** The rate disclosed is the 7 day net yield as of April 30, 2026.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Market Neutral Income Fund
Schedule of Investments April 30, 2026 (unaudited)
Amounts relating to investments in affiliated funds at April 30, 2026, and from the period of November 1, 2025 through
April 30, 2026 are as follows:
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos Short-Term Bond Fund $ 337,826,981 $ — $ — $ 7,391,234 $ — ( $ 2,458,200) $ 335,368,781
FOREIGN CURRENCY ABBREVIATIONS
EUR European Monetary Unit
HKD Hong Kong Dollar
JPY Japanese Yen
ABBREVIATION
ADR American Depositary Receipt
OBFR Overnight Bank Funding Rate
SOFR Secured Overnight Financing Rate
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. The principal amount for such securities is shown in the respective foreign currency.
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
State Street Bank and Trust European Monetary Unit 5/21/26 6,097,000 $ 7,161,113 $ 97,776
State Street Bank and Trust European Monetary Unit 5/21/26 4,735,000 5,561,402 10,756
$ 108,532
COUNTERPARTY
SHORT
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
Bank of New York Mellon Japanese Yen 5/21/26 262,770,000 $ 1,680,434 $ (23,042)
Northern Trust Company European Monetary Unit 5/21/26 4,331,000 5,086,892 (18,149)
Northern Trust Company Japanese Yen 5/21/26 696,787,000 4,456,005 (77,866)
State Street Bank and Trust British Pound Sterling 5/21/26 8,569,000 11,660,069 (114,560)
State Street Bank and Trust European Monetary Unit 5/21/26 72,807,000 85,514,048 462,879
State Street Bank and Trust Japanese Yen 5/21/26 3,947,982,000 25,247,642 336,202
State Street Bank and Trust Japanese Yen 5/21/26 366,273,000 2,342,343 (37,013)
State Street Bank and Trust Singapore Dollar 5/21/26 27,656,000 21,752,897 165,661
$ 694,112
TOTAL RETURN SWAPS
COUNTERPARTY
UNDERLYING
REFERENCE
INSTRUMENT
FIXED RATE
(FUND PAYS)
FLOATING RATE
(FUND RECEIVES)
TERMINATION
DATE
PERIODIC
PAYMENT
FREQUENCY
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(PAID)/
RECEIVED
MARKET
VALUE
UNREALIZED
APPRECIATION
(DEPRECIATION)
Bank of America
NA
MOS Equity returns on
448,212 shares of
MOS
1 day USD
SOFR Plus
1.000% 04/01/30 Monthly $4,181,818 — $ 1,338,560 $ 1,338,560
Citibank NA IREN Ltd. Equity returns on
133,900 shares of
IREN Ltd.
1 day USD
SOFR Plus
3.280% 12/12/29 Monthly $5,767,073 — (319,072) (319,072)
Citibank NA Lucid Group, Inc. Equity returns on
728,750 shares of
Lucid Group, Inc.
1 day USD
SOFR Plus
1.000% 04/01/30 Monthly $6,799,238 — 2,172,404 2,172,404

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Market Neutral Income Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 8):
TOTAL RETURN SWAPS (continued)
COUNTERPARTY
UNDERLYING
REFERENCE
INSTRUMENT
FIXED RATE
(FUND PAYS)
FLOATING RATE
(FUND RECEIVES)
TERMINATION
DATE
PERIODIC
PAYMENT
FREQUENCY
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(PAID)/
RECEIVED
MARKET
VALUE
UNREALIZED
APPRECIATION
(DEPRECIATION)
Citibank NA Lucid Group, Inc. Equity returns on
576,570 shares of
Lucid Group, Inc.
1 day USD
SOFR Plus
1.000% 11/03/31 Monthly $5,327,507 — $ 1,662,484 $ 1,662,484
JPMorgan
Securities LLC
Atlas Energy
Solutions, Inc.
Equity returns on
423,900 shares
of Atlas Energy
Solutions, Inc.
1 day USD
OBFR Plus
1.000% 05/07/26 Monthly $4,730,724 — (2,626,147) (2,626,147)
JPMorgan
Securities LLC
Voyager
Technologies,
Inc.
Equity returns on
71,700 shares
of Voyager
Technologies, Inc.
1 day USD
OBFR Plus
1.000% 05/07/26 Monthly $1,956,693 — 67,444 67,444
JPMorgan
Securities LLC
Voyager
Technologies,
Inc.
Equity returns
on 214,500
shares of Voyager
Technologies, Inc.
1 day USD
OBFR Plus
1.000% 11/15/30 Monthly $6,415,695 — 757,335 757,335
Morgan Stanley
& Co. LLC
CoreWeave, Inc. Equity returns on
182,100 shares of
CoreWeave, Inc.
Fed Funds Rate
Plus 1.000% 05/18/26 Monthly $16,753,200 — (3,540,363) (3,540,363)
Morgan Stanley
& Co. LLC
Hertz Global
Holdings, Inc.
Equity returns on
612,653 shares
of Hertz Global
Holdings, Inc.
Fed Funds Rate
Plus 1.000% 10/05/28 Monthly $3,424,730 — (470,643) (470,643)
$— $ (957,998) $ (957,998)
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 255 $ — $ 6,348,070,397 $ — $ 6,348,070,397
Corporate Bonds 5 — 20,784,091 — 20,784,091
Common Stocks 378 10,851,349,861 202,287,272 2,880,000 11,056,517,133
Convertible Preferred Stocks 20 822,146,721 — — 822,146,721
Exchange-Traded Fund 1 237,876,460 — — 237,876,460
Investment in Affiliated Fund 1 335,368,781 — — 335,368,781
Rights 6 33,951 — 371,652 405,603
Warrants 138 4,361,562 2,316,574 — 6,678,136
Exchange-Traded Purchased Options 3 7,362,500 — — 7,362,500
Investment of Cash Collateral for Securities Loaned 1 — 326,057,329 — 326,057,329
Forward Foreign Currency Contracts 5 — 1,073,274 — 1,073,274
Total Return Swaps – — 5,998,227 — 5,998,227
Over the counter Purchased Options 19 — 45,410,115 — 45,410,115
Total $ 12,258,499,836 $ 6,951,997,279 $ 3,251,652 $ 19,213,748,767
Liabilities: — — — —
Common Stocks Sold Short 201 $ 4,170,971,715 $ — $ — $ 4,170,971,715
Exchange-Traded Written Options 11 1,532,077,763 — — 1,532,077,763
Forward Foreign Currency Contracts 5 — 270,630 — 270,630
Total Return Swaps – — 6,956,225 — 6,956,225
Total $ 5,703,049,478 $ 7,226,855 $ — $ 5,710,276,333

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Market Neutral Income Fund
Schedule of Investments April 30, 2026 (unaudited)
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended April 30, 2026:
Investments
in
Securities
Balance
as of
October 31,
2025
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation) Purchases
Sales
Proceeds
Transfers
into
Level 3
Transfers
out of
Level 3
Balance
as of
April 30,
2026
Net change in
Unrealized
Appreciation
(Depreciation) from
investments still held
as of April 30, 2026
Common
Stocks $ 14,462,500 $ — $ 2,071,928 $ (1,521,736) $ — $ (12,132,692) $ — $ — $ 2,880,000 $ —
Rights 277,808 — — 12,512 81,331 — — — 371,652 —
Total $14,740,308 $— $2,071,928 $(1,509,224) $81,331 $(12,132,692) $— $— $3,251,652 $—
As of April 30, 2026, Level 3 investments were valued by the Company using unadjusted pricing quotes obtained from dealers.

Calamos Hedged Equity Fund
Schedule of Investments April 30, 2026 (unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (102.3%)
Communication Services (11.4%)
76,472 Alphabet, Inc. - Class A~ $ 29,426,426
76,292 Alphabet, Inc. - Class C 29,138,966
76,679 AT&T, Inc. 2,003,622
66,186 Comcast Corp. - Class A 1,789,669
12,238 Fox Corp. - Class A^ 776,991
30,691 Meta Platforms, Inc. - Class A 18,780,130
63,274 Netflix, Inc.# 5,923,079
10,125 T-Mobile U.S., Inc. 1,979,438
63,172 Verizon Communications, Inc. 3,034,151
30,692 Walt Disney Co. 3,184,295
96,036,767
Consumer Discretionary (10.4%)
137,137 Amazon.com, Inc.#~ 36,349,533
10,828 Aptiv PLC# 652,495
13,654 Booking Holdings, Inc. 2,298,787
48,830 Carnival Corp. 1,294,483
32,764 Chipotle Mexican Grill, Inc.# 1,113,648
4,233 Darden Restaurants, Inc.^ 848,971
4,947 DoorDash, Inc. - Class A# 834,312
13,155 DR Horton, Inc. 2,024,028
11,477 eBay, Inc. 1,187,640
58,412 Ford Motor Co. 705,617
21,930 General Motors Co. 1,686,198
16,106 Home Depot, Inc. 5,295,653
13,610 Las Vegas Sands Corp. 743,242
13,150 Lowe's Cos., Inc. 3,140,089
2,961 Lululemon Athletica, Inc.# 407,730
10,192 McDonald's Corp. 2,992,269
20,587 NIKE, Inc. - Class B~ 913,239
31,211 Norwegian Cruise Line Holdings
Ltd.#^ 567,416
19,049 O'Reilly Automotive, Inc.# 1,893,471
7,297 Ross Stores, Inc. 1,662,184
3,774 Royal Caribbean Cruises Ltd. 995,430
17,689 Starbucks Corp.~ 1,863,182
38,887 Tesla, Inc.#~ 14,840,446
20,393 TJX Cos., Inc. 3,196,603
87,506,666
Consumer Staples (5.1%)
12,395 Archer-Daniels-Midland Co. 923,923
7,949 Church & Dwight Co., Inc. 771,530
51,410 Coca-Cola Co.~ 4,049,052
11,971 Colgate-Palmolive Co. 1,021,845
5,649 Constellation Brands, Inc. - Class
A^ 884,520
4,889 Costco Wholesale Corp. 4,960,037
3,826 Dollar General Corp. 443,357
6,591 Dollar Tree, Inc.# 640,052
4,331 Estee Lauder Cos., Inc. - Class A 332,231
13,075 General Mills, Inc.^ 461,678
NUMBER OF
SHARES b b VALUE b
7,392 Kimberly-Clark Corp.^ $ 727,595
17,210 Kroger Co. 1,171,485
34,540 Mondelez International, Inc. - Class
A 2,122,138
14,933 Monster Beverage Corp.# 1,150,886
15,768 PepsiCo, Inc.~ 2,499,070
28,865 Philip Morris International, Inc.~ 4,764,746
28,348 Procter & Gamble Co. 4,169,707
12,881 Sysco Corp. 962,339
8,152 Target Corp. 1,057,722
72,951 Walmart, Inc.~ 9,624,425
42,738,338
Energy (3.8%)
42,269 Chevron Corp. 8,171,020
21,603 ConocoPhillips 2,717,225
6,092 EOG Resources, Inc. 856,352
62,007 Exxon Mobil Corp. 9,569,540
40,979 Kinder Morgan, Inc. 1,346,980
12,378 Marathon Petroleum Corp. 3,073,334
12,167 Occidental Petroleum Corp. 737,077
8,214 ONEOK, Inc.^ 759,466
5,754 Phillips 66 1,030,829
17,335 SLB Ltd. 986,015
5,727 Valero Energy Corp. 1,446,526
20,680 Williams Cos., Inc. 1,578,091
32,272,455
Financials (12.5%)
8,494 Aflac, Inc. 965,513
6,524 Allstate Corp. 1,417,404
9,087 American Express Co. 2,935,555
3,997 Ameriprise Financial, Inc. 1,897,736
7,276 Arthur J Gallagher & Co. 1,501,766
6,000 Assurant, Inc. 1,417,620
130,528 Bank of America Corp.~ 6,978,027
14,808 Bank of New York Mellon Corp. 1,989,751
21,992 Berkshire Hathaway, Inc. - Class B# 10,415,411
1,538 BlackRock, Inc. 1,638,893
7,587 Blackstone, Inc. 952,775
8,844 Capital One Financial Corp. 1,691,857
6,761 Cboe Global Markets, Inc. 2,028,909
28,362 Charles Schwab Corp. 2,599,094
9,035 Chubb Ltd. 2,954,445
21,362 Citigroup, Inc. 2,733,909
3,198 CME Group, Inc. 920,448
3,024 Coinbase Global, Inc. - Class A#^ 567,817
9,697 Fiserv, Inc.# 607,517
5,371 Global Payments, Inc. 386,497
8,620 Goldman Sachs Group, Inc.~ 7,962,897
32,049 Huntington Bancshares, Inc. 537,141
3,665 Jack Henry & Associates, Inc.^ 563,494
39,027 JPMorgan Chase & Co.~ 12,224,427
3,971 M&T Bank Corp. 868,180

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Hedged Equity Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
11,284 Marsh & McLennan Cos., Inc. $ 1,892,440
12,842 Mastercard, Inc. - Class A~ 6,458,499
12,303 MetLife, Inc. 985,470
20,001 Morgan Stanley 3,811,991
6,362 Northern Trust Corp. 1,058,255
10,270 PayPal Holdings, Inc. 514,938
4,767 Prudential Financial, Inc. 467,690
4,133 S&P Global, Inc. 1,782,274
5,606 State Street Corp. 856,821
5,308 Travelers Cos., Inc. 1,619,683
14,684 U.S. Bancorp~ 831,995
29,137 Visa, Inc. - Class A 9,610,548
75,509 Wells Fargo & Co. 6,209,105
104,856,792
Health Care (8.9%)
21,084 Abbott Laboratories 1,914,216
26,191 AbbVie, Inc. 5,534,682
13,518 Agilent Technologies, Inc. 1,562,005
5,931 Amgen, Inc. 2,053,609
14,800 Baxter International, Inc.^ 260,184
4,951 Becton Dickinson & Co. 737,897
3,084 Biogen, Inc.# 583,740
43,671 Boston Scientific Corp.# 2,515,886
9,627 Centene Corp.# 516,874
4,092 Cigna Group 1,189,053
18,091 CVS Health Corp. 1,506,799
11,815 Danaher Corp. 2,114,294
7,689 Dexcom, Inc.# 457,880
13,780 Edwards Lifesciences Corp.# 1,150,630
12,129 Eli Lilly & Co.~ 11,335,763
5,073 GE HealthCare Technologies, Inc. 308,641
19,275 Gilead Sciences, Inc. 2,521,941
4,036 HCA Healthcare, Inc. 1,753,440
2,607 Humana, Inc. 616,399
6,906 Intuitive Surgical, Inc.# 3,160,255
3,906 IQVIA Holdings, Inc.# 618,593
30,432 Johnson & Johnson 6,994,795
3,820 Labcorp Holdings, Inc. 980,976
2,519 McKesson Corp. 2,053,489
20,442 Medtronic PLC 1,655,189
39,865 Merck & Co., Inc. 4,352,461
80,833 Pfizer, Inc. 2,158,241
984 Regeneron Pharmaceuticals, Inc. 695,747
1,418 Solventum Corp.# 95,517
3,600 Stryker Corp. 1,134,468
7,059 Thermo Fisher Scientific, Inc.~ 3,380,979
14,559 UnitedHealth Group, Inc. 5,393,818
3,758 Vertex Pharmaceuticals, Inc.# 1,606,094
669 Waters Corp.# 206,875
3,581 Zimmer Biomet Holdings, Inc. 295,182
9,585 Zoetis, Inc. 1,101,988
74,518,600
NUMBER OF
SHARES b b VALUE b
Industrials (9.0%)
5,674 3M Co. $ 831,355
4,295 Allegion PLC 590,477
8,181 Automatic Data Processing, Inc. 1,733,881
10,441 Boeing Co.# 2,391,302
22,380 Carrier Global Corp. 1,503,265
7,884 Caterpillar, Inc.~ 7,017,627
60,529 CSX Corp.~ 2,749,832
4,117 Deere & Co. 2,428,495
5,646 Eaton Corp. PLC 2,444,774
16,153 Emerson Electric Co. 2,268,527
3,805 GE Vernova, Inc. 4,122,565
4,188 Generac Holdings, Inc.# 1,085,655
3,572 General Dynamics Corp. 1,229,840
15,223 General Electric Co. 4,413,604
13,684 Honeywell International, Inc. 2,932,892
706 Hubbell, Inc.^ 358,768
5,090 Illinois Tool Works, Inc. 1,313,271
13,129 Johnson Controls International PLC 1,917,228
5,686 L3Harris Technologies, Inc. 1,822,647
2,867 Lockheed Martin Corp. 1,485,020
12,009 Masco Corp. 862,486
3,266 Norfolk Southern Corp. 1,031,501
2,936 Northrop Grumman Corp.~ 1,701,353
5,377 Otis Worldwide Corp. 418,761
12,602 PACCAR, Inc. 1,497,118
7,690 Paychex, Inc. 712,325
12,925 Pentair PLC 1,043,177
4,824 Quanta Services, Inc. 3,510,763
29,193 RTX Corp. 5,140,012
25,798 Southwest Airlines Co. 978,260
36,354 Uber Technologies, Inc.# 2,712,372
11,402 Union Pacific Corp. 3,072,611
14,901 United Airlines Holdings, Inc.# 1,341,090
9,629 United Parcel Service, Inc. - Class B 1,047,635
1,792 United Rentals, Inc. 1,720,033
3,937 Veralto Corp. 347,243
4,832 Verisk Analytics, Inc. 891,456
9,251 Waste Management, Inc. 2,151,320
6,646 Xylem, Inc. 785,291
75,605,832
Information Technology (36.0%)
8,086 Accenture PLC - Class A 1,445,049
5,912 Adobe, Inc.# 1,454,943
26,983 Advanced Micro Devices, Inc.# 9,565,204
25,113 Amphenol Corp. - Class A 3,698,392
8,173 Analog Devices, Inc. 3,287,671
208,928 Apple, Inc.~ 56,692,613
12,240 Applied Materials, Inc. 4,828,558
3,952 AppLovin Corp. - Class A# 1,763,975
14,090 Arista Networks, Inc.# 2,433,484
3,495 Autodesk, Inc.# 828,315
66,456 Broadcom, Inc.~ 27,740,728

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Hedged Equity Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
73,843 Cisco Systems, Inc. $ 6,756,634
9,801 Cognizant Technology Solutions
Corp. - Class A 518,473
4,575 Crowdstrike Holdings, Inc. - Class
A# 2,039,306
6,502 Datadog, Inc. - Class A# 859,499
3,614 Gartner, Inc.# 536,643
20,151 HP, Inc. 420,350
62,357 Intel Corp.# 5,891,489
9,861 International Business Machines
Corp. 2,277,694
5,171 Intuit, Inc.~ 2,008,934
4,938 Keysight Technologies, Inc.# 1,727,856
15,426 Lam Research Corp. 3,977,748
1,049 Lumentum Holdings, Inc.# 946,534
16,927 Micron Technology, Inc.~ 8,753,967
106,213 Microsoft Corp.~ 43,311,537
5,428 NetApp, Inc. 601,260
352,567 NVIDIA Corp. 70,361,796
5,408 NXP Semiconductors NV 1,587,735
8,458 ON Semiconductor Corp.# 852,651
26,269 Oracle Corp.~ 4,239,554
31,203 Palantir Technologies, Inc. - Class
A# 4,340,649
12,798 Palo Alto Networks, Inc.# 2,294,937
5,181 PTC, Inc.# 706,170
6,077 Qnity Electronics, Inc. 854,791
17,264 QUALCOMM, Inc. 3,100,269
16,341 Salesforce, Inc. 2,884,677
2,230 Sandisk Corp.# 2,445,217
17,358 ServiceNow, Inc.# 1,532,885
7,709 Skyworks Solutions, Inc. 540,941
6,885 Super Micro Computer, Inc.# 188,649
2,943 Synopsys, Inc.# 1,420,292
5,243 TE Connectivity PLC 1,109,733
7,775 Teradyne, Inc. 2,670,479
12,924 Texas Instruments, Inc. 3,632,678
2,360 Tyler Technologies, Inc.# 805,090
4,906 Western Digital Corp.^ 2,131,755
3,077 Workday, Inc. - Class A# 376,625
302,444,429
Materials (1.6%)
4,744 Air Products & Chemicals, Inc. 1,423,437
3,880 Avery Dennison Corp. 636,048
13,522 Corteva, Inc. 1,095,417
12,153 DuPont de Nemours, Inc. 554,906
38,121 Freeport-McMoRan, Inc. 2,202,631
10,603 Linde PLC 5,313,588
6,012 PPG Industries, Inc. 652,302
3,681 Sherwin-Williams Co. 1,183,847
13,062,176
Real Estate (1.6%)
4,130 Alexandria Real Estate Equities, Inc. 167,306
NUMBER OF
SHARES b b VALUE b
5,195 American Tower Corp. $ 949,178
7,325 Camden Property Trust 769,272
10,299 Crown Castle, Inc. 914,345
5,786 Digital Realty Trust, Inc. 1,162,639
950 Equinix, Inc. 1,028,689
38,620 Healthpeak Properties, Inc.^ 624,485
4,945 Mid-America Apartment
Communities, Inc. 638,795
15,210 Prologis, Inc. 2,160,124
2,723 Public Storage 823,571
22,706 Realty Income Corp. 1,458,633
7,709 Regency Centers Corp. 600,146
11,967 UDR, Inc.^ 434,881
9,684 Welltower, Inc. 2,104,721
13,836,785
Utilities (2.0%)
29,494 AES Corp. 426,188
11,549 American Electric Power Co., Inc. 1,583,483
8,996 Consolidated Edison, Inc. 1,002,964
23,245 Dominion Energy, Inc. 1,499,303
14,710 Duke Energy Corp. 1,905,681
6,507 Edison International 452,171
13,172 Entergy Corp. 1,553,111
25,579 Exelon Corp. 1,176,378
14,896 FirstEnergy Corp.^ 707,858
23,662 NextEra Energy, Inc. 2,316,037
18,201 NiSource, Inc. 878,744
11,440 Public Service Enterprise Group, Inc. 934,190
16,330 Southern Co. 1,579,111
13,110 Xcel Energy, Inc. 1,087,475
17,102,694
TOTAL COMMON STOCKS
(Cost $439,991,256)
859,981,534
EXCHANGE-TRADED FUND (0.7%)
Other (0.7%)
8,900
SPDR
®
S&P 500
®
ETF Trust
(Cost $5,879,396) 6,396,074
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (2.9%)#
Other (2.9%)
780
562,302,780
S&P 500
®
Index Put,
06/17/27, Strike $6,700.00
(Cost $41,263,344) 24,055,200

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Hedged Equity Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.8%)
6,647,525
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.669%†***
(Cost $6,647,525) $ 6,647,525
TOTAL INVESTMENTS (106.7%)
(Cost $493,781,521)
$ 897,080,333
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.8%) (6,647,525)
LIABILITIES, LESS OTHER ASSETS (-5.9%)
(49,608,697)
NET ASSETS (100.0%) $ 840,824,111
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-5.9%)#
Other (-5.9%)
(50)
(36,045,050)
S&P 500
®
Index Call, 06/30/26,
Strike $7,300.00 $ (707,750)
(450)
(324,405,450)
S&P 500
®
Index Call, 06/17/27,
Strike $6,700.00 (47,412,000)
(300)
(216,270,300)
S&P 500
®
Index Put, 06/17/27,
Strike $4,500.00 (1,809,000)
(49,928,750)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $32,727,154) $ (49,928,750)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $166,552,086.
^ Security, or portion of security, is on loan.
# Non-income producing security.
† Represents investment of cash collateral received from securities on loan as of April 30, 2026.
*** The rate disclosed is the 7 day net yield as of April 30, 2026.
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Hedged Equity Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 8):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 264 $ 859,981,534 $ — $ — $ 859,981,534
Exchange-Traded Fund 1 6,396,074 — — 6,396,074
Exchange-Traded Purchased Option 1 24,055,200 — — 24,055,200
Investment of Cash Collateral for Securities Loaned 1 — 6,647,525 — 6,647,525
Total $ 890,432,808 $ 6,647,525 $ — $ 897,080,333
Liabilities: — — — —
Exchange-Traded Written Options 4 $ 49,928,750 $ — $ — $ 49,928,750
Total $ 49,928,750 $ — $ — $ 49,928,750

Calamos Phineus Long/Short Fund
Schedule of Investments April 30, 2026 (unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (99.3%)
Communication Services (4.7%)
52,000 Meta Platforms, Inc. - Class A $ 31,819,320
45,000 Spotify Technology SA#~ 20,094,750
51,914,070
Consumer Discretionary (14.6%)
265,000 Amazon.com, Inc.#~ 70,240,900
184,500 DoorDash , Inc. - Class A#~ 31,115,925
226,000 DR Horton, Inc.~ 34,772,360
67,500 Marriott International, Inc. - Class
A~ 24,414,075
160,543,260
Energy (2.2%)
355,500 Baker Hughes Co.~ 24,767,685
Financials (8.9%)
148,000 Citigroup, Inc.~ 18,941,040
223,000 Morgan Stanley~ 42,501,570
443,800 Wells Fargo & Co.~ 36,493,674
97,936,284
Health Care (1.0%)
165,000 Halozyme Therapeutics, Inc.#~ 10,503,900
Industrials (37.5%)
185,500 3M Co.~ 27,179,460
577,000 GBP BAE Systems PLC 16,048,416
196,000 Boeing Co.#~ 44,889,880
360,000 Booz Allen Hamilton Holding
Corp.~ 27,997,200
58,000 CACI International, Inc. - Class
A#^~ 30,133,320
2,390,000 EUR Deutsche Lufthansa AG 20,478,574
79,000 Emerson Electric Co.~ 11,094,760
232,000 Flowserve Corp.^ 17,084,480
180,000 Johnson Controls International
PLC~ 26,285,400
105,000 L3Harris Technologies, Inc.~ 33,657,750
119,000 Regal Rexnord Corp.~ 25,588,570
71,000 EUR Schneider Electric SE 22,592,820
482,500 Southwest Airlines Co. 18,296,400
400,000 Toast, Inc. - Class A# 11,408,000
149,932 Union Pacific Corp.~ 40,403,675
437,000 United Airlines Holdings, Inc.#~ 39,330,000
412,468,705
Information Technology (25.0%)
147,000 Broadcom, Inc. 61,362,210
91,500 Datadog, Inc. - Class A#~ 12,095,385
491,000 EUR Infineon Technologies AG 33,022,325
70,000 Intuit, Inc.~ 27,195,000
121,000 Microsoft Corp.~ 49,341,380
NUMBER OF
SHARES b b VALUE b
243,000 NVIDIA Corp.~ $ 48,495,510
16,500 KRW SK Hynix, Inc. 14,714,172
60,000 Synopsys, Inc.#~ 28,956,000
275,181,982
Materials (5.4%)
555,100 Freeport-McMoRan, Inc.~ 32,073,678
84,000 Sherwin-Williams Co.~ 27,015,240
59,088,918
TOTAL COMMON STOCKS
(Cost $964,968,054)
1,092,404,804
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.8%)#
Communication Services (0.2%)
350
21,416,850
Meta Platforms, Inc. Put, 05/01/26,
Strike $660.00 1,697,500
112
5,001,360
Spotify Technology SA Put,
05/01/26, Strike $500.00 605,920
2,303,420
Domestic Commodity (0.1%)
2,610
38,390,490
U.S. Oil Fund LP Call, 05/01/26,
Strike $147.00 636,840
Health Care (0.1%)
640
23,710,720
UnitedHealth Group, Inc. Call,
05/15/26, Strike $350.00 1,515,200
Industrials (0.1%)
27,900
32,670,900
American Airlines Group, Inc. Call,
05/15/26, Strike $15.00 41,850
2,875
25,001,000
Canadian Pacific Kansas City Ltd.
Call, 05/15/26, Strike $82.50 1,408,750
1,450,600
Other (0.3%)
2,764
184,563,336
Invesco QQQ Trust Put, 05/04/26,
Strike $650.00 140,964
2,764
184,563,336
Invesco QQQ Trust Call, 05/04/26,
Strike $666.00 1,462,156
4,950
355,736,700
SPDR® S&P 500® ETF Trust Put,
05/01/26, Strike $695.00 17,325
4,770
342,800,820
SPDR® S&P 500® ETF Trust Put,
05/15/26, Strike $700.00 1,299,825
2,920,270
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $12,154,964)
8,826,330

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Phineus Long/Short Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.6%)
6,325,659
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.669%†***
(Cost $6,325,659) $ 6,325,659
TOTAL INVESTMENTS (100.7%)
(Cost $983,448,677)
$ 1,107,556,793
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.6%) (6,325,659)
LIABILITIES, LESS OTHER ASSETS (-0.1%)
(1,499,585)
NET ASSETS (100.0%) $ 1,099,731,549
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS SOLD SHORT  (-2.9%)#
Information Technology (-2.9%)
(23,000) Ciena Corp. (12,134,340)
(35,700) Coherent Corp. (11,413,647)
(47,500) Marvell Technology, Inc. (7,844,625)
TOTAL COMMON STOCKS SOLD
SHORT
(Proceeds $15,167,428) (31,392,612)
EXCHANGE-TRADED FUNDS SOLD SHORT  (-44.9%)#
Other (-44.9%)
(276,400) Invesco QQQ Trust Series 1 (184,563,336)
(377,500) SPDR® S&P 500® ETF Trust (271,294,150)
(261,000) U.S. Oil Fund LP (38,390,490)
TOTAL EXCHANGE-TRADED
FUNDS SOLD SHORT
(Proceeds $448,161,416) (494,247,976)
TOTAL SECURITIES SOLD SHORT
(Proceeds $463,328,844) (525,640,588)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-0.8%)#
Communication Services (0.0%)
(700)
(42,833,700)
Meta Platforms, Inc. Put, 06/18/26,
Strike $550.00 (500,500)
Domestic Commodity (-0.1%)
(5,220)
(76,780,980)
U.S. Oil Fund LP Call, 05/06/26,
Strike $158.00 (1,203,210)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
Industrials (-0.1%)
(745)
(10,915,740)
3M Co. Put, 05/01/26, Strike
$145.00 $ (42,465)
(2,230)
(32,673,960)
3M Co. Put, 07/17/26, Strike
$130.00 (454,920)
(2,512)
(21,844,352)
Canadian Pacific Kansas City Ltd.
Put, 05/15/26, Strike $77.50 (213,520)
(710,905)
Information Technology (-0.1%)
(130)
(5,301,140)
Microsoft Corp. Call, 05/01/26,
Strike $425.00 (2,470)
(1,860)
(18,069,900)
Zoom Communications, Inc. Put,
09/18/26, Strike $80.00 (855,600)
(858,070)
Other (-0.5%)
(4,146)
(276,845,004)
Invesco QQQ Trust Call, 05/15/26,
Strike $688.00 (1,063,449)
(5,528)
(369,126,672)
Invesco QQQ Trust Put, 05/15/26,
Strike $625.00 (834,728)
(4,950)
(355,736,700)
SPDR® S&P 500® ETF Trust Put,
05/01/26, Strike $675.00 (7,425)
(4,950)
(355,736,700)
SPDR® S&P 500® ETF Trust Put,
06/18/26, Strike $600.00 (591,525)
(9,540)
(685,601,640)
SPDR® S&P 500® ETF Trust Put,
06/30/26, Strike $640.00 (3,038,490)
(5,535,617)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $14,121,621) $ (8,808,302)
# Non-income producing security.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $601,951,389.
^
Security, or portion of security, is on loan.
† Represents investment of cash collateral received from securities on loan as of April 30, 2026.
*** The rate disclosed is the 7 day net yield as of April 30, 2026.
FOREIGN CURRENCY ABBREVIATIONS
EUR European Monetary Unit
GBP British Pound Sterling
KRW South Korean Won
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Phineus Long/Short Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 8):
COUNTRY EXPOSURE
April 30, 2026
VALUE
% OF TOTAL
INVESTMENTS
United States $ 480,717,607 84.8%
Germany 53,500,899 9.4%
All other countries less than 5% $ 32,563,738 5.8%
Total Investments $566,782,244 100.0%
Country exposure may vary over time.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 37 $ 985,548,497 $ 106,856,307 $ — $ 1,092,404,804
Exchange-Traded Purchased Options 10 8,826,330 — — 8,826,330
Investment of Cash Collateral for Securities Loaned 1 — 6,325,659 — 6,325,659
Total $ 994,374,827 $ 113,181,966 $ — $ 1,107,556,793
Liabilities: — — — —
Common Stocks Sold Short 3 $ 31,392,612 $ — $ — $ 31,392,612
Exchange-Traded Funds Sold Short 3 494,247,976 — — 494,247,976
Exchange-Traded Written Options 12 8,808,302 — — 8,808,302
Total $ 534,448,890 $ — $ — $ 534,448,890

Calamos Merger Arbitrage Fund
Schedule of Investments April 30, 2026 (unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (30.6%)
Communication Services (3.0%)
72,000 JD.com, Inc.
0.250%, 06/01/29 $ 73,479
Consumer Discretionary (2.9%)
65,000 GameStop Corp.*~
0.000%, 06/15/32 70,506
Financials (4.8%)
132,000 Global Payments, Inc.~
1.500%, 03/01/31 118,688
Information Technology (13.7%)
78,000 Alkami Technology, Inc.
1.500%, 03/15/30 71,770
56,000 Bill Holdings, Inc.
0.000%, 04/01/30 49,836
97,000 Nutanix, Inc.
0.500%, 12/15/29 89,460
79,000 PagerDuty, Inc.
1.500%, 10/15/28 72,057
65,000 Strategy, Inc.
0.000%, 12/01/29 56,194
339,317
Utilities (6.2%)
114,000 TXNM Energy, Inc.~
5.750%, 06/01/54 154,052
TOTAL CONVERTIBLE BONDS
(Cost $769,535)
756,042
CORPORATE BOND (0.1%)
Information Technology (0.1%)
2,586 Wolfspeed, Inc.
7.000%, 06/15/31
(Cost $5,276) 2,114
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (70.2%)
Communication Services (13.2%)
817 Electronic Arts, Inc. 165,336
644 Match Group, Inc. 24,098
525 Trade Desk, Inc. - Class A# 12,385
4,616 Warner Bros Discovery, Inc.# 124,863
326,682
Consumer Staples (10.1%)
255 Boston Beer Co., Inc. - Class A#~ 60,445
NUMBER OF
SHARES b b VALUE b
10,700 Kenvue, Inc. $ 187,571
248,016
Financials (7.1%)
2,000 Abony Acquisition Corp. I# 19,950
1,798 Brighthouse Financial, Inc.# 111,943
2,648 Colombier Acquisition Corp. III# 26,877
63 Legato Merger Corp. IV# 632
1,631 ProCap Acquisition Corp. - Class A# 16,669
176,071
Health Care (4.8%)
137 Penumbra, Inc.# 44,728
2,745 Pfizer, Inc.~ 73,291
118,019
Industrials (8.3%)
648 Norfolk Southern Corp.~ 204,658
Information Technology (6.3%)
262 Blackbaud, Inc.#~ 9,739
4,324 Clearwater Analytics Holdings, Inc.
- Class A#~ 104,641
74 Synopsys, Inc.# 35,712
214 Wolfspeed, Inc.# 6,319
156,411
Materials (2.9%)
3,391 James Hardie Industries PLC# 71,177
Other (0.7%)
1,676 Churchill Capital Corp. XI# 17,296
Real Estate (0.7%)
1,728 RE/MAX Holdings, Inc. - Class A# 18,490
Special Purpose Acquisition Companies (10.2%)
1,087 Alchemy Investments Acquisition
Corp. 1# 13,012
1,594 Everest Consolidator Acquisition
Corp.#‡‡‡ 18,363
2,523 Forefront Tech Holdings Acquisition
Corp.# 25,154
4,527 Four Leaf Acquisition Corp. - Class
A#~ 49,797
12,115 FutureTech II Acquisition Corp. -
Class A#~ 145,622
750 Mak Acquisition Corp. - Class B# 7
251,955

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Merger Arbitrage Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
Utilities (5.9%)
10,139 AES Corp. $ 146,509
TOTAL COMMON STOCKS
(Cost $1,694,093)
1,735,284
RIGHTS (0.0%)#
Consumer Staples (0.0%)
755
Mirati Therapeutics, Inc.#‡‡‡
755
Other (0.0%)
523
Akero Therapeutics, Inc.#‡‡‡
392
Special Purpose Acquisition Companies (0.0%)
81
Black Hawk Acquisition Corp.#
(Expire 06/20/25) 105
23
Quetta Acquisition Corp.#
(Expire 11/30/24) 28
133
TOTAL RIGHTS
(Cost $997)
1,280
WARRANTS (0.0%)#
Other (0.0%)
2,950 Mak Acquisition Corp.
10/29/30, Strike $11.50 1,062
Special Purpose Acquisition Companies (0.0%)
115 Spark I Acquisition Corp.
11/27/28, Strike $11.50 23
TOTAL WARRANTS
(Cost $311)
1,085
TOTAL INVESTMENTS (100.9%)
(Cost $2,470,212)
2,495,805
LIABILITIES, LESS OTHER ASSETS (-0.9%)
(22,889)
NET ASSETS (100.0%) $ 2,472,916
COMMON STOCKS SOLD SHORT  (-11.6%)#
Consumer Staples (-4.5%)
(1,136) Kimberly-Clark Corp.
(Proceeds $117,151) (111,817)
NUMBER OF
SHARES b b VALUE b
Industrials (-7.1%)
(648) Union Pacific Corp.
(Proceeds $147,615) $ (174,623)
TOTAL COMMON STOCKS SOLD
SHORT
(Proceeds $264,766) (286,440)
TOTAL SECURITIES SOLD SHORT
(Proceeds $264,766) (286,440)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-0.1%)#
Information Technology (-0.1%)
(2)
(5,906)
Wolfspeed, Inc. Call, 05/15/26,
Strike $20.00
(Premium $980) $ (1,925)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $571,487.
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
# Non-income producing security.
‡‡‡ Security fair valued using significant unobservable inputs and classified as a Level 3 security.
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Merger Arbitrage Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 8):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 9 $ — $ 756,042 $ — $ 756,042
Corporate Bond 1 — 2,114 — 2,114
Common Stocks 28 1,453,936 262,985 18,363 1,735,284
Rights 4 133 — 1,147 1,280
Warrants 2 23 1,062 — 1,085
Total $ 1,454,092 $ 1,022,203 $ 19,510 $ 2,495,805
Liabilities: — — — —
Common Stocks Sold Short 2 $ 286,440 $ — $ — $ 286,440
Exchange-Traded Written Option 1 1,925 — — 1,925
Total $ 288,365 $ — $ — $ 288,365
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended April 30, 2026:
Investments
in
Securities
Balance
as of
October 31,
2025
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation) Purchases
Sales
Proceeds
Transfers
into
Level 3
Transfers
out of
Level 3
Balance
as of
April 30,
2026
Net change in
Unrealized
Appreciation
(Depreciation) from
investments still held
as of April 30, 2026
Common
Stocks $ 92,213 $ — $ 6,839 $ (3,331) $ — $ 77,358 $ — $ — $ 18,363 $ (3,331)
Rights 755 — — 52 340 — — — 1,147 52
Total $92,968 $— $6,839 $(3,279) $340 $77,358 $— $— $19,510 $(3,279)
As of April 30, 2026, Level 3 investments were valued by the Company using unadjusted pricing quotes obtained from dealers.

Calamos Convertible Fund
Schedule of Investments April 30, 2026 (unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (84.1%)
Communication Services (6.5%)
AST SpaceMobile , Inc.*
3,750,000 2.250%, 04/15/36^ $ 3,487,537
4,500,000 2.000%, 01/15/36 4,555,215
4,750,000 IMAX Corp.*
0.750%, 11/15/30 5,320,285
5,250,000 Liberty Media Corp.-Liberty Formula
One
2.250%, 08/15/27 6,114,518
16,250,000 Live Nation Entertainment, Inc.^
2.875%, 01/15/30 18,067,562
12,250,000 Lyft, Inc.*
0.000%, 09/15/30 11,994,465
4,750,000 Sirius XM Holdings, Inc.
3.750%, 03/15/28 5,202,058
12,250,000 Uber Technologies, Inc. Series 2028
0.875%, 12/01/28 15,005,392
69,747,032
Consumer Discretionary (4.1%)
13,000,000 DoorDash , Inc.*
0.000%, 05/15/30 12,429,820
4,000,000 Etsy, Inc.*^
1.000%, 06/15/30 4,345,880
3,500,000 Lucid Group, Inc.*
5.000%, 04/01/30 1,723,365
6,250,000 NCL Corp. Ltd.^
0.875%, 04/15/30 6,599,625
14,000,000 Rivian Automotive, Inc.
3.625%, 10/15/30 14,541,240
2,500,000 Wayfair, Inc.
3.500%, 11/15/28 3,841,750
43,481,680
Consumer Staples (1.6%)
5,750,000 Alphatec Holdings, Inc.
0.750%, 03/15/30 5,709,232
1,750,000 KalVista Pharmaceuticals, Inc.*
3.250%, 10/01/31 3,005,468
3,500,000 Merit Medical Systems, Inc.^
3.000%, 02/01/29 3,762,745
4,476,000 Revolution Medicines, Inc.^
0.500%, 05/01/33 4,956,678
17,434,123
Energy (2.4%)
3,250,000 Energy Fuels, Inc.*
0.750%, 11/01/31 4,306,868
5,500,000 Eos Energy Enterprises, Inc.*
1.750%, 12/01/31 4,013,680
Liberty Energy, Inc.*
6,750,000 0.000%, 03/01/31 8,159,940
2,567,000 0.000%, 03/01/32 2,895,781
3,750,000 Solaris Energy Infrastructure, Inc.
0.250%, 10/01/31 5,733,075
25,109,344
PRINCIPAL
AMOUNT a a VALUE a
Financials (3.7%)
7,500,000 Barclays Bank PLC Series MSFT
1.000%, 02/16/29 $ 7,758,525
Coinbase Global, Inc.
10,750,000 0.250%, 04/01/30^ 10,386,005
4,095,000 0.000%, 10/01/32* 3,461,749
4,750,000 Dave, Inc.*
0.000%, 04/01/31 5,889,810
Galaxy Digital Holdings LP*
1,750,000 2.500%, 12/01/29 2,503,165
5,500,000 0.500%, 05/01/31 4,682,040
4,250,000 WisdomTree, Inc.*
4.625%, 08/15/30 5,039,523
39,720,817
Health Care (6.7%)
2,750,000 Arrowhead Pharmaceuticals, Inc.
0.000%, 01/15/32 3,134,697
Bridgebio Pharma, Inc.
3,750,000 2.500%, 03/15/27 6,503,588
5,250,000 0.750%, 02/01/33* 5,188,628
1,760,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 2,098,184
4,750,000 Guardant Health, Inc.*^
0.000%, 05/15/33 4,964,890
9,250,000 Halozyme Therapeutics, Inc.*
0.875%, 11/15/32 9,125,310
4,750,000 Indivior Pharmaceuticals, Inc.*
0.625%, 03/15/31 5,428,727
9,250,000 Ionis Pharmaceuticals, Inc.*
0.000%, 12/01/30 9,642,015
8,000,000 Jazz Investments I Ltd.
3.125%, 09/15/30 11,944,080
2,250,000 Ligand Pharmaceuticals, Inc.*
0.750%, 10/01/30 3,023,932
4,000,000 Repligen Corp.
1.000%, 12/15/28 3,943,760
2,000,000 Tempus AI, Inc.*^
0.750%, 07/15/30 2,086,320
4,500,000 Zoetis, Inc.*
0.250%, 06/15/29 4,453,200
71,537,331
Industrials (7.2%)
6,000,000 AeroVironment, Inc.^
0.000%, 07/15/30 6,105,360
17,000,000 Bloom Energy Corp.*
0.000%, 11/15/30 29,594,790
18,250,000 BWX Technologies, Inc.*
0.000%, 11/01/30 19,818,040
7,250,000 Fluor Corp.^
1.125%, 08/15/29 9,743,420
4,750,000 JBT Marel Corp.*
0.375%, 09/15/30 4,505,565
4,750,000 Joby Aviation, Inc.
0.750%, 02/15/32 4,354,942

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Convertible Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
2,500,000 Voyager Technologies, Inc.*
0.750%, 11/15/30 $ 2,849,100
76,971,217
Information Technology (38.5%)
6,500,000 Advanced Energy Industries, Inc.
2.500%, 09/15/28 18,536,310
700,000,000 JPY Advantest Corp.*
0.000%, 03/28/31 5,318,131
17,750,000 Akamai Technologies, Inc.*
0.250%, 05/15/33 23,300,780
13,250,000 Cipher Digital, Inc.*
0.000%, 10/01/31 18,407,695
16,500,000 Cloudflare, Inc.*
0.000%, 06/15/30 19,009,815
5,658,000 CoreWeave , Inc.*
1.750%, 10/01/32 6,823,039
18,500,000 CyberArk Software Ltd.*
0.000%, 06/15/30 20,157,230
2,250,000 Cytokinetics, Inc.*^
1.750%, 10/01/31 2,869,515
12,750,000 Datadog, Inc.^
0.000%, 12/01/29 12,783,788
IREN Ltd.*
2,750,000 0.250%, 06/01/32 3,025,853
15,250,000 0.000%, 07/01/31 13,208,788
9,750,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 47,531,542
8,500,000 MACOM Technology Solutions
Holdings, Inc.^
0.000%, 12/15/29 14,995,955
7,250,000 Microchip Technology, Inc.*
0.000%, 02/15/30 8,296,755
7,500,000 Mirion Technologies, Inc.*
0.250%, 06/01/30 8,461,200
15,000,000 MKS, Inc.
1.250%, 06/01/30 29,334,000
5,072,000 Nebius Group NV*
1.250%, 03/15/31 5,639,455
18,750,000 ON Semiconductor Corp.
0.500%, 03/01/29 22,832,813
1,500,000 Seagate HDD Cayman^
3.500%, 06/01/28 12,226,620
5,750,000 Semtech Corp.*
0.000%, 10/15/30 7,638,702
9,000,000 Snowflake, Inc.
0.000%, 10/01/29 10,456,830
4,800,000 STMicroelectronics NV Series B*
0.000%, 08/04/27 6,132,336
8,750,000 Strategy, Inc.^
2.250%, 06/15/32 10,640,263
Terawulf , Inc.*
7,000,000 1.000%, 09/01/31 13,513,780
3,500,000 0.000%, 05/01/32 4,759,685
14,250,000 Ultra Clean Holdings, Inc.*
0.000%, 03/15/31 17,709,472
PRINCIPAL
AMOUNT a a VALUE a
4,250,000 Western Digital Corp.
3.000%, 11/15/28 $ 48,696,627
412,306,979
Materials (1.5%)
5,750,000 Centrus Energy Corp.*
0.000%, 08/15/32 6,836,923
2,903,000 i-80 Gold Corp.*
3.750%, 04/15/31 3,261,346
2,000,000 MP Materials Corp.*
3.000%, 03/01/30 6,363,060
16,461,329
Other (0.9%)
7,000,000 CoreWeave , Inc.*^
1.750%, 12/01/31 9,113,510
Real Estate (3.9%)
4,609,000 Compass, Inc.*
0.250%, 04/15/31 4,073,065
18,000,000 Digital Realty Trust LP*
1.875%, 11/15/29 20,211,840
4,500,000 Realty Income Corp.*
3.500%, 01/15/29 4,679,865
7,250,000 Welltower OP LLC*
3.125%, 07/15/29 12,491,823
41,456,593
Utilities (7.1%)
20,000,000 CenterPoint Energy, Inc.*
3.000%, 08/01/28 21,222,000
11,000,000 CMS Energy Corp.^
3.375%, 05/01/28 12,313,180
4,750,000 Ormat Technologies, Inc. Series A*
1.500%, 03/15/31 5,030,060
11,500,000 PPL Capital Funding, Inc.
2.875%, 03/15/28 13,267,090
11,500,000 Southern Co.
4.500%, 06/15/27 12,845,845
11,000,000 WEC Energy Group, Inc.*
3.375%, 06/01/28 11,520,960
76,199,135
TOTAL CONVERTIBLE BONDS
(Cost $710,124,572)
899,539,090
U.S. GOVERNMENT AND AGENCY SECURITY (1.4%)
Other (1.4%)
15,250,000 U.S. Treasury Notes^
3.875%, 03/31/28
(Cost $15,270,951) 15,247,617

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
CONVERTIBLE PREFERRED STOCKS (12.5%)
Financials (2.6%)
78,550
Apollo Global Management, Inc.^~
6.750%, 07/31/26 $ 5,163,092
120,785
ARES Management Corp.
6.750%, 10/01/27 4,739,603
10,300
Bank of America Corp.^~‡‡
7.250% 12,594,531
114,180
KKR & Co., Inc.^
6.250%, 03/01/28 5,067,308
27,564,534
Industrials (3.5%)
397,810
Boeing Co.^~
6.000%, 10/15/27 28,721,882
81,910
QXO, Inc.^
5.500%, 05/15/28 4,634,468
95,000
VSE Corp.#
5.750%, 02/01/29 4,390,900
37,747,250
Information Technology (3.5%)
73,155
Hewlett Packard Enterprise Co.
7.625%, 09/01/27 5,605,136
148,765
Microchip Technology, Inc.
7.500%, 03/15/28 11,703,343
417,410
Oracle Corp.#
6.500%, 01/15/29 20,315,345
37,623,824
Materials (1.0%)
141,385
Albemarle Corp.
7.250%, 03/01/27
11,019,547
Utilities (1.9%)
380,000
NextEra Energy, Inc.
7.375%, 02/15/29#
19,957,600
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $117,494,560)
133,912,755
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.4%)#
Consumer Discretionary (0.2%)
490
12,987,940
Amazon.com, Inc. Call, 01/15/27,
Strike $240.00 2,349,550
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
Information Technology (0.0%)
70
2,854,460
Microsoft Corp. Call, 05/15/26,
Strike $540.00 $ 735
Other (0.2%)
1,450
104,205,700
SPDR® S&P 500® ETF Trust Put,
07/17/26, Strike $715.00 2,457,025
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $4,415,089)
4,807,310
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.9%)
52,031,322
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.669%†***
(Cost $52,031,322) $ 52,031,322
TOTAL INVESTMENTS (103.3%)
(Cost $899,336,494)
1,105,538,094
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.9%) (52,031,322)
OTHER ASSETS, LESS LIABILITIES (1.6%)
16,651,817
NET ASSETS (100.0%) $ 1,070,158,589
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-0.1%)#
Other (-0.1%)
(1,450)
(104,205,700)
SPDR® S&P 500® ETF Trust Put,
07/17/26, Strike $640.00
(Premium $697,267) $ (674,250)
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Convertible Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 8):
^ Security, or portion of security, is on loan.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $27,311,852.
‡‡ Perpetual maturity.
# Non-income producing security.
† Represents investment of cash collateral received from securities on loan as of April 30, 2026.
*** The rate disclosed is the 7 day net yield as of April 30, 2026.
FOREIGN CURRENCY ABBREVIATION
JPY Japanese Yen
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
Bank of New York Mellon Hong Kong Dollar 5/21/26 41,978,000 $ 5,362,825 $ (13,116)
Northern Trust Company Hong Kong Dollar 5/21/26 6,706,000 856,713 (3,485)
$ (16,601)
COUNTERPARTY
SHORT
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
Bank of New York Mellon European Monetary Unit 5/21/26 1,184,000 $ 1,390,644 $ (515)
Bank of New York Mellon Hong Kong Dollar 5/21/26 48,684,000 6,219,538 28,244
Northern Trust Company Japanese Yen 5/21/26 783,929,000 5,013,285 (87,604)
State Street Bank and Trust European Monetary Unit 5/21/26 2,049,000 2,406,613 (4,654)
$ (64,529)
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 91 $ — $ 899,539,090 $ — $ 899,539,090
U.S. Government and Agency Security 1 — 15,247,617 — 15,247,617
Convertible Preferred Stocks 12 133,912,755 — — 133,912,755
Exchange-Traded Purchased Options 3 4,807,310 — — 4,807,310
Investment of Cash Collateral for Securities Loaned 1 — 52,031,322 — 52,031,322
Forward Foreign Currency Contracts 1 — 28,244 — 28,244
Total $ 138,720,065 $ 966,846,273 $ — $ 1,105,566,338
Liabilities: — — — —
Exchange-Traded Written Option 1 $ 674,250 $ — $ — $ 674,250
Forward Foreign Currency Contracts 5 — 109,374 — 109,374
Total $ 674,250 $ 109,374 $ — $ 783,624

Calamos Global Convertible Fund
Schedule of Investments April 30, 2026 (unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (85.7%)
Communication Services (13.3%)
204,000 AST SpaceMobile, Inc.*
2.375%, 10/15/32 $ 284,672
380,000,000 JPY CyberAgent, Inc.*
0.000%, 11/16/29 2,610,375
1,421,000 Grab Holdings Ltd.*
0.000%, 06/15/30 1,382,931
1,191,000 IMAX Corp.*
0.750%, 11/15/30 1,333,991
5,323,000 JD.com, Inc.
0.250%, 06/01/29 5,432,388
1,480,000 Lyft, Inc.*
0.000%, 09/15/30 1,449,127
MakeMyTrip Ltd.
1,345,000 0.000%, 02/15/28 1,877,042
1,893,000 0.000%, 07/01/30* 1,665,859
1,257,000 Snap, Inc.
0.500%, 05/01/30 1,063,435
2,522,000 Trip.com Group Ltd.
0.750%, 06/15/29 2,712,007
1,196,000 Uber Technologies, Inc. Series 2028
0.875%, 12/01/28 1,465,016
1,614,000 Uber Technologies, Inc. (Aurora
Innovation, Inc.)*§
0.000%, 05/15/28 1,768,234
23,045,077
Consumer Discretionary (13.1%)
2,363,200 EUR Accor SA*
0.700%, 12/07/27 1,480,198
3,386,000 Alibaba Group Holding Ltd.
0.500%, 06/01/31 4,886,032
2,775,000 DoorDash, Inc.*
0.000%, 05/15/30 2,653,288
1,411,000 Etsy, Inc.*^
1.000%, 06/15/30 1,533,009
1,329,000 Farfetch Ltd.@
0.000%, 05/01/27 11,589
970,000 Lucid Group, Inc.*
5.000%, 04/01/30 477,618
1,752,000 Meritage Homes Corp.^
1.750%, 05/15/28 1,719,711
1,492,000 NCL Corp. Ltd.*
0.750%, 09/15/30 1,398,989
646,000 NIO, Inc.
4.625%, 10/15/30 678,720
2,569,000 Rivian Automotive, Inc.
4.625%, 03/15/29 2,946,078
160,000,000 JPY Sanrio Co. Ltd.*
0.000%, 12/14/28 1,861,950
914,000 Wayfair, Inc.
3.500%, 11/15/28 1,404,544
1,743,000 Wynn Macau Ltd.*
4.500%, 03/07/29 1,742,494
22,794,220
PRINCIPAL
AMOUNT a a VALUE a
Consumer Staples (1.3%)
600,000 EUR Davide Campari-Milano NV*
2.375%, 01/17/29 $ 688,550
1,208,000 Enovis Corp.^
3.875%, 10/15/28 1,177,679
363,000 Revolution Medicines, Inc.
0.500%, 05/01/33 401,983
2,268,212
Energy (5.0%)
276,000 Crescent Energy Co.*
2.750%, 03/15/31 318,888
3,600,000 EUR Eni SpA Series ENI*
2.950%, 09/14/30 5,887,773
289,000 Liberty Energy, Inc.*
0.000%, 03/01/31 349,366
670,000 Nabors Industries, Inc.
1.750%, 06/15/29 656,781
1,341,000 Northern Oil & Gas, Inc.
3.625%, 04/15/29 1,425,537
8,638,345
Financials (1.8%)
720,000 Coinbase Global, Inc.*
0.000%, 10/01/32 608,659
622,000 Global Payments, Inc.^
1.500%, 03/01/31 559,271
2,037,000 Rexford Industrial Realty LP*
4.125%, 03/15/29 2,016,101
3,184,031
Health Care (7.0%)
1,502,000 Alnylam Pharmaceuticals, Inc.*
0.000%, 09/15/28 1,391,483
105,000 Bridgebio Pharma, Inc.*
0.750%, 02/01/33 103,773
92,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 109,678
841,000 CONMED Corp.
2.250%, 06/15/27 822,035
623,000 Dexcom, Inc.
0.375%, 05/15/28 578,125
Halozyme Therapeutics, Inc.
241,000 1.000%, 08/15/28 307,661
270,000 0.875%, 11/15/32* 266,360
622,000 0.250%, 03/01/27 642,582
1,168,000 0.000%, 02/15/31* 1,138,788
1,587,000 Ionis Pharmaceuticals, Inc.*
0.000%, 12/01/30 1,654,257
1,722,000 Jazz Investments I Ltd.
2.000%, 06/15/26 2,231,557
415,000 Lantheus Holdings, Inc.
2.625%, 12/15/27 528,390
941,000 NeoGenomics, Inc.
0.250%, 01/15/28 871,884
618,000 TransMedics Group, Inc.
1.500%, 06/01/28 811,965

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Convertible Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
781,000 Zoetis, Inc.*
0.250%, 06/15/29 $ 772,878
12,231,416
Industrials (5.5%)
370,000 AeroVironment, Inc.
0.000%, 07/15/30 376,497
2,392,000 Bloom Energy Corp.*
0.000%, 11/15/30 4,164,161
1,581,000 BWX Technologies, Inc.*
0.000%, 11/01/30 1,716,840
241,000 Joby Aviation, Inc.
0.750%, 02/15/32 220,956
700,000 L&F Co. Ltd.*
2.500%, 04/26/30 616,630
600,000 EUR SPIE SA*
2.000%, 01/17/28 1,068,960
1,100,000 EUR Vinci SA*
0.700%, 02/18/30 1,401,203
9,565,247
Information Technology (27.8%)
230,000,000 JPY Advantest Corp.*
0.000%, 03/28/31 1,747,386
Akamai Technologies, Inc.
978,000 1.125%, 02/15/29 1,089,277
695,000 0.250%, 05/15/33* 912,340
996,000 Bitfarms Ltd.*
1.375%, 01/15/31 837,337
1,553,000 Check Point Software Technologies
Ltd.*
0.000%, 12/15/30 1,408,524
1,400,000 CyberArk Software Ltd.*
0.000%, 06/15/30 1,525,412
1,358,000 Datadog, Inc.
0.000%, 12/01/29 1,361,599
718,000 DigitalOcean Holdings, Inc.*
0.000%, 08/15/30 1,851,880
1,374,000 Dropbox, Inc.
0.000%, 03/01/28 1,329,634
637,000 Five9, Inc.
1.000%, 03/15/29 553,222
600,000 Gigabyte Technology Co. Ltd.*
0.000%, 07/27/28 614,658
649,000 Guidewire Software, Inc.
1.250%, 11/01/29 637,331
516,000 IREN Ltd.*
0.000%, 07/01/31 446,933
Microchip Technology, Inc.
2,049,000 0.750%, 06/01/30 2,234,353
794,000 0.000%, 02/15/30* 908,638
633,000 MKS, Inc.
1.250%, 06/01/30 1,237,895
Nebius Group NV*
1,505,000 2.750%, 09/15/32 1,910,733
449,000 1.000%, 09/15/30 582,102
2,252,000 Nutanix, Inc.
0.500%, 12/15/29 2,076,952
PRINCIPAL
AMOUNT a a VALUE a
ON Semiconductor Corp.
1,301,000 0.500%, 03/01/29 $ 1,584,293
824,000 0.000%, 05/01/27^ 1,584,008
621,000 Parsons Corp.
2.625%, 03/01/29 610,232
1,395,000 Rubrik, Inc.*
0.000%, 06/15/30 1,252,822
717,000 Seagate HDD Cayman
3.500%, 06/01/28 5,844,324
1,600,000 STMicroelectronics NV Series B*
0.000%, 08/04/27 2,044,112
5,601,000 Strategy, Inc.
0.000%, 12/01/29 4,842,232
409,000 Terawulf, Inc.*
0.000%, 05/01/32 556,203
829,000 Ultra Clean Holdings, Inc.*
0.000%, 03/15/31 1,030,256
1,354,000 Unity Software, Inc.^
0.000%, 03/15/30 1,470,322
1,253,000 Varonis Systems, Inc.
1.000%, 09/15/29 1,144,340
1,119,000 Wix.com Ltd.*
0.000%, 09/15/30 900,269
Workiva, Inc.
977,000 1.250%, 08/15/28 909,831
120,000 1.125%, 08/15/26 118,764
1,243,000 Xero Investments Ltd.*
1.625%, 06/12/31 1,160,452
48,318,666
Materials (4.1%)
1,448,000 Amyris, Inc.@
0.000%, 11/15/26 6,197
1,450,000 Centrus Energy Corp.*
0.000%, 08/15/32 1,724,094
700,000 Gold Pole Capital Co. Ltd.*
1.000%, 06/25/29 1,317,610
1,600,000 Jinkai Investment Holdings Ltd.*
0.000%, 02/05/31 1,499,920
Kansai Paint Co. Ltd.*
200,000,000 JPY 0.000%, 03/08/29 1,319,472
200,000,000 JPY 0.000%, 03/07/31 1,307,809
7,175,102
Real Estate (1.2%)
775,000 Compass, Inc.*
0.250%, 04/15/31 684,883
1,290,000 Digital Realty Trust LP*
1.875%, 11/15/29 1,448,515
2,133,398
Utilities (5.6%)
1,282,000 American Water Capital Corp.
3.625%, 06/15/26 1,278,936
1,430,000 CMS Energy Corp.
3.375%, 05/01/28 1,600,713
3,174,000 Duke Energy Corp.*
3.000%, 03/15/29 3,182,855

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Convertible Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
PRINCIPAL
AMOUNT a a VALUE a
1,792,000 PPL Capital Funding, Inc.
2.875%, 03/15/28 $ 2,067,359
1,539,000 Southern Co.*
3.250%, 06/15/28 1,568,734
9,698,597
TOTAL CONVERTIBLE BONDS
(Cost $136,274,210)
149,052,311
CORPORATE BOND (0.0%)
Information Technology (0.0%)
188,911 LivePerson, Inc.*
10.000%, 12/15/29
(Cost $148,682) 120,903
U.S. GOVERNMENT AND AGENCY SECURITY (0.6%)
Other (0.6%)
1,071,000 U.S. Treasury Notes
3.875%, 03/31/27
(Cost $1,071,494) 1,072,150
NUMBER OF
SHARES b b VALUE b
COMMON STOCK (0.0%)
Information Technology (0.0%)
1 Lumentum Holdings, Inc.#
(Cost $693) 704
CONVERTIBLE PREFERRED STOCKS (9.3%)
Financials (2.1%)
32,723
Apollo Global Management, Inc.
6.750%, 07/31/26 2,150,883
31,427
KKR & Co., Inc.^
6.250%, 03/01/28 1,394,730
3,545,613
Industrials (4.0%)
85,895
Boeing Co.^
6.000%, 10/15/27 6,201,619
13,927
QXO, Inc.
5.500%, 05/15/28 787,990
6,989,609
Information Technology (3.2%)
24,968
Hewlett Packard Enterprise Co.
7.625%, 09/01/27 1,913,048
NUMBER OF
SHARES b b VALUE b
76,066
Oracle Corp.#
6.500%, 01/15/29 $ 3,702,132
5,615,180
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $13,530,522)
16,150,402
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (0.0%)#
Industrials (0.0%)
93
1,658,912
EUR Airbus SE Call,
06/19/26, Strike $190.00
(Cost $230,500) 33,567
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.8%)
4,784,270
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.669%†***
(Cost $4,784,270) $ 4,784,270
TOTAL INVESTMENTS (98.4%)
(Cost $156,040,371)
171,214,307
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.8%) (4,784,270)
OTHER ASSETS, LESS LIABILITIES (4.4%)
7,539,012
NET ASSETS (100.0%) $ 173,969,049
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^ Security, or portion of security, is on loan.
@ In default status and considered non-income producing.
# Non-income producing security.
† Represents investment of cash collateral received from securities on loan as of April 30, 2026.
*** The rate disclosed is the 7 day net yield as of April 30, 2026.

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Convertible Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 8):
FOREIGN CURRENCY ABBREVIATIONS
EUR European Monetary Unit
JPY Japanese Yen
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. The principal amount for such securities is shown in the respective foreign currency.
COUNTRY EXPOSURE
April 30, 2026
VALUE
% OF TOTAL
INVESTMENTS
United States $ 114,131,788 68 .6%
China 15,026,757 9 .0%
Japan 8,846,992 5 .3%
All other countries less than 5% $ 28,424,500 17 .1%
Total Investments $166,430,037 100 .0%
Country exposure may vary over time.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 105 $ — $ 149,052,311 $ — $ 149,052,311
Corporate Bond 1 — 120,903 — 120,903
U.S. Government and Agency Security 1 — 1,072,150 — 1,072,150
Common Stock 1 704 — — 704
Convertible Preferred Stocks 6 16,150,402 — — 16,150,402
Exchange-Traded Purchased Option 1 33,567 — — 33,567
Investment of Cash Collateral for Securities Loaned 1 — 4,784,270 — 4,784,270
Total $ 16,184,673 $ 155,029,634 $ — $ 171,214,307

Calamos Timpani Small Cap Growth Fund
Schedule of Investments April 30, 2026 (unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (99.6%)
Consumer Discretionary (9.6%)
118,446 Cava Group, Inc.# $ 11,064,041
349,571 Figs, Inc. - Class A# 5,229,582
51,124 Five Below, Inc.# 12,047,882
9,380 Installed Building Products, Inc. 2,706,599
545,684 Lindblad Expeditions Holdings, Inc.# 10,111,524
722,068 Rush Street Interactive, Inc.# 20,290,111
43,267 Stride, Inc.# 4,203,822
256,548 Super Group SGHC Ltd. 3,324,862
126,211 Target Hospitality Corp.# 1,835,108
70,813,531
Consumer Staples (2.1%)
1,107,591 Mama's Creations, Inc.# 15,716,716
Energy (2.5%)
172,573 Energy Services of America Corp. 2,933,741
86,890 National Energy Services Reunited
Corp.# 2,167,037
144,877 Natural Gas Services Group, Inc. 5,895,045
87,379 Tidewater, Inc.# 7,805,566
18,801,389
Financials (7.0%)
82,334 Dave, Inc.# 22,394,025
248,410 Marex Group PLC 13,252,673
62,681 Piper Sandler Cos. 5,465,783
647,149 WisdomTree, Inc. 11,001,533
52,114,014
Health Care (14.2%)
216,390 Alignment Healthcare, Inc.# 4,877,431
53,814 Arrowhead Pharmaceuticals, Inc.# 3,954,253
117,282 Axogen, Inc.# 5,066,582
18,837 Axsome Therapeutics, Inc.# 3,913,387
86,576 Bridgebio Pharma, Inc.# 6,156,419
52,247 BrightSpring Health Services, Inc.# 2,506,289
107,602 Cogent Biosciences, Inc.# 3,851,076
51,879 Cytokinetics, Inc.# 3,318,700
25,052 GeneDx Holdings Corp.# 1,575,520
67,082 Guardant Health, Inc.# 5,841,500
18,009 Insmed, Inc.# 2,455,167
43,431 iRadimed Corp. 3,623,883
157,655 LB Pharmaceuticals, Inc.# 4,999,240
54,204 Ligand Pharmaceuticals, Inc.# 12,437,108
9,301 Madrigal Pharmaceuticals, Inc.# 4,812,244
33,090 Mirum Pharmaceuticals, Inc.# 3,219,988
31,895 Palvella Therapeutics, Inc.# 4,092,766
56,561 Phibro Animal Health Corp. - Class
A 3,007,914
6,155 Praxis Precision Medicines, Inc.# 1,962,399
58,239 Protagonist Therapeutics, Inc.# 5,763,914
28,996 Tarsus Pharmaceuticals, Inc.# 1,844,435
NUMBER OF
SHARES b b VALUE b
170,961 Travere Therapeutics, Inc.# $ 7,200,877
49,095 Vera Therapeutics, Inc.# 1,748,273
208,724 Vir Biotechnology, Inc.# 2,132,116
39,582 Xenon Pharmaceuticals, Inc.# 2,218,175
102,546 Zymeworks, Inc.# 2,824,117
105,403,773
Industrials (27.5%)
888,168 Amprius Technologies, Inc.# 18,704,818
83,644 ArcBest Corp. 10,670,465
15,097 Argan, Inc. 10,114,688
25,481 Astronics Corp.# 1,819,343
113,577 Babcock & Wilcox Enterprises, Inc.# 1,778,616
33,861 Bloom Energy Corp. - Class A# 9,594,853
19,231 Carpenter Technology Corp. 8,234,714
134,313 CECO Environmental Corp.# 9,957,966
57,633 Ducommun, Inc.# 8,179,852
29,716 ESCO Technologies, Inc. 9,626,498
10,483 FTAI Aviation Ltd. 2,617,291
68,188 Gorman-Rupp Co. 5,164,559
161,320 Graham Corp.# 15,357,664
25,582 Helios Technologies, Inc. 1,749,809
409,072 Intuitive Machines, Inc.# 10,369,975
142,094 Kennametal, Inc. 5,500,459
138,863 Knight-Swift Transportation
Holdings, Inc. 9,012,209
88,516 LSI Industries, Inc. 2,151,824
70,772 Mercury Systems, Inc.# 5,584,618
1,165,182 NPK International, Inc.# 19,050,726
60,476 Perma-Pipe International Holdings,
Inc.# 1,979,379
263,274 Planet Labs PBC# 9,733,240
207,180 Redwire Corp.# 1,903,984
4,882 Saia, Inc.# 2,191,139
579,585 Satellogic, Inc. - Class A# 3,744,119
102,388 Spire Global, Inc.# 1,825,578
29,940 Sterling Infrastructure, Inc.# 15,437,663
20,002 Timken Co. 2,218,022
204,274,071
Information Technology (35.5%)
30,980 Advanced Energy Industries, Inc. 11,893,532
53,610 Alpha & Omega Semiconductor
Ltd.# 2,328,282
17,190 Axcelis Technologies, Inc.# 2,391,301
31,219 AXT, Inc.# 2,473,169
38,744 Ciena Corp.# 20,440,560
105,470 DigitalOcean Holdings, Inc.# 10,170,472
175,395 Diodes, Inc.# 18,793,574
15,241 Fabrinet# 10,416,766
27,731 FormFactor, Inc.# 3,769,475
110,202 Frequency Electronics, Inc.# 5,527,732
231,733 Ichor Holdings Ltd.# 15,287,426
3,113,911 Kopin Corp.# 13,888,043

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Timpani Small Cap Growth Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of April 30, 2026 (see Note
8):
NUMBER OF
SHARES b b VALUE b
1,085,712 LightPath Technologies, Inc. - Class
A# $ 13,907,971
41,380 Lumentum Holdings, Inc.# 37,338,002
55,642 nLight, Inc.# 3,886,594
170,459 Ondas, Inc.# 1,711,408
56,088 Power Integrations, Inc. 4,078,159
80,034 Red Violet, Inc.# 2,995,673
67,035 Silicon Motion Technology Corp.
(ADR) 14,665,917
35,289 SiTime Corp.# 19,837,711
36,606 Tower Semiconductor Ltd.# 8,091,756
39,800 TTM Technologies, Inc.# 6,297,156
182,578 Ultra Clean Holdings, Inc.# 14,268,471
305,231 Viavi Solutions, Inc.# 15,994,104
116,668 Vishay Intertechnology, Inc. 3,379,872
263,833,126
NUMBER OF
SHARES b b VALUE b
Materials (1.2%)
758,566 U.S. Antimony Corp.# $ 9,110,378
TOTAL COMMON STOCKS
(Cost $442,369,435)
740,066,998
TOTAL INVESTMENTS (99.6%)
(Cost $442,369,435)
740,066,998
OTHER ASSETS, LESS LIABILITIES (0.4%)
2,759,980
NET ASSETS (100.0%) $ 742,826,978
# Non-income producing security.
ABBREVIATION
ADR American Depositary Receipt
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 98 $ 740,066,998 $ — $ — $ 740,066,998
Total $ 740,066,998 $ — $ — $ 740,066,998

Calamos Timpani SMID Growth Fund
Schedule of Investments April 30, 2026 (unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (96.3%)
Communication Services (0.2%)
996 AST SpaceMobile, Inc.# $ 73,604
Consumer Discretionary (11.9%)
11,329 Cava Group, Inc.# 1,058,242
4,709 Five Below, Inc.# 1,109,723
44,714 Rush Street Interactive, Inc.# 1,256,463
7,488 SharkNinja, Inc.# 865,089
1,821 Somnigroup International, Inc. 138,141
2,551 Stride, Inc.# 247,855
14,629 Super Group SGHC Ltd. 189,592
5,922 Tapestry, Inc. 858,927
5,868 Target Hospitality Corp.# 85,321
5,809,353
Consumer Staples (1.2%)
42,549 Mama's Creations, Inc.# 603,770
Energy (1.2%)
5,698 National Energy Services Reunited
Corp.# 142,108
5,124 Tidewater, Inc.# 457,727
599,835
Financials (7.3%)
5,108 Dave, Inc.# 1,389,325
998 Evercore, Inc. - Class A 320,648
15,937 Marex Group PLC 850,239
12,536 Stifel Financial Corp. 987,962
3,548,174
Health Care (13.8%)
11,790 Alignment Healthcare, Inc.# 265,747
2,821 Arrowhead Pharmaceuticals, Inc.# 207,287
6,919 Axogen, Inc.# 298,901
847 Axsome Therapeutics, Inc.# 175,964
3,907 Bridgebio Pharma, Inc.# 277,827
2,436 BrightSpring Health Services, Inc.# 116,855
5,789 Cogent Biosciences, Inc.# 207,188
3,026 Cytokinetics, Inc.# 193,573
1,295 GeneDx Holdings Corp.# 81,443
3,305 Guardant Health, Inc.# 287,799
4,295 Insmed, Inc.# 585,537
4,355 Ionis Pharmaceuticals, Inc.# 325,580
3,383 Ligand Pharmaceuticals, Inc.# 776,229
456 Madrigal Pharmaceuticals, Inc.# 235,930
1,716 Mirum Pharmaceuticals, Inc.# 166,984
1,565 Natera, Inc.# 322,640
1,907 Palvella Therapeutics, Inc.# 244,706
3,335 Phibro Animal Health Corp. - Class
A 177,355
331 Praxis Precision Medicines, Inc.# 105,533
3,214 Protagonist Therapeutics, Inc.# 318,090
NUMBER OF
SHARES b b VALUE b
3,405 Revolution Medicines, Inc.# $ 490,729
1,493 Tarsus Pharmaceuticals, Inc.# 94,970
10,484 Travere Therapeutics, Inc.# 441,586
2,529 Vera Therapeutics, Inc.# 90,058
1,694 Xenon Pharmaceuticals, Inc.# 94,932
5,751 Zymeworks, Inc.# 158,382
6,741,825
Industrials (29.6%)
2,847 Advanced Drainage Systems, Inc. 424,915
55,018 Amprius Technologies, Inc.# 1,158,679
872 Argan, Inc. 584,223
1,316 Astronics Corp.# 93,962
1,306 Bloom Energy Corp. - Class A# 370,068
1,403 Carpenter Technology Corp. 600,765
8,243 CECO Environmental Corp.# 611,136
891 CH Robinson Worldwide, Inc. 161,993
407 Comfort Systems USA, Inc. 748,982
1,844 Embraer SA (ADR) 115,619
1,624 ESCO Technologies, Inc. 526,095
1,749 FTAI Aviation Ltd. 436,673
25,424 Intuitive Machines, Inc.# 644,498
2,543 JB Hunt Transport Services, Inc. 639,641
9,179 Kennametal, Inc. 355,319
6,877 Knight-Swift Transportation
Holdings, Inc. 446,317
2,742 MasTec, Inc.# 1,080,485
4,245 Mercury Systems, Inc.# 334,973
45,893 NPK International, Inc.# 750,350
14,601 Planet Labs PBC# 539,799
777 RBC Bearings, Inc.# 465,493
9,218 Rocket Lab Corp.# 760,577
1,368 Saia, Inc.# 613,986
1,686 Sterling Infrastructure, Inc.# 869,335
5,133 XPO, Inc.# 1,129,927
14,463,810
Information Technology (31.1%)
1,698 Advanced Energy Industries, Inc. 651,879
416 AppLovin Corp. - Class A# 185,682
4,772 Arrow Electronics, Inc.# 896,325
2,015 AXT, Inc.# 159,628
700 Celestica, Inc.# 286,713
3,191 Ciena Corp.# 1,683,508
6,025 DigitalOcean Holdings, Inc.# 580,991
1,951 Everpure, Inc. - Class A# 139,399
677 Fabrinet# 462,709
1,240 FormFactor, Inc.# 168,553
1,036 Jabil, Inc. 349,640
2,687 Lumentum Holdings, Inc.# 2,424,534
874 Monolithic Power Systems, Inc. 1,410,994
3,580 nLight, Inc.# 250,063
9,409 Ondas, Inc.# 94,466
3,205 Power Integrations, Inc. 233,035

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Timpani SMID Growth Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of April 30, 2026 (see Note
8):
NUMBER OF
SHARES b b VALUE b
3,858 Silicon Motion Technology Corp.
(ADR) $ 844,053
2,103 SiTime Corp.# 1,182,201
7,741 STMicroelectronics NV 426,839
2,352 Tower Semiconductor Ltd.# 519,910
2,558 TTM Technologies, Inc.# 404,727
11,632 Ultra Clean Holdings, Inc.# 909,041
17,706 Viavi Solutions, Inc.# 927,794
15,192,684
TOTAL COMMON STOCKS
(Cost $29,435,484)
47,033,055
TOTAL INVESTMENTS (96.3%)
(Cost $29,435,484)
47,033,055
OTHER ASSETS, LESS LIABILITIES (3.7%)
1,825,110
NET ASSETS (100.0%) $ 48,858,165
# Non-income producing security.
ABBREVIATION
ADR American Depositary Receipt
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 91 $ 47,033,055 $ — $ — $ 47,033,055
Total $ 47,033,055 $ — $ — $ 47,033,055

Calamos Growth Fund
Schedule of Investments April 30, 2026 (unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (99.1%)
Communication Services (15.5%)
414,500 Alphabet, Inc. - Class A~ $ 159,499,600
4,350 AST SpaceMobile, Inc.#^ 321,465
105,000 Meta Platforms, Inc. - Class A 64,250,550
308,000 Netflix, Inc.# 28,831,880
25,200 Spotify Technology SA# 11,253,060
264,156,555
Consumer Discretionary (14.6%)
53,700 Airbnb, Inc. - Class A# 7,537,332
511,400 Amazon.com, Inc.#~ 135,551,684
49,505 Cava Group, Inc.#^ 4,624,262
105,000 DoorDash, Inc. - Class A# 17,708,250
20,703 Five Below, Inc.# 4,878,869
42,000 Lowe's Cos., Inc. 10,029,180
71,800 O'Reilly Automotive, Inc.# 7,136,920
56,700 Royal Caribbean Cruises Ltd.^ 14,955,192
195,773 Rush Street Interactive, Inc.# 5,501,221
32,917 SharkNinja, Inc.#^ 3,802,901
7,957 Somnigroup International, Inc.^ 603,618
11,173 Stride, Inc.#^ 1,085,569
64,006 Super Group SGHC Ltd.^ 829,518
25,997 Tapestry, Inc. 3,770,605
25,728 Target Hospitality Corp.# 374,085
79,200 Tesla, Inc.# 30,225,096
248,614,302
Consumer Staples (1.2%)
186,408 Mama's Creations, Inc.#^ 2,645,129
142,000 Walmart, Inc. 18,734,060
21,379,189
Energy (0.2%)
25,018 National Energy Services Reunited
Corp.# 623,949
22,465 Tidewater, Inc.#^ 2,006,798
2,630,747
Financials (5.5%)
23,600 American Express Co.~ 7,623,980
22,400 Dave, Inc.#^ 6,092,576
4,373 Evercore, Inc. - Class A 1,405,001
69,878 Marex Group PLC 3,727,992
80,000 Nasdaq, Inc. 7,352,800
14,000 S&P Global, Inc. 6,037,220
55,036 Stifel Financial Corp. 4,337,387
155,000 Visa, Inc. - Class A 51,125,200
80,000 Wells Fargo & Co. 6,578,400
94,280,556
Health Care (6.4%)
51,517 Alignment Healthcare, Inc.# 1,161,193
12,380 Arrowhead Pharmaceuticals, Inc.#^ 909,682
30,321 Axogen, Inc.# 1,309,867
NUMBER OF
SHARES b b VALUE b
3,708 Axsome Therapeutics, Inc.# $ 770,337
17,120 Bridgebio Pharma, Inc.#^ 1,217,403
10,693 BrightSpring Health Services, Inc.#^ 512,943
25,415 Cogent Biosciences, Inc.# 909,603
13,269 Cytokinetics, Inc.#^ 848,818
40,600 Eli Lilly & Co. 37,944,760
5,677 GeneDx Holdings Corp.#^ 357,027
14,510 Guardant Health, Inc.#^ 1,263,531
18,822 Insmed, Inc.# 2,566,003
26,750 Intuitive Surgical, Inc.# 12,241,068
19,141 Ionis Pharmaceuticals, Inc.#^ 1,430,981
40,900 IQVIA Holdings, Inc.# 6,477,333
14,780 Ligand Pharmaceuticals, Inc.#^ 3,391,271
1,994 Madrigal Pharmaceuticals, Inc.#^ 1,031,676
11,600 McKesson Corp. 9,456,320
7,528 Mirum Pharmaceuticals, Inc.#^ 732,550
6,871 Natera, Inc.# 1,416,525
8,369 Palvella Therapeutics, Inc.# 1,073,910
14,641 Phibro Animal Health Corp. - Class
A 778,608
1,453 Praxis Precision Medicines, Inc.#^ 463,260
14,103 Protagonist Therapeutics, Inc.#^ 1,395,774
14,962 Revolution Medicines, Inc.#^ 2,156,324
43,600 Stryker Corp. 13,739,668
6,543 Tarsus Pharmaceuticals, Inc.#^ 416,200
46,026 Travere Therapeutics, Inc.# 1,938,615
11,083 Vera Therapeutics, Inc.#^ 394,666
7,422 Xenon Pharmaceuticals, Inc.# 415,929
25,128 Zymeworks, Inc.#^ 692,025
109,413,870
Industrials (8.7%)
12,442 Advanced Drainage Systems, Inc.^ 1,856,968
241,370 Amprius Technologies, Inc.#^ 5,083,252
3,824 Argan, Inc. 2,562,003
5,752 Astronics Corp.#^ 410,693
5,735 Bloom Energy Corp. - Class A# 1,625,070
62,000 Boeing Co.# 14,199,860
6,128 Carpenter Technology Corp. 2,624,010
13,300 Caterpillar, Inc. 11,838,463
36,143 CECO Environmental Corp.# 2,679,642
3,892 CH Robinson Worldwide, Inc. 707,604
1,791 Comfort Systems USA, Inc. 3,295,888
33,600 Eaton Corp. PLC 14,549,136
8,055 Embraer SA (ADR)^ 505,048
7,122 ESCO Technologies, Inc. 2,307,172
7,671 FTAI Aviation Ltd.^ 1,915,219
14,100 GE Vernova, Inc. 15,276,786
23,300 General Electric Co. 6,755,369
111,617 Intuitive Machines, Inc.# 2,829,491
11,159 JB Hunt Transport Services, Inc. 2,806,823
73,500 Johnson Controls International PLC 10,733,205
40,243 Kennametal, Inc. 1,557,807

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Growth Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
30,181 Knight-Swift Transportation
Holdings, Inc.^ $ 1,958,747
12,020 MasTec, Inc.# 4,736,481
18,545 Mercury Systems, Inc.#^ 1,463,386
200,536 NPK International, Inc.# 3,278,764
64,015 Planet Labs PBC#^ 2,366,635
3,410 RBC Bearings, Inc.# 2,042,897
40,278 Rocket Lab Corp.# 3,323,338
6,003 Saia, Inc.# 2,694,266
7,421 Sterling Infrastructure, Inc.#^ 3,826,416
147,500 Uber Technologies, Inc.# 11,004,975
22,494 XPO, Inc.#^ 4,951,604
147,767,018
Information Technology (47.0%)
7,450 Advanced Energy Industries, Inc.^ 2,860,130
42,700 Advanced Micro Devices, Inc.# 15,136,723
460,000 Apple, Inc. 124,821,000
74,800 Applied Materials, Inc. 29,507,852
1,829 AppLovin Corp. - Class A# 816,374
207,500 Arista Networks, Inc.# 35,837,325
20,852 Arrow Electronics, Inc.# 3,916,631
8,837 AXT, Inc.#^ 700,067
220,500 Broadcom, Inc. 92,043,315
3,072 Celestica, Inc.# 1,258,261
14,018 Ciena Corp.# 7,395,617
86,800 Datadog, Inc. - Class A# 11,474,092
26,328 DigitalOcean Holdings, Inc.#^ 2,538,809
8,555 Everpure, Inc. - Class A# 611,255
2,973 Fabrinet#^ 2,031,956
5,417 FormFactor, Inc.#^ 736,333
18,300 Intuit, Inc. 7,109,550
4,527 Jabil, Inc. 1,527,817
11,795 Lumentum Holdings, Inc.# 10,642,864
263,700 Microsoft Corp. 107,531,586
26,700 MongoDB, Inc.# 6,697,161
3,842 Monolithic Power Systems, Inc. 6,202,563
15,687 nLight, Inc.# 1,095,737
1,019,500 NVIDIA Corp. 203,461,615
41,277 Ondas, Inc.#^ 414,421
34,600 Oracle Corp. 5,584,094
75,000 Palantir Technologies, Inc. - Class
A# 10,433,250
56,900 Palo Alto Networks, Inc.# 10,203,308
14,051 Power Integrations, Inc.^ 1,021,648
22,400 Seagate Technology Holdings PLC 15,089,536
59,000 Shopify, Inc. - Class A# 7,146,670
16,882 Silicon Motion Technology Corp.
(ADR) 3,693,444
9,225 SiTime Corp.#^ 5,185,834
67,360 Snowflake, Inc.# 9,192,619
33,952 STMicroelectronics NV^ 1,872,113
16,400 Synopsys, Inc.# 7,914,640
NUMBER OF
SHARES b b VALUE b
60,400 Taiwan Semiconductor
Manufacturing Co. Ltd. (ADR) $ 23,922,024
40,000 Texas Instruments, Inc. 11,243,200
10,356 Tower Semiconductor Ltd.#^ 2,289,194
11,174 TTM Technologies, Inc.# 1,767,950
51,048 Ultra Clean Holdings, Inc.#^ 3,989,401
77,640 Viavi Solutions, Inc.#^ 4,068,336
800,986,315
TOTAL COMMON STOCKS
(Cost $695,895,341)
1,689,228,552
PRINCIPAL
AMOUNT a a VALUE a
PRIVATE INVESTMENT FUND (0.1%)
Primary Investment (0.1%)
N/A 50T Fund A LP#
,1,2,3,4
(Cost $2,500,000) 2,356,000
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.6%)
43,994,269
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.669%†***
(Cost $43,994,269) $ 43,994,269
TOTAL INVESTMENTS (101.8%)
(Cost $742,389,610)
1,735,578,821
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.6%) (43,994,269)
OTHER ASSETS, LESS LIABILITIES (0.8%)
14,035,286
NET ASSETS (100.0%) $ 1,705,619,838
# Non-income producing security.
^ Security, or portion of security, is on loan.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $53,228,056.
1 Investment valued using net asset value per share as practical expedient.
2 Private investment company does not issue shares or units.
3 Investment has been committed to but has not been fully funded by the
Fund. See unfunded commitments and redemption restrictions table below.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Growth Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of April 30, 2026 (see Note
8):
The following table represents unfunded commitments and redemption restrictions of investments that are measured at
NAV per share (or its equivalent) as a practical expedient as of April 30, 2026:
4 Private Equity Investments are generally issued in private placement transactions and as such are generally restricted as to resale. The investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Original
Acquisition Date as shown in the unfunded commitments and redemption restrictions table below. Total fair value of restricted investments as of
April 30, 2026 was $2,356,000, or 0.1% of net assets.
† Represents investment of cash collateral received from securities on loan as of April 30, 2026.
*** The rate disclosed is the 7 day net yield as of April 30, 2026.
ABBREVIATION
ADR American Depositary Receipt
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 139 $ 1,689,228,552 $ — $ — $ 1,689,228,552
Investment of Cash Collateral for Securities Loaned 1 — 43,994,269 — 43,994,269
Total $ 1,689,228,552 $ 43,994,269 $ — $ 1,733,222,821
Investments Valued at NAV
1
$ 2,356,000
Total $ 1,735,578,821
1 As of April 30, 2026, certain of the Fund's investments were valued using NAV per unit as a practical expedient and have been excluded from the fair value hierarchy.
SECURITY
DESCRIPTION
UNFUNDED
COMMITMENTS
REDEMPTIONS
FREQUENCY
REDEMPTION
NOTICE
PERIOD COST
FAIR
VALUE
ORIGINAL
ACQUISITION
DATE
50T Fund A LP 7,500,000 Not Permitted N/A 2,500,000 2,356,000 12/2/2025

Calamos Growth and Income Fund
Schedule of Investments April 30, 2026 (unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (18.0%)
Communication Services (1.2%)
5,935,000 Live Nation Entertainment, Inc.*
2.875%, 10/15/31 $ 6,158,868
10,920,000 Lyft, Inc.*
0.000%, 09/15/30 10,692,209
13,580,000 Uber Technologies, Inc. Series 2028
0.875%, 12/01/28 16,634,550
7,145,000 Uber Technologies, Inc. (Aurora
Innovation, Inc.)*^§
0.000%, 05/15/28 7,827,776
41,313,403
Consumer Discretionary (0.9%)
21,325,000 DoorDash , Inc.*
0.000%, 05/15/30 20,389,685
8,644,000 Etsy, Inc.*^
1.000%, 06/15/30 9,391,447
29,781,132
Consumer Staples (0.4%)
11,130,000 Revolution Medicines, Inc.
0.500%, 05/01/33 12,325,251
Energy (0.6%)
4,430,000 Energy Fuels, Inc.*
0.750%, 11/01/31 5,870,592
5,835,000 Eos Energy Enterprises, Inc.*^
1.750%, 12/01/31 4,258,149
9,525,000 Liberty Energy, Inc.*
0.000%, 03/01/31 11,514,582
21,643,323
Financials (0.6%)
7,565,000 Coinbase Global, Inc.*
0.000%, 10/01/32 6,395,148
3,725,000 Federal Realty OP LP*
3.250%, 01/15/29 3,893,892
7,655,000 WisdomTree, Inc.*^
4.625%, 08/15/30 9,077,069
19,366,109
Health Care (0.6%)
417,000 Arrowhead Pharmaceuticals, Inc.
0.000%, 01/15/32 475,334
8,205,000 Bridgebio Pharma, Inc.*^
0.750%, 02/01/33 8,109,084
6,945,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 8,279,482
2,987,000 Indivior Pharmaceuticals, Inc.*^
0.625%, 03/15/31 3,413,812
20,277,712
Industrials (2.0%)
14,885,000 Bloom Energy Corp.*
0.000%, 11/15/30 25,912,850
12,219,000 BWX Technologies, Inc.*
0.000%, 11/01/30 13,268,857
PRINCIPAL
AMOUNT a a VALUE a
7,200,000 Fluor Corp.^
1.125%, 08/15/29 $ 9,676,224
13,260,000 JBT Marel Corp.*^
0.375%, 09/15/30 12,577,640
8,225,000 Joby Aviation, Inc.
0.750%, 02/15/32 7,540,927
68,976,498
Information Technology (8.3%)
9,405,000 Advanced Energy Industries, Inc.^
2.500%, 09/15/28 26,820,615
10,840,000 Akamai Technologies, Inc.*^
0.250%, 05/15/33 14,229,885
14,360,000 Cloudflare, Inc.*
0.000%, 06/15/30 16,544,300
16,425,000 CyberArk Software Ltd.*
0.000%, 06/15/30 17,896,351
6,200,000 IREN Ltd.*
0.250%, 06/01/32 6,821,922
3,280,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 15,990,098
7,260,000 MACOM Technology Solutions
Holdings, Inc.^
0.000%, 12/15/29 12,808,310
15,325,000 Microchip Technology, Inc.*
0.000%, 02/15/30 17,537,624
8,805,000 Mirion Technologies, Inc.*^
0.000%, 10/01/31 8,711,315
10,765,000 MKS, Inc.
1.250%, 06/01/30 21,052,034
7,920,000 Nebius Group NV*^
1.250%, 03/15/31 8,806,090
31,135,000 ON Semiconductor Corp.
0.500%, 03/01/29 37,914,646
2,525,000 Seagate HDD Cayman
3.500%, 06/01/28 20,581,477
6,550,000 Snowflake, Inc.
0.000%, 10/01/29 7,610,248
12,200,000 STMicroelectronics NV Series B*
0.000%, 08/04/27 15,586,354
9,700,000 Ultra Clean Holdings, Inc.*
0.000%, 03/15/31 12,054,869
1,680,000 Western Digital Corp.
3.000%, 11/15/28 19,249,490
280,215,628
Other (0.3%)
7,108,000 CoreWeave , Inc.*
1.750%, 12/01/31 9,254,118
Real Estate (1.3%)
6,578,000 Compass, Inc.*
0.250%, 04/15/31 5,813,110
9,155,000 Digital Realty Trust LP*
1.875%, 11/15/29 10,279,967
7,570,000 Realty Income Corp.*
3.500%, 01/15/29 7,872,573

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Growth and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
11,030,000 Welltower OP LLC*
3.125%, 07/15/29 $ 19,004,800
42,970,450
Utilities (1.8%)
15,140,000 CenterPoint Energy, Inc.*
3.000%, 08/01/28 16,065,054
15,830,000 CMS Energy Corp.
3.375%, 05/01/28 17,719,785
16,315,000 PPL Capital Funding, Inc.
2.875%, 03/15/28 18,821,963
8,860,000 Southern Co.
4.500%, 06/15/27 9,896,886
62,503,688
TOTAL CONVERTIBLE BONDS
(Cost $492,648,391)
608,627,312
U.S. GOVERNMENT AND AGENCY SECURITY (0.7%)
Other (0.7%)
22,755,000 U.S. Treasury Notes
4.875%, 05/31/26
(Cost $22,771,712) 22,774,111
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (74.0%)
Communication Services (8.8%)
508,010 Alphabet, Inc. - Class A 195,482,248
4,385 Alphabet, Inc. - Class C 1,674,807
105,555 Meta Platforms, Inc. - Class A 64,590,160
279,750 Netflix, Inc.# 26,187,397
93,080 Walt Disney Co. 9,657,050
297,591,662
Consumer Discretionary (8.7%)
551,500 Amazon.com, Inc.# 146,180,590
68,750 Booking Holdings, Inc. 11,574,750
50,845 Home Depot, Inc. 16,717,836
11,475 KRW Hyundai Motor Co. 4,159,226
70,505 Lowe's Cos., Inc. 16,835,889
39,815 McDonald's Corp. 11,689,286
29,361 Royal Caribbean Cruises Ltd. 7,744,257
137,140 Starbucks Corp. 14,444,956
132,125 Tesla, Inc.# 50,422,864
77,920 TJX Cos., Inc. 12,213,960
291,983,614
Consumer Staples (3.5%)
270,070 Coca-Cola Co. 21,270,713
18,465 Costco Wholesale Corp. 18,733,296
147,210 Dollar General Corp. 17,058,695
110,765 Philip Morris International, Inc. 18,283,979
108,280 Procter & Gamble Co. 15,926,905
NUMBER OF
SHARES b b VALUE b
192,090 Walmart, Inc. $ 25,342,434
116,616,022
Energy (2.8%)
62,180 Chevron Corp. 12,020,016
222,135 EQT Corp. 13,345,871
195,105 Exxon Mobil Corp. 30,110,554
88,585 Marathon Petroleum Corp. 21,994,770
236,790 Williams Cos., Inc. 18,069,445
95,540,656
Financials (9.6%)
39,470 American Express Co. 12,750,783
44,243 Assurant, Inc. 10,453,294
482,460 Bank of America Corp. 25,792,312
9,170 BlackRock, Inc. 9,771,552
29,670 Capital One Financial Corp. 5,675,871
36,270 Chubb Ltd. 11,860,290
212,885 Citigroup, Inc. 27,245,022
32,680 Goldman Sachs Group, Inc. 30,188,804
175,135 JPMorgan Chase & Co.~ 54,857,536
69,155 Mastercard, Inc. - Class A 34,779,433
96,000 JPY Mizuho Financial Group, Inc. 4,128,257
124,290 Morgan Stanley 23,688,431
135,300 JPY ORIX Corp. 4,553,723
14,060 S&P Global, Inc. 6,063,094
114,120 Visa, Inc. - Class A 37,641,341
284,680 Wells Fargo & Co. 23,409,236
322,858,979
Health Care (6.1%)
67,220 AbbVie, Inc. 14,204,930
91,655 Boston Scientific Corp.# 5,280,245
117,500 CVS Health Corp. 9,786,575
56,460 Danaher Corp. 10,103,517
43,015 Eli Lilly & Co. 40,201,819
95,230 Gilead Sciences, Inc. 12,459,893
15,410 Intuitive Surgical, Inc.# 7,051,770
151,345 Johnson & Johnson 34,786,648
121,475 Medtronic PLC 9,835,831
119,640 Merck & Co., Inc. 13,062,295
30,970 Quest Diagnostics, Inc.^ 6,014,374
17,880 Stryker Corp. 5,634,524
22,850 Thermo Fisher Scientific, Inc. 10,944,236
44,745 UnitedHealth Group, Inc. 16,577,128
22,615 Vertex Pharmaceuticals, Inc.# 9,665,199
205,608,984
Industrials (7.2%)
29,535 Caterpillar, Inc. 26,289,399
699,400 CSX Corp. 31,773,742
272,350 Delta Air Lines, Inc. 18,517,076
68,375 Emerson Electric Co. 9,602,585
43,065 GE Vernova , Inc.~ 46,659,205
51,530 General Electric Co. 14,940,093

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Growth and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
126,500 JPY Mitsubishi Electric Corp. $ 5,076,568
23,315 Parker-Hannifin Corp. 21,203,127
37,770 Quanta Services, Inc. 27,487,873
117,980 RTX Corp. 20,772,739
69,965 Union Pacific Corp. 18,854,168
241,176,575
Information Technology (24.3%)
71,180 Advanced Micro Devices, Inc.# 25,232,598
56,495 Amphenol Corp. - Class A 8,320,019
711,150 Apple, Inc. 192,970,552
246,660 Broadcom, Inc. 102,963,284
187,365 Cisco Systems, Inc. 17,143,897
22,630 Intuit, Inc. 8,791,755
114,100 Lam Research Corp. 29,421,826
63,940 Micron Technology, Inc. 33,067,210
357,695 Microsoft Corp. 145,860,867
1,107,945 NVIDIA Corp. 221,112,584
31,050 Oracle Corp. 5,011,160
144,460 Palantir Technologies, Inc. - Class
A#~ 20,095,831
49,060 Salesforce, Inc. 8,660,562
818,652,145
Materials (2.4%)
371,240 Freeport-McMoRan, Inc. 21,450,247
52,995 Linde PLC 26,557,914
62,025 Sherwin-Williams Co. 19,947,860
41,210 Vulcan Materials Co. 12,434,706
80,390,727
Real Estate (0.3%)
60,560 American Tower Corp. 11,064,918
Utilities (0.3%)
71,770 Vistra Corp. 11,328,177
TOTAL COMMON STOCKS
(Cost $823,741,089)
2,492,812,459
CONVERTIBLE PREFERRED STOCKS (3.9%)
Industrials (1.4%)
412,205
Boeing Co.^
6.000%, 10/15/27 29,761,201
179,100
QXO, Inc.^
5.500%, 05/15/28 10,133,478
164,450
VSE Corp.#^
5.750%, 02/01/29 7,600,879
47,495,558
Information Technology (1.3%)
275,800
Microchip Technology, Inc.
7.500%, 03/15/28 21,697,186
NUMBER OF
SHARES b b VALUE b
448,500
Oracle Corp.#
6.500%, 01/15/29 $ 21,828,495
43,525,681
Materials (0.3%)
112,640
Albemarle Corp.
7.250%, 03/01/27
8,779,161
Utilities (0.9%)
80,675
CenterPoint Energy, Inc.
(Warner Media LLC, Charter
Communications Time, Inc.)#§
3.369%, 09/15/29 2,776,027
NextEra Energy, Inc.
126,115 7.299%, 06/01/27 7,445,829
388,230 7.375%, 02/15/29# 20,389,840
30,611,696
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $114,130,448)
130,412,096
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.3%)#
Consumer Discretionary (0.0%)
1,130
5,012,680
NIKE, Inc. Call, 06/18/26, Strike
$67.50 7,910
Information Technology (0.0%)
495
7,988,805
Oracle Corp. Call, 06/18/26, Strike
$230.00 67,320
Other (0.3%)
1,670
111,512,580
Invesco QQQ Trust Series 1 Put,
09/18/26, Strike $655.00 4,467,250
18,660
190,929,120
iShares MSCI EAFE ETF Call,
09/18/26, Strike $110.00 2,295,180
180
50,398,290
Russell 2000 Index Call, 09/18/26,
Strike $2,630.00 5,051,700
11,814,130
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $14,114,768)
11,889,360

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Growth and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 8):
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.5%)
50,747,274
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.669%†***
(Cost $50,747,274) $ 50,747,274
TOTAL INVESTMENTS (98.4%)
(Cost $1,518,153,682)
$ 3,317,262,612
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.5%) (50,747,274)
OTHER ASSETS, LESS LIABILITIES (3.1%)
103,061,416
NET ASSETS (100.0%) $ 3,369,576,754
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (0.0%)#
Consumer Discretionary (0.0%)
(565)
(2,506,340)
NIKE, Inc. Put, 06/18/26, Strike
$52.50
(Premium $151,300) $ (484,488)
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^ Security, or portion of security, is on loan.
# Non-income producing security.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $21,780,615.
† Represents investment of cash collateral received from securities on loan as of April 30, 2026.
*** The rate disclosed is the 7 day net yield as of April 30, 2026.
FOREIGN CURRENCY ABBREVIATIONS
JPY Japanese Yen
KRW South Korean Won
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 48 $ — $ 608,627,312 $ — $ 608,627,312
U.S. Government and Agency Security 1 — 22,774,111 — 22,774,111
Common Stocks 89 2,474,894,685 17,917,774 — 2,492,812,459
Convertible Preferred Stocks 9 127,636,069 2,776,027 — 130,412,096
Exchange-Traded Purchased Options 5 11,889,360 — — 11,889,360
Investment of Cash Collateral for Securities Loaned 1 — 50,747,274 — 50,747,274
Total $ 2,614,420,114 $ 702,842,498 $ — $ 3,317,262,612
Liabilities: — — — —
Exchange-Traded Written Option 1 $ 484,488 $ — $ — $ 484,488
Total $ 484,488 $ — $ — $ 484,488

Calamos Select Fund
Schedule of Investments April 30, 2026 (unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (98.2%)
Communication Services (14.1%)
14,490 Alphabet, Inc. - Class A $ 5,575,752
2,680 Meta Platforms, Inc. - Class A 1,639,919
11,730 Netflix, Inc.# 1,098,045
850 Spotify Technology SA# 379,568
8,693,284
Consumer Discretionary (12.4%)
5,730 Airbnb, Inc. - Class A# 804,263
14,830 Amazon.com, Inc.# 3,930,840
3,820 DoorDash, Inc. - Class A# 644,243
2,620 Home Depot, Inc. 861,456
2,540 Royal Caribbean Cruises Ltd. 669,950
4,710 TJX Cos., Inc. 738,293
7,649,045
Consumer Staples (2.6%)
3,600 PepsiCo, Inc. 570,564
7,920 Walmart, Inc. 1,044,886
1,615,450
Energy (2.2%)
6,860 Chevron Corp. 1,326,107
Financials (10.0%)
2,540 American Express Co. 820,547
3,110 Chubb Ltd. 1,016,970
2,970 JPMorgan Chase & Co. 930,293
4,520 Morgan Stanley 861,467
1,130 S&P Global, Inc. 487,290
3,890 Visa, Inc. - Class A 1,283,077
9,330 Wells Fargo & Co. 767,206
6,166,850
Health Care (8.1%)
3,610 Danaher Corp. 646,009
1,270 Eli Lilly & Co. 1,186,942
1,490 Intuitive Surgical, Inc.# 681,839
2,940 IQVIA Holdings, Inc.# 465,608
5,300 Johnson & Johnson 1,218,205
2,470 Stryker Corp. 778,371
4,976,974
Industrials (9.5%)
4,800 Boeing Co.# 1,099,344
570 Caterpillar, Inc. 507,363
1,260 Deere & Co. 743,236
1,700 Eaton Corp. PLC 736,117
4,710 Johnson Controls International PLC 687,801
7,750 Uber Technologies, Inc.# 578,227
2,320 Union Pacific Corp. 625,194
3,660 Waste Management, Inc. 851,133
5,828,415
NUMBER OF
SHARES b b VALUE b
Information Technology (33.3%)
15,200 Apple, Inc. $ 4,124,520
2,970 Applied Materials, Inc. 1,171,635
6,150 Arista Networks, Inc.# 1,062,167
6,500 Broadcom, Inc. 2,713,295
3,390 Datadog, Inc. - Class A# 448,124
7,560 Microsoft Corp. 3,082,817
23,600 NVIDIA Corp. 4,709,852
2,600 Palo Alto Networks, Inc.# 466,232
475 Seagate Technology Holdings PLC 319,979
2,690 Snowflake, Inc.# 367,104
1,120 Synopsys, Inc.# 540,512
3,250 Texas Instruments, Inc. 913,510
2,550 Zebra Technologies Corp. - Class A# 576,963
20,496,710
Materials (2.3%)
1,700 Linde PLC 851,938
1,700 Sherwin-Williams Co. 546,737
1,398,675
Real Estate (1.8%)
7,920 Prologis, Inc. 1,124,798
Utilities (1.9%)
11,730 Southern Co. 1,134,291
TOTAL COMMON STOCKS
(Cost $31,586,890)
60,410,599
TOTAL INVESTMENTS (98.2%)
(Cost $31,586,890)
60,410,599
OTHER ASSETS, LESS LIABILITIES (1.8%)
1,114,224
NET ASSETS (100.0%) $ 61,524,823
# Non-income producing security.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Select Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of April 30, 2026 (see Note
8):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 51 $ 60,410,599 $ — $ — $ 60,410,599
Total $ 60,410,599 $ — $ — $ 60,410,599

Calamos International Growth Fund
Schedule of Investments April 30, 2026 (unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (104.1%)
Communication Services (5.8%)
38,860 AST SpaceMobile, Inc.#^ $ 2,871,754
35,890 Millicom International Cellular SA^ 3,046,343
133,935 SK Telecom Co. Ltd. (ADR)^ 5,010,508
161,500 JPY SKY Perfect JSAT Corp.^ 3,525,985
106,900 JPY SoftBank Group Corp. 3,651,577
18,106,167
Consumer Discretionary (6.1%)
145,300 JPY BuySell Technologies Co. Ltd. 3,114,113
26,506 KRW Hyundai Motor Co. 9,607,359
10,410 Royal Caribbean Cruises Ltd. 2,745,741
43,350 Viking Holdings Ltd.# 3,550,798
19,018,011
Consumer Staples (1.0%)
20,560 PriceSmart, Inc.^ 3,226,275
Energy (2.1%)
25,570 Cameco Corp. 3,146,133
45,100 TechnipFMC PLC 3,408,207
6,554,340
Financials (13.0%)
26,380 EUR BAWAG Group AG* 4,517,595
30,820 EUR Erste Group Bank AG 3,405,487
138,100 EUR ING Groep NV 3,996,804
26,800 KRW KB Financial Group, Inc. 2,934,737
71,900 JPY Mizuho Financial Group, Inc. 3,091,893
118,000 JPY Nishi-Nippon Financial Holdings,
Inc. 2,962,876
177,400 JPY ORIX Corp. 5,970,661
53,960 GBP Plus500 Ltd. 3,277,725
250,000 JPY Shiga Bank Ltd. 3,082,192
96,630 EUR UniCredit SpA 7,467,795
40,707,765
Health Care (5.2%)
128,200 JPY Asahi Intecc Co. Ltd. 2,697,657
12,530 Ascendis Pharma AS (ADR)# 2,874,131
23,350 GBP AstraZeneca PLC 4,430,014
14,780 CHF Galderma Group AG 3,100,746
62,030 Royalty Pharma PLC - Class A 3,107,083
16,209,631
Industrials (26.2%)
120,700 GBP Ceres Power Holdings PLC# 1,016,661
35,000 HKD Contemporary Amperex Technology
Co. Ltd. - Class H^ 2,766,259
11,800 DKK DSV AS 2,902,090
13,280 EUR Exail Technologies SA# 1,932,475
17,200 EUR Exosens SAS 1,313,482
95,800 JPY FANUC Corp. 4,231,780
199,500 JPY Fujikura Ltd.^ 7,697,305
NUMBER OF
SHARES b b VALUE b
177,500 JPY Harmonic Drive Systems, Inc. $ 6,051,247
8,800 EUR HOCHTIEF AG 4,732,895
2,890 KRW Hyosung Heavy Industries Corp. 7,785,110
120,000 JPY Kandenko Co. Ltd. 5,234,581
126,500 JPY Mitsubishi Electric Corp. 5,076,568
147,930 JPY Mitsubishi Heavy Industries Ltd. 4,415,101
149,900 SEK Munters Group AB* 3,304,671
13,000 JPY Nitto Boseki Co. Ltd.^ 2,388,501
1,515 EUR Rheinmetall AG 2,416,137
524,500 GBP Rolls-Royce Holdings PLC 8,440,021
49,020 EUR Siemens Energy AG 10,388,405
82,093,289
Information Technology (37.2%)
29,100 JPY Advantest Corp. 5,433,509
851,000 SGD AEM Holdings Ltd.# 4,937,651
3,520 EUR ASM International NV 3,443,530
5,635 EUR ASML Holding NV 8,145,650
10,770 EUR BE Semiconductor Industries NV 3,150,381
71,000 TWD Delta Electronics, Inc. 4,978,907
60,540 EUR Indra Sistemas SA^ 3,481,919
49,800 EUR Infineon Technologies AG 3,349,311
7,000 JPY Keyence Corp. 3,210,662
28,400 JPY Kioxia Holdings Corp.#^ 6,871,623
28,600 HKD Knowledge Atlas Technology JSC
Ltd. - Class H#^ 3,268,624
581,850 CAD Kraken Robotics, Inc.#^ 3,345,418
23,480 HKD Minimax Group, Inc.#^ 2,193,708
42,800 CNY NAURA Technology Group Co. Ltd.
- Class A 3,386,011
403,200 Nokia OYJ (ADR) 5,205,312
4,620 KRW Samsung Electro-Mechanics Co.
Ltd. 2,650,425
42,320 KRW Samsung Electronics Co. Ltd. 6,372,867
8,620 KRW SK Hynix, Inc. 7,687,040
71,550 EUR STMicroelectronics NV^ 3,898,782
308,000 TWD Taiwan Semiconductor
Manufacturing Co. Ltd. 21,381,929
11,400 JPY Tokyo Electron Ltd. 3,359,382
30,488 Tower Semiconductor Ltd.#^ 6,739,372
116,492,013
Materials (3.9%)
62,350 CAD Alamos Gold, Inc. - Class A 2,487,849
125,520 CAD Hudbay Minerals, Inc.^ 2,903,404
273,720 AUD Lynas Rare Earths Ltd.#^ 3,883,039
17,324 Southern Copper Corp.^ 2,974,357
12,248,649
Real Estate (0.9%)
171,000 HKD Sun Hung Kai Properties Ltd. 2,993,710
Utilities (2.7%)
125,110 EUR Iberdrola SA^ 2,933,105

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos International Growth Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
43,600 EUR RWE AG $ 3,174,625
65,830 GBP SSE PLC^ 2,357,001
8,464,731
TOTAL COMMON STOCKS
(Cost $223,410,657)
326,114,581
WARRANT (0.0%)#
Information Technology (0.0%)
1,260 Constellation Software, Inc.^
03/31/40, Strike $1.00
(Cost $–) —
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (0.1%)#
Other (0.1%)
6,444
65,935,008
iShares MSCI EAFE ETF Put,
05/15/26, Strike $100.00
(Cost $684,501) 412,416
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (13.8%)
43,199,411
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.669%†***
(Cost $43,199,411) $ 43,199,411
TOTAL INVESTMENTS (118.0%)
(Cost $267,294,569)
369,726,408
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-13.8%) (43,199,411)
LIABILITIES, LESS OTHER ASSETS (-4.2%)
(13,301,645)
NET ASSETS (100.0%) $ 313,225,352
# Non-income producing security.
^ Security, or portion of security, is on loan.
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
† Represents investment of cash collateral received from securities on loan as of April 30, 2026.
*** The rate disclosed is the 7 day net yield as of April 30, 2026.
FOREIGN CURRENCY ABBREVIATIONS
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan Renminbi
DKK Danish Krone
EUR European Monetary Unit
GBP British Pound Sterling
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
SEK Swedish Krona
SGD Singapore Dollar
TWD New Taiwan Dollar
ABBREVIATION
ADR American Depositary Receipt
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
COUNTRY EXPOSURE
April 30, 2026
VALUE
% OF TOTAL
INVESTMENTS
Japan $ 82,067,212 25.1%
South Korea 42,048,045 12.8%
Taiwan 26,360,836 8.1%
Germany 24,061,373 7.3%
United Kingdom 19,651,904 6.0%
Netherlands 18,736,364 5.8%
All other countries less than 5% $ 113,601,263 34.9%
Total Investments $326,526,997 100.0%
Country exposure may vary over time.

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos International Growth Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 8):
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
Northern Trust Company Swiss Franc 6/25/26 4,528,000 $ 5,827,032 $ (68,616)
Northern Trust Company Swiss Franc 6/25/26 2,897,000 3,728,116 (43,901)
State Street Bank and Trust Canadian Dollar 6/25/26 4,691,000 3,461,416 (13,167)
Northern Trust Company Swedish Krona 6/25/26 23,825,000 2,587,367 (34,503)
State Street Bank and Trust Canadian Dollar 6/25/26 3,058,000 2,256,450 (8,583)
Northern Trust Company South African Rand 6/25/26 28,903,000 1,728,467 (29,420)
Northern Trust Company Swedish Krona 6/25/26 14,883,000 1,616,276 (21,553)
Northern Trust Company Australian Dollar 6/25/26 1,971,000 1,417,655 17,981
Northern Trust Company South African Rand 6/25/26 20,655,000 1,235,217 (21,025)
Northern Trust Company Australian Dollar 6/25/26 1,298,000 933,596 11,842
$ (210,945)
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 75 $ 57,659,346 $ 268,455,235 $ — $ 326,114,581
Warrant 1 —
*
— — —
Exchange-Traded Purchased Option 1 412,416 — — 412,416
Investment of Cash Collateral for Securities Loaned 1 — 43,199,411 — 43,199,411
Forward Foreign Currency Contracts 2 — 29,823 — 29,823
Total $ 58,071,762 $ 311,684,469 $ — $ 369,756,231
Liabilities: — — — —
Forward Foreign Currency Contracts 8 $ — $ 240,768 $ — $ 240,768
Total $ — $ 240,768 $ — $ 240,768

Calamos Evolving World Growth Fund
Schedule of Investments April 30, 2026 (unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (12.3%)
Communication Services (0.9%)
4,268,000 AST SpaceMobile, Inc.*
2.000%, 01/15/36 $ 4,320,368
Financials (5.9%)
Goldman Sachs Finance Corp.
International Ltd. (Tencent Holdings
Ltd.)*§
10,000,000 0.000%, 01/29/29 14,023,300
3,800,000 Series 700H, 0.000%, 03/07/30 3,784,572
32,000,000 HKD Happy Ever Holdings Ltd.*
0.500%, 07/16/30 4,204,144
35,000,000 HKD Huatai Securities Co. Ltd.*
0.000%, 02/08/27 4,443,090
26,455,106
Industrials (2.3%)
3,620,000 Bloom Energy Corp.*^
0.000%, 11/15/30 6,301,950
3,900,000 ZTO Express Cayman, Inc.*
0.925%, 03/01/31 4,008,888
10,310,838
Information Technology (2.3%)
1,000,000 SK Hynix, Inc.*
1.750%, 04/11/30 10,523,920
Materials (0.9%)
4,300,000 Jinkai Investment Holdings Ltd.*
0.000%, 02/05/31 4,031,035
TOTAL CONVERTIBLE BONDS
(Cost $43,033,290)
55,641,267
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (85.9%)
Communication Services (3.9%)
47,780 Millicom International Cellular SA^ 4,055,566
284,344 ZAR MTN Group Ltd. 3,579,345
152,400 KRW SK Telecom Co. Ltd. 9,875,836
17,510,747
Consumer Discretionary (6.3%)
503,300 HKD Alibaba Group Holding Ltd. 8,294,892
52,900 INR Bharat Forge Ltd. 1,059,230
47,740 KRW Hyundai Motor Co. 17,303,829
378,000 HKD Minth Group Ltd. 1,653,098
28,311,049
Consumer Staples (0.9%)
25,800 PriceSmart, Inc. 4,048,536
NUMBER OF
SHARES b b VALUE b
Energy (0.9%)
53,337 TechnipFMC PLC~ $ 4,030,677
Financials (10.5%)
577,900 EUR Alpha Bank SA 2,319,245
512,195 Banco Bradesco SA ( ADR ) 1,987,317
15,515 ZAR Capitec Bank Holdings Ltd. 4,027,687
6,500 Credicorp Ltd. 2,107,105
36,930 EUR Erste Group Bank AG 4,080,617
362,700 EUR Eurobank SA 1,578,126
27,640 Grupo Cibest SA ( ADR ) 1,884,772
405,272 Itau Unibanco Holding SA ( ADR ) 3,525,866
34,325 KRW KB Financial Group, Inc. 3,758,763
87,737 KRW Mirae Asset Securities Co. Ltd. 3,897,099
34,000 INR Multi Commodity Exchange of
India Ltd. 1,070,301
15,000 HUF OTP Bank Nyrt 2,011,934
1,532,890 MYR RHB Bank Bhd. 3,141,817
26,120 KRW Samsung Life Insurance Co. Ltd. 4,442,469
352,000 INR Shriram Finance Ltd. 3,505,146
358,565 INR State Bank of India 4,069,012
47,407,276
Industrials (15.9%)
97,600 CNY Contemporary Amperex Technology
Co. Ltd. - Class A 6,265,071
50,000 KRW Daewoo Engineering &
Construction Co. Ltd.# 1,198,287
30,960 KRW Doosan Enerbility Co. Ltd.# 2,698,248
4,440 KRW Hanwha Aerospace Co. Ltd. 4,264,840
2,400 KRW HD Hyundai Heavy Industries Co.
Ltd. 1,117,671
13,530 INR Hitachi Energy India Ltd. 4,808,940
4,267 KRW Hyosung Heavy Industries Corp. 11,494,486
2,000,000 HKD Impro Precision Industries Ltd.* 2,663,951
247,950 PHP International Container Terminal
Services, Inc. 2,873,656
159,800 INR KRN Heat Exchanger &
Refrigeration Ltd.# 2,202,744
93,500 INR MTAR Technologies Ltd.#* 6,616,707
3,000 KRW Rainbow Robotics# 1,366,181
18,525 KRW Samsung C&T Corp. 3,784,740
63,000 CNY Sieyuan Electric Co. Ltd. - Class A 1,804,147
13,960 KRW SK Square Co. Ltd.# 8,124,730
61,400 TWD Syntec Technology Co. Ltd. 4,986,112
1,175,800 CNY Weichai Power Co. Ltd. - Class A 5,407,878
71,678,389
Information Technology (42.5%)
103,000 TWD All Ring Tech Co. Ltd. 3,933,469
50,600 TWD Asia Vital Components Co. Ltd. 4,632,596
8,800 TWD ASPEED Technology, Inc. 4,730,637
73,800 TWD Chroma ATE, Inc. 5,042,777
368,000 TWD Compeq Manufacturing Co. Ltd. 2,869,642
96,900 TWD Delta Electronics, Inc. 6,795,156

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Evolving World Growth Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
30,650 TWD Elite Material Co. Ltd. $ 4,566,992
5,730 Fabrinet#~ 3,916,283
57,700 HKD Knowledge Atlas Technology JSC
Ltd. - Class H#^ 6,594,391
41,700 TWD LandMark Optoelectronics Corp. 3,617,184
3,910 Lumentum Holdings, Inc.# 3,528,071
57,000 TWD MediaTek, Inc. 4,758,452
47,260 HKD Minimax Group, Inc.#^ 4,415,445
92,080 CNY Montage Technology Co. Ltd. -
Class A 2,364,623
57,645 CNY NAURA Technology Group Co. Ltd.
- Class A 4,560,435
9,600 KRW Robotis Co. Ltd.# 2,088,421
12,860 KRW Samsung Electro-Mechanics Co.
Ltd. 7,377,590
157,500 KRW Samsung Electronics Co. Ltd. 23,717,545
2,400 KRW Samsung SDI Co. Ltd.# 1,136,657
195,000 CNY Shengyi Technology Co. Ltd. - Class
A 2,210,525
65,900 CNY Suzhou TFC Optical Communication
Co. Ltd. - Class A 2,979,033
1,147,649 TWD Taiwan Semiconductor
Manufacturing Co. Ltd. 79,671,915
261,500 TWD Tripod Technology Corp. 3,767,491
45,000 TWD Universal Microwave Technology,
Inc. 2,238,937
191,514,267
Materials (3.0%)
84,135 CAD Alamos Gold, Inc. - Class A^ 3,357,100
178,200 Cemex SAB de CV ( ADR ) 2,191,860
598,500 HKD China Hongqiao Group Ltd.^ 2,533,478
168,450 CAD Hudbay Minerals, Inc.^ 3,896,418
27,400 KRW HVM Co. Ltd.# 1,654,039
13,632,895
Real Estate (0.6%)
2,450,000 MYR IOI Properties Group Bhd. 2,564,061
Utilities (1.4%)
1,045,000 INR Adani Power Ltd.# 2,461,492
284,940 BRL Axia Energia SA 3,570,525
6,032,017
TOTAL COMMON STOCKS
(Cost $218,520,834)
386,729,914
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.8%)#
Consumer Discretionary (0.1%)
47
8,425,361
MercadoLibre, Inc. Call, 05/15/26,
Strike $1,900.00 201,630
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
481
4,082,728
Sea Ltd. Call, 05/15/26, Strike
$95.00 $ 122,655
324,285
Energy (0.1%)
2,117
4,663,751
Petroleo Brasileiro SA - Petrobras
Call, 06/18/26, Strike $20.00 531,367
Materials (0.1%)
464
7,966,416
Southern Copper Corp. Call,
06/18/26, Strike $180.00 403,680
Other (0.5%)
14,068
90,021,132
iShares MSCI Emerging Markets
ETF Put, 05/15/26, Strike $62.00 907,386
17,654
87,246,068
iShares MSCI India ETF Call,
06/18/26, Strike $52.00 926,835
28,701
82,572,777
KraneShares CSI China Internet ETF
Call, 06/18/26, Strike $33.00 717,525
2,551,746
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $8,381,800)
3,811,078
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.2%)
5,265,667
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.669%†***
(Cost $5,265,667) $ 5,265,667
TOTAL INVESTMENTS (100.2%)
(Cost $275,201,591)
451,447,926
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.2%) (5,265,667)
OTHER ASSETS, LESS LIABILITIES (1.0%)
4,145,460
NET ASSETS (100.0%) $ 450,327,719
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Evolving World Growth Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 8):
^ Security, or portion of security, is on loan.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $3,695,622.
# Non-income producing security.
† Represents investment of cash collateral received from securities on loan as of April 30, 2026.
*** The rate disclosed is the 7 day net yield as of April 30, 2026.
FOREIGN CURRENCY ABBREVIATIONS
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan Renminbi
EUR European Monetary Unit
HKD Hong Kong Dollar
HUF Hungarian Forint
INR Indian Rupee
KRW South Korean Won
MYR Malaysian Ringgit
PHP Philippine Peso
TWD New Taiwan Dollar
ZAR South African Rand
ABBREVIATION
ADR American Depositary Receipt
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
COUNTRY EXPOSURE
April 30, 2026
VALUE
% OF TOTAL
INVESTMENTS
Taiwan $ 131,611,360 29.5%
South Korea 119,825,351 26.9%
China 57,534,994 12.9%
United States 41,827,804 9.4%
India 25,793,573 5.8%
All other countries less than 5% $ 69,589,177 15.5%
Total Investments $446,182,259 100.0%
Country exposure may vary over time.
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
State Street Bank and Trust Indian Rupee 6/25/26 923,721,000 $ 9,688,675 $ (254,457)
Northern Trust Company Mexican Peso 6/25/26 154,291,000 8,794,914 102,834
Northern Trust Company South African Rand 6/25/26 135,199,000 8,085,216 (137,620)
State Street Bank and Trust Thai Baht 6/25/26 132,082,000 4,068,191 (90,508)
State Street Bank and Trust Indonesian Rupiah 6/25/26 70,152,298,000 4,042,559 (73,393)
$ (453,144)
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 9 $ — $ 55,641,267 $ — $ 55,641,267
Common Stocks 74 49,175,382 337,554,532 — 386,729,914
Exchange-Traded Purchased Options 7 3,811,078 — — 3,811,078
Investment of Cash Collateral for Securities Loaned 1 — 5,265,667 — 5,265,667
Forward Foreign Currency Contracts 1 — 102,834 — 102,834
Total $ 52,986,460 $ 398,564,300 $ — $ 451,550,760
Liabilities: — — — —
Forward Foreign Currency Contracts 4 $ — $ 555,978 $ — $ 555,978
Total $ — $ 555,978 $ — $ 555,978

Calamos Global Equity Fund
Schedule of Investments April 30, 2026 (unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BOND (0.3%)
Communication Services (0.3%)
356,000 AST SpaceMobile, Inc.*
2.375%, 10/15/32
(Cost $381,123) $ 496,780
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (92.1%)
Communication Services (9.0%)
24,270 Alphabet, Inc. - Class A 9,339,096
18,080 AST SpaceMobile, Inc.#^ 1,336,112
14,200 EchoStar Corp. - Class A#^ 1,748,588
2,030 Meta Platforms, Inc. - Class A 1,242,178
18,400 Millicom International Cellular SA^ 1,561,792
20,900 KRW SK Telecom Co. Ltd. 1,354,363
16,582,129
Consumer Discretionary (8.2%)
23,340 Amazon.com, Inc.# 6,186,500
57,800 JPY BuySell Technologies Co. Ltd. 1,238,787
9,490 KRW Hyundai Motor Co. 3,439,743
4,670 Tesla, Inc.# 1,782,212
29,300 Viking Holdings Ltd.# 2,399,963
15,047,205
Consumer Staples (3.3%)
38,300 Darling Ingredients, Inc.# 2,460,009
11,060 Philip Morris International, Inc. 1,825,674
10,800 PriceSmart, Inc. 1,694,736
5,980,419
Energy (4.2%)
9,650 Exxon Mobil Corp. 1,489,284
45,300 Halliburton Co. 1,916,190
55,810 TechnipFMC PLC 4,217,562
7,623,036
Financials (7.1%)
12,000 EUR BAWAG Group AG* 2,055,009
10,700 EUR Erste Group Bank AG 1,182,307
1,930 Goldman Sachs Group, Inc. 1,782,876
13,700 KRW KB Financial Group, Inc. 1,500,220
69,200 JPY ORIX Corp. 2,329,030
9,800 Robinhood Markets, Inc. - Class A# 714,322
43,670 EUR UniCredit SpA 3,374,921
12,938,685
Health Care (8.3%)
3,890 Ascendis Pharma AS ( ADR )# 892,288
12,730 GBP AstraZeneca PLC 2,415,164
11,100 Cardinal Health, Inc. 2,140,968
4,610 Eli Lilly & Co. 4,308,506
14,100 Gilead Sciences, Inc. 1,844,844
7,910 Johnson & Johnson 1,818,113
NUMBER OF
SHARES b b VALUE b
36,900 Royalty Pharma PLC - Class A $ 1,848,321
15,268,204
Industrials (13.7%)
8,500 Bloom Energy Corp. - Class A# 2,408,560
1,100 Comfort Systems USA, Inc. 2,024,275
40,400 JPY FANUC Corp. 1,784,592
5,255 GE Vernova, Inc. 5,693,582
67,000 JPY Harmonic Drive Systems, Inc. 2,284,132
1,010 KRW Hyosung Heavy Industries Corp. 2,720,748
45,400 JPY Kandenko Co. Ltd. 1,980,417
34,400 JPY Mitsubishi Electric Corp. 1,380,506
4,800 JPY Nitto Boseki Co. Ltd.^ 881,908
250,700 GBP Rolls-Royce Holdings PLC 4,034,153
25,192,873
Information Technology (33.9%)
9,005 Advanced Micro Devices, Inc.# 3,192,182
2,710 EUR ASML Holding NV 3,917,429
8,890 Broadcom, Inc. 3,710,953
33,700 EUR Indra Sistemas SA^ 1,938,234
31,200 Intel Corp.# 2,947,776
2,000 JPY Keyence Corp. 917,332
7,100 HKD Knowledge Atlas Technology JSC
Ltd. - Class H#^ 811,441
221,000 CAD Kraken Robotics, Inc.#^ 1,270,667
4,560 Lumentum Holdings, Inc.# 4,114,579
6,430 Microsoft Corp.~ 2,622,025
6,600 HKD Minimax Group, Inc.#^ 616,630
145,000 Nokia OYJ ( ADR ) 1,871,950
64,280 NVIDIA Corp. 12,828,360
14,919 Palantir Technologies, Inc. - Class
A# 2,075,382
38,800 KRW Samsung Electronics Co. Ltd. 5,842,798
26,530 EUR STMicroelectronics NV^ 1,445,628
126,700 TWD Taiwan Semiconductor
Manufacturing Co. Ltd. 8,795,748
7,000 Tower Semiconductor Ltd.# 1,547,350
10,800 TTM Technologies, Inc.# 1,708,776
62,175,240
Materials (2.1%)
34,000 CAD Alamos Gold, Inc. - Class A^ 1,356,646
69,600 CAD Hudbay Minerals, Inc.^ 1,609,918
4,739 Southern Copper Corp. 813,639
3,780,203
Utilities (2.3%)
90,900 EUR Iberdrola SA^ 2,131,079
56,700 GBP SSE PLC 2,030,107
4,161,186
TOTAL COMMON STOCKS
(Cost $98,620,110)
168,749,180

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Equity Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
CONVERTIBLE PREFERRED STOCKS (3.9%)
Industrials (2.0%)
51,366
Boeing Co.^
6.000%, 10/15/27§
$ 3,708,625
Information Technology (0.9%)
34,100
Oracle Corp.
6.500%, 01/15/29#
1,659,647
Utilities (1.0%)
35,300
NextEra Energy, Inc.
7.375%, 02/15/29#§
1,853,956
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $6,680,222)
7,222,228
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.3%)#
Information Technology (0.2%)
228
6,186,780
Apple, Inc. Call, 11/20/26, Strike
$275.00 520,410
Other (0.1%)
1,775
18,161,800
iShares MSCI EAFE ETF Put,
05/15/26, Strike $100.00 113,600
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $742,711)
634,010
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (5.4%)
9,828,408
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.669%†***
(Cost $9,828,408) $ 9,828,408
TOTAL INVESTMENTS (102.0%)
(Cost $116,252,574)
186,930,606
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.4%) (9,828,408)
OTHER ASSETS, LESS LIABILITIES (3.4%)
6,213,951
NET ASSETS (100.0%) $ 183,316,149
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
# Non-income producing security.
^ Security, or portion of security, is on loan.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $570,892.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
† Represents investment of cash collateral received from securities on loan as of April 30, 2026.
*** The rate disclosed is the 7 day net yield as of April 30, 2026.
FOREIGN CURRENCY ABBREVIATIONS
CAD Canadian Dollar
CHF Swiss Franc
EUR European Monetary Unit
GBP British Pound Sterling
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
TWD New Taiwan Dollar
ABBREVIATION
ADR American Depositary Receipt
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
COUNTRY EXPOSURE
April 30, 2026
VALUE
% OF TOTAL
INVESTMENTS
United States $ 99,557,962 56.1%
South Korea 14,857,873 8.4%
Japan 12,796,702 7.2%
United Kingdom 12,696,986 7.2%
All other countries less than 5% $ 37,192,675 21.1%
Total Investments $177,102,198 100.0%
Country exposure may vary over time.

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Equity Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 8):
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
Northern Trust Co. Australian Dollar 6/25/26 4,897,000 $ 3,522,201 $ 44,675
Northern Trust Co. Swiss Franc 6/25/26 2,565,000 3,300,869 (38,870)
$ 5,805
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bond 1 $ — $ 496,780 $ — $ 496,780
Common Stocks 65 106,346,754 62,402,426 — 168,749,180
Convertible Preferred Stocks 3 7,222,228 — — 7,222,228
Exchange-Traded Purchased Options 2 634,010 — — 634,010
Investment of Cash Collateral for Securities Loaned 1 — 9,828,408 — 9,828,408
Forward Foreign Currency Contracts 1 — 44,675 — 44,675
Total $ 114,202,992 $ 72,772,289 $ — $ 186,975,281
Liabilities: — — — —
Forward Foreign Currency Contracts 1 $ — $ 38,870 $ — $ 38,870
Total $ — $ 38,870 $ — $ 38,870

Calamos Global Opportunities Fund
Schedule of Investments April 30, 2026 (unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (28.9%)
Communication Services (0.3%)
739,000 AST SpaceMobile , Inc.*
2.375%, 10/15/32 $ 1,031,237
Consumer Discretionary (1.4%)
1,300,000 EUR Deutsche Lufthansa AG*
0.000%, 09/10/32 1,532,748
3,070,000 NCL Corp. Ltd.^
0.875%, 04/15/30 3,241,736
4,774,484
Consumer Staples (0.5%)
1,463,000 Revolution Medicines, Inc.
0.500%, 05/01/33 1,620,112
Energy (2.1%)
2,802,000 Liberty Energy, Inc.*
0.000%, 03/01/31 3,387,282
1,300,000 EUR Saipem SpA *
2.875%, 09/11/29 4,125,506
7,512,788
Financials (1.5%)
1,610,000 Dave, Inc.*
0.000%, 04/01/31 1,996,336
24,000,000 HKD Happy Ever Holdings Ltd.*
0.500%, 07/16/30 3,153,108
5,149,444
Health Care (3.0%)
2,613,000 Bridgebio Pharma, Inc.*
0.750%, 02/01/33 2,582,454
598,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 712,906
1,640,000 Guardant Health, Inc.*^
0.000%, 05/15/33 1,714,194
1,611,000 Ionis Pharmaceuticals, Inc.*
0.000%, 12/01/30 1,679,274
2,782,000 Ligand Pharmaceuticals, Inc.*
0.750%, 10/01/30 3,738,924
10,427,752
Industrials (4.6%)
1,130,000 Astronics Corp.*
0.000%, 01/15/31 1,668,818
3,026,000 Bloom Energy Corp.*
0.000%, 11/15/30 5,267,873
3,227,000 BWX Technologies, Inc.*^
0.000%, 11/01/30 3,504,264
1,000,000 EUR Exail Technologies SA*
4.000%, 10/01/30 , 5 yr. EUR
Swap + 13.000% 1,612,642
1,570,000 OSI Systems, Inc.*^
0.500%, 02/01/31 1,675,692
PRINCIPAL
AMOUNT a a VALUE a
16,000,000 CNY Zoomlion Heavy Industry Science &
Technology Co. Ltd.*
0.700%, 02/05/31 $ 2,358,751
16,088,040
Information Technology (6.9%)
350,000,000 JPY Advantest Corp.*
0.000%, 03/28/31 2,659,066
1,800,000 EUR AIXTRON SE*
0.000%, 04/23/31 2,602,305
1,450,000 Avnet, Inc.*
1.750%, 09/01/30 1,898,905
1,352,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 6,591,041
1,600,000 Microchip Technology, Inc.*
0.000%, 02/15/30 1,831,008
1,542,000 Nebius Group NV*
1.250%, 03/15/31 1,714,519
1,510,000 ON Semiconductor Corp.
0.500%, 03/01/29 1,838,802
1,600,000 STMicroelectronics NV Series B*
0.000%, 08/04/27 2,044,112
2,543,000 Ultra Clean Holdings, Inc.*
0.000%, 03/15/31 3,160,364
24,340,122
Materials (1.3%)
1,180,000 First Majestic Silver Corp.*
0.125%, 01/15/31 1,443,588
1,700,000 Jinkai Investment Holdings Ltd.*
0.000%, 02/05/31 1,593,665
1,400,000 KCC Corp.*
1.750%, 07/10/30 1,713,516
4,750,769
Real Estate (0.9%)
3,009,000 Realty Income Corp.*
3.500%, 01/15/29 3,129,270
Utilities (6.4%)
3,071,000 CenterPoint Energy, Inc.*
3.000%, 08/01/28 3,258,638
3,180,000 Duke Energy Corp.*
3.000%, 03/15/29 3,188,872
1,500,000 Exelon Corp.*
3.250%, 03/15/29 1,519,830
5,500,000 EUR Iberdrola Finanzas SA*
1.500%, 03/27/30 7,499,052
3,246,000 PPL Capital Funding, Inc.
2.875%, 03/15/28 3,744,781
2,838,000 Southern Co.
4.500%, 06/15/27 3,170,131
22,381,304
TOTAL CONVERTIBLE BONDS
(Cost $86,739,184)
101,205,322

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Opportunities Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (62.7%)
Communication Services (8.0%)
46,320 Alphabet, Inc. - Class A $ 17,823,936
37,592 AST SpaceMobile , Inc.#^ 2,778,049
3,915 Meta Platforms, Inc. - Class A 2,395,627
896,000 SGD Singapore Telecommunications Ltd. 3,245,131
27,100 KRW SK Telecom Co. Ltd. 1,756,136
27,998,879
Consumer Discretionary (5.5%)
32,880 Amazon.com, Inc.# 8,715,173
11,710 KRW Hyundai Motor Co. 4,244,404
9,201 Tesla, Inc.# 3,511,377
31,910 Viking Holdings Ltd.# 2,613,748
19,084,702
Consumer Staples (1.2%)
26,185 Philip Morris International, Inc. 4,322,358
Energy (3.1%)
24,865 Exxon Mobil Corp. 3,837,416
78,600 Halliburton Co. 3,324,780
48,300 TechnipFMC PLC 3,650,031
10,812,227
Financials (7.2%)
14,300 EUR BAWAG Group AG* 2,448,886
26,700 Citigroup, Inc. 3,417,066
13,830 EUR Erste Group Bank AG 1,528,160
3,760 Goldman Sachs Group, Inc. 3,473,375
9,805 JPMorgan Chase & Co. 3,071,220
17,930 KRW KB Financial Group, Inc. 1,963,426
69,300 JPY ORIX Corp. 2,332,395
101,000 Sumitomo Mitsui Financial Group,
Inc. ( ADR )^ 2,144,230
64,625 EUR UniCredit SpA 4,994,373
25,373,131
Health Care (5.7%)
16,900 GBP AstraZeneca PLC 3,206,306
14,650 Cardinal Health, Inc. 2,825,692
5,985 Eli Lilly & Co. 5,593,581
11,200 Gilead Sciences, Inc. 1,465,408
14,825 Johnson & Johnson 3,407,526
71,600 Royalty Pharma PLC - Class A 3,586,444
20,084,957
Industrials (8.1%)
1,130 Comfort Systems USA, Inc. 2,079,483
39,000 JPY FANUC Corp. 1,722,750
6,765 GE Vernova , Inc. 7,329,607
65,500 JPY Harmonic Drive Systems, Inc. 2,232,995
1,009 KRW Hyosung Heavy Industries Corp. 2,718,054
43,800 JPY Kandenko Co. Ltd. 1,910,622
64,700 JPY Mitsubishi Electric Corp. 2,596,474
NUMBER OF
SHARES b b VALUE b
262,091 GBP Rolls-Royce Holdings PLC $ 4,217,452
14,490 Waste Management, Inc. 3,369,649
28,177,086
Information Technology (22.3%)
11,855 Advanced Micro Devices, Inc.# 4,202,479
3,960 EUR ASML Holding NV 5,724,361
12,260 Broadcom, Inc. 5,117,692
24,300 EUR Indra Sistemas SA^ 1,397,599
61,895 Intel Corp.# 5,847,840
286,000 CAD Kraken Robotics, Inc.#^ 1,644,392
12,375 Microsoft Corp. 5,046,277
95,405 NVIDIA Corp. 19,039,976
11,799 Palantir Technologies, Inc. - Class
A# 1,641,359
71,650 KRW Samsung Electronics Co. Ltd. 10,789,600
222,000 TWD Taiwan Semiconductor
Manufacturing Co. Ltd. 15,411,650
9,300 Tower Semiconductor Ltd.# 2,055,765
77,918,990
Materials (0.7%)
64,650 CAD Alamos Gold, Inc. - Class A^ 2,579,622
Utilities (0.9%)
91,400 GBP SSE PLC^ 3,272,519
TOTAL COMMON STOCKS
(Cost $121,917,699)
219,624,471
CONVERTIBLE PREFERRED STOCKS (4.9%)
Industrials (3.0%)
146,708
Boeing Co.^
6.000%, 10/15/27
10,592,318
Information Technology (1.0%)
68,500
Oracle Corp.
6.500%, 01/15/29#
3,333,895
Utilities (0.9%)
63,400
NextEra Energy, Inc.
7.375%, 02/15/29#
3,329,768
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $15,245,541)
17,255,981

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Opportunities Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (1.7%)#
Consumer Discretionary (0.0%)
1,000
1,818,000
Norwegian Cruise Line Holdings
Ltd. Call, 05/15/26, Strike $25.00 $ 4,000
Consumer Staples (0.4%)
760
4,881,480
Darling Ingredients, Inc. Call,
07/17/26, Strike $45.00 1,451,600
Information Technology (1.2%)
442
11,993,670
Apple, Inc. Call, 11/20/26, Strike
$275.00 1,008,865
172
7,179,796
Broadcom, Inc. Call, 06/18/26,
Strike $400.00 697,460
3,828
4,941,948
Nokia OYJ Call, 06/18/26, Strike
$8.00 1,875,720
340
6,785,380
NVIDIA Corp. Call, 06/18/26, Strike
$200.00 430,100
4,012,145
Other (0.1%)
801
53,485,974
Invesco QQQ Trust Put, 05/15/26,
Strike $595.00 40,450
3,411
34,901,352
iShares MSCI EAFE ETF Put,
05/15/26, Strike $100.00 218,304
258,754
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $4,798,275)
5,726,499
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.4%)
11,863,911
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.669%†***
(Cost $11,863,911) $ 11,863,911
TOTAL INVESTMENTS (101.6%)
(Cost $240,564,610)
355,676,184
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.4%) (11,863,911)
OTHER ASSETS, LESS LIABILITIES (1.8%)
6,311,693
NET ASSETS (100.0%) $ 350,123,966
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^ Security, or portion of security, is on loan.
# Non-income producing security.
† Represents investment of cash collateral received from securities on loan as of April 30, 2026.
*** The rate disclosed is the 7 day net yield as of April 30, 2026.
FOREIGN CURRENCY ABBREVIATIONS
CAD Canadian Dollar
CNY Chinese Yuan Renminbi
EUR European Monetary Unit
GBP British Pound Sterling
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
SGD Singapore Dollar
TWD New Taiwan Dollar
ABBREVIATION
ADR American Depositary Receipt
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
COUNTRY EXPOSURE
April 30, 2026
VALUE
% OF TOTAL
INVESTMENTS
United States $ 218,092,643 63.4%
South Korea 23,185,137 6.8%
All other countries less than 5% $ 102,534,493 29.8%
Total Investments $343,812,273 100.0%
Country exposure may vary over time.

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Opportunities Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 8):
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
Northern Trust Company Australian Dollar 6/25/26 9,501,000 $ 6,833,659 $ 86,676
Northern Trust Company Swiss Franc 6/25/26 4,977,000 6,404,845 (75,421)
State Street Bank and Trust Canadian Dollar 6/25/26 4,475,000 3,302,032 (12,560)
$ (1,305)
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 38 $ — $ 101,205,322 $ — $ 101,205,322
Common Stocks 51 141,911,178 77,713,293 — 219,624,471
Convertible Preferred Stocks 3 17,255,981 — — 17,255,981
Exchange-Traded Purchased Options 8 5,726,499 — — 5,726,499
Investment of Cash Collateral for Securities Loaned 1 — 11,863,911 — 11,863,911
Forward Foreign Currency Contracts 1 — 86,676 — 86,676
Total $ 164,893,658 $ 190,869,202 $ — $ 355,762,860
Liabilities: — — — —
Forward Foreign Currency Contracts 2 $ — $ 87,981 $ — $ 87,981
Total $ — $ 87,981 $ — $ 87,981

Calamos International Small Cap Growth Fund
Schedule of Investments April 30, 2026 (unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (97.3%)
Communication Services (7.0%)
3,770 Millicom International Cellular SA $ 319,998
4,400 KRW SK Telecom Co. Ltd. 285,129
8,900 JPY SKY Perfect JSAT Corp. 194,311
27,500 BRL TIM SA 143,003
942,441
Consumer Discretionary (6.3%)
8,400 JPY BuySell Technologies Co. Ltd. 180,031
16,000 HKD Minth Group Ltd. 69,972
6,500 JPY Nextage Co. Ltd. 142,677
2,100 JPY Open House Group Co. Ltd. 123,593
12,600 EUR Schaeffler AG 119,797
13,545 EUR Westwing Group SE# 211,273
847,343
Consumer Staples (1.9%)
1,620 PriceSmart, Inc. 254,210
Energy (3.1%)
20,800 CAD CES Energy Solutions Corp. 296,148
33,100 Denison Mines Corp.# 126,773
422,921
Financials (10.9%)
10,700 EUR Bank of Cyprus Holdings PLC 115,954
1,480 EUR BAWAG Group AG* 253,451
5,050 INR Multi Commodity Exchange of
India Ltd. 158,971
4,700 JPY Nishi-Nippon Financial Holdings,
Inc. 118,013
3,200 GBP Plus500 Ltd. 194,380
3,400 EUR Revo Insurance SpA 101,755
12,500 JPY Shiga Bank Ltd. 154,110
6,600 CAD Stack Capital Group, Inc.# 129,925
5,020 ILS Tel Aviv Stock Exchange Ltd. 252,596
1,479,155
Health Care (2.3%)
6,500 JPY Asahi Intecc Co. Ltd. 136,777
750 Ascendis Pharma AS ( ADR )# 172,035
308,812
Industrials (26.4%)
34,088 GBP Ceres Power Holdings PLC# 288,418
860 EUR Exail Technologies SA# 125,145
4,610 EUR Exosens SAS 352,044
1,420 DKK FLSmidth & Co. AS 105,466
8,800 JPY Harmonic Drive Systems, Inc. 300,005
180 KRW Hyosung Heavy Industries Corp. 484,886
850 KRW Hyundai Glovis Co. Ltd. 131,243
4,160 GBP IMI PLC 158,446
56,000 HKD Impro Precision Industries Ltd.* 74,591
8,000 JPY Kandenko Co. Ltd. 348,972
NUMBER OF
SHARES b b VALUE b
6,200 TWD Kinik Co. $ 108,067
8,400 INR KRN Heat Exchanger &
Refrigeration Ltd.# 115,789
3,810 INR MTAR Technologies Ltd.#* 269,622
11,780 SEK Munters Group AB* 259,700
700 JPY Nitto Boseki Co. Ltd. 128,612
1,100 EUR Pfisterer Holding SE# 133,923
2,400 TWD Syntec Technology Co. Ltd. 194,897
3,579,826
Information Technology (30.6%)
58,400 SGD AEM Holdings Ltd.# 338,847
4,500 TWD All Ring Tech Co. Ltd. 171,851
620 TWD ASPEED Technology, Inc. 333,295
2,343 CNY Beijing Huafeng Test & Control
Technology Co. Ltd. - Class A 120,564
2,250 TWD Chroma ATE, Inc. 153,743
13,000 TWD Compeq Manufacturing Co. Ltd. 101,373
1,400 TWD Elite Material Co. Ltd. 208,606
290 KRW Hyundai Autoever Corp. 89,607
4,000 JPY Ibiden Co. Ltd. 342,121
3,550 EUR Indra Sistemas SA 204,176
6,700 EUR Jenoptik AG 263,672
37,200 CAD Kraken Robotics, Inc.# 213,886
4,620 TWD LandMark Optoelectronics Corp. 400,753
3,000 JPY Micronics Japan Co. Ltd. 252,227
1,010 ILS Next Vision Stabilized Systems Ltd. 115,776
9,100 JPY Optex Group Co. Ltd. 169,276
1,750 TWD Phison Electronics Corp. 109,508
390 KRW Robotis Co. Ltd.# 84,842
700 JPY Seikoh Giken Co. Ltd. 130,173
2,000 TWD Universal Microwave Technology,
Inc. 99,508
3,700 JPY Yamaichi Electronics Co. Ltd. 246,865
4,150,669
Materials (5.6%)
8,800 JPY Carlit Co. Ltd. 153,699
8,850 CAD Hudbay Minerals, Inc. 204,709
1,390 KRW HVM Co. Ltd.# 83,909
10,650 AUD Lynas Rare Earths Ltd.# 151,083
42,200 AUD Westgold Resources Ltd. 167,584
760,984
Real Estate (1.1%)
47,500 HKD Kerry Properties Ltd. 144,578
Utilities (2.1%)
1,000 EUR Grenergy Renovables SA# 141,915
11,820 EUR Italgas SpA 142,784
284,699
TOTAL COMMON STOCKS
(Cost $9,715,459)
13,175,638

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos International Small Cap Growth Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (0.1%)#
Other (0.1%)
264
2,701,248
iShares MSCI EAFE ETF Put,
05/15/26, Strike $100.00
(Cost $28,043) $ 16,896
TOTAL INVESTMENTS (97.4%)
(Cost $9,743,502)
13,192,534
OTHER ASSETS, LESS LIABILITIES (2.6%)
346,430
NET ASSETS (100.0%) $ 13,538,964
# Non-income producing security.
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
FOREIGN CURRENCY ABBREVIATIONS
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan Renminbi
DKK Danish Krone
EUR European Monetary Unit
GBP British Pound Sterling
HKD Hong Kong Dollar
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
SEK Swedish Krona
SGD Singapore Dollar
TWD New Taiwan Dollar
ABBREVIATION
ADR American Depositary Receipt
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
COUNTRY EXPOSURE
April 30, 2026
VALUE
% OF TOTAL
INVESTMENTS
Japan $ 3,121,461 23.7%
Taiwan 1,881,601 14.3%
South Korea 1,159,617 8.8%
Canada 971,441 7.4%
Germany 728,665 5.5%
All other countries less than 5% $ 5,329,749 40.3%
Total Investments $13,192,534 100.0%
Country exposure may vary over time.
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
State Street Bank and Trust Japanese Yen 6/25/26 74,397,000 $ 476,836 $ 1,616
Northern Trust Company Australian Dollar 6/25/26 497,000 356,729 3,793
State Street Bank and Trust South African Rand 6/25/26 1,153,000 68,718 (1,342)
$ 4,067
COUNTERPARTY
SHORT
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
State Street Bank and Trust Japanese Yen 6/25/26 74,397,000 $ 476,836 $ 440

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos International Small Cap Growth Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of April 30, 2026 (see Note
8):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 70 $ 2,250,069 $ 10,925,569 $ — $ 13,175,638
Exchange-Traded Purchased Option 1 16,896 — — 16,896
Forward Foreign Currency Contracts 3 — 5,849 — 5,849
Total $ 2,266,965 $ 10,931,418 $ — $ 13,198,383
Liabilities: — — — —
Forward Foreign Currency Contracts 1 $ — $ 1,342 $ — $ 1,342
Total $ — $ 1,342 $ — $ 1,342

Calamos Total Return Bond Fund
Schedule of Investments April 30, 2026 (unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITIES (3.9%)
Financials (2.1%)
1,740
Amur Equipment Finance
Receivables XI LLC
Series 2022-2A, Class A2*
5.300%, 06/21/28                     $ 1,741
60,050
CLI Funding VI LLC
Series 2020-3A, Class A*
2.070%, 10/18/45                     56,424
62,475
ELFI Graduate Loan Program LLC
Series 2022-A, Class A*
4.510%, 08/26/47                     61,115
54
Enterprise Fleet Financing LLC
Series 2022-4, Class A2*
5.760%, 10/22/29                     54
150,000
Hertz Vehicle Financing III LP
Series 2021-2A, Class A*
1.680%, 12/27/27                     148,233
237,000
Progress Residential Trust
Series 2021-SFR5, Class B*
1.658%, 07/17/38                     235,490
503,057
Other (1.8%)
150,000
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2*
1.937%, 08/15/46                     148,884
100,000
SCF Equipment Leasing LLC
Series 2025-2A, Class A3*
4.330%, 06/20/36                     99,271
98,417
SVC ABS LLC
Series 2023-1A, Class A*
5.150%, 02/20/53                     98,452
72,510
USAA Auto Owner Trust
Series 2024-A, Class A3*
5.030%, 03/15/29                     72,904
419,511
TOTAL ASSET BACKED
SECURITIES
(Cost $931,316)
922,568
CORPORATE BONDS (46.2%)
Airlines (1.3%)
81,285 Air Canada Pass-Through Trust
Series 2015-2, Class AA*
3.750%, 06/15/29 79,961
71,108 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*
4.800%, 02/15/29 71,115
54,579 British Airways Pass-Through Trust
Series 2019-1, Class A*
3.350%, 12/15/30 53,393
107,935 JetBlue Pass-Through Trust Series
2019, Class AA
2.750%, 11/15/33 95,009
299,478
PRINCIPAL
AMOUNT a a VALUE a
Communication Services (2.4%)
100,000 AT&T, Inc.
5.125%, 04/30/36 $ 98,302
60,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital
2.800%, 04/01/31 53,742
50,000 Comcast Corp.
3.900%, 03/01/38 42,970
75,000 Frontier North, Inc. Series G
6.730%, 02/15/28 77,257
75,000 Paramount Global
3.700%, 10/04/26 74,621
100,000 T-Mobile USA, Inc.
6.700%, 12/15/33 109,675
100,000 Verizon Communications, Inc.
4.016%, 12/03/29 98,647
555,214
Consumer Discretionary (3.3%)
50,000 Bath & Body Works, Inc.*
6.625%, 10/01/30 50,716
25,000 Caesars Entertainment, Inc.*
7.000%, 02/15/30 25,388
150,000 Cargill, Inc.*^
3.125%, 05/25/51 98,724
50,000 goeasy Ltd.*^
7.625%, 07/01/29 44,827
60,000 Lithia Motors, Inc.*
5.500%, 10/01/30 59,734
100,000 Lowe's Cos., Inc.
4.250%, 03/15/31 98,519
60,000 M/I Homes, Inc.
3.950%, 02/15/30 57,044
60,000 Mattel, Inc.
6.200%, 10/01/40 59,534
100,000 Meritage Homes Corp.*
3.875%, 04/15/29 97,430
100,000 NIKE, Inc.
2.850%, 03/27/30 94,492
100,000 Tractor Supply Co.
5.250%, 05/15/33 100,929
787,337
Consumer Staples (3.2%)
125,000 Anheuser-Busch InBev Worldwide,
Inc.
3.500%, 06/01/30 120,933
125,000 Archer-Daniels-Midland Co.
3.250%, 03/27/30 119,808
125,000 Costco Wholesale Corp.
1.600%, 04/20/30 113,267
60,000 Edgewell Personal Care Co.*
4.125%, 04/01/29 57,362
125,000 Hershey Co.
1.700%, 06/01/30 112,434
100,000 Kimberly-Clark Corp.
3.100%, 03/26/30 95,397

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Total Return Bond Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
100,000 Novartis Capital Corp.
4.700%, 09/18/54 $ 86,913
50,000 Pilgrim's Pride Corp.
4.250%, 04/15/31 48,077
754,191
Energy (0.9%)
60,000 Energy Transfer LP‡
6.943%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 59,814
100,000 EQT Corp.*
3.125%, 05/15/26 99,903
60,000 Sunoco LP*
5.625%, 03/15/31 60,241
219,958
Financials (18.4%)
60,000 Affiliated Managers Group, Inc.
3.300%, 06/15/30 56,468
60,000 Ally Financial, Inc. Series B‡
4.700%, 05/15/26 , 5 yr. CMT +
3.868% 59,918
50,000 American Homes 4 Rent LP
4.950%, 06/15/30 50,297
100,000 Arthur J Gallagher & Co.
5.000%, 02/15/32 100,300
100,000 Avolon Holdings Funding Ltd.*
4.700%, 01/30/31 98,306
100,000 Bank of America Corp.‡
2.087%, 06/14/29 , 1 day USD
SOFR + 1.060% 95,199
150,000 Bank of Montreal‡
3.088%, 01/10/37 , 5 yr. CMT +
1.400% 134,338
100,000 Bank of New York Mellon Corp.‡
5.834%, 10/25/33 , 1 day USD
SOFR Index + 2.074% 105,839
150,000 Berkshire Hathaway Finance Corp.
4.250%, 01/15/49 122,928
100,000 BlackRock Funding, Inc.
5.250%, 03/14/54 93,538
125,000 BP Capital Markets PLC‡
4.875%, 03/22/30 , 5 yr. CMT +
4.398% 124,031
75,000 Brookfield Finance, Inc.
2.724%, 04/15/31 68,188
100,000 Brown & Brown, Inc.
5.650%, 06/11/34 101,024
150,000 Capital One Financial Corp.‡
2.359%, 07/29/32 , 1 day USD
SOFR + 1.337% 129,349
100,000 CBRE Services, Inc.
4.900%, 01/15/33 98,878
100,000 Charles Schwab Corp. Series I‡
4.000%, 06/01/26 , 5 yr. CMT +
3.168% 99,933
100,000 Chubb INA Holdings LLC
4.150%, 03/13/43 84,204
PRINCIPAL
AMOUNT a a VALUE a
60,000 Citigroup, Inc. Series HH‡
6.625%, 02/15/31 , 5 yr. CMT +
3.001% $ 60,699
100,000 Citizens Financial Group, Inc.‡
5.718%, 07/23/32 , 1 day USD
SOFR + 1.910% 103,037
100,000 Essent Group Ltd.
6.250%, 07/01/29 103,506
100,000 Essential Properties LP
2.950%, 07/15/31 90,649
115,000 Essex Portfolio LP
2.650%, 03/15/32 101,683
75,000 First Citizens BancShares, Inc.
Series D‡
7.000%, 12/15/30 , 5 yr. CMT +
3.301% 75,455
100,000 FNB Corp.‡
5.722%, 12/11/30 , 1 day USD
SOFR Index + 1.930% 100,982
75,000 Gabx Leasing LLC*
4.625%, 04/15/31 74,095
125,000 Globe Life, Inc.
4.550%, 09/15/28 124,820
100,000 GLP Capital LP/GLP Financing II,
Inc.
3.250%, 01/15/32 89,607
35,000 Goldman Sachs Private Credit
Corp.*
5.050%, 02/23/28 34,603
83,000 Huntington Bancshares, Inc. Series
K^‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% 83,137
100,000 Intercontinental Exchange, Inc.^
4.200%, 03/15/31 98,774
125,000 JPMorgan Chase & Co. Series KK^‡
3.650%, 06/01/26 , 5 yr. CMT +
2.850% 124,858
200,000 LSEG Finance PLC*
2.000%, 04/06/28 190,960
100,000 M&T Bank Corp.‡
4.833%, 01/16/29 , 1 day USD
SOFR + 0.930% 100,404
100,000 MetLife, Inc.
6.400%, 12/15/66 102,661
100,000 Morgan Stanley‡
5.042%, 07/19/30 , 1 day USD
SOFR + 1.215% 101,140
100,000 Northern Trust Corp.‡
5.117%, 11/19/40 , 5 yr. CMT +
1.050% 97,842
118,000 PartnerRe Finance B LLC‡
4.500%, 10/01/50 , 5 yr. CMT +
3.815% 113,424
100,000 Primerica, Inc.
2.800%, 11/19/31 90,012
100,000 Prologis LP
2.875%, 11/15/29 95,025
100,000 Toronto-Dominion Bank^
4.456%, 06/08/32 98,527

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Total Return Bond Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
125,000 Travelers Cos., Inc.
2.550%, 04/27/50 $ 73,871
100,000 U.S. Bancorp‡
5.100%, 07/23/30 , 1 day USD
SOFR + 1.250% 101,723
200,000 USAA Capital Corp.*
2.125%, 05/01/30 182,972
125,000 Wells Fargo & Co.
4.400%, 06/14/46 100,400
4,337,604
Health Care (2.8%)
100,000 CVS Health Corp.
4.780%, 03/25/38 92,823
60,000 DaVita, Inc.*
4.625%, 06/01/30 58,133
100,000 Elanco Animal Health, Inc.
6.400%, 08/28/28 102,680
150,000 Johnson & Johnson
3.400%, 01/15/38 129,994
100,000 Kaiser Foundation Hospitals Series
2021
2.810%, 06/01/41 72,863
100,000 Royalty Pharma PLC
2.200%, 09/02/30 90,331
100,000 Zoetis, Inc.
5.600%, 11/16/32 104,613
651,437
Industrials (4.2%)
100,000 Burlington Northern Santa Fe LLC
4.950%, 09/15/41 95,738
100,000 Cummins, Inc.
4.875%, 10/01/43 93,797
80,000 GXO Logistics, Inc.
1.650%, 07/15/26 79,505
75,000 Honeywell Aerospace, Inc.*
4.600%, 03/16/33 74,105
100,000 Honeywell International, Inc.
1.950%, 06/01/30 90,754
100,000 Illinois Tool Works, Inc.
4.875%, 09/15/41 94,558
60,000 Paychex, Inc.
5.100%, 04/15/30 60,632
250,000 SMBC Aviation Capital Finance
DAC*
1.900%, 10/15/26 247,088
60,000 TransDigm, Inc.*
6.375%, 03/01/29 61,299
105,371 United Airlines Pass-Through Trust
Series A, Class A
4.550%, 02/25/33 101,725
999,201
Information Technology (4.3%)
150,000 Apple, Inc.
4.375%, 05/13/45 130,793
125,000 Applied Materials, Inc.
4.350%, 04/01/47 105,731
PRINCIPAL
AMOUNT a a VALUE a
110,000 CGI, Inc.
2.300%, 09/14/31 $ 96,066
60,000 Fortinet, Inc.
2.200%, 03/15/31 53,428
60,000 Intuit, Inc.
5.200%, 09/15/33 60,766
125,000 NVIDIA Corp.
3.500%, 04/01/40 104,219
60,000 Roper Technologies, Inc.
4.900%, 10/15/34 58,111
60,000 Synopsys, Inc.
4.850%, 04/01/30 60,520
100,000 Take-Two Interactive Software, Inc.
4.950%, 03/28/28 100,784
60,000 TTM Technologies, Inc.*
4.000%, 03/01/29 58,179
60,000 Twilio, Inc.^
3.625%, 03/15/29 57,705
100,000 VMware LLC
1.800%, 08/15/28 94,493
25,000 Zebra Technologies Corp.*
6.500%, 06/01/32 25,496
1,006,291
Other (0.9%)
75,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 79,697
125,000 Intact Financial Corp.*
5.459%, 09/22/32 127,691
207,388
Real Estate (1.2%)
100,000 EPR Properties
4.950%, 04/15/28 100,068
100,000 Global Net Lease, Inc.*
4.500%, 09/30/28 97,637
100,000 Public Storage Operating Co.
2.300%, 05/01/31 90,061
287,766
Utilities (3.3%)
150,000 Berkshire Hathaway Energy Co.
3.800%, 07/15/48 110,425
100,000 Consolidated Edison Co. of New
York, Inc. Series 20A
3.350%, 04/01/30 96,061
150,000 Duke Energy Carolinas LLC
3.700%, 12/01/47 111,045
125,000 Entergy Texas, Inc.
1.750%, 03/15/31 109,623
150,000 Northern States Power Co.
3.750%, 12/01/47 108,220
150,000 Public Service Electric & Gas Co.
3.600%, 12/01/47 110,103

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Total Return Bond Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
PRINCIPAL
AMOUNT a a VALUE a
125,000 Southern Co. Series 21-A‡
3.750%, 09/15/51 , 5 yr. CMT +
2.915% $ 124,479
769,956
TOTAL CORPORATE BONDS
(Cost $11,541,775)
10,875,821
RESIDENTIAL MORTGAGE BACKED SECURITY (0.4%)
Other (0.4%)
100,000
BX Trust
Series 2019-OC11, Class A*
3.202%, 12/09/41
(Cost $101,243) 94,757
U.S. GOVERNMENT AND AGENCY SECURITIES (47.9%)
Other (47.9%)
Federal Home Loan Mortgage Corp.
108,807 4.000%, 05/01/49 103,242
54,580 2.500%, 02/01/35 51,473
Federal National Mortgage
Association
499,156 6.000%, 09/01/53 511,276
581,579 6.000%, 03/01/54 594,466
351,918 5.500%, 12/01/52 356,463
573,011 5.500%, 08/01/53 578,120
64,960 4.500%, 04/01/48 63,612
213,543 4.500%, 06/01/52 206,804
389,681 4.500%, 11/01/52 377,203
601,870 4.500%, 02/01/53 582,391
37,216 4.000%, 03/01/47 35,424
83,633 4.000%, 06/01/48 79,490
446,006 4.000%, 11/01/52 420,227
115,219 3.500%, 08/01/47 106,523
54,823 3.500%, 02/01/49 50,612
96,422 3.500%, 11/01/49 88,736
330,235 3.500%, 04/01/50 303,814
56,797 3.000%, 02/01/33 54,997
32,960 3.000%, 01/01/35 31,603
206,917 3.000%, 07/01/46 186,111
134,653 3.000%, 03/01/47 121,114
50,294 3.000%, 07/01/49 44,579
419,233 3.000%, 04/01/50 372,278
60,774 2.500%, 09/01/31 58,722
496,017 2.500%, 04/01/50 422,040
661,468 2.500%, 07/01/51 559,649
Government National Mortgage
Association
111,189 3.500%, 10/20/47 102,643
84,532 3.000%, 10/20/47 76,201
U.S. Treasury Bonds
200,000 4.000%, 11/15/42 179,703
425,000 3.625%, 02/15/53 336,746
550,000 3.500%, 02/15/39 493,367
400,000 3.000%, 05/15/47 294,406
200,000 2.875%, 05/15/52 136,969
500,000 2.000%, 02/15/50 287,773
300,000 1.125%, 05/15/40 187,852
PRINCIPAL
AMOUNT a a VALUE a
U.S. Treasury Notes
635,000 4.000%, 11/15/35 $ 616,347
500,000 3.875%, 08/15/34 485,273
500,000 3.750%, 08/31/31 492,481
500,000 3.500%, 11/30/30 489,492
400,000 3.375%, 11/30/27 396,945
350,000 3.375%, 12/31/27^ 347,156
TOTAL U.S. GOVERNMENT AND
AGENCY SECURITIES
(Cost $12,345,345)
11,284,323
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.3%)
295,000
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.669%†***
(Cost $295,000) $ 295,000
TOTAL INVESTMENTS (99.7%)
(Cost $25,214,679)
23,472,469
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.3%) (295,000)
OTHER ASSETS, LESS LIABILITIES (1.6%)
358,560
NET ASSETS (100.0%) $ 23,536,029
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^ Security, or portion of security, is on loan.
‡ Variable rate security. The rate shown is the rate in effect at April 30,
2026.
† Represents investment of cash collateral received from securities on loan as of April 30, 2026.
*** The rate disclosed is the 7 day net yield as of April 30, 2026.
ABBREVIATION
SOFR Secured Overnight Financing Rate
CMT Constant Maturity Treasury

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Total Return Bond Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of April 30, 2026 (see Note
8):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Securities 10 $ — $ 922,568 $ — $ 922,568
Corporate Bonds 119 — 10,875,821 — 10,875,821
Residential Mortgage Backed Security 1 — 94,757 — 94,757
U.S. Government and Agency Securities 41 — 11,284,323 — 11,284,323
Investment of Cash Collateral for Securities Loaned 1 — 295,000 — 295,000
Total $ — $ 23,472,469 $ — $ 23,472,469

Calamos High Income Opportunities Fund
Schedule of Investments April 30, 2026 (unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.4%)
Other (0.4%)
100,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $96,807) $ 98,826
BANK LOANS (15.2%)i
Communication Services (2.6%)
55,000
Altice France SA!
2025 USD Term Loan B14,
0.000%, 05/31/31 56,129
68,821
Altice France SA‡
2025 USD Term Loan B14,
10.548%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 70,235
38,063
Audacy Capital Corp.‡
2024 Term Loan B,
9.767%, 10/01/29 1 mo. USD Term
SOFR + 6.000% 30,260
3,332
Audacy Capital Corp.‡
2024 Term Loan A,
10.767%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 3,312
49,248
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.902%, 11/22/28 1 mo. USD Term
SOFR + 2.250% 49,301
41,983
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.767%, 08/23/28 1 mo. USD Term
SOFR + 4.000% 42,197
30,673
DirecTV Financing LLC‡
2024 Term Loan,
9.175%, 08/02/29 3 mo. USD Term
SOFR + 5.250% 30,800
89,584
iHeartCommunications, Inc.‡
2024 Term Loan,
9.542%, 05/01/29 1 mo. USD Term
SOFR + 5.775% 87,524
100,000
Level 3 Financing, Inc.‡
2025 Repriced Term Loan B4,
6.902%, 03/29/32 1 mo. USD Term
SOFR + 3.250% 100,464
33,465
TripAdvisor, Inc.‡
Term Loan,
6.402%, 07/08/31 1 mo. USD Term
SOFR + 2.750% 31,440
25,000
ViaSat, Inc.!
2023 Term Loan,
0.000%, 05/30/30 25,107
9,974
ViaSat, Inc.‡
2023 Term Loan,
8.267%, 05/30/30 1 mo. USD Term
SOFR + 4.500% 10,017
PRINCIPAL
AMOUNT a a VALUE a
60,000
Virgin Media Bristol LLC!
2020 USD Term Loan Q,
0.000%, 01/31/29 $ 58,900
595,686
Consumer Discretionary (2.3%)
89,775
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.950%, 09/12/32 3 mo. USD Term
SOFR + 3.250% 90,308
44,888
Boots Group Bidco Ltd.‡
USD Term Loan,
6.924%, 08/30/32 3 mo. USD Term
SOFR + 3.250% 45,203
59,250
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.663%, 09/26/31 3 mo. USD Term
SOFR + 6.000% 44,586
69,650
Clarios Global LP‡
2025 USD Term Loan B,
6.402%, 01/28/32 1 mo. USD Term
SOFR + 2.750% 70,071
44,213
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.152%, 05/30/29 1 mo. USD Term
SOFR + 5.500% 44,517
90,000
PetSmart, Inc.‡
2025 USD Term Loan B,
7.652%, 08/18/32 1 mo. USD Term
SOFR + 4.000% 90,478
54,863
Voyager Parent LLC‡
Repriced Term Loan B,
7.950%, 07/01/32 3 mo. USD Term
SOFR + 4.250% 54,949
90,000
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.442%, 10/01/32 3 mo. USD Term
SOFR + 3.750% 87,877
527,989
Consumer Staples (3.8%)
139,400
Amneal Pharmaceuticals LLC‡
2026 Term Loan,
6.652%, 08/01/32 1 mo. USD Term
SOFR + 3.000% 140,184
73,875
B&G Foods, Inc.‡
2024 Term Loan B,
7.152%, 10/10/29 1 mo. USD Term
SOFR + 3.500% 71,543
104,562
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.402%, 01/15/31 1 mo. USD Term
SOFR + 3.750% 105,298
175,673
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.902%, 10/08/30 1 mo. USD Term
SOFR + 6.250% 171,413

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos High Income Opportunities Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
8,866
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.413%, 12/31/30 3 mo. USD Term
SOFR + 3.750% $ 8,876
89,550
Opal Bidco SAS‡
USD Term Loan B4,
6.700%, 04/28/32 3 mo. USD Term
SOFR + 3.000% 90,017
112,823
Star Parent, Inc.‡
Term Loan B,
7.700%, 09/27/30 3 mo. USD Term
SOFR + 4.000% 113,000
89,326
Team Health Holdings, Inc.‡
2026 Repriced Term Loan B,
7.663%, 06/30/28 3 mo. USD Term
SOFR + 4.000% 89,570
30,000
TreeHouse Foods, Inc.‡
2026 Term Loan B,
7.902%, 02/11/33 1 mo. USD Term
SOFR + 4.250% 30,286
47,955
United Natural Foods, Inc.‡
2024 Term Loan,
8.402%, 05/01/31 1 mo. USD Term
SOFR + 4.750% 48,303
868,490
Energy (0.6%)
136,123
Par Petroleum LLC‡
2025 Term Loan B,
6.933%, 02/28/30 3 mo. USD Term
SOFR + 3.250% 136,654
Financials (1.8%)
73,696
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.152%, 12/29/31 1 mo. USD Term
SOFR + 2.500% 73,282
58,953
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.152%, 06/13/31 1 mo. USD Term
SOFR + 2.500% 58,650
118,500
Dragon Buyer, Inc.‡
Term Loan B,
6.450%, 09/30/31 3 mo. USD Term
SOFR + 2.750% 113,642
68,425
Iron Mountain, Inc.‡
2023 Term Loan B,
5.652%, 01/31/31 1 mo. USD Term
SOFR + 2.000% 68,553
35,000
Jupiter Borrower, Inc.!
Term Loan B,
0.000%, 03/25/33 35,175
10,000
Lockton, Inc.!
Term Loan B,
0.000%, 04/22/33 10,038
PRINCIPAL
AMOUNT a a VALUE a
55,000
Osaic Holdings, Inc.‡
2026 Term Loan B,
6.200%, 07/30/32 3 mo. USD Term
SOFR + 2.500% $ 55,067
414,407
Health Care (0.5%)
106,988
Padagis LLC‡
Term Loan B,
8.689%, 07/06/28 3 mo. USD Term
SOFR + 4.750% 101,371
Industrials (1.5%)
88,753
ACProducts, Inc.‡
2021 Term Loan B,
8.211%, 05/17/28 3 mo. USD Term
SOFR + 4.250% 72,259
89,550
Blackfin Pipeline LLC‡
Term Loan B,
6.688%, 09/29/32 1 mo. USD Term
SOFR + 3.000% 90,371
84,437
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.402%, 09/08/32 1 mo. USD Term
SOFR + 2.750% 84,450
39,736
Columbus McKinnon Corp.‡
2026 Term Loan B,
7.200%, 02/03/33 3 mo. USD Term
SOFR + 3.500% 39,852
60,000
TransDigm, Inc.‡
2026 Term Loan N,
6.152%, 02/13/33 1 mo. USD Term
SOFR + 2.500% 60,167
347,099
Information Technology (1.0%)
100,581
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.402%, 01/31/31 1 mo. USD Term
SOFR + 2.750% 94,703
55,000
Electronic Arts, Inc.!
USD Term Loan B,
0.000%, 03/24/33 55,083
68,814
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.402%, 11/28/28 1 mo. USD Term
SOFR + 3.750% 65,798
215,584
Materials (0.5%)
44,888
Chemours Co.‡
2025 USD Term Loan B,
7.152%, 10/15/32 1 mo. USD Term
SOFR + 3.500% 44,865
62,086
Ineos U.S. Finance LLC‡
2023 USD Term Loan B,
6.902%, 02/18/30 1 mo. USD Term
SOFR + 3.250% 57,973

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos High Income Opportunities Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
63,255
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.434%, 05/03/28 3 mo. USD Term
SOFR + 2.500% $ 9,032
111,870
Other (0.4%)
89,594
Connect Finco SARL‡
2024 Extended Term Loan B,
8.152%, 09/27/29 1 mo. USD Term
SOFR + 4.500% 90,002
Special Purpose Acquisition Companies (0.2%)
15,000
Sword Purchaser LLC!
USD Term Loan B,
0.000%, 04/11/33 14,588
30,000
Sword Purchaser LLC‡
USD Term Loan B,
7.652%, 04/11/33 1 mo. USD Term
SOFR + 4.000% 29,175
43,763
TOTAL BANK LOANS
(Cost $3,548,220)
3,452,915
CORPORATE BONDS (75.4%)
Airlines (1.2%)
40,389 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*
4.800%, 02/15/29 40,393
82,200 American Airlines Pass-Through
Trust Series B, Class B
3.950%, 01/11/32 78,356
66,224 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 03/15/33 64,103
JetBlue Pass-Through Trust
15,121 Series 2019, Class B, 8.000%,
05/15/29 14,905
71,268 Series 1B, Class B, 7.750%,
05/15/30 71,519
269,276
Communication Services (7.1%)
64,000 APi Group DE, Inc.*
4.750%, 10/15/29 62,774
21,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% 21,814
87,000 Cincinnati Bell Telephone Co. LLC
6.300%, 12/01/28 88,563
Clear Channel Outdoor Holdings,
Inc.*
31,000 7.875%, 04/01/30 32,314
31,000 7.500%, 03/15/33 32,583
CSC Holdings LLC*
200,000 4.625%, 12/01/30 71,116
220,000 4.500%, 11/15/31 129,901
PRINCIPAL
AMOUNT a a VALUE a
21,000 DirecTV Financing LLC*
8.875%, 02/01/30 $ 21,412
DirecTV Financing LLC/DirecTV
Financing Co-Obligor, Inc.*
20,000 10.000%, 02/15/31 20,820
21,000 5.875%, 08/15/27 21,016
Discovery Global Holdings, Inc.
28,000 5.050%, 03/15/42 20,107
13,000 4.279%, 03/15/32 11,780
27,000 EW Scripps Co.*
9.875%, 08/15/30 27,099
89,000 Frontier California, Inc. Series F
6.750%, 05/15/27 90,618
15,000 Frontier Communications Holdings
LLC*
8.750%, 05/15/30 15,360
93,000 Frontier Florida LLC Series E
6.860%, 02/01/28 96,166
86,000 Frontier North, Inc. Series G
6.730%, 02/15/28 88,588
55,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 51,478
Gray Media, Inc.*
27,000 7.250%, 08/15/33 27,526
27,000 5.375%, 11/15/31 21,159
41,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 37,270
15,000 iHeartCommunications, Inc.*
7.750%, 08/15/30 14,444
15,000 Level 3 Financing, Inc.*
7.000%, 03/31/34 15,605
34,000 Lumen Technologies, Inc. Series P
7.600%, 09/15/39 32,564
30,000 Neptune Bidco U.S., Inc.*
9.290%, 04/15/29 30,356
55,000 Paramount Global
4.900%, 08/15/44 36,202
28,000 PR RNO Property Owner 1 LLC*††
6.500%, 05/01/31 27,769
Rogers Communications, Inc.‡
21,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 21,692
37,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 37,796
Scripps Escrow II, Inc.*
15,000 5.375%, 01/15/31 11,638
28,000 3.875%, 01/15/29^ 26,559
27,000 Sinclair Television Group, Inc.*
8.125%, 02/15/33 27,979
Sirius XM Radio LLC*
25,000 5.875%, 04/15/32 24,618
76,000 3.875%, 09/01/31^ 68,921
42,000 TELUS Corp.‡
6.625%, 10/15/55 , 5 yr. CMT +
2.769% 42,529
Time Warner Cable LLC
21,000 7.300%, 07/01/38 21,979
27,000 6.550%, 05/01/37 27,160

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos High Income Opportunities Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
23,000 T-Mobile USA, Inc.
6.700%, 12/15/33 $ 25,225
61,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*
6.500%, 02/15/29 59,965
27,000 Univision Communications, Inc.*
8.500%, 07/31/31 27,427
50,000 Versant Media Group, Inc.*
7.250%, 01/30/31 51,937
1,621,829
Consumer Discretionary (15.8%)
83,000 Adams Homes, Inc.*
9.250%, 10/15/28 85,930
Adient Global Holdings Ltd.*
46,000 8.250%, 04/15/31 48,081
1,000 7.500%, 02/15/33^ 1,024
Advance Auto Parts, Inc.*
15,000 7.375%, 08/01/33 15,472
24,000 7.000%, 08/01/30 24,775
35,000 American Airlines Pass-Through
Trust Series B††
5.750%, 11/10/36 35,036
American Axle & Manufacturing,
Inc.*
41,000 7.750%, 10/15/33 40,117
55,000 6.375%, 10/15/32 54,922
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
28,000 6.875%, 08/01/33 27,593
51,000 4.625%, 08/01/29 48,850
Bath & Body Works, Inc.
16,000 7.500%, 06/15/29 16,259
27,000 6.875%, 11/01/35 26,658
40,000 6.625%, 10/01/30* 40,573
Caesars Entertainment, Inc.*
32,000 6.500%, 02/15/32 31,171
48,000 6.000%, 10/15/32^ 43,055
38,000 4.625%, 10/15/29^ 36,702
Carnival Corp.*
70,000 6.125%, 02/15/33 71,084
27,000 4.000%, 08/01/28 26,399
CCO Holdings LLC/CCO Holdings
Capital Corp.*
55,000 7.000%, 02/01/33 54,285
35,000 5.125%, 05/01/27 35,018
58,000 4.750%, 03/01/30 55,034
29,000 4.750%, 02/01/32^ 25,980
31,000 4.500%, 08/15/30 28,936
58,000 4.250%, 02/01/31 52,669
55,000 4.250%, 01/15/34^ 46,143
55,000 Century Communities, Inc.*
6.625%, 09/15/33 54,794
Churchill Downs, Inc.*
31,000 6.750%, 05/01/31 31,729
29,000 5.750%, 04/01/30 28,967
70,000 Cyprium Corp./Cyprium Holdings
Luxembourg SARL*
6.375%, 04/15/34 69,968
PRINCIPAL
AMOUNT a a VALUE a
31,000 Dana, Inc.
4.500%, 02/15/32 $ 29,292
DISH DBS Corp.
97,000 7.375%, 07/01/28 94,901
29,000 5.125%, 06/01/29 26,708
54,000 DISH Network Corp.*
11.750%, 11/15/27 55,735
215,000 Ford Motor Co.
6.100%, 08/19/32 219,147
27,000 General Motors Co.
5.200%, 04/01/45 23,644
goeasy Ltd.*^
36,000 7.625%, 07/01/29 32,275
55,000 6.875%, 02/15/31 45,736
Goodyear Tire & Rubber Co.
86,000 5.625%, 04/30/33^ 77,203
31,000 5.250%, 07/15/31 28,220
Group 1 Automotive, Inc.*
34,000 6.375%, 01/15/30 34,546
25,000 4.000%, 08/15/28 24,356
58,544 Guitar Center, Inc.‡
12.000%, 08/19/32 17,563
29,000 Kohl's Corp.
5.550%, 07/17/45 17,583
58,000 Liberty Interactive LLC@
0.000%, 02/01/30 3,455
110,000 Life Time, Inc.*
6.000%, 11/15/31 111,635
67,000 Light & Wonder International, Inc.*
6.250%, 10/01/33 66,607
61,000 Lindblad Expeditions LLC*
7.000%, 09/15/30 62,706
27,000 Lithia Motors, Inc.*
5.500%, 10/01/30 26,880
23,000 M/I Homes, Inc.
3.950%, 02/15/30 21,867
Macy's Retail Holdings LLC
43,000 6.700%, 07/15/34* 41,055
71,000 4.300%, 02/15/43 47,630
111,000 MGM Resorts International^
6.500%, 04/15/32 112,588
61,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 59,675
46,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 47,976
NCL Corp. Ltd.*
28,000 6.750%, 02/01/32 27,898
31,000 6.250%, 09/15/33^ 30,024
27,000 5.875%, 01/15/31 26,300
Newell Brands, Inc.
28,000 8.500%, 06/01/28* 29,263
28,000 6.625%, 05/15/32^ 27,198
18,000 6.375%, 05/15/30^ 17,642
55,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 54,211

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos High Income Opportunities Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Patrick Industries, Inc.*
27,000 6.375%, 11/01/32 $ 27,227
50,000 4.750%, 05/01/29 49,150
Penn Entertainment, Inc.*
55,000 6.750%, 04/01/31 54,547
36,000 4.125%, 07/01/29^ 34,251
27,000 QVC, Inc.@^
0.000%, 08/15/34 13,058
9,116 Rite Aid Corp.
0.000%, 08/30/34 —
55,000 Rivers Enterprise Borrower LLC*
6.250%, 10/15/30 56,007
55,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*
6.625%, 02/01/33 56,144
29,750 Saks Global Enterprises LLC*@
0.000%, 12/15/29 153
12,977 SGUS LLC*@
0.000%, 12/15/29 2,263
46,000 Simmons Foods, Inc./Simmons
Prepared Foods, Inc./Simmons Pet
Food, Inc./Simmons Feed*
4.625%, 03/01/29 44,445
53,000 Six Flags Entertainment Corp.*^
7.250%, 05/15/31 52,299
46,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.
5.250%, 07/15/29 44,299
58,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*
8.625%, 01/15/32 59,036
34,000 Sonic Automotive, Inc.*
4.625%, 11/15/29 33,284
41,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*
4.875%, 11/01/27 40,863
46,000 Staples, Inc.*
10.750%, 09/01/29 44,071
95,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 89,886
61,000 STL Holding Co. LLC*
8.750%, 02/15/29 63,315
22,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 22,260
16,000 Viking Cruises Ltd.*
9.125%, 07/15/31 16,865
27,000 Voyager Parent LLC*
9.250%, 07/01/32 28,778
55,000 Whirlpool Corp.^
6.500%, 06/15/33 52,709
27,000 William Carter Co.*
7.375%, 02/15/31 27,788
3,611,441
PRINCIPAL
AMOUNT a a VALUE a
Consumer Staples (4.3%)
55,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC*
5.750%, 03/31/34 $ 53,694
56,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*
8.375%, 06/15/32 56,337
Brink's Co.*
31,000 6.750%, 06/15/32 31,821
31,000 6.500%, 06/15/29 31,725
66,000 Central Garden & Pet Co.*^
4.125%, 04/30/31 62,134
60,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 60,329
68,000 Edgewell Personal Care Co.*
4.125%, 04/01/29 65,011
Energizer Holdings, Inc.*
27,000 6.000%, 09/15/33^ 25,829
55,000 4.375%, 03/31/29 52,958
30,000 Industrial F&B Investments III, Inc.*
7.750%, 02/11/33 30,344
55,000 KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution, Inc.*
7.125%, 04/30/33 55,666
MPH Acquisition Holdings LLC*
48,688 6.750%, 03/31/31 32,970
24,442 5.750%, 12/31/30 20,311
63,000 New Albertsons LP
7.750%, 06/15/26 63,204
55,000 Performance Food Group, Inc.*
5.625%, 03/01/34 53,884
Post Holdings, Inc.*
49,000 6.375%, 03/01/33^ 49,030
61,000 6.250%, 02/15/32 62,322
55,000 Prestige Brands, Inc.*
3.750%, 04/01/31 50,836
83,000 RR Donnelley & Sons Co.*
9.500%, 08/01/29 85,658
33,000 United Rentals North America, Inc.*
5.375%, 11/15/33 32,660
976,723
Energy (11.1%)
41,000 Archrock Services LP/Archrock
Partners Finance Corp.*
6.000%, 02/01/34 41,275
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
55,000 6.625%, 10/15/32 56,521
28,000 6.625%, 07/15/33 28,811
Buckeye Partners LP
22,000 6.875%, 07/01/29* 22,725
45,000 6.750%, 02/01/30* 46,555
31,000 5.850%, 11/15/43 28,410
55,000 CNX Resources Corp.*
5.875%, 03/01/34 54,590
68,000 Continental Resources, Inc.
4.900%, 06/01/44 54,490

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos High Income Opportunities Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
45,000 Crescent Energy Finance LLC*
7.375%, 01/15/33 $ 46,049
Enbridge, Inc.^‡
42,000 7.375%, 03/15/55 , 5 yr. CMT +
3.122% 44,460
27,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 28,901
Energy Transfer LP‡
27,000 7.125%, 10/01/54 , 5 yr. CMT +
2.829% 27,764
55,000 6.943%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 54,830
43,000 Series H, 6.500%, 11/15/26 , 5 yr.
CMT + 5.694% 43,192
Genesis Energy LP/Genesis Energy
Finance Corp.
43,000 8.875%, 04/15/30 45,088
27,000 8.000%, 05/15/33 28,458
Hilcorp Energy I LP/Hilcorp Finance
Co.*
15,000 6.875%, 05/15/34 15,091
15,000 6.250%, 04/15/32 14,913
61,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 63,666
70,000 Infinity Natural Resources LLC*
7.625%, 04/01/31 71,288
30,000 Kodiak Gas Services LLC*
5.875%, 04/01/31 30,242
55,000 Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
6.875%, 12/01/32 56,949
56,000 Matador Resources Co.*
6.500%, 04/15/32 57,202
80,000 Nabors Industries, Inc.*
7.625%, 11/15/32 83,616
59,000 Oceaneering International, Inc.
6.000%, 02/01/28 59,232
27,000 Phillips 66 Co. Series A‡
5.875%, 03/15/56 , 5 yr. CMT +
2.283% 26,904
61,000 Plains All American Pipeline LP
Series B‡
8.024%, 05/30/26 , 3 mo. USD
Term SOFR + 4.372% 61,031
61,000 South Bow Canadian Infrastructure
Holdings Ltd.‡
7.625%, 03/01/55 , 5 yr. CMT +
3.949% 63,661
83,000 Summit Midstream Holdings LLC*
8.625%, 10/31/29 86,845
Sunoco LP*
43,000 7.875%, 09/18/30‡ , 5 yr. CMT +
4.230% 44,582
83,000 6.625%, 08/15/32 84,875
55,000 6.250%, 07/01/33 56,210
55,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*
6.750%, 03/15/34 56,228
PRINCIPAL
AMOUNT a a VALUE a
86,000 TGNR Intermediate Holdings LLC*
5.500%, 10/15/29 $ 84,923
TransCanada PipeLines Ltd.‡
15,000 6.375%, 10/17/56 , 5 yr. CMT +
2.117% 15,120
30,000 6.125%, 10/17/56^ , 5 yr. CMT
+ 2.250% 30,156
Transocean International Ltd.*
51,000 8.500%, 05/15/31^ 54,005
42,000 7.875%, 10/15/32 45,039
Venture Global LNG, Inc.*
27,000 9.875%, 02/01/32 28,989
27,000 9.500%, 02/01/29 29,482
101,000 9.000%, 09/30/29^‡ , 5 yr. CMT
+ 5.440% 99,902
74,000 8.375%, 06/01/31 77,140
46,000 8.125%, 06/01/28 47,087
29,000 7.000%, 01/15/30^ 29,868
Venture Global Plaquemines LNG
LLC*
55,000 6.500%, 01/15/34 57,652
40,000 6.500%, 06/15/34 41,780
15,000 6.125%, 12/15/30 15,480
55,000 VOC Escrow Ltd.*
5.000%, 02/15/28 54,872
86,000 WBI Operating LLC*
6.500%, 10/15/33 87,013
55,000 Weatherford International Ltd.*
6.750%, 10/15/33 57,082
76,000 Wildfire Intermediate Holdings
LLC*
7.500%, 10/15/29 78,305
2,518,549
Financials (12.6%)
Acrisure LLC/Acrisure Finance, Inc.*
46,000 8.250%, 02/01/29 46,177
45,000 6.750%, 07/01/32 44,392
150,000 AerCap Ireland Capital DAC/
AerCap Global Aviation Trust‡
6.500%, 01/31/56 , 5 yr. CMT +
2.441% 152,774
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*
90,000 7.375%, 10/01/32 88,531
55,000 6.500%, 10/01/31 55,525
Ally Financial, Inc.‡
55,000 Series D, 7.100%, 08/15/31†† , 5
yr. CMT + 3.148% 54,982
78,000 Series B, 4.700%, 05/15/26 , 5 yr.
CMT + 3.868% 77,893
27,000 Series C, 4.700%, 05/15/28^ , 7
yr. CMT + 3.481% 25,951
58,000 AmWINS Group, Inc.*
4.875%, 06/30/29 56,134
27,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*
7.500%, 07/15/33 26,414

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos High Income Opportunities Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Asurion LLC/Asurion Co-Issuer,
Inc.*
55,000 8.375%, 02/01/34 $ 54,338
43,000 8.000%, 12/31/32 44,989
55,000 Azorra Finance Ltd.*
7.250%, 01/15/31 56,332
91,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*
7.125%, 05/15/31 92,214
55,000 Blackstone Mortgage Trust, Inc.*
7.750%, 12/01/29 58,409
Brandywine Operating Partnership
LP
31,000 8.875%, 04/12/29 32,490
56,000 6.125%, 01/15/31^ 52,159
69,000 Bread Financial Holdings, Inc.*‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 72,348
92,000 Broadstreet Partners Group LLC*
5.875%, 04/15/29 90,637
45,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*
4.500%, 04/01/27 44,066
57,000 Citigroup, Inc. Series GG‡
6.875%, 08/15/30 , 5 yr. CMT +
2.890% 57,959
55,000 Corebridge Financial, Inc.^‡
6.375%, 09/15/54 , 5 yr. CMT +
2.646% 54,738
Credit Acceptance Corp.*
43,000 9.250%, 12/15/28 44,916
57,000 6.625%, 03/15/30 56,844
55,000 CrossCountry Intermediate HoldCo
LLC*
6.500%, 10/01/30 54,115
55,000 Cushman & Wakefield U.S.
Borrower LLC*
8.875%, 09/01/31 57,912
27,000 Enstar Group Ltd.*‡
7.500%, 04/01/45 , 5 yr. CMT +
3.186% 28,097
First Citizens BancShares, Inc.‡
16,000 Series B, 7.908%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 16,115
43,000 Series D, 7.000%, 12/15/30 , 5 yr.
CMT + 3.301% 43,261
27,000 GGAM Finance Ltd.*
5.875%, 03/15/30 27,217
HUB International Ltd.*
46,000 7.375%, 01/31/32 47,179
45,000 5.625%, 12/01/29 44,568
27,000 Huntington Bancshares, Inc. Series
K^‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% 27,045
PRINCIPAL
AMOUNT a a VALUE a
66,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 $ 68,563
15,000 MetLife, Inc.^‡
5.850%, 03/15/56 , 5 yr. CMT +
1.817% 14,806
31,000 Newmark Group, Inc.
7.500%, 01/12/29 32,663
OneMain Finance Corp.
27,000 6.750%, 03/15/32 27,027
55,000 6.750%, 09/15/33 54,205
57,000 6.500%, 03/15/33 55,876
30,000 Osaic Holdings, Inc.*
8.000%, 08/01/33 30,584
55,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*
7.000%, 02/01/30 56,234
70,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 72,890
Reinsurance Group of America,
Inc.‡
27,000 6.650%, 09/15/55^ , 5 yr. CMT
+ 2.392% 27,488
30,000 6.375%, 09/15/56 , 5 yr. CMT +
2.344% 29,400
Rocket Cos., Inc.*
42,000 6.375%, 08/01/33 42,668
27,000 6.125%, 08/01/30 27,440
56,000 Rocket Mortgage LLC/Rocket
Mortgage Co-Issuer, Inc.*
3.875%, 03/01/31 52,039
55,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 55,599
15,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 15,540
77,000 StoneX Group, Inc.*
7.875%, 03/01/31 81,147
100,000 TrueNoord Capital DAC*
8.750%, 03/01/30 102,119
61,000 United Wholesale Mortgage LLC*
5.500%, 04/15/29 58,214
27,000 UWM Holdings LLC*
6.250%, 03/15/31 25,101
31,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 32,555
55,000 Wells Fargo & Co. Series GG^‡
6.125%, 06/15/31 , 5 yr. CMT +
2.340% 55,222
55,000 XHR LP*
6.625%, 05/15/30 56,372
2,860,473
Health Care (4.4%)
85,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 87,070

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos High Income Opportunities Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
CHS/Community Health Systems,
Inc.*
36,000 10.875%, 01/15/32 $ 38,712
30,000 6.875%, 04/15/29^ 29,527
105,000 6.125%, 04/01/30^ 93,414
8,000 5.250%, 05/15/30 7,561
DaVita, Inc.*
55,000 6.875%, 09/01/32^ 56,833
61,000 4.625%, 06/01/30 59,102
61,000 3.750%, 02/15/31 56,643
Embecta Corp.*
15,000 6.750%, 02/15/30 14,223
45,000 5.000%, 02/15/30 42,331
Encompass Health Corp.
27,000 4.750%, 02/01/30 26,591
27,000 4.500%, 02/01/28 26,816
17,000 IQVIA, Inc.*
6.250%, 06/01/32 17,364
83,000 Medline Borrower LP*
5.250%, 10/01/29 82,642
200,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*
5.125%, 04/30/31 198,872
Tenet Healthcare Corp.
74,000 6.875%, 11/15/31 78,850
33,000 5.500%, 11/15/32* 32,983
55,000 Teva Pharmaceutical Finance Co.
LLC
6.150%, 02/01/36 57,667
1,007,201
Industrials (6.7%)
68,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 69,868
61,000 ACCO Brands Corp.*^
4.250%, 03/15/29 54,533
Arcosa, Inc.*
28,000 6.875%, 08/15/32 29,114
30,000 4.375%, 04/15/29 29,271
Bombardier, Inc.*
31,000 8.750%, 11/15/30 32,962
19,000 7.250%, 07/01/31 20,004
24,000 7.000%, 06/01/32 25,082
16,000 6.750%, 06/15/33 16,714
53,000 BWX Technologies, Inc.*
4.125%, 04/15/29 51,608
86,000 Cascades, Inc./Cascades USA, Inc.*
6.750%, 07/15/30 86,864
15,000 Columbus McKinnon Corp.*^
7.125%, 02/01/33 15,102
12,500 Delta Air Lines, Inc./SkyMiles IP
Ltd.*
4.750%, 10/20/28 12,515
Deluxe Corp.*
31,000 8.125%, 09/15/29 32,389
77,000 8.000%, 06/01/29 77,936
EnerSys*
27,000 6.625%, 01/15/32 27,785
27,000 4.375%, 12/15/27 26,727
PRINCIPAL
AMOUNT a a VALUE a
EquipmentShare.com, Inc.*
40,000 8.625%, 05/15/32 $ 42,440
21,000 8.000%, 03/15/33^ 22,037
Graphic Packaging International
LLC*
37,000 4.750%, 07/15/27 36,761
27,000 3.500%, 03/01/29 25,603
Herc Holdings, Inc.*
27,000 7.250%, 06/15/33 28,283
27,000 7.000%, 06/15/30 28,112
31,000 6.625%, 06/15/29 31,792
46,000 JELD-WEN Holding, Inc.*^
7.000%, 09/01/32 23,326
89,000 Ken Garff Automotive LLC*
4.875%, 09/15/28 88,090
55,000 Miter Brands Acquisition Holdco,
Inc./MIWD Borrower LLC*
6.750%, 04/01/32 54,399
58,000 Novelis Corp.*
4.750%, 01/30/30 55,621
110,000 Quikrete Holdings, Inc.*
6.375%, 03/01/32 111,751
52,000 Sensata Technologies, Inc.*
3.750%, 02/15/31 48,419
Standard Building Solutions, Inc.*
16,000 6.500%, 08/15/32 16,184
42,000 6.250%, 08/01/33 42,017
55,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 57,622
TransDigm, Inc.*
21,000 7.125%, 12/01/31 21,799
58,000 6.875%, 12/15/30 59,831
15,000 6.625%, 03/01/32 15,427
12,036 United Airlines Pass-Through Trust
Series B, Class B
3.500%, 11/01/29 11,762
43,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 43,834
Williams Scotsman, Inc.*
21,000 6.625%, 06/15/29 21,570
34,000 4.625%, 08/15/28 33,649
1,528,803
Information Technology (3.3%)
Block, Inc.*
15,000 6.000%, 08/15/33 15,004
27,000 5.625%, 08/15/30 27,040
43,000 CACI International, Inc.*
6.375%, 06/15/33 44,032
45,000 Cloud Software Group, Inc.*
6.625%, 08/15/33 40,401
34,000 Coherent Corp.*
5.000%, 12/15/29 33,662
Fair Isaac Corp.*
21,000 6.000%, 05/15/33 20,732
29,000 4.000%, 06/15/28 28,342
61,000 KBR, Inc.*
4.750%, 09/30/28 60,059

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos High Income Opportunities Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
15,000 OAK-Eagle Acquireco, Inc.*
8.750%, 07/01/34 $ 15,600
42,000 ON Semiconductor Corp.*
3.875%, 09/01/28 40,943
27,000 Open Text Corp.*
6.900%, 12/01/27 27,626
Open Text Holdings, Inc.*
16,000 4.125%, 02/15/30 14,426
35,000 4.125%, 12/01/31^ 29,916
74,000 TTM Technologies, Inc.*
4.000%, 03/01/29 71,754
Twilio, Inc.
15,000 3.875%, 03/15/31 14,046
40,000 3.625%, 03/15/29^ 38,470
68,000 UKG, Inc.*
6.875%, 02/01/31 66,215
77,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 73,382
61,000 Zebra Technologies Corp.*
6.500%, 06/01/32 62,212
46,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*
3.875%, 02/01/29 37,422
761,284
Materials (4.8%)
55,000 Avient Corp.*
6.250%, 11/01/31 55,816
55,000 Capstone Copper Corp.*
6.750%, 03/31/33 56,015
52,000 Celanese U.S. Holdings LLC
7.379%, 07/15/32 55,189
55,000 Century Aluminum Co.*
6.875%, 08/01/32 57,016
Chemours Co.*
50,000 8.000%, 01/15/33 51,632
28,000 7.875%, 03/15/34 28,663
105,000 Clearwater Paper Corp.*
4.750%, 08/15/28 92,568
55,000 Coeur Mining, Inc.*
6.875%, 04/01/32 56,849
93,000 FMC Corp.‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 61,671
55,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 57,259
68,000 Kaiser Aluminum Corp.*
5.875%, 03/01/34 68,196
61,000 Knife River Corp.*
7.750%, 05/01/31 63,451
Mercer International, Inc.
26,000 12.875%, 10/01/28* 13,092
56,000 5.125%, 02/01/29 22,802
55,000 Olin Corp.*
6.625%, 04/01/33 54,608
55,000 Qnity Electronics, Inc.*
6.250%, 08/15/33 56,296
PRINCIPAL
AMOUNT a a VALUE a
61,000 Silgan Holdings, Inc.
4.125%, 02/01/28 $ 60,022
55,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 54,710
55,000 Terex Corp.*
6.250%, 10/15/32 55,904
23,226 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*@
0.000%, 05/03/29 577
WR Grace Holdings LLC*
15,000 7.000%, 08/01/33 14,991
55,000 6.625%, 08/15/32 54,639
1,091,966
Other (1.7%)
23,901 Claritev Corp. Series B*
6.750%, 03/31/31 15,663
EchoStar Corp.
146,025 10.750%, 11/30/29 158,490
56,890 6.750%, 11/30/30 57,804
27,000 Gen Digital, Inc.*
6.750%, 09/30/27 27,165
11,000 Graham Holdings Co.*
5.625%, 12/01/33 10,898
55,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 58,445
55,000 SM Energy Co.*^
7.000%, 08/01/32 56,487
11,000 Synergy Infrastructure Holdings
LLC*
7.875%, 12/01/30 11,573
396,525
Real Estate (0.5%)
28,000 Forestar Group, Inc.*
6.500%, 03/15/33 28,151
40,000 Global Net Lease, Inc.*
4.500%, 09/30/28 39,055
43,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*
3.750%, 12/15/27 42,027
109,233
Special Purpose Acquisition Companies (0.3%)
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
46,000 6.750%, 01/15/30^ 44,557
28,000 4.625%, 01/15/29 27,274
71,831
Utilities (1.6%)
30,000 CenterPoint Energy, Inc.‡
6.700%, 05/15/55 , 5 yr. CMT +
2.586% 30,609
27,000 Dominion Energy, Inc.‡
6.625%, 05/15/55 , 5 yr. CMT +
2.207% 27,592

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos High Income Opportunities Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
41,000 Duke Energy Corp.^‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% $ 42,811
30,000 Emera U.S. Finance LLC Series A‡
6.650%, 10/01/56 , 5 yr. CMT +
2.866% 30,108
46,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 47,398
43,000 Evergy, Inc.‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 43,742
25,000 Eversource Energy Series A‡
6.100%, 08/15/56 , 5 yr. CMT +
2.521% 24,899
45,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 46,593
21,000 PPL Capital Funding, Inc. Series A‡
6.627%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 20,700
Vistra Corp.*‡
16,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% 16,155
27,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 27,124
15,000 Xcel Energy, Inc.‡
5.750%, 12/03/56 , 5 yr. CMT +
2.168% 14,843
372,574
TOTAL CORPORATE BONDS
(Cost $17,445,356)
17,197,708
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (0.8%)
Communication Services (0.1%)
1,699 Audacy, Inc.# 5,097
1,273 Cumulus Media, Inc. - Class A# 4
2,040 Optimum Communications, Inc. -
Class A#^ 3,223
8,324
Consumer Discretionary (0.0%)
134 Rite Aid Corp.# 134
Energy (0.7%)
385 Cheniere Energy Partners LP 25,803
3,375 Energy Transfer LP 68,141
1,670 Enterprise Products Partners LP 64,629
660 EP Energy Corp.# 660
159,233
NUMBER OF
SHARES b b VALUE b
Industrials (0.0%)
1,000 Ardagh Holdings SA# $ 7,159
TOTAL COMMON STOCKS
(Cost $215,927)
174,850
PREFERRED STOCK (0.2%)
Communication Services (0.2%)
2,602
Qwest Corp.
6.500%, 09/01/56
(Cost $44,893) 47,747
WARRANTS (0.0%)#
Communication Services (0.0%)
297 Audacy Capital Corp.
09/30/28, Strike $1.00 —
49 Audacy Capital Corp.
09/30/28, Strike $1.00 —
—
Energy (0.0%)
4,455 McDermott International Ltd.
06/30/27, Strike $12.33 —
4,950 McDermott International Ltd.
06/30/27, Strike $15.98 1
1
TOTAL WARRANTS
(Cost $1,909)
1
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (8.4%)
1,910,317
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.669%†***
(Cost $1,910,317) $ 1,910,317
TOTAL INVESTMENTS (100.4%)
(Cost $23,263,429)
22,882,364
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-8.4%) (1,910,317)
OTHER ASSETS, LESS LIABILITIES (8.0%)
1,823,300
NET ASSETS (100.0%) $ 22,795,347

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos High Income Opportunities Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of April 30, 2026 (see Note
8):
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
‡ Variable rate security. The rate shown is the rate in effect at April 30,
2026.
^ Security, or portion of security, is on loan.
†† When-issued security.
@ In default status and considered non-income producing.
# Non-income producing security.
† Represents investment of cash collateral received from securities on loan as of April 30, 2026.
*** The rate disclosed is the 7 day net yield as of April 30, 2026.
ABBREVIATION
SOFR Secured Overnight Financing Rate
CMT Constant Maturity Treasury
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 98,826 $ — $ 98,826
Bank Loans 54 — 3,452,915 — 3,452,915
Corporate Bonds 385 — 17,197,708 — 17,197,708
Common Stocks 9 167,691 7,159 — 174,850
Preferred Stock 1 47,747 — — 47,747
Warrants 4 1 — — 1
Investment of Cash Collateral for Securities Loaned 1 — 1,910,317 — 1,910,317
Total $ 215,439 $ 22,666,925 $ — $ 22,882,364

Calamos Short-Term Bond Fund
Schedule of Investments April 30, 2026 (unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITIES (21.8%)
Communication Services (0.2%)
1,000,000
T-Mobile U.S. Trust
Series 2024-2A, Class A*
4.250%, 05/21/29                     $ 1,000,781
Consumer Discretionary (1.7%)
2,225,000
Avis Budget Rental Car Funding
AESOP LLC
Series 2023-3A, Class A*
5.440%, 02/22/28                     2,240,777
1,880,483
BMW Vehicle Lease Trust
Series 2024-2, Class A3
4.180%, 10/25/27                     1,881,412
1,000,000
CCG Receivables Trust
Series 2023-1, Class B*
5.990%, 09/16/30                     1,005,913
1,000,000
CCG Receivables Trust
Series 2023-1, Class C*
6.280%, 09/16/30                     1,006,588
512,407
Octane Receivables Trust
Series 2024-2A, Class A2*
5.800%, 07/20/32                     515,717
268,723
Octane Receivables Trust
Series 2023-1A, Class B*
5.960%, 07/20/29                     269,000
6,919,407
Financials (8.3%)
500,000
American Express Credit Account
Master Trust
Series 2023-2, Class A
4.800%, 05/15/30                     506,062
2,000,000
American Express Credit Account
Master Trust
Series 2024-2, Class A
5.240%, 04/15/31                     2,058,964
2,000,000
American Heritage Auto
Receivables Issuer Trust
Series 2025-1A, Class A3*
4.400%, 11/15/30                     1,997,190
10,438
Amur Equipment Finance
Receivables XI LLC
Series 2022-2A, Class A2*
5.300%, 06/21/28                     10,444
896,347
Amur Equipment Finance
Receivables XIII LLC
Series 2024-1A, Class A2*
5.380%, 01/21/31                     902,575
1,126,000
Bank of America Auto Trust
Series 2023-2A, Class A4*
5.660%, 11/15/29                     1,138,168
800,666
CLI Funding VI LLC
Series 2020-3A, Class A*
2.070%, 10/18/45                     752,309
1,910,042
CNH Equipment Trust
Series 2024-B, Class A3
 5.190%, 09/17/29                     1,928,084
PRINCIPAL
AMOUNT a a VALUE a
396,965
Commonbond Student Loan Trust
Series 2021-BGS, Class A*
1.170%, 09/25/51                     $ 348,779
256,386
Commonbond Student Loan Trust
Series 2019-AGS, Class A1*
2.540%, 01/25/47                     236,783
188,432
Commonbond Student Loan Trust
Series 2017-BGS, Class A1*
2.680%, 09/25/42                     177,665
66,705
Commonbond Student Loan Trust
Series 2018-CGS, Class A1*
3.870%, 02/25/46                     64,879
1,765,272
Credit Acceptance Auto Loan Trust
Series 2024-1A, Class A*
5.680%, 03/15/34                     1,772,663
1,000,000
Dell Equipment Finance Trust
Series 2025-2, Class B*
4.340%, 03/24/31                     994,951
1,000,000
Dell Equipment Finance Trust
Series 2024-2, Class B*
4.820%, 08/22/30                     1,004,547
529,120
ELFI Graduate Loan Program LLC
Series 2021-A, Class A*
1.530%, 12/26/46                     475,169
765,314
ELFI Graduate Loan Program LLC
Series 2022-A, Class A*
4.510%, 08/26/47                     748,659
507
Enterprise Fleet Financing LLC
Series 2022-4, Class A2*
5.760%, 10/22/29                     508
1,500,000
Enterprise Fleet Financing LLC
Series 2024-2, Class A3*
5.610%, 04/20/28                     1,515,096
521,329
Kubota Credit Owner Trust
Series 2023-2A, Class A3*
5.280%, 01/18/28                     523,913
1,695,666
MMAF Equipment Finance LLC
Series 2023-A, Class A3*
5.540%, 12/13/29                     1,716,455
666,714
Navient Private Education Refi
Loan Trust
Series 2020-BA, Class A2*
2.120%, 01/15/69                     636,928
1,000,000
Oscar U.S. Funding XVII LLC
Series 2024-2A, Class A3*
4.470%, 03/12/29                     1,002,046
2,000,000
PenFed Auto Receivables Owner
Trust
Series 2025-A, Class A3*
4.030%, 07/15/30                     1,983,809
496,564
Porsche Financial Auto
Securitization Trust
Series 2023-2A, Class A3*
5.790%, 01/22/29                     499,149
792,000
Progress Residential Trust
Series 2021-SFR5, Class B*
1.658%, 07/17/38                     786,955
2,000,000
SCCU Auto Receivables Trust
Series 2023-1A, Class B*
 6.080%, 11/15/29                     2,043,281

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Short-Term Bond Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
2,160,000
SoFi Consumer Loan Program Trust
Series 2025-1, Class B*
5.120%, 02/27/34                     $ 2,174,647
154,074
SoFi Professional Loan Program LLC
Series 2018-D, Class A2FX*
3.600%, 02/25/48                     153,406
622,107
SoFi Professional Loan Program LLC
Series 2020-C, Class AFX*
1.950%, 02/15/46                     583,455
1,648,321
Tesla Auto Lease Trust
Series 2024-B, Class A3*
4.820%, 10/20/27                     1,651,587
2,000,000
Toyota Auto Loan Extended Note
Trust
Series 2023-1A, Class A*
4.930%, 06/25/36                     2,025,064
1,000,000
Volvo Financial Equipment LLC
Series 2024-1A, Class A3*
4.290%, 10/16/28                     1,001,504
1,090,000
Volvo Financial Equipment LLC
Series 2024-1A, Class A4*
4.290%, 07/15/31                     1,089,852
34,505,546
Other (11.6%)
2,000,000
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2*
1.937%, 08/15/46                     1,985,122
3,000,000
Alloya Auto Receivables Trust
Series 2025-1A, Class A3*
4.690%, 12/26/28                     3,010,907
1,786,536
Ansley Park Capital LLC
Series 2025-A, Class A2*
4.430%, 04/20/35                     1,786,751
2,000,000
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1*
5.250%, 02/25/49                     1,999,160
2,000,000
CyrusOne Data Centers Issuer I LLC
Series 2023-2A, Class A2*
5.560%, 11/20/48                     1,998,817
2,000,000
DataBank Issuer II LLC
Series 2025-1A, Class A2*
5.180%, 09/27/55                     1,971,703
2,000,000
DLLAA LLC
Series 2025-1A, Class A3*
4.950%, 09/20/29                     2,021,279
758,124
DLLAD LLC
Series 2023-1A, Class A3*
4.790%, 01/20/28                     760,149
1,458,750
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I*
2.662%, 04/25/51                     1,383,633
2,000,000
Ford Credit Auto Owner Trust
Series 2024-1, Class A***
4.870%, 08/15/36                     2,026,317
1,000,000
Ford Credit Floorplan Master Owner
Trust A
Series 2025-1, Class B
 4.840%, 04/15/30                     1,005,659
PRINCIPAL
AMOUNT a a VALUE a
2,000,000
GMF Floorplan Owner Revolving
Trust
Series 2024-4A, Class A1*
4.730%, 11/15/29                     $ 2,014,529
2,000,000
GreatAmerica Leasing Receivables
Funding LLC
Series 2025-1, Class A3*
4.490%, 04/16/29                     2,006,629
1,038,000
Hertz Vehicle Financing LLC
Series 2022-2A, Class A*
2.330%, 06/26/28                     1,017,751
1,000,000
HPEFS Equipment Trust
Series 2024-1A, Class B*
5.180%, 05/20/31                     1,000,934
1,000,000
HPEFS Equipment Trust
Series 2024-1A, Class D*
5.820%, 11/20/31                     1,009,605
218,187
Kubota Credit Owner Trust
Series 2023-1A, Class A3*
5.020%, 06/15/27                     218,553
2,000,000
NextGear Floorplan Master Owner
Trust
Series 2026-1A, Class A2*
4.070%, 02/15/31                     1,977,391
2,000,000
NMEF Funding LLC
Series 2026-A, Class A2*
4.090%, 02/15/34                     1,995,384
389,992
NMEF Funding LLC
Series 2024-A, Class A2*
5.150%, 12/15/31                     391,898
1,000,000
Oaktree ABF Equipment ST 1 LLC
Series 2026-1A, Class A2*
4.500%, 10/17/33                     994,386
1,516,621
PEAC Solutions Receivables LLC
Series 2025-1A, Class A2*
4.940%, 10/20/28                     1,523,235
1,908,429
Post Road Equipment Finance LLC
Series 2025-1A, Class A2*
4.900%, 05/15/31                     1,920,188
229,823
Post Road Equipment Finance LLC
Series 2024-1A, Class A2*
5.590%, 11/15/29                     230,235
850,000
Post Road Equipment Finance LLC
Series 2024-1A, Class B*
5.580%, 10/15/30                     853,587
1,900,000
SCF Equipment Leasing LLC
Series 2025-2A, Class A3*
4.330%, 06/20/36                     1,886,157
228,292
SCF Equipment Leasing LLC
Series 2023-1A, Class A3*
6.170%, 05/20/32                     229,086
984,167
SVC ABS LLC
Series 2023-1A, Class A*
5.150%, 02/20/53                     984,516
1,450,193
USAA Auto Owner Trust
Series 2024-A, Class A3*
5.030%, 03/15/29                     1,458,079
1,000,000
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2*
 2.165%, 10/15/46                     988,071

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Short-Term Bond Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,000,000
Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2*
5.100%, 09/15/54                     $ 985,346
182,914
Veridian Auto Receivables Trust
Series 2023-1A, Class A3*
5.560%, 03/15/28                     183,096
1,000,000
Verizon Master Trust
Series 2023-6, Class A*
5.350%, 09/22/31                     1,022,262
1,154,784
Veros Auto Receivables Trust
Series 2026-1, Class A*
4.530%, 08/15/28                     1,154,888
2,000,000
Wheels Fleet Lease Funding 1 LLC
Series 2025-2A, Class A1*
4.410%, 05/18/40                     2,004,499
47,999,802
TOTAL ASSET BACKED
SECURITIES
(Cost $90,439,911)
90,425,536
BANK LOANS (8.9%)i
Communication Services (0.4%)
855,764
APi Group DE, Inc.‡
2025 Term Loan,
5.402%, 01/03/29 1 mo. USD
Term SOFR + 1.750% 859,332
493,750
Charter Communications Operating
LLC‡
2024 Term Loan B5,
5.911%, 12/15/31 3 mo. USD
Term SOFR + 2.250% 494,034
498,735
TripAdvisor, Inc.‡
Term Loan,
6.402%, 07/08/31 1 mo. USD
Term SOFR + 2.750% 468,561
1,821,927
Consumer Discretionary (2.3%)
1,023,777
Adient U.S. LLC‡
2024 Term Loan B2,
5.652%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 1,026,761
957,500
American Axle & Manufacturing,
Inc.‡
2022 Term Loan B,
6.674%, 12/13/29 1 mo. USD
Term SOFR + 3.000% 958,400
485,793
Aramark Services, Inc.‡
2025 Term Loan,
5.402%, 06/22/30 1 mo. USD
Term SOFR + 1.750% 488,679
990,000
DK Crown Holdings, Inc.‡
2025 Term Loan B,
5.411%, 03/04/32 1 mo. USD
Term SOFR + 1.750% 992,747
987,538
Life Time Fitness, Inc.‡
2025 Term Loan,
5.657%, 11/05/31 1 mo. USD
Term SOFR + 2.000% 991,705
PRINCIPAL
AMOUNT a a VALUE a
985,031
Light & Wonder International, Inc.‡
2026 Term Loan B,
5.653%, 04/16/29 1 mo. USD
Term SOFR + 2.000% $ 986,878
1,144,250
Murphy USA, Inc.‡
Term Loan B,
5.415%, 04/07/32 1 mo. USD
Term SOFR + 1.750% 1,154,262
1,000,000
Raising Cane's Restaurants LLC!
2025 Term Loan B,
0.000%, 11/03/32 1,002,190
987,469
Raising Cane's Restaurants LLC‡
2024 Term Loan B,
5.652%, 09/18/31 1 mo. USD
Term SOFR + 2.000% 989,937
982,500
Six Flags Entertainment Corp.‡
2024 Term Loan B,
5.652%, 05/01/31 1 mo. USD
Term SOFR + 2.000% 976,767
9,568,326
Consumer Staples (1.1%)
992,500
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.152%, 07/16/32 1 mo. USD
Term SOFR + 2.500% 987,121
498,747
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.402%, 01/15/31 1 mo. USD
Term SOFR + 3.750% 502,256
1,000,000
BioMarin Pharmaceutical, Inc.!
Term Loan B,
0.000%, 04/27/33 1,004,065
887,849
Energizer Holdings, Inc.‡
2025 Term Loan B,
5.652%, 03/19/32 1 mo. USD
Term SOFR + 2.000% 890,805
975,000
Genmab AS‡
Term Loan B,
6.700%, 12/13/32 3 mo. USD
Term SOFR + 3.000% 982,249
4,366,496
Energy (0.2%)
974,910
Par Petroleum LLC‡
2025 Term Loan B,
6.933%, 02/28/30 3 mo. USD
Term SOFR + 3.250% 978,717
Financials (1.1%)
997,500
Blackstone Mortgage Trust, Inc.‡
2025 Term Loan B,
6.152%, 12/20/32 1 mo. USD
Term SOFR + 2.500% 1,000,313
979,827
Iron Mountain, Inc.‡
2023 Term Loan B,
5.652%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 981,664

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Short-Term Bond Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
959,944
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.902%, 05/05/28 1 mo. USD
Term SOFR + 2.250% $ 965,478
600,000
Jupiter Borrower, Inc.!
Term Loan B,
0.000%, 03/25/33 603,000
200,000
Lockton, Inc.!
Term Loan B,
0.000%, 04/22/33 200,750
995,000
Starwood Property Trust, Inc.‡
2025 Term Loan B,
5.902%, 09/24/32 1 mo. USD
Term SOFR + 2.250% 999,975
4,751,180
Health Care (0.6%)
950,543
DaVita, Inc.‡
2025 Term Loan B,
5.402%, 05/09/31 1 mo. USD
Term SOFR + 1.750% 955,890
540,370
Elanco Animal Health, Inc.‡
2025 Term Loan B,
5.415%, 10/31/32 1 mo. USD
Term SOFR + 1.750% 542,650
982,587
Medline Borrower LP‡
2025 Term Loan B,
5.402%, 10/23/28 1 mo. USD
Term SOFR + 1.750% 987,107
2,485,647
Industrials (0.7%)
990,000
Novelis Corp.‡
2025 Term Loan B,
5.450%, 03/11/32 3 mo. USD
Term SOFR + 1.750% 994,019
990,000
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.902%, 02/10/32 1 mo. USD
Term SOFR + 2.250% 991,950
997,500
Stonepeak Nile Parent LLC‡
2025 Term Loan B,
5.919%, 04/09/32 3 mo. USD
Term SOFR + 2.250% 1,002,024
2,987,993
Information Technology (1.0%)
500,000
CACI International, Inc.‡
2026 Incremental Term Loan B2,
5.402%, 03/09/33 1 mo. USD
Term SOFR + 1.750% 502,500
482,143
Coherent Corp.‡
2025 Term Loan B2,
5.402%, 07/02/29 1 mo. USD
Term SOFR + 1.750% 483,951
980,000
KBR, Inc.‡
2024 1st Lien Term Loan B,
5.652%, 01/17/31 1 mo. USD
Term SOFR + 2.000% 983,415
PRINCIPAL
AMOUNT a a VALUE a
449,186
Open Text Corp.‡
2023 Term Loan B,
5.402%, 01/31/30 1 mo. USD
Term SOFR + 1.750% $ 438,359
732,626
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.672%, 05/09/31 1 mo. USD
Term SOFR + 2.000% 733,538
852,852
TTM Technologies, Inc.‡
2024 Term Loan B,
5.915%, 05/30/30 1 mo. USD
Term SOFR + 2.250% 859,960
4,001,723
Materials (1.3%)
880,453
Axalta Coating Systems U.S.
Holdings, Inc.‡
2024 Term Loan B7,
5.450%, 12/20/29 3 mo. USD
Term SOFR + 1.750% 883,054
974,671
Chemours Co.‡
2025 USD Term Loan B,
7.152%, 10/15/32 1 mo. USD
Term SOFR + 3.500% 974,184
331,650
Knife River HoldCo‡
Term Loan,
5.669%, 03/08/32 3 mo. USD
Term SOFR + 2.000% 334,035
997,500
Qnity Electronics, Inc.‡
Term Loan B,
5.652%, 11/01/32 1 mo. USD
Term SOFR + 2.000% 1,002,697
1,000,000
Solstice Advanced Materials, Inc.‡
Term Loan B,
5.413%, 10/29/32 3 mo. USD
Term SOFR + 1.750% 1,008,285
992,500
Terex Corp.‡
2025 Term Loan,
5.402%, 10/08/31 1 mo. USD
Term SOFR + 1.750% 999,016
5,201,271
Other (0.2%)
1,000,000
Allison Transmission, Inc.‡
2025 Incremental Term Loan B,
5.402%, 01/02/33 1 mo. USD
Term SOFR + 1.750% 1,007,235
TOTAL BANK LOANS
(Cost $37,059,912)
37,170,515

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Short-Term Bond Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BOND (0.2%)
Health Care (0.2%)
1,000,000 CONMED Corp.
2.250%, 06/15/27
(Cost $974,094) $ 977,450
CORPORATE BONDS (57.1%)
Airlines (0.6%)
1,021,112 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*
4.800%, 02/15/29 1,021,214
British Airways Pass-Through Trust*
237,014 Series 2018-1, Class A, 4.125%,
03/20/33 230,705
390,054 Series 2019-1, Class A, 3.350%,
12/15/30 381,582
JetBlue Pass-Through Trust
215,187 Series 2019, Class B, 8.000%,
05/15/29 212,106
597,884 Series 1B, Class B, 7.750%,
05/15/30 599,988
2,445,595
Communication Services (2.1%)
1,000,000 Airbnb, Inc.
4.400%, 03/16/29 998,640
1,000,000 Alphabet, Inc.
4.100%, 11/15/30 991,120
1,000,000 Ashtead Capital, Inc.*
4.375%, 08/15/27 996,120
1,000,000 AT&T, Inc.
4.700%, 08/15/30 1,007,210
500,000 Frontier California, Inc. Series F
6.750%, 05/15/27 509,090
1,000,000 Frontier North, Inc. Series G
6.730%, 02/15/28 1,030,090
500,000 Match Group Holdings II LLC*
4.625%, 06/01/28 494,260
Orange SA*
500,000 4.250%, 01/13/31 490,675
500,000 4.000%, 01/13/29^ 495,495
500,000 Paramount Global
3.700%, 10/04/26 497,470
1,000,000 Uber Technologies, Inc.
4.150%, 01/15/31 980,160
8,490,330
Consumer Discretionary (7.0%)
222,000 Advance Auto Parts, Inc.*
7.000%, 08/01/30 229,166
1,000,000 AS Mileage Plan IP Ltd.*^
5.308%, 10/20/31 986,170
AutoZone, Inc.
500,000 5.050%, 07/15/26 500,670
500,000 4.500%, 02/01/28 501,220
1,000,000 Bath & Body Works, Inc.*
6.625%, 10/01/30 1,014,330
PRINCIPAL
AMOUNT a a VALUE a
1,000,000 BMW U.S. Capital LLC*
5.050%, 08/11/28 $ 1,012,610
1,000,000 BorgWarner, Inc.
2.650%, 07/01/27 980,430
500,000 Brightstar Lottery PLC*
5.250%, 01/15/29 498,140
1,000,000 Caesars Entertainment, Inc.*
7.000%, 02/15/30 1,015,530
Carnival Corp.*
500,000 5.125%, 05/01/29 498,635
500,000 4.000%, 08/01/28 488,880
154,000 CCO Holdings LLC/CCO Holdings
Capital Corp.*
5.125%, 05/01/27 154,080
500,000 Cyprium Corp./Cyprium Holdings
Luxembourg SARL*
6.125%, 04/15/31 505,505
Daimler Truck Finance North
America LLC*
500,000 5.125%, 09/25/27 503,950
500,000 5.000%, 01/15/27 502,700
252,000 Dana, Inc.
4.250%, 09/01/30 241,457
1,000,000 Denso Corp.*
4.282%, 09/17/30 989,880
1,000,000 DR Horton, Inc.
4.850%, 10/15/30 1,009,560
1,000,000 Flutter Treasury DAC*
6.375%, 04/29/29 1,016,230
1,000,000 Ford Motor Credit Co. LLC
4.970%, 04/06/29 991,970
1,000,000 General Motors Financial Co., Inc.
6.000%, 01/09/28 1,022,190
1,000,000 Gildan Activewear, Inc.*
4.700%, 10/07/30 990,280
500,000 Group 1 Automotive, Inc.*
6.375%, 01/15/30 508,025
1,000,000 Honda Motor Co. Ltd.
4.436%, 07/08/28 998,340
500,000 Kia Corp.*
3.500%, 10/25/27 493,055
1,000,000 Lennar Corp.
5.200%, 07/30/30 1,014,210
1,000,000 Lithia Motors, Inc.*
5.500%, 10/01/30 995,560
1,000,000 Lowe's Cos., Inc.
4.250%, 03/15/31 985,190
1,000,000 M/I Homes, Inc.
4.950%, 02/01/28 995,290
500,000 Mattel, Inc.*^
5.875%, 12/15/27 500,225
1,000,000 Mercedes-Benz Finance North
America LLC*^
4.250%, 03/10/29 993,140
1,000,000 Meritage Homes Corp.*^
3.875%, 04/15/29 974,300
MGM Resorts International
500,000 6.125%, 09/15/29 507,190
500,000 5.500%, 04/15/27 501,405

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Short-Term Bond Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
500,000 Nissan Motor Acceptance Co. LLC*
7.050%, 09/15/28 $ 512,845
1,000,000 O'Reilly Automotive, Inc.^
5.750%, 11/20/26 1,008,020
500,000 Royal Caribbean Cruises Ltd.*
5.500%, 04/01/28 505,420
1,000,000 Taylor Morrison Communities, Inc.*
5.750%, 01/15/28 1,009,870
500,000 Whirlpool Corp.^
6.125%, 06/15/30 490,320
500,000 ZF North America Capital, Inc.*
6.875%, 04/14/28 511,830
29,157,818
Consumer Staples (1.7%)
500,000 Brink's Co.*
6.500%, 06/15/29 511,690
1,000,000 Cencora, Inc.
3.950%, 02/13/29 986,150
1,000,000 Cintas Corp. No. 2
4.200%, 05/01/28 999,550
441,000 Land O'Lakes Capital Trust I*
7.450%, 03/15/28 451,941
1,000,000 Mondelez International, Inc.
2.625%, 03/17/27 987,140
1,000,000 Novartis Capital Corp.
4.100%, 11/05/30 987,160
1,000,000 Sysco Corp.
3.300%, 07/15/26 998,430
1,000,000 United Rentals North America, Inc.
3.875%, 11/15/27 987,180
6,909,241
Energy (2.6%)
500,000 Buckeye Partners LP*
6.875%, 07/01/29 516,480
1,000,000 Enbridge, Inc.
5.250%, 04/05/27 1,008,680
1,000,000 Hess Midstream Operations LP*
6.500%, 06/01/29 1,025,280
1,000,000 Kinder Morgan, Inc.
5.100%, 08/01/29 1,018,880
500,000 Oceaneering International, Inc.
6.000%, 02/01/28 501,965
1,000,000 ONEOK, Inc.
5.550%, 11/01/26 1,005,930
500,000 Patterson-UTI Energy, Inc.
3.950%, 02/01/28 492,255
1,000,000 Schlumberger Holdings Corp.*
5.000%, 05/29/27 1,008,280
1,000,000 South Bow USA Infrastructure
Holdings LLC
4.911%, 09/01/27 1,004,090
Sunoco LP*
500,000 5.875%, 07/15/27 500,435
1,000,000 5.625%, 03/15/31 1,004,020
500,000 VOC Escrow Ltd.*
5.000%, 02/15/28 498,835
PRINCIPAL
AMOUNT a a VALUE a
1,000,000 Williams Cos., Inc.
4.625%, 06/30/30 $ 998,980
10,584,110
Financials (19.8%)
1,000,000 AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
4.875%, 04/01/28 1,006,320
1,000,000 Affiliated Managers Group, Inc.
3.300%, 06/15/30 941,130
1,000,000 African Development Bank
3.875%, 06/12/28 998,880
1,000,000 Allstate Corp.
5.050%, 06/24/29 1,019,040
250,000 Ally Financial, Inc.‡
5.737%, 05/15/29 , 1 day USD
SOFR Index + 1.960% 253,920
American Express Co.‡
500,000 5.389%, 07/28/27 , 1 day USD
SOFR + 0.970% 501,300
1,000,000 5.085%, 01/30/31 , 1 day USD
SOFR Index + 1.020% 1,017,750
500,000 American Homes 4 Rent LP
4.950%, 06/15/30 502,965
1,000,000 American International Group, Inc.
4.850%, 05/07/30 1,010,740
1,000,000 Aon North America, Inc.^
5.125%, 03/01/27 1,006,890
500,000 ARES Capital Corp.^
5.250%, 04/12/31 486,760
Arthur J Gallagher & Co.
500,000 4.850%, 12/15/29 504,865
500,000 4.600%, 12/15/27^ 501,535
2,000,000 Asian Development Bank
2.750%, 01/19/28 1,962,040
1,000,000 Asian Infrastructure Investment
Bank
4.000%, 01/18/28 1,001,430
750,000 Aviation Capital Group LLC*
1.950%, 09/20/26 743,145
1,000,000 Avolon Holdings Funding Ltd.*
4.700%, 01/30/31 983,060
1,000,000 AXIS Specialty Finance PLC
4.000%, 12/06/27 992,300
1,000,000 Bank of America Corp.‡
4.979%, 01/24/29 , 1 day USD
SOFR + 0.830% 1,008,160
1,000,000 Bank of Montreal^‡
4.350%, 09/22/31 , 1 day USD
SOFR Index + 1.080% 988,330
1,000,000 Bank of New York Mellon‡
4.729%, 04/20/29 , 1 day USD
SOFR + 1.135% 1,008,200
1,000,000 Bank of Nova Scotia^
5.250%, 06/12/28 1,020,410
1,000,000 Barclays PLC‡
4.219%, 05/24/30 , 1 day USD
SOFR + 0.930% 986,160

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Short-Term Bond Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
250,000 BlackRock Funding, Inc.^
4.600%, 07/26/27 $ 251,605
500,000 Blackstone Private Credit Fund
4.950%, 09/26/27 496,665
1,000,000 Boston Properties LP
6.750%, 12/01/27 1,032,610
1,250,000 Capital One Financial Corp.
4.100%, 02/09/27 1,248,650
1,000,000 CBRE Services, Inc.
4.800%, 06/15/30 1,002,970
1,000,000 Charles Schwab Corp.‡
4.343%, 11/14/31 , 1 day USD
SOFR + 0.940% 987,690
1,000,000 Chubb INA Holdings LLC
4.650%, 08/15/29 1,010,280
1,000,000 Citigroup, Inc.‡
3.887%, 01/10/28 , 3 mo. USD
Term SOFR + 1.825% 996,310
1,000,000 Citizens Bank NA‡
4.192%, 01/29/29 , 1 day USD
SOFR + 0.700% 993,440
1,000,000 CNO Global Funding*
4.700%, 12/11/30 990,890
1,000,000 Cooperatieve Rabobank UA*‡
4.655%, 08/22/28 , 1 yr. CMT +
1.750% 1,001,850
1,000,000 COPT Defense Properties LP
4.500%, 10/15/30 988,860
1,000,000 Council of Europe Development
Bank
3.750%, 05/25/26 999,960
Credit Acceptance Corp.*
330,000 9.250%, 12/15/28 344,705
222,000 6.625%, 03/15/30 221,394
1,000,000 Danske Bank AS*‡
4.298%, 04/01/28 , 1 yr. CMT +
1.750% 998,840
1,000,000 Depository Trust Co.*
4.550%, 03/27/31 1,001,650
1,000,000 Enact Holdings, Inc.
6.250%, 05/28/29 1,033,860
1,000,000 Essent Group Ltd.
6.250%, 07/01/29 1,035,060
1,000,000 European Investment Bank
3.250%, 11/15/27 990,460
1,000,000 Federation des Caisses Desjardins
du Quebec*
4.565%, 08/26/30 998,020
1,000,000 Fifth Third Bank NA‡
4.967%, 01/28/28 , 1 day USD
SOFR + 0.810% 1,003,030
750,000 Fifth Third Financial Corp.‡
5.982%, 01/30/30 , 1 day USD
SOFR + 2.155% 773,535
1,000,000 First Industrial LP
5.250%, 01/15/31 1,012,890
1,000,000 FNB Corp.‡
5.722%, 12/11/30 , 1 day USD
SOFR Index + 1.930% 1,009,820
PRINCIPAL
AMOUNT a a VALUE a
1,000,000 Gabx Leasing LLC*
4.625%, 04/15/31 $ 987,930
1,000,000 GGAM Finance Ltd.*
8.000%, 06/15/28 1,041,730
1,000,000 GLP Capital LP/GLP Financing II,
Inc.
5.750%, 06/01/28 1,013,640
500,000 Goldman Sachs BDC, Inc.
6.375%, 03/11/27 505,510
1,000,000 Goldman Sachs Group, Inc.‡
4.148%, 01/21/29 , 1 day USD
SOFR + 0.710% 992,970
465,000 Goldman Sachs Private Credit
Corp.*
5.050%, 02/23/28 459,722
1,000,000 Huntington Bancshares, Inc.‡
4.623%, 01/28/32 , 1 day USD
SOFR + 0.990% 988,570
500,000 Intercontinental Exchange, Inc.
3.950%, 12/01/28 496,025
1,000,000 JPMorgan Chase & Co.‡
4.915%, 01/24/29 , 1 day USD
SOFR + 0.800% 1,008,360
500,000 KeyCorp^‡
5.121%, 04/04/31 , 1 day USD
SOFR Index + 1.227% 505,325
Kreditanstalt fuer Wiederaufbau
1,000,000 3.750%, 02/15/28 997,440
300,000 1.000%, 10/01/26 296,568
1,000,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
4.750%, 06/15/29 979,280
1,000,000 LPL Holdings, Inc.*
4.625%, 11/15/27 995,680
1,000,000 Lseg U.S. Fin Corp.*
4.250%, 03/23/29 992,490
1,000,000 M&T Bank Corp.‡
4.833%, 01/16/29 , 1 day USD
SOFR + 0.930% 1,004,040
1,000,000 Macquarie Airfinance Holdings
Ltd.*
5.200%, 03/27/28 1,004,270
1,000,000 Metropolitan Life Global Funding
I*^
4.350%, 01/12/31 988,180
500,000 Morgan Stanley‡
5.042%, 07/19/30 , 1 day USD
SOFR + 1.215% 505,700
500,000 Morgan Stanley Bank NA‡
4.952%, 01/14/28 , 1 day USD
SOFR + 1.080% 501,990
1,000,000 Mutual of Omaha Cos Global
Funding*
5.350%, 04/09/27 1,011,000
531,000 Nasdaq, Inc.
5.350%, 06/28/28 541,073
500,000 National Bank of Canada
5.600%, 12/18/28 514,745
1,000,000 National Securities Clearing Corp.*
4.700%, 05/20/30 1,014,100

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Short-Term Bond Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
500,000 NatWest Markets PLC*
1.600%, 09/29/26 $ 495,125
500,000 Nordea Bank Abp*
1.500%, 09/30/26 494,625
1,000,000 Northern Trust Corp.
4.150%, 11/19/30 992,230
1,000,000 Nuveen LLC*
5.550%, 01/15/30 1,026,150
1,000,000 Oesterreichische Kontrollbank AG^
3.625%, 09/09/27 995,500
500,000 OneMain Finance Corp.
3.500%, 01/15/27 493,760
1,000,000 PayPal Holdings, Inc.^
2.650%, 10/01/26 994,220
500,000 Pinnacle Bank/Nashville TN
5.625%, 02/15/28 503,935
500,000 PNC Financial Services Group, Inc.‡
4.075%, 01/26/29 , 1 day USD
SOFR + 0.610% 497,455
500,000 Pricoa Global Funding I*
1.200%, 09/01/26 495,325
Principal Life Global Funding II*
200,000 5.000%, 01/16/27 201,204
1,000,000 4.950%, 11/27/29^ 1,009,260
1,000,000 Prologis LP
4.750%, 01/15/31 1,010,850
500,000 Prologis Targeted U.S. Logistics
Fund LP*
5.250%, 04/01/29 509,835
1,000,000 RGA Global Funding*
4.600%, 11/25/30 993,310
500,000 RLJ Lodging Trust LP*
3.750%, 07/01/26 499,105
500,000 Rocket Mortgage LLC/Rocket
Mortgage Co-Issuer, Inc.*
2.875%, 10/15/26 496,090
Royal Bank of Canada
750,000 6.000%, 11/01/27^ 769,590
1,000,000 4.612%, 05/03/32‡ , 1 day USD
SOFR + 1.010% 994,140
SBA Tower Trust*
250,000 1.840%, 04/15/27 244,332
500,000 1.631%, 05/15/51 493,139
300,000 Skandinaviska Enskilda Banken
AB*^
1.200%, 09/09/26 296,979
500,000 SLM Corp.
3.125%, 11/02/26 494,520
500,000 State Street Corp.‡
4.530%, 02/20/29 , 1 day USD
SOFR + 1.018% 502,140
1,000,000 Toronto-Dominion Bank^
4.808%, 06/03/30 1,008,640
1,000,000 Toyota Motor Credit Corp.^
4.625%, 01/12/28 1,008,820
1,000,000 Truist Bank Series BKNT‡
4.136%, 10/23/29 , 1 day USD
SOFR + 0.911% 990,860
PRINCIPAL
AMOUNT a a VALUE a
1,000,000 U.S. Bancorp‡
5.100%, 07/23/30 , 1 day USD
SOFR + 1.250% $ 1,017,230
500,000 United Wholesale Mortgage LLC*
5.500%, 04/15/29 477,165
82,222,246
Health Care (2.8%)
1,000,000 180 Medical, Inc.*^
3.875%, 10/15/29 965,930
1,000,000 Agilent Technologies, Inc.
2.750%, 09/15/29 947,940
1,000,000 Cardinal Health, Inc.
5.000%, 11/15/29 1,014,400
1,000,000 Elevance Health, Inc.
4.101%, 03/01/28 994,910
1,000,000 Gilead Sciences, Inc.
1.200%, 10/01/27 960,680
1,000,000 Illumina, Inc.
4.750%, 12/12/30 995,270
1,000,000 IQVIA, Inc.
5.700%, 05/15/28 1,018,870
500,000 Laboratory Corp. of America
Holdings
2.950%, 12/01/29 474,970
1,000,000 McKesson Corp.
4.650%, 05/30/30 1,006,860
500,000 Sanofi SA
3.800%, 11/03/28 496,540
Teva Pharmaceutical Finance
Netherlands III BV
1,000,000 5.125%, 05/09/29^ 1,003,320
295,000 3.150%, 10/01/26 293,086
1,000,000 Thermo Fisher Scientific, Inc.^
5.000%, 01/31/29 1,018,940
500,000 UnitedHealth Group, Inc.
5.250%, 02/15/28 508,620
11,700,336
Industrials (7.4%)
500,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 513,735
1,000,000 AGCO Corp.
5.450%, 03/21/27 1,008,090
1,000,000 Amcor Flexibles North America, Inc.
4.250%, 03/08/29 991,710
500,000 American Airlines, Inc./AAdvantage
Loyalty IP Ltd.*
5.750%, 04/20/29 500,630
1,000,000 Amphenol Corp.^
5.050%, 04/05/27 1,009,240
1,000,000 Amrize Finance U.S. LLC
4.700%, 04/07/28 1,003,960
1,000,000 Canadian Pacific Railway Co.
4.000%, 06/01/28 993,460
500,000 Cascades, Inc./Cascades USA, Inc.*
6.750%, 07/15/30 505,025
1,000,000 CNH Industrial Capital LLC
4.500%, 10/08/27 1,001,030

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Short-Term Bond Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,100,000 CRH SMW Finance DAC
5.125%, 01/09/30 $ 1,119,910
932,875 Delta Air Lines Pass-Through Trust
Series AA, Class AA
2.000%, 12/10/29 902,716
500,000 Deluxe Corp.*
8.125%, 09/15/29 522,410
1,100,000 Eaton Capital ULC
4.450%, 05/09/30 1,099,615
608,000 EnerSys*
4.375%, 12/15/27 601,853
250,000 GATX Corp.
5.400%, 03/15/27 252,067
500,000 GXO Logistics, Inc.^
1.650%, 07/15/26 496,905
500,000 Herc Holdings, Inc.*
6.625%, 06/15/29 512,770
1,000,000 Honeywell Aerospace, Inc.*
4.000%, 03/16/29 989,530
1,000,000 Ingersoll Rand, Inc.
5.400%, 08/14/28 1,022,440
1,000,000 Jabil, Inc.
4.200%, 02/01/29 988,370
500,000 Johnson Controls International PLC/
Tyco Fire & Security Finance SCA^
5.500%, 04/19/29 516,065
1,000,000 Lennox International, Inc.
5.500%, 09/15/28 1,020,730
1,000,000 Mohawk Industries, Inc.^
5.850%, 09/18/28 1,028,780
1,000,000 Nordson Corp.
5.600%, 09/15/28 1,022,760
1,000,000 Owens Corning
5.500%, 06/15/27 1,012,110
1,000,000 Parker-Hannifin Corp.
4.250%, 09/15/27 1,000,530
1,000,000 Paychex, Inc.
5.100%, 04/15/30 1,010,540
1,000,000 Penske Truck Leasing Co. LP/PTL
Finance Corp.*
5.250%, 02/01/30 1,015,130
1,000,000 Ryder System, Inc.
5.650%, 03/01/28 1,021,960
309,000 Sensata Technologies BV*
4.000%, 04/15/29 301,093
SMBC Aviation Capital Finance
DAC*^
500,000 5.100%, 04/01/30 504,535
500,000 1.900%, 10/15/26 494,175
500,000 Sumisho Air Lease Corp.
2.200%, 01/15/27 492,325
500,000 TransDigm, Inc.*
6.375%, 03/01/29 510,825
200,000 Tyco Electronics Group SA
4.500%, 02/09/31 199,328
United Airlines Pass-Through Trust
528,078 Series A, Class A, 4.550%,
02/25/33 509,807
PRINCIPAL
AMOUNT a a VALUE a
1,106,057 Series A, Class A, 2.900%,
11/01/29 $ 1,059,160
1,000,000 Veralto Corp.
5.500%, 09/18/26 1,003,680
500,000 WESCO Distribution, Inc.*
6.375%, 03/15/29 510,730
500,000 Williams Scotsman, Inc.*
6.625%, 06/15/29 513,560
30,783,289
Information Technology (5.7%)
1,000,000 Accenture Capital, Inc.^
4.050%, 10/04/29 992,330
1,000,000 Applied Materials, Inc.
4.800%, 06/15/29 1,017,450
1,000,000 Block, Inc.*
5.625%, 08/15/30 1,001,480
1,000,000 Booz Allen Hamilton, Inc.*
3.875%, 09/01/28 979,200
1,000,000 Broadcom, Inc.
4.200%, 10/15/30 988,510
715,000 Broadridge Financial Solutions, Inc.
3.400%, 06/27/26 714,106
1,000,000 Cadence Design Systems, Inc.
4.200%, 09/10/27 999,440
500,000 CDW LLC/CDW Finance Corp.
3.250%, 02/15/29 478,050
500,000 CGI, Inc.^
1.450%, 09/14/26 495,035
1,000,000 Dell International LLC/EMC Corp.
4.750%, 04/01/28 1,006,120
1,000,000 Hewlett Packard Enterprise Co.
4.400%, 09/25/27 999,310
500,000 HP, Inc.^
1.450%, 06/17/26 498,190
1,000,000 Intuit, Inc.^
5.250%, 09/15/26 1,003,220
1,000,000 Keysight Technologies, Inc.
3.000%, 10/30/29 952,390
1,000,000 Leidos, Inc.
4.100%, 03/15/29 987,920
1,000,000 MSCI, Inc.*
4.000%, 11/15/29 971,770
1,000,000 NVIDIA Corp.
1.550%, 06/15/28 950,170
1,000,000 NXP BV/NXP Funding LLC/NXP
USA, Inc.
4.300%, 08/19/28 996,990
500,000 Open Text Corp.*
6.900%, 12/01/27 511,600
Oracle Corp.
500,000 4.800%, 08/03/28 499,450
1,000,000 2.650%, 07/15/26 996,580
500,000 Roper Technologies, Inc.
4.200%, 09/15/28 496,185
1,000,000 Salesforce, Inc.
4.500%, 03/15/28 1,001,240
1,000,000 Synopsys, Inc.
4.850%, 04/01/30 1,008,670

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Short-Term Bond Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,000,000 Take-Two Interactive Software, Inc.
5.400%, 06/12/29 $ 1,019,830
1,000,000 TD SYNNEX Corp.
4.300%, 01/17/29 989,290
Texas Instruments, Inc.^
500,000 4.600%, 02/15/28 504,015
250,000 1.125%, 09/15/26 247,545
500,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 476,505
23,782,591
Materials (0.1%)
500,000 Sherwin-Williams Co.
3.450%, 06/01/27 495,630
Other (2.5%)
500,000 Alumina Pty. Ltd.*
6.125%, 03/15/30 511,610
1,000,000 AutoNation, Inc.
4.450%, 01/15/29 992,090
1,000,000 Element Fleet Management Corp.*
5.037%, 03/25/30 1,010,650
1,000,000 European Investment Bank
4.000%, 02/15/29 1,002,030
500,000 Gen Digital, Inc.*
6.750%, 09/30/27 503,050
1,000,000 Host Hotels & Resorts LP Series H
3.375%, 12/15/29 952,500
1,000,000 Inter-American Development Bank^
4.000%, 01/12/28 1,001,400
1,000,000 International Bank for
Reconstruction & Development
1.375%, 04/20/28 952,450
1,000,000 International Finance Corp.
4.500%, 01/21/28 1,009,680
500,000 JB Hunt Transport Services, Inc.^
4.900%, 03/15/30 505,085
1,000,000 Nordic Investment Bank
3.750%, 05/09/30 990,640
1,000,000 VICI Properties LP
4.750%, 04/01/28 1,001,190
10,432,375
Real Estate (1.7%)
— American Tower Corp.
1.600%, 04/15/26 —
1,000,000 Brixmor Operating Partnership LP
4.125%, 06/15/26 999,780
1,000,000 Camden Property Trust
5.850%, 11/03/26 1,007,340
1,000,000 EPR Properties
4.750%, 11/15/30 982,980
750,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*
3.750%, 12/15/27 733,027
1,000,000 Public Storage Operating Co.^
5.125%, 01/15/29 1,021,820
PRINCIPAL
AMOUNT a a VALUE a
1,000,000 Realty Income Corp.
3.950%, 02/01/29 $ 988,270
1,000,000 Simon Property Group LP^
4.375%, 10/01/30 993,820
167,000 Weyerhaeuser Co.
4.750%, 05/15/26 167,042
6,894,079
Special Purpose Acquisition Companies (0.2%)
1,000,000 New York Life Global Funding*
4.150%, 07/25/28 997,080
Utilities (2.9%)
1,000,000 Alliant Energy Finance LLC*
5.400%, 06/06/27 1,008,030
1,000,000 Dayton Power & Light Co.
4.550%, 08/15/30 986,190
1,000,000 Duke Energy Carolinas LLC^
4.850%, 03/15/30 1,017,180
500,000 Entergy Texas, Inc.
1.500%, 09/01/26 495,395
1,000,000 Evergy, Inc.
4.250%, 03/15/29 992,160
National Rural Utilities Cooperative
Finance Corp.
1,000,000 4.400%, 05/11/29†† 1,000,770
500,000 4.120%, 09/16/27 499,125
1,000,000 NextEra Energy Capital Holdings,
Inc.
4.850%, 02/04/28 1,008,630
1,000,000 Niagara Mohawk Power Corp.*^
4.647%, 10/03/30 997,890
1,000,000 NiSource, Inc.
5.200%, 07/01/29 1,019,980
1,000,000 NSTAR Electric Co.
3.200%, 05/15/27 990,590
25,000 PPL Capital Funding, Inc. Series A‡
6.627%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 24,643
1,000,000 Public Service Co. of Colorado
4.150%, 03/13/29 994,850
1,000,000 Sempra
3.400%, 02/01/28 981,430
12,016,863
TOTAL CORPORATE BONDS
(Cost $235,841,079)
236,911,583
MUNICIPAL OBLIGATIONS (2.6%)
Consumer Discretionary (0.1%)
200,000
Washington State Housing Finance
Commission
5.285%, 06/01/27 202,884
300,000
Washington State Housing Finance
Commission
5.345%, 12/01/27 306,113
508,997

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Short-Term Bond Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Other (2.4%)
100,000
Alaska Housing Finance Corp.
4.808%, 06/01/27 $ 100,989
250,000
City of Carmel Waterworks Revenue
4.966%, 05/01/28 253,422
205,000
City of Mishawaka
4.700%, 08/15/26 205,527
400,000
Colorado Housing & Finance
Authority
4.390%, 11/01/29 402,873
375,000
Colorado Housing & Finance
Authority
5.402%, 05/01/27 379,892
370,000
Colorado Housing & Finance
Authority
5.452%, 11/01/27 376,652
1,000,000
Commonwealth of Massachusetts
5.306%, 01/01/30 1,012,292
1,000,000
Connecticut Housing Finance
Authority
4.771%, 05/15/30 1,019,625
135,000
East Montgomery County
Improvement District Sales Tax
Revenue
1.550%, 08/15/26 134,081
375,000
Florida Housing Finance Corp.
5.077%, 07/01/26 375,739
190,000
Florida Housing Finance Corp.
5.086%, 01/01/27 191,405
170,000
Florida Housing Finance Corp.
5.136%, 07/01/27 171,974
200,000
Idaho Housing & Finance
Association
4.398%, 07/01/29 199,811
235,000
Idaho Housing & Finance
Association
4.418%, 01/01/30 234,197
115,000
Idaho Housing & Finance
Association
4.478%, 07/01/30 114,487
250,000
Indiana Housing & Community
Development Authority
5.065%, 01/01/27 251,972
175,000
Indiana Housing & Community
Development Authority
5.095%, 07/01/26 175,361
350,000
Iowa Finance Authority
5.412%, 07/01/27 355,449
505,000
Iowa Finance Authority
5.502%, 07/01/28 518,527
250,000
Nevada Housing Division
5.251%, 10/01/26 251,489
450,000
Nevada Housing Division
5.268%, 04/01/27 455,524
435,000
Nevada Housing Division
5.338%, 10/01/27 443,027
100,000
New Mexico Mortgage Finance
Authority
4.447%, 03/01/30 100,966
PRINCIPAL
AMOUNT a a VALUE a
390,000
New York City Transitional Finance
Authority Future Tax Secured
Revenue
1.250%, 05/01/26 $ 389,974
390,000
New York City Transitional Finance
Authority Future Tax Secured
Revenue
3.430%, 08/01/26 389,573
125,000
Utah Housing Corp.
4.627%, 07/01/29 126,789
145,000
Victor Valley Community College
District
2.878%, 08/01/26 144,688
300,000
West Virginia Housing Development
Fund
4.510%, 05/01/30 302,960
200,000
West Virginia Housing Development
Fund
4.560%, 11/01/30 202,056
170,000
Westminster Public Schools
0.906%, 12/01/26 167,191
115,000
Wisconsin Housing & Economic
Development Authority Home
Ownership Revenue
4.518%, 03/01/29 116,040
100,000
Wisconsin Housing & Economic
Development Authority Home
Ownership Revenue
4.568%, 09/01/29 101,071
9,665,623
Utilities (0.1%)
505,000
Augusta Water & Sewer Revenue
4.300%, 10/01/26 505,156
TOTAL MUNICIPAL
OBLIGATIONS
(Cost $10,597,364)
10,679,776
RESIDENTIAL MORTGAGE BACKED SECURITIES (0.4%)
Financials (0.4%)
28,495
Bank
Series 2019-BN16, Class A2
3.933%, 02/15/52
(Cost $28,495) 28,262
1,142,289
GS Mortgage-Backed Securities
Corp. Trust
Series 2021-PJ4, Class A8*‡
2.500%, 09/25/51
(Cost $1,138,040) 1,029,806
453,316
GS Mortgage-Backed Securities
Trust
Series 2021-PJ11, Class A8*‡

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Short-Term Bond Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
PRINCIPAL
AMOUNT a a VALUE a
2.500%, 04/25/52
(Cost $453,006) $ 404,945
1,463,013
TOTAL RESIDENTIAL
MORTGAGE BACKED
SECURITIES
(Cost $1,619,541)
1,463,013
SOVEREIGN BONDS (1.4%)
Financials (0.5%)
1,000,000 Development Bank of Japan, Inc.*
5.125%, 09/01/26 1,003,781
1,000,000 Kommunalbanken AS*
3.625%, 10/16/28 991,858
200,000 Kommunalbanken AS*
4.500%, 09/01/28 202,295
2,197,934
Other (0.9%)
500,000 Export Development Canada
3.875%, 02/14/28 499,503
1,000,000 Export Development Canada
4.125%, 02/13/29 1,004,960
1,003,000 Export-Import Bank of Korea
5.000%, 01/11/28 1,017,335
1,000,000 Svensk Exportkredit AB
4.125%, 06/14/28 1,002,880
3,524,678
TOTAL SOVEREIGN BONDS
(Cost $5,730,474)
5,722,612
U.S. GOVERNMENT AND AGENCY SECURITIES (5.3%)
Other (5.3%)
Federal National Mortgage
Association
3,515,597 3.500%, 05/01/35 3,454,583
1,011,373 3.500%, 07/01/35 980,949
772,096 2.500%, 04/01/31 746,922
U.S. Treasury Notes
6,000,000 4.250%, 02/28/29^ 6,053,906
5,000,000 4.250%, 01/31/30 5,049,024
3,000,000 3.500%, 09/30/29 2,958,164
3,000,000 3.375%, 09/15/28 2,964,609
TOTAL U.S. GOVERNMENT AND
AGENCY SECURITIES
(Cost $22,123,292)
22,208,157
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.0%)
16,734,068
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.669%†***
(Cost $16,734,068) $ 16,734,068
TOTAL INVESTMENTS (101.7%)
(Cost $421,119,735)
$ 422,292,710
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.0%) (16,734,068)
OTHER ASSETS, LESS LIABILITIES (2.3%)
9,702,726
NET ASSETS (100.0%) $ 415,261,368
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
** Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at April 30,
2026.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡ Variable rate security. The rate shown is the rate in effect at April 30,
2026.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
^ Security, or portion of security, is on loan.
†† When-issued security.
† Represents investment of cash collateral received from securities on loan as of April 30, 2026.
*** The rate disclosed is the 7 day net yield as of April 30, 2026.
ABBREVIATION
SOFR Secured Overnight Financing Rate
CMT Constant Maturity Treasury

See accompanying Notes to Schedule of Investments
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Short-Term Bond Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 8):
FUTURES CONTRACTS
NUMBER OF
CONTRACTS DESCRIPTION
EXPIRATION
DATE
NOTIONAL
VALUE
MARKET VALUE/
UNREALIZED
APPRECIATION
(DEPRECIATION)
*
Buys
100 U.S. Treasury Note
2-Year Jun 2026 $ 20,712,500 $ (22,097)
200 U.S. Treasury Note
5-Year Jun 2026 21,567,188 (400,486)
$ (422,583)
* This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of
Assets and Liabilities for futures contracts.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Securities 76 $ — $ 90,425,536 $ — $ 90,425,536
Bank Loans 44 — 37,170,515 — 37,170,515
Convertible Bond 1 — 977,450 — 977,450
Corporate Bonds 298 — 236,911,583 — 236,911,583
Municipal Obligations 38 — 10,679,776 — 10,679,776
Residential Mortgage Backed Securities 3 — 1,463,013 — 1,463,013
Sovereign Bonds 7 — 5,722,612 — 5,722,612
U.S. Government and Agency Securities 7 — 22,208,157 — 22,208,157
Investment of Cash Collateral for Securities Loaned 1 — 16,734,068 — 16,734,068
Total $ — $ 422,292,710 $ — $ 422,292,710
Liabilities: — — — —
Futures Contracts 2 $ 422,583 $ — $ — $ 422,583
Total $ 422,583 $ — $ — $ 422,583

Notes to Financial Statements
(unaudited)

www.calamos.com
Note 1 – Organization and Significant Accounting Policies
Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of nineteen series,  Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund, Merger Arbitrage
Fund, Convertible Fund, Global Convertible Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth
Fund, Growth and Income Fund, Select Fund, International Growth Fund, Evolving World Growth Fund, Global Equity Fund,
Global Opportunities Fund, International Small Cap Growth Fund, Total Return Bond Fund, High Income Opportunities
Fund, and Short-Term Bond Fund (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment
Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class C (except Timpani SMID Growth Fund and Short-Term Bond Fund), and Class I shares of each of the
Funds. Class R6 shares are offered in Market Neutral Income Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth
Fund, Growth and Income Fund, International Growth Fund, Global Equity Fund, and International Small Cap Growth Fund
only.
On April 8, 2026, The Trust's Board of Trustees (“Board” or “Trustees”) approved the conversion of Calamos Timpani SMID
Growth Fund (“Timpani SMID Growth Fund") into a newly-created exchange-traded fund, Calamos Timpani Active SMID
Growth ETF (the “New ETF”), which is a series of Calamos ETF Trust. The proposed conversion into the New ETF is subject to approval by the shareholders of Timpani SMID Growth Fund. A proxy statement/prospectus detailing the proposed conversion is expected to be mailed to Timpani SMID Growth Fund's shareholders on or about July 9, 2026, and a shareholder meeting is scheduled to be held on or about August 24, 2026. If shareholder approval of the proposed conversion is obtained, it is expected that the proposed conversion will take place at the close of business on or about September 18, 2026. In connection with the proposed conversion of the Fund into an ETF, Class A and Class R6 shares of the Fund will be consolidated into Class
I shares of the Fund on or about September 11, 2026.
Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"), and each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. The following summarizes the significant accounting policies of the Funds.
Fund Valuation. The Trustees, including a majority of the Trustees who are not “interested persons” of the Funds, have designated Calamos Advisors LLC (“Calamos Advisors”, or the “Adviser”) to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” Calamos Advisors has adopted procedures consistent with ASC Topic 820: Fair Value Measurement  to guide the determination of the net asset value (“NAV”) on any day on which a Fund’s NAV is determined. The valuation of the Funds’ investments is in accordance with these procedures.
Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market
®
are valued at the NASDAQ
®
Official
Closing Price, as determined by NASDAQ
®
, or lacking a NASDAQ
®
Official Closing Price, the last current reported sale price on NASDAQ
®
at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.
Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.
New purchases in third-party private funds ("Private Funds") may be valued at acquisition cost until a NAV is provided by the Private Fund's investment manager. Thereafter, investments in Private Funds are generally valued using the quarterly (or more frequent) NAV provided by the Private Funds (the "practical expedient"), whose underlying investments are valued in a

Notes to Financial Statements
(unaudited)

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
manner consistent with ASC 820: Fair Value Measurement , to determine the fair value of such interests. Calamos Advisors, as valuation designee, will review the practical expedient and determine reasonableness based on its knowledge of current market conditions and the individual characteristics of the applicable Private Fund. In circumstances where a Fund's valuation date is in between a date in which a Private Fund reports its NAV or such NAV is otherwise unavailable, Calamos Advisors shall consider whether an adjustment to the most recent NAV per share is appropriate, considering the practical expedient and adjusting in good faith based on factors Calamos Advisors deems appropriate.
Investments in equity or credit of privately held companies may be valued using the income approach, market approach, cost approach, option pricing approach, recent transaction approach, liquidation approach, or any other method of valuation deemed reasonable by Calamos Advisors, as valuation designee, to assess the valuation of the investment. With respect to private equity investments, an appropriate discount for lack of marketability will be applied to any approach which does not reflect such a discount. The security will be monitored daily for relevant news and valuation-affecting events.
Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.
If the Adviser’s pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.
Each Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
Investment Transactions. Investment transactions are recorded on a trade date basis as of April 30, 2026. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign currency gains or losses arise from the disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes

Notes to Financial Statements
(unaudited)

www.calamos.com
(due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.
Allocation of Expenses Among Funds and Classes. Expenses directly attributable to a Fund are charged to that Fund;
certain other common expenses of the Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund,
Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund,
Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity and
Dynamic Income Trust, Calamos Antetokounmpo Sustainable Equities Trust, Calamos ETF Trust, Calamos Aksia Alternative
Credit and Income Fund, Calamos Aksia Private Equity and Alternatives Fund, and Calamos Aksia Hedged Strategies Fund,
are allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis. Expenses directly attributable to a particular class of a fund in the Trust are charged directly to such class. In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day plus current day fund share activity.
Income Taxes. No provision has been made for U.S. income taxes because the Trust’s policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the Funds’ taxable income and net realized gains.
Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment.
These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting for fixed income securities. The financial statements are not adjusted for temporary differences.
The Funds recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Indemnifications. Under the Trust’s organizational documents, the Trust is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnifications to other parties. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Funds’ management expects the risk of material loss in connection to a potential claim to be remote.
Segment Reporting. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker, and for which discrete financial information is available. Consistent with the definition of a chief operating decision maker (“CODM”) provided by Financial Accounting Standards Board ("FASB") “Accounting Standards
Update (ASU) 2023-07-Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,”  the Funds'
CODM is Calamos Advisors' Chief Executive Officer, who also serves as Trustee and Vice President of the Funds. The Funds operate as a single reportable segment, which reflects how the CODM monitors and manages the operating results of the Funds. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition, is consistent with that presented within the Funds' financial statements and financial highlights.

Notes to Financial Statements
(unaudited)

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Note 2 – Investment Advisor and Transactions with Affiliates or Certain Other Parties
Pursuant to an investment advisory agreement with Calamos Advisors, each Fund pays a monthly investment advisory fee based on the average daily net assets of the Fund, as shown below:
* International Growth Fund and Global Equity Fund are subject to a possible adjustment based on performance as described below.
AVERAGE DAILY NET ASSETS
GROWTH FUND
ANNUAL RATE
EVOLVING WORLD
GROWTH FUND
ANNUAL RATE
TOTAL RETURN
BOND FUND
ANNUAL RATE
SELECT FUND,
INTERNATIONAL GROWTH FUND*,
GLOBAL EQUITY FUND*,
GLOBAL OPPORTUNITIES FUND
ANNUAL RATE
First $500 million 1.00% 1.10% 0.45% 1.00%
Next $500 million 0.90% 1.05% 0.43% 0.95%
Next $5 billion 0.80% 1.00% 0.41% 0.90%
Over $6 billion 0.70% 0.90% 0.35% 0.80%
AVERAGE DAILY NET ASSETS
GLOBAL
CONVERTIBLE
FUND
ANNUAL RATE
TIMPANI
SMALL CAP
GROWTH
FUND
ANNUAL RATE
TIMPANI
SMID
GROWTH
FUND
ANNUAL RATE
SHORT-TERM
BOND FUND
ANNUAL RATE
GROWTH AND
INCOME FUND,
CONVERTIBLE FUND,
MARKET NEUTRAL
INCOME FUND,
HEDGED EQUITY
FUND
ANNUAL RATE
HIGH INCOME
OPPORTUNITIES
FUND
ANNUAL RATE
PHINEUS
LONG/SHORT
FUND
ANNUAL RATE
First $500 million 0.85% 0.90% 0.95% 0.30% 0.75% 0.60% 1.25%
Next $500 million 0.80% 0.80% 0.85% 0.27% 0.70% 0.55% 1.20%
Over $1 billion 0.75% 0.75% 0.80% 0.25% 0.65% 0.50% 1.15%
AVERAGE DAILY NET ASSETS
MERGER
ARBITRAGE FUND
ANNUAL RATE
INTERNATIONAL
SMALL CAP
GROWTH FUND
ANNUAL RATE
First $500 million 1.00% 0.95%
Next $500 million 0.95% 0.90%
Over $1 billion 0.90% 0.85%

Notes to Financial Statements
(unaudited)

www.calamos.com
The average investment advisory fee as of the period ended April 30, 2026 was as follows:
Each of  International Growth Fund  and Global Equity Fund pays a fee based on average daily net assets of the Fund that is accrued daily and paid on a monthly basis, subject to possible adjustment based on the Fund’s investment performance (since
March 2006 for International Growth Fund and since February 2008 for Global Equity Fund). The performance adjustment increases or decreases the management fee, on a monthly basis, by 1/12 of 0.03% of a Fund’s average daily net assets over the performance period for each full 1% increment amount by which a Fund outperforms or underperforms the benchmark index (“Index”), on an annualized basis, over the performance measurement period. The benchmark indexes are the MSCI
EAFE Growth Index and the MSCI World Index for the International Growth Fund and Global Equity Fund, respectively .
The base fee is shown in the table above. The performance adjustment rate is calculated by comparing over the performance measurement period the Fund’s Class A share performance to that of the respective Index. The performance measurement period commenced at the beginning of each Fund’s first full month of operation (April 2005 and March 2007 for the
International Growth Fund and Global Equity Fund , respectively). The first performance adjustment was applied to the advisory fee at the end of the twelfth month. Each month subsequent to the twelfth month, a new month is added to the performance measurement period until the performance measurement period includes 36 months. Thereafter, the performance measurement period consists of the most recent month plus the previous 35 months.
The performance comparison is made at the end of each month. The maximum annualized performance adjustment rate is
+/- 0.30% of the Fund’s average daily net assets over the performance measurement period. The performance adjustment rate is divided by twelve and multiplied by the Fund’s average daily net assets over the performance measurement period, and the resulting dollar amount is then added to or subtracted from the base fee. Calamos Advisors may receive a positive performance adjustment even if the Fund has a negative return over a performance measurement period if it otherwise outperforms the Index during that period.
Each Fund (an "Acquiring Fund") may invest in shares of another Fund (an "Acquired Fund") in the Calamos Family of
Funds. Calamos Advisors has contractually agreed to waive a portion of its advisory fee charged to the Acquiring Fund equal to the advisory fee paid by the Acquired Fund that is attributable to the Acquiring Fund's investment in the Acquired Fund, based on daily net assets. For the period ended April 30, 2026, the total advisory fees waived pursuant to such agreement were $501,985 for the Market Neutral Income Fund and are included in the Statements of Operations under the caption
“Expense reductions”.
FUND PERCENTAGE
001
Calamos Market Neutral Income Fund 0.65%
005
Calamos Hedged Equity Fund 0.73%
010
Calamos Phineus Long/Short Fund 1.22%
015
Calamos Merger Arbitrage Fund 1.00%
020
Calamos Convertible Fund 0.73%
025
Calamos Global Convertible Fund 0.85%
030
Calamos Timpani Small Cap Growth Fund 0.88%
035
Calamos Timpani SMID Growth Fund 0.95%
040
Calamos Growth Fund 0.89%
045
Calamos Growth and Income Fund 0.67%
060
Calamos Select Fund 1.00%
065
Calamos International Growth Fund 1.00%
070
Calamos Evolving World Growth Fund 1.10%
075
Calamos Global Equity Fund 1.00%
080
Calamos Global Opportunities Fund 1.00%
085
Calamos International Small Cap Growth Fund 0.95%
090
Calamos Total Return Bond Fund 0.45%
095
Calamos High Income Opportunities Fund 0.60%
100
Calamos Short-Term Bond Fund 0.30%

Notes to Financial Statements
(unaudited)

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
As of April 30, 2026, the Market Neutral Income Fund had holdings of $335 million in the Short-Term Bond Fund . During the period from November 1, 2025 through April 30, 2026, the Market Neutral Income Fund had no subscriptions or redemptions and earned $8 million in dividends.
Each Fund reimburses Calamos Advisors for a portion of compensation paid to the Trust’s Chief Compliance Officer. This compensation is reported as part of the “Trustees’ fees and officer compensation” expense on the Statements of Operations.
Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of each Fund as a percentage of the average daily net assets through March 1, 2027 (except as noted) as follows:
FUND
CLASS A
SHARES
CLASS C
SHARES
CLASS I
SHARES
CLASS R6
SHARES
001
Calamos Market Neutral Income Fund 1.75% 2.50% 1.50% 1.50% less the annual sub-transfer
agency ratio
*
005
Calamos Hedged Equity Fund 1.25% 2.00% 1.00% —
010
Calamos Phineus Long/Short Fund 2.00% 2.75% 1.75% —
015
Calamos Merger Arbitrage Fund 1.50% 2.25% 1.25% —
020
Calamos Convertible Fund 1.75% 2.50% 1.50% —
025
Calamos Global Convertible Fund 1.35% 2.10% 1.10% —
030
Calamos Timpani Small Cap Growth Fund 1.30% 2.05% 1.05% 1.05% less the annual sub-transfer
agency
ratio
*
035
Calamos Timpani SMID Growth Fund 1.35% — 1.10% 1.10% less the annual sub-transfer
agency
ratio
*
040
Calamos Growth Fund 1.75% 2.50% 1.50% —
045
Calamos Growth and Income Fund 1.75% 2.50% 1.50% 1.50% less the annual sub-transfer
agency
ratio
*
060
Calamos Select Fund 1.15% 1.90% 0.90% —
065
Calamos International Growth Fund 1.20% 1.95% 0.95% 0.95% less the annual sub-transfer
agency
ratio
*
070
Calamos Evolving World Growth Fund 1.30% 2.05% 1.05% —
075
Calamos Global Equity Fund 1.40% 2.15% 1.15% 1.15% less the
annual sub-transfer
agency ratio
*
080
Calamos Global Opportunities Fund 1.22% 1.97% 0.97% —
085
Calamos International Small Cap Growth Fund 1.35% 2.10% 1.10% 1.10% less the annual sub-transfer
agency
ratio
*
090
Calamos Total Return Bond Fund 0.90% 1.65% 0.65% —
095
Calamos High Income Opportunities Fund 1.00% 1.75% 0.75% —
100
Calamos Short-Term Bond Fund 0.65% — 0.40% —
* The annual sub-transfer agency ratio is equal to the aggregate sub-transfer agency expenses common to the other share classes of the Fund divided by the aggregated average annual net assets of the Fund’s other share classes.

Notes to Financial Statements
(unaudited)

www.calamos.com
For the period ended April 30, 2026, Calamos Advisors waived or absorbed the following expenses:
These amounts are included in the Statements of Operations under the caption “Expense reductions”.
As Distributor, Calamos Financial Services LLC (“CFS”) assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940
Act whereby the Fund pays to CFS a distribution and/or service fee at the annual rate of 0.25% of the average daily net assets of the Fund’s Class A shares; a service fee at the annual rate of 0.25% and a distribution fee at the rate of 0.75% of the average daily net assets of the Fund’s Class C shares. No such fees are paid on each Fund's Class I or Class R6 shares.
CFS also receives a sales commission and/or an underwriting fee on certain sales of each Fund’s Class A shares. During the period ended April 30, 2026, CFS received commissions and underwriting fees as follows:
Two Trustees  and certain officers of the Trust are also officers and directors of CFS and Calamos Advisors. Such trustees and officers serve without direct compensation from the Trust. The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and Officers and is available without charge, upon request, at www.calamos.com or by calling 800.582.6959.
FUND AMOUNT
001
Calamos Market Neutral Income Fund $ 501,985
015
Calamos Merger Arbitrage Fund 59,905
025
Calamos Global Convertible Fund 12
030
Calamos Timpani Small Cap Growth Fund 13,526
035
Calamos Timpani SMID Growth Fund 49,492
040
Calamos Growth Fund 70,502
060
Calamos Select Fund 108,185
065
Calamos International Growth Fund 573,429
070
Calamos Evolving World Growth Fund 641,712
075
Calamos Global Equity Fund 72,353
080
Calamos Global Opportunities Fund 344,027
085
Calamos International Small Cap Growth Fund 83,930
090
Calamos Total Return Bond Fund 55,985
095
Calamos High Income Opportunities Fund 81,341
FUND AMOUNT
001
Calamos Market Neutral Income Fund $ 13,387
005
Calamos Hedged Equity Fund 1,728
010
Calamos Phineus Long/Short Fund 3,408
020
Calamos Convertible Fund 3,858
025
Calamos Global Convertible Fund 46
030
Calamos Timpani Small Cap Growth Fund 5,908
035
Calamos Timpani SMID Growth Fund 71
040
Calamos Growth Fund 20,773
045
Calamos Growth and Income Fund 68,023
060
Calamos Select Fund 552
065
Calamos International Growth Fund 1,438
070
Calamos Evolving World Growth Fund 1,361
075
Calamos Global Equity Fund 2,073
080
Calamos Global Opportunities Fund 1,879
085
Calamos International Small Cap Growth Fund 57
090
Calamos Total Return Bond Fund 15
095
Calamos High Income Opportunities Fund 136
100
Calamos Short-Term Bond Fund 124

Notes to Financial Statements
(unaudited)

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
As of April 30, 2026, certain affiliates of Calamos Advisors hold material investments in the Funds as follows:
As of April 30, 2026, the Market Neutral Income Fund held 91.1% of the outstanding shares of Short-Term Bond Fund .
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, a trustee who is not an “interested person” (as defined in the 1940 Act) and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee’s deferral account as of the business day such compensation would have been paid to the participating trustee.
The value of amounts deferred for a participating trustee is determined by reference to the change in value of Class I shares of one or more funds of the Trust designated by the participant. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares.
At April 30, 2026, the Funds had deferred compensation balances, which are included in “Other assets” on the Statements of Assets and Liabilities, as follows:
Each Fund's obligation to make payments under the Plan is a general obligation of the Fund and is included in “Deferred compensation to Trustees” on the Statements of Assets and Liabilities at April 30, 2026.
InterFund Lending Program and Joint Credit Agreement
The SEC has granted an exemptive order to the Funds permitting the Funds to participate in an interfund lending facility whereby participating Funds may directly lend to and borrow money from each other (an “InterFund Loan”) for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall)
(the “InterFund Program”). The InterFund Program is subject to a number of conditions, which are discussed in detail in the
Funds’ Statement of Additional Information. Any loan made through the InterFund Program is expected to be more beneficial to a borrowing Fund (i.e., at a lower interest rate) than borrowing from a bank and more beneficial to a lending Fund (i.e., at a higher rate of return) than an alternative short-term investment. The duration of an InterFund Loan will be limited to the time required to receive payment for securities sold, but in no event more than seven days. In addition, each InterFund
Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund. No
InterFund Loans were made during the period.
On April 30, 2021, the Trust, on behalf of certain Funds, entered into a $50,000,000 Demand Discretionary Credit Agreement with State Street Bank and Trust Company (the “Credit Agreement”). On November 30, 2022, the Credit Agreement was
increased to $100,000,000. Each Fund that is a party to the Credit Agreement may borrow under the Credit Agreement to meet shareholder redemptions and for other lawful temporary purposes. Borrowing results in interest expense and other fees and expenses, which may increase a Fund’s net expenses and reduce a Fund’s return. In addition, borrowing by a Fund may create leverage by increasing a Fund’s investment exposure. This will result in changes in a Fund’s NAV, either positive or negative, being greater than it would have been if the Fund had not borrowed. Administration, legal, and arrangement
FUND PERCENTAGE
015
Calamos Merger Arbitrage Fund 46%
035
Calamos Timpani SMID Growth Fund 54
060
Calamos Select Fund 39
FUND AMOUNT
001
Calamos Market Neutral Income Fund $ 198,532
020
Calamos Convertible Fund 204,237
040
Calamos Growth Fund 989,947
045
Calamos Growth and Income Fund 427,460
060
Calamos Select Fund 106,129
065
Calamos International Growth Fund 66,800
070
Calamos Evolving World Growth Fund 19,684
075
Calamos Global Equity Fund 34,264
080
Calamos Global Opportunities Fund 160,759
090
Calamos Total Return Bond Fund 38,555
095
Calamos High Income Opportunities Fund 116,954

Notes to Financial Statements
(unaudited)

www.calamos.com
fees, if applicable, under the Credit Agreement are allocated among Funds based upon factors deemed relevant by Calamos
Advisors and the Board of each Fund, while fees on any amounts drawn by a Fund under the Credit Agreement are borne by that Fund. At April 30, 2026, there were no borrowings under the Credit Agreement. Please see the supplement to the
Prospectus and Statement of Additional Information for more information about the Credit Agreement.
Note 3 – Investments
The cost of purchases and proceeds from sales of long-term investments, excluding investments sold short, for the period ended
April 30, 2026 are shown in the table below. Furthermore, the cost of purchases to cover short sales and the proceeds of short sales were $1,940,546,333 and $1,911,753,997 for Market Neutral Income Fund , $2,220,797,985 and $2,118,019,552 for
Phineus Long/Short Fund , and $124,333 and $192,254 for Merger Arbitrage Fund , respectively.
Note 4 – Income Taxes
The following information is presented on a federal income tax basis as of April 30, 2026. Differences between the cost basis under U.S. GAAP and federal income tax purposes are primarily due to temporary differences.
The cost basis of investments for federal income tax purposes at April 30, 2026 was as follows*:
COST OF PURCHASES PROCEEDS FROM SALES
FUND
U.S. GOV’T
SECURITIES OTHER
U.S. GOV’T
SECURITIES OTHER
001
Calamos Market Neutral Income Fund $ — $ 2,633,613,520 $ — $ 2,621,964,994
005
Calamos Hedged Equity Fund — 206,823,772 — 113,998,137
010
Calamos Phineus Long/Short Fund — 1,502,152,937 — 1,644,628,622
015
Calamos Merger Arbitrage Fund — 2,098,011 — 1,954,085
020
Calamos Convertible Fund 15,271,445 490,938,501 — 460,921,638
025
Calamos Global Convertible Fund — 38,908,304 — 32,429,240
030
Calamos Timpani Small Cap Growth Fund — 711,700,712 — 660,454,531
035
Calamos Timpani SMID Growth Fund — 40,102,237 — 38,443,407
040
Calamos Growth Fund — 564,245,133 — 654,021,076
045
Calamos Growth and Income Fund — 550,314,534 — 669,528,916
060
Calamos Select Fund — 10,953,551 — 13,204,017
065
Calamos International Growth Fund — 233,777,652 — 237,578,995
070
Calamos Evolving World Growth Fund — 324,500,185 — 381,783,241
075
Calamos Global Equity Fund — 102,364,327 — 104,221,970
080
Calamos Global Opportunities Fund — 208,204,877 — 215,300,212
085
Calamos International Small Cap Growth Fund — 11,387,762 — 7,241,683
090
Calamos Total Return Bond Fund 1,867,889 1,235,233 2,779,191 4,936,370
095
Calamos High Income Opportunities Fund — 5,913,590 — 18,648,923
100
Calamos Short-Term Bond Fund 5,732,434 73,946,964 6,615,725 66,873,509
FUND
COST BASIS OF
INVESTMENTS
GROSS UNREALIZED
APPRECIATION
GROSS UNREALIZED
DEPRECIATION
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
001
Calamos Market Neutral Income Fund $ 7,928,860,513 $ 7,561,259,971 $ (1,986,648,050) $ 5,574,611,921
005
Calamos Hedged Equity Fund 461,054,366 439,577,730 (53,480,513) 386,097,217
010
Calamos Phineus Long/Short Fund 969,327,055 163,036,799 (33,615,363) 129,421,436
015
Calamos Merger Arbitrage Fund 2,204,466 83,956 (80,981) 2,975
020
Calamos Convertible Fund 898,639,226 227,154,189 (20,791,954) 206,362,235
025
Calamos Global Convertible Fund 156,040,371 23,168,015 (7,994,079) 15,173,936
030
Calamos Timpani Small Cap Growth Fund 442,369,435 300,348,788 (2,651,226) 297,697,563
035
Calamos Timpani SMID Growth Fund 29,435,484 17,830,448 (232,877) 17,597,571
040
Calamos Growth Fund 742,389,610 999,674,365 (6,485,154) 993,189,211

Notes to Financial Statements
(unaudited)

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.
The tax character of distributions for the period ended April 30, 2026 will be determined at the end of each Fund’s current fiscal year. Distributions during the fiscal year ended October 31, 2025 were characterized for federal income tax purposes as follows:
As of October 31, 2025, the components of accumulated earnings/(loss) on a tax basis were as follows:
FUND
COST BASIS OF
INVESTMENTS
GROSS UNREALIZED
APPRECIATION
GROSS UNREALIZED
DEPRECIATION
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
045
Calamos Growth and Income Fund $ 1,518,002,382 $ 1,837,733,923 $ (38,958,181) $ 1,798,775,742
060
Calamos Select Fund 31,586,890 29,379,079 (555,370) 28,823,709
065
Calamos International Growth Fund 267,294,569 106,374,588 (4,153,694) 102,220,894
070
Calamos Evolving World Growth Fund 275,201,591 186,968,783 (11,175,592) 175,793,191
075
Calamos Global Equity Fund 116,252,574 72,913,019 (2,229,182) 70,683,837
080
Calamos Global Opportunities Fund 240,564,610 120,508,008 (5,397,739) 115,110,269
085
Calamos International Small Cap Growth Fund 9,743,502 3,708,358 (254,819) 3,453,539
090
Calamos Total Return Bond Fund 25,214,679 151,111 (1,893,321) (1,742,210)
095
Calamos High Income Opportunities Fund 23,263,429 384,182 (765,247) (381,065)
100
Calamos Short-Term Bond Fund 421,119,735 2,614,144 (1,863,752) 750,392
YEAR ENDED
OCTOBER 31, 2025
FUND
ORDINARY
INCOME
LONG-TERM
CAPITAL GAIN
RETURN OF
CAPITAL
001
Calamos Market Neutral Income Fund $ 296,095,860 $ — $ —
005
Calamos Hedged Equity Fund 3,088,848 — —
010
Calamos Phineus Long/Short Fund 52,463,731 13,858,051 —
015
Calamos Merger Arbitrage Fund 60,245 — —
020
Calamos Convertible Fund 9,638,032 4,809,732 —
025
Calamos Global Convertible Fund 250,166 — —
030
Calamos Timpani Small Cap Growth Fund 10,564,357 — —
035
Calamos Timpani SMID Growth Fund 729,029 47,832 —
040
Calamos Growth Fund 40,125,936 53,885,930 —
045
Calamos Growth and Income Fund 21,589,927 117,487,868 —
060
Calamos Select Fund 384,953 3,613,233 —
065
Calamos International Growth Fund — 10,308,357 —
075
Calamos Global Equity Fund 2,781,152 8,247,784 —
080
Calamos Global Opportunities Fund 1,874,396 19,698,579 —
090
Calamos Total Return Bond Fund 1,155,568 — —
095
Calamos High Income Opportunities Fund 2,276,259 — —
100
Calamos Short-Term Bond Fund 17,896,517 — —
1
001
CALAMOS MARKET
NEUTRAL INCOME
FUND
005
CALAMOS HEDGED
EQUITY FUND
010
CALAMOS PHINEUS
LONG/SHORT FUND
015
CALAMOS MERGER
ARBITRAGE FUND
Undistributed ordinary income $ 108,044,544 $ 661,486 $ 56,158,517 $ 175,019
Undistributed capital gains — — 1,795,468 20,457
Total undistributed earnings 108,044,544 661,486 57,953,985 195,476
Accumulated capital and other losses (2,463,314,791) (108,820,362) — —
Net unrealized gains/(losses) 4,939,197,218 379,172,716 126,447,293 (17,481)

Notes to Financial Statements
(unaudited)

www.calamos.com
1
001
CALAMOS MARKET
NEUTRAL INCOME
FUND
005
CALAMOS HEDGED
EQUITY FUND
010
CALAMOS PHINEUS
LONG/SHORT FUND
015
CALAMOS MERGER
ARBITRAGE FUND
Total accumulated earnings/(losses) $ 2,583,926,971 $ 271,013,840 $ 184,401,278 $ 177,995
Other (233,866,025) (721,638) (37,438,202) (148)
Paid-in-capital 14,642,843,351 508,794,858 985,928,171 2,663,378
Net assets applicable to common shareholders $ 16,992,904,297 $ 779,087,060 $ 1,132,891,247 $ 2,841,225
1
020
CALAMOS
CONVERTIBLE FUND
025
CALAMOS GLOBAL
CONVERTIBLE FUND
030
CALAMOS TIMPANI
SMALL CAP GROWTH
FUND
035
CALAMOS TIMPANI
SMID GROWTH FUND
Undistributed ordinary income $ 28,485,057 $ 477,689 $ — $ —
Undistributed capital gains 63,401,117 6,930,210 — 1,658,357
Total undistributed earnings 91,886,174 7,407,899 — 1,658,357
Accumulated capital and other losses — — (64,779,023) —
Net unrealized gains/(losses) 168,418,874 16,783,780 187,297,345 12,352,851
Total accumulated earnings/(losses) $ 260,305,048 $ 24,191,679 $ 122,518,322 $ 14,011,208
Other (931,157) — — —
Paid-in-capital 669,147,415 134,880,192 433,733,147 23,210,663
Net assets applicable to common shareholders $ 928,521,306 $ 159,071,871 $ 556,251,469 $ 37,221,871
1
040
CALAMOS GROWTH
FUND
045
CALAMOS GROWTH
AND INCOME FUND
060
CALAMOS SELECT
FUND
065
CALAMOS
INTERNATIONAL
GROWTH FUND
Undistributed ordinary income $ — $ 34,338,481 $ 19,663 $ 1,039,266
Undistributed capital gains 127,577,489 189,614,465 3,099,844 30,614,472
Total undistributed earnings 127,577,489 223,952,946 3,119,507 31,653,738
Net unrealized gains/(losses) 1,056,826,554 1,710,429,279 30,097,588 74,734,613
Total accumulated earnings/(losses) $ 1,184,404,043 $ 1,934,382,225 $ 33,217,095 $ 106,388,351
Other (29,855,201) (25,720,659) (126,229) (236,110)
Paid-in-capital 607,317,330 1,377,467,733 29,778,100 181,185,955
Net assets applicable to common shareholders $ 1,761,866,172 $ 3,286,129,299 $ 62,868,966 $ 287,338,196
1
070
CALAMOS EVOLVING
WORLD GROWTH FUND
075
CALAMOS GLOBAL
EQUITY FUND
080
CALAMOS GLOBAL
OPPORTUNITIES FUND
085
CALAMOS
INTERNATIONAL SMALL
CAP GROWTH FUND
Undistributed ordinary income $ 214,389 $ 4,217,573 $ 1,119,537 $ 59,209
Undistributed capital gains — 17,612,406 24,270,350 22,945
Total undistributed earnings 214,389 21,829,979 25,389,887 82,154
Accumulated capital and other losses (35,162,433) — — —
Net unrealized gains/(losses) 106,149,215 61,662,366 97,281,273 1,449,356
Total accumulated earnings/(losses) $ 71,201,171 $ 83,492,345 $ 122,671,160 $ 1,531,510
Other (190,361) (1,946,543) (2,797,088) —
Paid-in-capital 326,874,607 84,743,838 206,055,326 5,773,718
Net assets applicable to common shareholders $ 397,885,417 $ 166,289,640 $ 325,929,398 $ 7,305,228
1
090
CALAMOS TOTAL
RETURN BOND FUND
095
CALAMOS
HIGH INCOME
OPPORTUNITIES FUND
100
CALAMOS SHORT-TERM
BOND FUND
Undistributed ordinary income $ — $ 30,564 $ 51,802
Total undistributed earnings — 30,564 51,802

Notes to Financial Statements
(unaudited)

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
The following Funds had capital loss carryforwards for the period ended October 31, 2025, with no expiration date, available to offset future realized capital gains:
The following funds had capital loss carryforwards utilized in the period ended October 31, 2025:
Note 5 – Short Sales
Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Accrued dividends on securities sold short are disclosed within other accounts payable and accrued liabilities on the Statements of Assets and
Liabilities. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.
To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.
Note 6 – Derivative Instruments
Foreign Currency Risk. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.
To mitigate the counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master
Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
1
090
CALAMOS TOTAL
RETURN BOND FUND
095
CALAMOS
HIGH INCOME
OPPORTUNITIES FUND
100
CALAMOS SHORT-TERM
BOND FUND
Accumulated capital and other losses (2,804,207) (13,377,486) (12,778,632)
Net unrealized gains/(losses) (1,956,782) (651,924) (84,756)
Total accumulated earnings/(losses) $ (4,760,989) $ (13,998,846) $ (12,811,586)
Other (120,522) (128,294) (1,150)
Paid-in-capital 33,989,137 49,413,938 423,919,507
Net assets applicable to common shareholders $ 29,107,626 $ 35,286,798 $ 411,106,771
FUND SHORT-TERM LONG-TERM
001
Calamos Market Neutral Income Fund $ 1,191,311,556 $ 1,272,003,235
005
Calamos Hedged Equity Fund 52,471,443 56,348,919
030
Calamos Timpani Small Cap Growth Fund 64,779,023 —
070
Calamos Evolving World Growth Fund 35,162,433 —
095
Calamos Total Return Bond Fund 1,204,118 1,600,089
095
Calamos High Income Opportunities Fund 1,208,762 12,168,724
100
Calamos Short-Term Bond Fund 3,999,756 8,778,876
FUND UTILIZED
025
Calamos Global Convertible Fund $ 6,153,760
030
Calamos Timpani Small Cap Growth Fund 22,688,524
070
Calamos Evolving World Growth Fund 55,411,282
085
Calamos International Small Cap Growth Fund 278,245

Notes to Financial Statements
(unaudited)

www.calamos.com
Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Generally, collateral is exchanged between a Fund and the counterparty and the amount of collateral due from a Fund or to a counterparty has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the
Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. When a Fund is required to post collateral under the terms of a derivatives transaction and master netting agreement, a Fund’s custodian holds the collateral in a segregated account, subject to the terms of a tri-party agreement among a Fund, the custodian and the counterparty. The master netting agreement and tri-party agreement provide, in relevant part, that the counterparty may have rights to the amounts in the segregated account in the event that a Fund defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. When a counterparty is required to post collateral under the terms of a derivatives transaction and master netting agreement, the counterparty delivers such amount to a Fund’s custodian. The master netting agreement provides, in relevant part, that the Fund may have rights to such collateral in the event that the counterparty defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. Generally before a default, neither a Fund nor the counterparty may resell, rehypothecate, or repledge any collateral that it receives.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. A Fund’s net counterparty exposure is reflected in the counterparty table below. The net unrealized gain, if any, represents the credit risk to the respective Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. The Funds realize a gain or loss when a position is closed or upon settlement of the contracts.
As of April 30, 2026, the Funds had outstanding forward foreign currency contracts listed on the Schedules of Investments.
Equity Risk. Each Fund may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.
To seek to offset some of the risk of a potential decline in value of certain long positions, each Fund may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds (“ETFs”). Each Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in a Fund's portfolio, on broad-based securities indexes, or certain ETFs.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.
Options written by each Fund do not typically give rise to counterparty credit risk since options written obligate each Fund and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to each Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default.
As of April 30, 2026, the Funds had outstanding purchased options and/or written options as listed on the Schedule of
Investments.

Notes to Financial Statements
(unaudited)

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
As of April 30, 2026, the Funds had outstanding derivative contracts which are reflected on the Statements of Assets and
Liabilities as follows:
ASSET
DERIVATIVES
LIABILITY
DERIVATIVES
CALAMOS MARKET NEUTRAL INCOME FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options
(3)
$ 7,362,500 $ —
Over the Counter Purchased Options
(3)
45,410,115 —
Exchange-Traded Written Options
(5)
— 1,532,077,763
Forward Foreign Currency Contracts
(1)
1,073,274 270,630
Total Return Swaps
(4)
5,998,227 6,956,225
$ 59,844,116 $ 1,539,304,618
59,844,116 1,539,304,618
CALAMOS HEDGED EQUITY FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options
(3)
$ 24,055,200 $ —
Exchange-Traded Written Options
(5)
— 49,928,750
$ 24,055,200 $ 49,928,750
24,055,200 49,928,750
CALAMOS PHINEUS LONG/SHORT FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options
(3)
$ 8,826,330 $ —
Exchange-Traded Written Options
(5)
— 8,808,302
$ 8,826,330 $ 8,808,302
8,826,330 8,808,302
CALAMOS MERGER ARBITRAGE FUND
Gross amounts at fair value:
Exchange-Traded Written Options
(5)
$ — $ 1,925
$ — $ 1,925
— 1,925
CALAMOS CONVERTIBLE FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options
(3)
$ 4,807,310 $ —
Exchange-Traded Written Options
(5)
— 674,250
Forward Foreign Currency Contracts
(1)
28,244 109,374
$ 4,835,554 $ 783,624
4,835,554 783,624
CALAMOS GLOBAL CONVERTIBLE FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options
(3)
$ 33,567 $ —
$ 33,567 $ —
33,567 —

Notes to Financial Statements
(unaudited)

www.calamos.com
ASSET
DERIVATIVES
LIABILITY
DERIVATIVES
CALAMOS GROWTH AND INCOME FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options
(3)
$ 11,889,360 $ —
Exchange-Traded Written Options
(5)
— 484,488
$ 11,889,360 $ 484,488
11,889,360 484,488
CALAMOS INTERNATIONAL GROWTH FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options
(3)
$ 412,416 $ —
Forward Foreign Currency Contracts
(1)
29,823 240,768
$ 442,239 $ 240,768
442,239 240,768
CALAMOS EVOLVING WORLD GROWTH FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options
(3)
$ 3,811,078 $ —
Forward Foreign Currency Contracts
(1)
102,834 555,978
$ 3,913,912 $ 555,978
3,913,912 555,978
CALAMOS GLOBAL EQUITY FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options
(3)
$ 634,010 $ —
Forward Foreign Currency Contracts
(1)
44,675 38,870
$ 678,685 $ 38,870
678,685 38,870
CALAMOS GLOBAL OPPORTUNITIES FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options
(3)
$ 5,726,499 $ —
Forward Foreign Currency Contracts
(1)
86,676 87,981
$ 5,813,175 $ 87,981
5,813,175 87,981
CALAMOS INTERNATIONAL SMALL CAP GROWTH FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options
(3)
$ 16,896 $ —
Forward Foreign Currency Contracts
(1)
5,849 1,342
$ 22,745 $ 1,342
22,745 1,342
CALAMOS SHORT-TERM BOND FUND
Gross amounts at fair value:
Future Contracts
(2)
$ — $ 422,583
$ — $ 422,583
— 422,583

Notes to Financial Statements
(unaudited)

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
GROSS AMOUNTS NOT OFFSET
IN THE STATEMENT OF ASSETS AND LIABILITIES
CALAMOS MARKET NEUTRAL
INCOME FUND
GROSS AMOUNTS PRESENTED IN THE
STATEMENT OF ASSETS AND LIABILITIES
COLLATERAL
NET AMOUNT
RECEIVABLE IN
THE EVENT
NET AMOUNT
PAYABLE IN
THE EVENT
Counterparty ASSETS LIABILITIES PLEDGED
(a)
OF DEFAULT OF DEFAULT
Bank of America NA ISDA $ 1,338,560 $ — $ — $ 1,338,560 $ —
Bank of New York Mellon ISDA — 23,041 — — 23,041
Citibank NA ISDA 3,834,888 319,072  — 3,515,816 —
JPMorgan Securities LLC ISDA 824,779 2,626,147 1,801,368 — —
Morgan Stanley & Co. LLC ISDA — 4,011,006 — — 4,011,006
Northern Trust Company ISDA — 96,015 — — 96,015
State Street Bank and Trust ISDA 1,073,274 151,573 — 921,701 —
$7,071,501 $7,226,854 $1,801,368 $5,776,077 $4,130,062
(a) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and
Liabilities, for each respective counterparty.
GROSS AMOUNTS NOT OFFSET
IN THE STATEMENT OF ASSETS AND LIABILITIES
CALAMOS CONVERTIBLE FUND
GROSS AMOUNTS PRESENTED IN THE
STATEMENT OF ASSETS AND LIABILITIES
COLLATERAL
NET AMOUNT
RECEIVABLE IN
THE EVENT
NET AMOUNT
PAYABLE IN
THE EVENT
Counterparty ASSETS LIABILITIES PLEDGED OF DEFAULT OF DEFAULT
Bank of New York Mellon ISDA $ 28,244 $ 13,631 $ — $ 14,613 $ —
Northern Trust Company ISDA — 91,090 — — 91,090
State Street Bank and Trust ISDA — 4,654 — — 4,654
$28,244 $109,375 $— $14,613 $95,744
GROSS AMOUNTS NOT OFFSET
IN THE STATEMENT OF ASSETS AND LIABILITIES
CALAMOS INTERNATIONAL
GROWTH FUND
GROSS AMOUNTS PRESENTED IN THE
STATEMENT OF ASSETS AND LIABILITIES
COLLATERAL
NET AMOUNT
RECEIVABLE IN
THE EVENT
NET AMOUNT
PAYABLE IN
THE EVENT
Counterparty ASSETS LIABILITIES PLEDGED
(a)
OF DEFAULT OF DEFAULT
Northern Trust Company ISDA $ 29,823 $ 219,018 $ 189,195 $ — $ —
State Street Bank and Trust ISDA — 21,750 — — 21,750
$29,823 $240,768 $189,195 $— $21,750
(a) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and
Liabilities, for each respective counterparty.
GROSS AMOUNTS NOT OFFSET
IN THE STATEMENT OF ASSETS AND LIABILITIES
CALAMOS EVOLVING WORLD
GROWTH FUND
GROSS AMOUNTS PRESENTED IN THE
STATEMENT OF ASSETS AND LIABILITIES
COLLATERAL
NET AMOUNT
RECEIVABLE IN
THE EVENT
NET AMOUNT
PAYABLE IN
THE EVENT
Counterparty ASSETS LIABILITIES PLEDGED OF DEFAULT OF DEFAULT
Northern Trust Company ISDA $ 102,834 $ 137,620 $ — $ — $ 34,786
State Street Bank and Trust ISDA — 418,358 320,000 — 98,358
$102,834 $555,978 $320,000 $— $133,144

Notes to Financial Statements
(unaudited)

www.calamos.com
For the period ended April 30, 2026, the volume of derivative activity for the Fund is reflected below:*
* Activity during the period is measured by opened number of contracts for options purchased or written, opened forward foreign currency contracts
(measured in notional), opened number of contracts for futures contracts, and opened total return swaps (measured in notional).
GROSS AMOUNTS NOT OFFSET
IN THE STATEMENT OF ASSETS AND LIABILITIES
CALAMOS GLOBAL EQUITY
FUND
GROSS AMOUNTS PRESENTED IN THE
STATEMENT OF ASSETS AND LIABILITIES
COLLATERAL
NET AMOUNT
RECEIVABLE IN
THE EVENT
NET AMOUNT
PAYABLE IN
THE EVENT
Counterparty ASSETS LIABILITIES PLEDGED OF DEFAULT OF DEFAULT
Northern Trust Co. ISDA $ 44,675 $ 38,870 $ — $ 5,805 $ —
$44,675 $38,870 $— $5,805 $—
GROSS AMOUNTS NOT OFFSET
IN THE STATEMENT OF ASSETS AND LIABILITIES
CALAMOS GLOBAL
OPPORTUNITIES FUND
GROSS AMOUNTS PRESENTED IN THE
STATEMENT OF ASSETS AND LIABILITIES
COLLATERAL
NET AMOUNT
RECEIVABLE IN
THE EVENT
NET AMOUNT
PAYABLE IN
THE EVENT
Counterparty ASSETS LIABILITIES PLEDGED OF DEFAULT OF DEFAULT
Northern Trust Company ISDA $ 86,676 $ 75,421 $ — $ 11,255 $ —
State Street Bank and Trust ISDA — 12,560 — — 12,560
$86,676 $87,981 $— $11,255 $12,560
GROSS AMOUNTS NOT OFFSET
IN THE STATEMENT OF ASSETS AND LIABILITIES
CALAMOS INTERNATIONAL
SMALL CAP GROWTH FUND
GROSS AMOUNTS PRESENTED IN THE
STATEMENT OF ASSETS AND LIABILITIES
COLLATERAL
NET AMOUNT
RECEIVABLE IN
THE EVENT
NET AMOUNT
PAYABLE IN
THE EVENT
Counterparty ASSETS LIABILITIES PLEDGED OF DEFAULT OF DEFAULT
Northern Trust Company ISDA $ 3,793 $ — $ — $ 3,793 $ —
State Street Bank and Trust ISDA 2,056 1,342 — 714 —
$5,849 $1,342 $— $4,507 $—
FUND
FORWARD FOREIGN
CURRENCY
CONTRACTS
(1)
PURCHASED
OPTIONS
(3)
WRITTEN
OPTIONS
(5)
SWAPS
(4)
FUTURES
CONTRACTS
(2)
001
Calamos Market Neutral Income Fund 333,673,239 45,900 99,681 340,502,542 —
005
Calamos Hedged Equity Fund — 928 1,038 — —
010
Calamos Phineus Long/Short Fund — 561,053 562,797 — —
015
Calamos Merger Arbitrage Fund — — 10 — —
020
Calamos Convertible Fund 39,576,205 6,940 1,450 — —
040
Calamos Growth Fund — 5,100 3,100 — —
045
Calamos Growth and Income Fund — 35,290 7,870 — —
065
Calamos International Growth Fund 56,860,508 42,700 2,432 — —
070
Calamos Evolving World Growth Fund 82,684,811 167,767 6,346 — —
075
Calamos Global Equity Fund 13,334,298 2,459 — — —
080
Calamos Global Opportunities Fund 38,497,293 19,744 — — —
085
Calamos International Small Cap Growth Fund 1,862,843 446 — — —
090
Calamos Total Return Bond Fund — — — — 20
100
Calamos Short-Term Bond Fund — — — — 600
(1) Generally, the Statement of Assets and Liabilities location for Forward contracts is Unrealized appreciation on forward foreign currency contracts for asset derivatives and Unrealized depreciation on forward foreign currency contracts for liability derivatives.

Notes to Financial Statements
(unaudited)

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Note 7 – Securities Lending
The Funds may loan one or more of their securities to broker-dealers and banks through the Securities Loan Agreements.
In Securities Loan Agreements, the "collateral" are the loaned securities themselves. Additionally, the set-off and netting provisions of a Securities Loan Agreement may not extend to the obligations of the counterparty's affiliates or across varying types of transactions. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The additional return is disclosed on a net basis as Securities lending income in the Statement of Operations. Upon receipt of cash or cash equivalent collateral, the Funds’ securities lending agent invests any cash collateral into short term investments following investment guidelines approved by Calamos Advisors.
The Funds record the investment of collateral as an asset and the value of the collateral as a liability on the Statements of
Assets and Liabilities and the Schedule of Investments. The contractual maturity of the collateral received under the securities lending agreement is classified as overnight and continuous. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Funds will record unrealized depreciation equal to the decline in value of the invested collateral. The Funds will pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call a loan and obtain the securities loaned at any time. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce their rights thereto, (b)
possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds’ security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities.
The following table indicates the total amount of securities loaned by asset class, reconciled to the gross liability payable upon return of the securities loaned by the Funds as of April 30, 2026.
(2) Generally, the Statement of Assets and Liabilities location for Futures contracts is Variation margin on open futures contracts for asset derivatives and
Variation margin on open futures contracts for liability derivatives. Includes cumulative appreciation/depreciation on futures contracts as reported on the Fund's Schedule of Investments.
(3) Generally, the Statement of Assets and Liabilities location for Purchased Options is "Investments in securities, at value".
(4) Generally, the Statement of Assets and Liabilities location for Swap contracts is Unrealized appreciation on total return swaps for asset derivatives and
Unrealized depreciation on total return swaps for liability derivatives.
(5) Generally, the Statement of Assets and Liabilities location for Written Options is "Options written, at value".
AMOUNT OF
COLLATERAL
HELD IN
SHORT TERM
INVESTMENTS
AND
RESTRICTED
AMOUNT OF
NON-CASH TOTAL
VALUE OF SECURITIES ON
LOAN TO BROKER-DEALERS AND
BANKS BY ASSET CLASS ON LOAN
EXCESS
AMOUNT
DUE TO/(FROM)
FUND CASH COLLATERAL COLLATERAL EQUITY FIXED INCOME TOTAL COUNTERPARTY
001
Calamos Market Neutral Income Fund $ 326,057,329 $ 112,224,390 $ 438,281,719 $ 278,175,666 $ 150,177,435 $ 428,353,101 $ 9,928,618
005
Calamos Hedged Equity Fund 6,647,525 2,056,100 8,703,625 8,514,902 — 8,514,902 188,723
010
Calamos Phineus Long/Short Fund 6,325,659 14,129,491 20,455,150 20,022,479 — 20,022,479 432,672
020
Calamos Convertible Fund 52,031,322 41,537,558 93,568,880 15,889,758 75,721,162 91,610,920 1,957,960
025
Calamos Global Convertible Fund 4,784,270 7,740,237 12,524,507 7,596,349 4,660,462 12,256,811 267,696
040
Calamos Growth Fund 43,994,269 49,379,324 93,373,593 91,455,669 — 91,455,669 1,917,924
045
Calamos Growth and Income Fund 50,747,274 8,562,188 59,309,462 28,545,257 29,532,390 58,077,647 1,231,814
065
Calamos International Growth Fund 43,199,411 16,085,292 59,284,703 56,905,796 — 56,905,796 2,378,907
070
Calamos Evolving World Growth Fund 5,265,667 11,863,935 17,129,602 16,251,290 177,551 16,428,841 700,761
075
Calamos Global Equity Fund 9,828,408 9,760,936 19,589,344 18,876,775 — 18,876,775 712,569
080
Calamos Global Opportunities Fund 11,863,911 15,473,416 27,337,327 19,238,619 7,306,944 26,545,563 791,764

Notes to Financial Statements
(unaudited)

www.calamos.com
Note 8 – Fair Value Measurements
Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:
Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.
Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.
Level 3 – Prices reflect unobservable market inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.
Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments.
Investments in Private Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy. However, these amounts are shown in the fair value hierarchy table under NAV in order to reconcile back to the total market value of investments.
The following description of an investment category should be read in conjunction with the schedule of investment.
Primary Investment - A newly established fund managed by a third-party manager which raises capital commitments from investors to invest in and acquire private companies
The summary of the inputs used in valuing the Funds’ holdings are available after each Fund's Schedule of Investments.
AMOUNT OF
COLLATERAL
HELD IN
SHORT TERM
INVESTMENTS
AND
RESTRICTED
AMOUNT OF
NON-CASH TOTAL
VALUE OF SECURITIES ON
LOAN TO BROKER-DEALERS AND
BANKS BY ASSET CLASS ON LOAN
EXCESS
AMOUNT
DUE TO/(FROM)
FUND CASH COLLATERAL COLLATERAL EQUITY FIXED INCOME TOTAL COUNTERPARTY
090
Calamos Total Return Bond Fund $ 295,000 $ 483,625 $ 778,625 $ — $ 762,700 $ 762,700 $ 15,925
095
Calamos High Income Opportunities
Fund 1,910,317 208,016 2,118,333 3,223 2,071,268 2,074,491 43,841
100
Calamos Short-Term Bond Fund 16,734,068 11,747,905 28,481,973 — 27,898,279 27,898,279 583,694

Notes to Financial Statements
(unaudited)

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Note 9 – Capital Share Transactions
The following table summarizes the activity in capital shares of the Funds for the six months ended April 30, 2026:
001
CALAMOS MARKET
NEUTRAL INCOME FUND
005
CALAMOS HEDGED
EQUITY FUND
010
CALAMOS PHINEUS
LONG/SHORT FUND
Class A Shares Dollars Shares Dollars Shares Dollars
Shares sold 6,727,553 $ 107,662,764 139,638 $ 2,685,366 482,299 $ 8,121,469
Shares issued as reinvestment of distributions 437,380 6,945,206 1,858 35,472 223,399 3,710,658
Less shares redeemed (6,962,081) (111,449,389) (74,767) (1,432,852) (495,611) (8,314,549)
Net increase (decrease) 202,852 $ 3,158,581 66,729 $ 1,287,986 210,087 $ 3,517,578
Class C Shares Dollars Shares Dollars Shares Dollars
Shares sold 880,819 $ 14,150,988 72,454 $ 1,335,239 84,068 $ 1,323,045
Shares issued as reinvestment of distributions 81,019 1,293,059 — — 69,863 1,098,245
Less shares redeemed (1,807,397) (29,049,505) (72,303) (1,328,565) (328,626) (5,215,216)
Net increase (decrease) (845,559) $ (13,605,458) 151 $ 6,674 (174,695) $ (2,793,926)
Class I Shares Dollars Shares Dollars Shares Dollars
Shares sold 135,393,105 $ 2,138,198,470 7,486,628 $ 143,539,536 7,912,471 $ 135,612,521
Shares issued as reinvestment of distributions 9,463,293 148,348,593 75,484 1,444,010 3,245,504 54,784,113
Less shares redeemed (118,828,857) (1,876,676,745) (5,698,884) (110,202,885) (9,672,184) (164,622,659)
Net increase (decrease) 26,027,541 $ 409,870,318 1,863,228 $ 34,780,661 1,485,791 $ 25,773,975
Class R6 Shares Dollars Shares Dollars Shares Dollars
Shares sold 3,019,981 $ 47,715,644 — $ — — $ —
Shares issued as reinvestment of distributions 112,411 1,762,456 — — — —
Less shares redeemed (1,843,036) (29,106,853) — — — —
Net increase (decrease) 1,289,356 $ 20,371,247 — $ — — $ —

Notes to Financial Statements
(unaudited)

www.calamos.com
015
CALAMOS MERGER
ARBITRAGE FUND
020
CALAMOS CONVERTIBLE
FUND
025
CALAMOS GLOBAL
CONVERTIBLE FUND
Class A Shares Dollars Shares Dollars Shares Dollars
Shares sold 977 $ 9,947 574,135 $ 14,066,203 27,293 $ 382,313
Shares issued as reinvestment of distributions 794 8,004 896,494 20,816,970 26,953 365,487
Less shares redeemed (145) (1,496) (987,879) (24,388,938) (89,687) (1,269,165)
Net increase (decrease) 1,626 $ 16,455 482,750 $ 10,494,235 (35,441) $ (521,365)
Class C Shares Dollars Shares Dollars Shares Dollars
Shares sold — $ — 98,941 $ 2,354,611 3,368 $ 44,300
Shares issued as reinvestment of distributions 719 7,235 103,885 2,323,894 8,493 108,713
Less shares redeemed — — (164,504) (3,943,538) (27,253) (358,836)
Net increase (decrease) 719 $ 7,235 38,322 $ 734,967 (15,392) $ (205,823)
Class I Shares Dollars Shares Dollars Shares Dollars
Shares sold 9,135 $ 93,283 6,853,364 $ 140,620,731 1,101,601 $ 15,686,141
Shares issued as reinvestment of distributions 18,328 184,741 3,456,441 66,974,524 514,150 7,026,267
Less shares redeemed (53,037) (545,625) (5,056,116) (103,295,453) (889,419) (12,443,580)
Net increase (decrease) (25,574) $ (267,601) 5,253,689 $ 104,299,802 726,332 $ 10,268,828

Notes to Financial Statements
(unaudited)

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
030
CALAMOS TIMPANI
SMALL CAP GROWTH
FUND
035
CALAMOS TIMPANI
SMID GROWTH FUND
040
CALAMOS GROWTH
FUND
Class A Shares Dollars Shares Dollars Shares Dollars
Shares sold 232,001 $ 10,949,723 74,816 $ 1,523,189 267,110 $ 12,471,236
Shares issued as reinvestment of distributions — — 1,516 26,206 2,056,861 96,075,973
Less shares redeemed (201,034) (9,455,082) (1,820) (31,827) (1,758,357) (83,013,089)
Net increase (decrease) 30,967 $ 1,494,641 74,512 $ 1,517,568 565,614 $ 25,534,120
Class C Shares Dollars Shares Dollars Shares Dollars
Shares sold 61,433 $ 2,905,664 — $ — 78,415 $ 975,381
Shares issued as reinvestment of distributions — — — — 250,735 2,948,642
Less shares redeemed (13,792) (629,998) — — (200,706) (2,545,613)
Net increase (decrease) 47,641 $ 2,275,666 — $ — 128,444 $ 1,378,410
Class I Shares Dollars Shares Dollars Shares Dollars
Shares sold 4,082,304 $ 198,149,583 160,073 $ 2,958,475 203,174 $ 15,542,707
Shares issued as reinvestment of distributions — — 90,876 1,597,593 275,091 21,143,492
Less shares redeemed (3,058,157) (148,641,784) (50,904) (913,512) (211,272) (16,391,034)
Net increase (decrease) 1,024,147 $ 49,507,799 200,045 $ 3,642,556 266,993 $ 20,295,165
Class R6 Shares Dollars Shares Dollars Shares Dollars
Shares sold 38,722 $ 1,964,045 87 $ 1,568 — $ —
Shares issued as reinvestment of distributions — — 1,964 34,562 — —
Less shares redeemed (31,595) (1,558,839) (15) (262) — —
Net increase (decrease) 7,127 $ 405,206 2,036 $ 35,868 — $ —

Notes to Financial Statements
(unaudited)

www.calamos.com
045
CALAMOS GROWTH
AND INCOME FUND
060
CALAMOS SELECT FUND
065
CALAMOS
INTERNATIONAL
GROWTH FUND
Class A Shares Dollars Shares Dollars Shares Dollars
Shares sold 574,028 $ 31,079,940 4,821 $ 112,183 134,121 $ 3,177,262
Shares issued as reinvestment of distributions 1,766,272 93,612,436 32,882 755,299 259,103 5,529,262
Less shares redeemed (1,921,973) (104,167,586) (53,816) (1,256,999) (198,591) (4,664,728)
Net increase (decrease) 418,327 $ 20,524,790 (16,113) $ (389,517) 194,633 $ 4,041,796
Class C Shares Dollars Shares Dollars Shares Dollars
Shares sold 225,772 $ 12,278,595 552 $ 10,050 5,722 $ 107,334
Shares issued as reinvestment of distributions 169,837 8,982,670 801 14,385 12,600 210,047
Less shares redeemed (237,095) (12,761,293) (6,319) (118,126) (14,805) (272,618)
Net increase (decrease) 158,514 $ 8,499,972 (4,966) $ (93,691) 3,517 $ 44,763
Class I Shares Dollars Shares Dollars Shares Dollars
Shares sold 2,184,907 $ 112,085,894 12,316 $ 312,281 2,025,233 $ 51,028,155
Shares issued as reinvestment of distributions 2,213,879 110,583,264 95,839 2,316,429 1,072,357 24,170,914
Less shares redeemed (2,604,220) (132,668,561) (52,660) (1,264,916) (2,580,405) (65,674,520)
Net increase (decrease) 1,794,566 $ 90,000,597 55,495 $ 1,363,794 517,185 $ 9,524,549
Class R6 Shares Dollars Shares Dollars Shares Dollars
Shares sold 104,271 $ 5,406,856 — $ — 53,382 $ 1,407,683
Shares issued as reinvestment of distributions 67,001 3,349,366 — — 51,504 1,177,899
Less shares redeemed (103,923) (5,350,652) — — (40,128) (1,030,986)
Net increase (decrease) 67,349 $ 3,405,570 — $ — 64,758 $ 1,554,596

Notes to Financial Statements
(unaudited)

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
070
CALAMOS EVOLVING
WORLD GROWTH FUND
075
CALAMOS GLOBAL
EQUITY FUND
080
CALAMOS GLOBAL
OPPORTUNITIES FUND
Class A Shares Dollars Shares Dollars Shares Dollars
Shares sold 170,647 $ 4,409,408 101,157 $ 1,759,338 283,626 $ 3,830,833
Shares issued as reinvestment of distributions — — 241,334 3,984,431 607,037 7,727,576
Less shares redeemed (386,061) (9,228,818) (138,763) (2,413,002) (508,379) (6,826,197)
Net increase (decrease) (215,414) $ (4,819,410) 203,728 $ 3,330,767 382,284 $ 4,732,212
Class C Shares Dollars Shares Dollars Shares Dollars
Shares sold 6,571 $ 156,104 13,962 $ 174,582 154,096 $ 1,656,080
Shares issued as reinvestment of distributions — — 18,638 224,026 132,360 1,356,692
Less shares redeemed (20,729) (461,296) (27,203) (352,823) (134,078) (1,433,757)
Net increase (decrease) (14,158) $ (305,192) 5,397 $ 45,785 152,378 $ 1,579,015
Class I Shares Dollars Shares Dollars Shares Dollars
Shares sold 1,226,328 $ 30,702,193 760,756 $ 14,678,171 1,471,580 $ 20,886,353
Shares issued as reinvestment of distributions 9,565 212,918 968,110 17,193,640 1,173,785 15,696,115
Less shares redeemed (2,758,791) (71,102,611) (566,746) (10,697,415) (1,386,873) (19,527,707)
Net increase (decrease) (1,522,898) $ (40,187,500) 1,162,120 $ 21,174,396 1,258,492 $ 17,054,761
Class R6 Shares Dollars Shares Dollars Shares Dollars
Shares sold — $ — 815 $ 15,451 — $ —
Shares issued as reinvestment of distributions — — 1,260 22,411 — —
Less shares redeemed — — (316) (5,731) — —
Net increase (decrease) — $ — 1,759 $ 32,131 — $ —

Notes to Financial Statements
(unaudited)

www.calamos.com
085
CALAMOS
INTERNATIONAL SMALL
CAP GROWTH FUND
090
CALAMOS TOTAL
RETURN BOND FUND
095
CALAMOS HIGH
INCOME OPPORTUNITIES
FUND
Class A Shares Dollars Shares Dollars Shares Dollars
Shares sold 5,443 $ 66,323 19,805 $ 179,868 193,022 $ 1,500,781
Shares issued as reinvestment of distributions 368 4,088 15,899 145,045 58,236 452,690
Less shares redeemed (1,367) (17,029) (122,073) (1,111,968) (1,761,640) (13,750,155)
Net increase (decrease) 4,444 $ 53,382 (86,369) $ (787,055) (1,510,382) $ (11,796,684)
Class C Shares Dollars Shares Dollars Shares Dollars
Shares sold — $ — 332 $ 3,000 38,477 $ 326,258
Shares issued as reinvestment of distributions 4 38 390 3,559 1,615 13,584
Less shares redeemed — — (410) (3,741) (2,546) (21,262)
Net increase (decrease) 4 $ 38 312 $ 2,818 37,546 $ 318,580
Class I Shares Dollars Shares Dollars Shares Dollars
Shares sold 356,475 $ 4,462,970 45,555 $ 414,856 27,797 $ 216,084
Shares issued as reinvestment of distributions 6,966 77,885 30,302 276,542 32,842 255,293
Less shares redeemed (22,514) (278,716) (565,241) (5,164,991) (168,207) (1,314,196)
Net increase (decrease) 340,927 $ 4,262,139 (489,384) $ (4,473,593) (107,568) $ (842,819)
Class R6 Shares Dollars Shares Dollars Shares Dollars
Shares sold — $ — — $ — — $ —
Shares issued as reinvestment of distributions 13 149 — — — —
Less shares redeemed — — — — — —
Net increase (decrease) 13 $ 149 — $ — — $ —

Notes to Financial Statements
(unaudited)

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
100
CALAMOS SHORT-TERM
BOND FUND
Class A Shares Dollars
Shares sold 77,185 $ 743,583
Shares issued as reinvestment of distributions 10,550 101,428
Less shares redeemed (59,473) (571,205)
Net increase (decrease) 28,262 $ 273,806
Class I Shares Dollars
Shares sold 1,064,633 $ 10,233,068
Shares issued as reinvestment of distributions 144,255 1,385,699
Less shares redeemed (501,270) (4,814,404)
Net increase (decrease) 707,618 $ 6,804,363

Notes to Financial Statements
(unaudited)

www.calamos.com
The following table summarizes the activity in capital shares of the Funds for the year ended October 31, 2025:
001
CALAMOS MARKET
NEUTRAL INCOME FUND
005
CALAMOS HEDGED
EQUITY FUND
010
CALAMOS PHINEUS
LONG/SHORT FUND
Class A Shares Dollars Shares Dollars Shares Dollars
Shares sold 12,489,843 $ 192,920,315 271,893 $ 4,829,745 1,087,902 $ 18,422,055
Shares issued as reinvestment of distributions 774,783 11,839,645 3,442 60,151 259,642 4,130,897
Less shares redeemed (19,096,583) (294,272,803) (537,951) (9,407,570) (1,145,096) (19,300,958)
Net increase (decrease) (5,831,957) $ (89,512,843) (262,616) $ (4,517,674) 202,448 $ 3,251,994
Class C Shares Dollars Shares Dollars Shares Dollars
Shares sold 1,593,918 $ 24,709,913 160,275 $ 2,791,764 144,948 $ 2,311,760
Shares issued as reinvestment of distributions 113,711 1,735,642 292 4,927 123,154 1,855,926
Less shares redeemed (3,263,771) (50,659,670) (58,747) (1,008,274) (728,672) (11,616,979)
Net increase (decrease) (1,556,142) $ (24,214,115) 101,820 $ 1,788,417 (460,570) $ (7,449,293)
Class I Shares Dollars Shares Dollars Shares Dollars
Shares sold 253,558,408 $ 3,862,999,729 10,552,165 $ 186,620,905 14,429,385 $ 248,597,554
Shares issued as reinvestment of distributions 15,316,090 231,465,896 170,800 3,018,552 3,715,602 60,006,976
Less shares redeemed (210,921,652) (3,207,818,204) (10,949,181) (194,087,155) (14,120,322) (239,113,161)
Net increase (decrease) 57,952,846 $ 886,647,421 (226,216) $ (4,447,698) 4,024,665 $ 69,491,369
Class R6 Shares Dollars Shares Dollars Shares Dollars
Shares sold 23,505,849 $ 356,505,354 — $ — — $ —
Shares issued as reinvestment of distributions 188,902 2,851,592 — — — —
Less shares redeemed (5,055,440) (76,576,718) — — — —
Net increase (decrease) 18,639,311 $ 282,780,228 — $ — — $ —

Notes to Financial Statements
(unaudited)

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
015
CALAMOS MERGER
ARBITRAGE FUND
020
CALAMOS CONVERTIBLE
FUND
025
CALAMOS GLOBAL
CONVERTIBLE FUND
Class A Shares Dollars Shares Dollars Shares Dollars
Shares sold 126 $ 1,295 537,583 $ 12,347,239 92,459 $ 1,210,951
Shares issued as reinvestment of distributions 336 3,252 131,359 2,905,694 437 6,220
Less shares redeemed (2,344) (25,100) (2,239,514) (50,231,143) (199,211) (2,618,220)
Net increase (decrease) (1,882) $ (20,553) (1,570,572) $ (34,978,210) (106,315) $ (1,401,049)
Class C Shares Dollars Shares Dollars Shares Dollars
Shares sold 190 $ 2,000 66,600 $ 1,470,175 1,713 $ 19,888
Shares issued as reinvestment of distributions 201 1,945 9,889 209,449 — —
Less shares redeemed — — (449,324) (9,777,406) (14,364) (175,094)
Net increase (decrease) 391 $ 3,945 (372,835) $ (8,097,782) (12,651) $ (155,206)
Class I Shares Dollars Shares Dollars Shares Dollars
Shares sold 61,309 $ 647,846 5,604,645 $ 108,225,847 1,729,066 $ 22,615,652
Shares issued as reinvestment of distributions 5,681 55,048 572,669 10,791,471 17,319 243,737
Less shares redeemed (12,699) (125,999) (9,995,123) (187,623,411) (1,347,303) (17,412,938)
Net increase (decrease) 54,291 $ 576,895 (3,817,809) $ (68,606,093) 399,082 $ 5,446,451
030
CALAMOS TIMPANI
SMALL CAP GROWTH
FUND
035
CALAMOS TIMPANI
SMID GROWTH FUND
040
CALAMOS GROWTH
FUND
Class A Shares Dollars Shares Dollars Shares Dollars
Shares sold 363,442 $ 14,849,152 21,116 $ 326,713 458,907 $ 20,878,920
Shares issued as reinvestment of distributions 18,255 667,937 681 10,262 1,573,431 71,386,547
Less shares redeemed (310,476) (11,956,315) (10,116) (140,670) (3,312,711) (151,154,536)
Net increase (decrease) 71,221 $ 3,560,774 11,681 $ 196,305 (1,280,373) $ (58,889,069)
Class C Shares Dollars Shares Dollars Shares Dollars
Shares sold 70,306 $ 2,777,784 — $ — 172,565 $ 2,482,887
Shares issued as reinvestment of distributions 2,881 106,506 — — 134,222 1,920,722
Less shares redeemed (44,684) (1,677,400) — — (229,938) (3,356,888)
Net increase (decrease) 28,503 $ 1,206,890 — $ — 76,849 $ 1,046,721
Class I Shares Dollars Shares Dollars Shares Dollars
Shares sold 6,519,362 $ 261,792,369 715,824 $ 10,793,277 233,587 $ 17,011,982
Shares issued as reinvestment of distributions 237,113 9,007,924 49,207 751,396 208,814 15,053,427
Less shares redeemed (4,687,377) (180,940,931) (556,125) (8,002,154) (438,866) (31,697,673)
Net increase (decrease) 2,069,098 $ 89,859,362 208,906 $ 3,542,519 3,535 $ 367,736
Class R6 Shares Dollars Shares Dollars Shares Dollars
Shares sold 32,457 $ 1,263,956 6,715 $ 107,194 — $ —
Shares issued as reinvestment of distributions 20,399 778,825 995 15,203 — —
Less shares redeemed (96,546) (3,745,969) (68) (1,001) — —
Net increase (decrease) (43,690) $ (1,703,188) 7,642 $ 121,396 — $ —

Notes to Financial Statements
(unaudited)

www.calamos.com
045
CALAMOS GROWTH
AND INCOME FUND
060
CALAMOS SELECT FUND
065
CALAMOS
INTERNATIONAL
GROWTH FUND
Class A Shares Dollars Shares Dollars Shares Dollars
Shares sold 1,132,464 $ 57,316,695 26,605 $ 584,680 195,483 $ 4,225,708
Shares issued through acquisition 157,212 8,450,139 — — — —
Shares issued as reinvestment of distributions 1,187,234 58,739,623 46,037 993,472 98,358 2,015,346
Less shares redeemed (3,743,143) (188,679,191) (73,679) (1,629,418) (569,748) (12,654,887)
Net increase (decrease) (1,266,233) $ (64,172,734) (1,037) $ (51,266) (275,907) $ (6,413,833)
Class C Shares Dollars Shares Dollars Shares Dollars
Shares sold 510,168 $ 26,016,713 1,677 $ 26,642 1,902 $ 34,603
Shares issued through acquisition 55,349 2,967,277 — — — —
Shares issued as reinvestment of distributions 93,535 4,623,442 1,749 30,129 4,483 74,590
Less shares redeemed (417,490) (21,077,690) (7,840) (140,503) (15,238) (270,053)
Net increase (decrease) 241,562 $ 12,529,742 (4,414) $ (83,732) (8,853) $ (160,860)
Class I Shares Dollars Shares Dollars Shares Dollars
Shares sold 3,904,364 $ 188,085,792 32,234 $ 750,698 2,212,233 $ 50,623,006
Shares issued through acquisition 213,203 10,854,143 — — — —
Shares issued as reinvestment of distributions 1,438,096 67,421,861 129,816 2,933,847 362,534 7,794,490
Less shares redeemed (4,719,463) (224,200,522) (156,733) (3,656,723) (2,262,037) (50,751,860)
Net increase (decrease) 836,200 $ 42,161,274 5,317 $ 27,822 312,730 $ 7,665,636
Class R6 Shares Dollars Shares Dollars Shares Dollars
Shares sold 191,960 $ 9,282,821 — $ — 203,893 $ 4,614,935
Shares issued as reinvestment of distributions 41,835 1,963,529 — — 10,697 232,875
Less shares redeemed (189,201) (9,053,574) — — (110,149) (2,568,298)
Net increase (decrease) 44,594 $ 2,192,776 — $ — 104,441 $ 2,279,512

Notes to Financial Statements
(unaudited)

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
070
CALAMOS EVOLVING
WORLD GROWTH FUND
075
CALAMOS GLOBAL
EQUITY FUND
080
CALAMOS GLOBAL
OPPORTUNITIES FUND
Class A Shares Dollars Shares Dollars Shares Dollars
Shares sold 140,171 $ 2,741,681 143,399 $ 2,529,900 475,653 $ 6,040,839
Shares issued as reinvestment of distributions — — 126,694 2,133,527 554,026 6,827,820
Less shares redeemed (676,431) (13,598,168) (291,471) (5,159,132) (1,324,735) (16,612,026)
Net increase (decrease) (536,260) $ (10,856,487) (21,378) $ (495,705) (295,056) $ (3,743,367)
Class C Shares Dollars Shares Dollars Shares Dollars
Shares sold 15,440 $ 290,551 18,531 $ 254,769 262,674 $ 2,770,242
Shares issued as reinvestment of distributions — — 11,024 143,418 106,417 1,080,132
Less shares redeemed (53,730) (990,240) (32,762) (446,429) (282,825) (2,925,369)
Net increase (decrease) (38,290) $ (699,689) (3,207) $ (48,242) 86,266 $ 925,005
Class I Shares Dollars Shares Dollars Shares Dollars
Shares sold 2,877,312 $ 57,726,869 2,083,335 $ 38,053,042 4,110,957 $ 55,878,434
Shares issued as reinvestment of distributions — — 473,675 8,469,312 1,010,786 13,038,037
Less shares redeemed (5,419,392) (111,519,167) (1,981,231) (35,716,601) (3,856,263) (50,384,703)
Net increase (decrease) (2,542,080) $ (53,792,298) 575,779 $ 10,805,753 1,265,480 $ 18,531,768
Class R6 Shares Dollars Shares Dollars Shares Dollars
Shares sold — $ — 10,345 $ 198,534 — $ —
Shares issued as reinvestment of distributions — — 1,079 19,318 — —
Less shares redeemed — — (7,685) (160,030) — —
Net increase (decrease) — $ — 3,739 $ 57,822 — $ —

Notes to Financial Statements
(unaudited)

www.calamos.com
085
CALAMOS
INTERNATIONAL SMALL
CAP GROWTH FUND
090
CALAMOS TOTAL
RETURN BOND FUND
095
CALAMOS HIGH
INCOME OPPORTUNITIES
FUND
Class A Shares Dollars Shares Dollars Shares Dollars
Shares sold 18,896 $ 212,921 65,645 $ 595,245 237,210 $ 1,852,564
Shares issued as reinvestment of distributions — — 38,672 348,004 208,543 1,623,098
Less shares redeemed (27,180) (280,697) (319,401) (2,857,410) (617,902) (4,802,378)
Net increase (decrease) (8,284) $ (67,776) (215,084) $ (1,914,161) (172,149) $ (1,326,716)
Class C Shares Dollars Shares Dollars Shares Dollars
Shares sold — $ — 13,763 $ 123,772 2,085 $ 17,537
Shares issued as reinvestment of distributions — — 863 7,770 2,252 18,929
Less shares redeemed — — (7,250) 64,721 (6,242) (52,652)
Net increase (decrease) — $ — 7,376 $ 66,821 (1,905) $ (16,186)
Class I Shares Dollars Shares Dollars Shares Dollars
Shares sold 52,188 $ 598,758 332,075 $ 2,975,062 158,471 $ 1,242,133
Shares issued as reinvestment of distributions — — 84,237 758,680 70,848 551,842
Less shares redeemed (19,247) (221,078) (399,242) (3,574,094) (338,283) (2,638,075)
Net increase (decrease) 32,941 $ 377,680 17,070 $ 159,648 (108,964) $ (844,100)

Notes to Financial Statements
(unaudited)

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
Note 10 – Subsequent Events
Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements. There have been no subsequent events that occurred during such period that would require additional disclosure or would be required to be recognized in the financial statements.
100
CALAMOS SHORT-TERM
BOND FUND
Class A Shares Dollars
Shares sold 370,996 $ 3,559,469
Shares issued as reinvestment of distributions 19,013 182,147
Less shares redeemed (159,448) (1,526,934)
Net increase (decrease) 230,561 $ 2,214,682
Class I Shares Dollars
Shares sold 6,640,939 $ 63,509,791
Shares issued as reinvestment of distributions 210,697 2,017,223
Less shares redeemed (2,900,560) (27,718,492)
Net increase (decrease) 3,951,076 $ 37,808,522

Report of Independent Registered Public Accounting Firm

www.calamos.com
To the shareholders and the Board of Trustees of Calamos Investment Trust
Opinion on the Financial Statements and Financial Highlights
We have reviewed the accompanying statements of assets and liabilities of Calamos Investment Trust comprising the
Calamos Market Neutral Income Fund, Calamos Hedged Equity Fund, Calamos Phineus Long/Short Fund, Calamos Merger
Arbitrage Fund, Calamos Convertible Fund, Calamos Global Convertible Fund, Calamos Timpani Small Cap Growth Fund,
Calamos Timpani SMID Growth Fund, Calamos Growth Fund, Calamos Growth and Income Fund, Calamos Select Fund,
Calamos International Growth Fund, Calamos Evolving World Growth Fund, Calamos Global Equity Fund, Calamos Global
Opportunities Fund, Calamos International Small Cap Growth Fund, Calamos Total Return Bond Fund, Calamos High Income
Opportunities Fund, and Calamos Short-Term Bond Fund (the “Funds”), including the schedules of investments, as of April
30, 2026, the related statements of operations, changes in net assets, and the financial highlights for the six month period then ended, and the related notes (collectively referred to as the "interim financial information"). Based on our reviews, we are not aware of any material modifications that should be made to the accompanying interim financial information for it to be in conformity with accounting principles generally accepted in the United States of America.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United
States) (PCAOB), the statements of changes in net assets of the Funds and the financial highlights for each of the periods listed in the table below; and in our report dated December 18, 2025, we expressed an unqualified opinion on such statements of changes in net assets and financial highlights.
Basis for Opinion
This interim financial information is the responsibility of the Funds’ management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our reviews in accordance with standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters.
It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which
Individual Fund Comprising
the Calamos Investment Trust
Statement of
Changes in
Net Assets Financial Highlights
Calamos Market Neutral Income Fund, Calamos Hedged Equity Fund, Calamos Phineus Long/Short Fund, Calamos
Convertible Fund, Calamos Global Convertible Fund, Calamos Timpani Small Cap Growth Fund, Calamos Timpani
SMID Growth Fund, Calamos Growth Fund, Calamos Growth and Income Fund, Calamos Select Fund, Calamos
International Growth Fund, Calamos Evolving World Growth Fund, Calamos Global Equity Fund, Calamos Global
Opportunities Fund, Calamos Total Return Bond Fund, Calamos High Income Opportunities Fund, and Calamos
Short-Term Bond Fund
For the years ended
October 31, 2025
and 2024
For the years ended
October 31, 2025,
2024, 2023, 2022,
and 2021
Calamos International Small Cap Growth Fund For the years ended
October 31, 2025
and 2024
For the years ended
October 31, 2025,
2024 and 2023,
and the period from
March 31, 2022
(commencement of
operations) through
October 31, 2022
Calamos Merger Arbitrage Fund For the years ended
October 31, 2025
and 2024
For the years ended
October 31, 2025
and 2024, and
the period from
September 29, 2023
(commencement of
operations) through
October 31, 2023

Report of Independent Registered Public Accounting Firm

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT
is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
June 25, 2026
Chicago, Illinois
We have served as the auditor of one or more Calamos Advisors LLC investment companies since 2003.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

1.           Aggregate remuneration paid to all trustees by Calamos Investment Trust for the period covered by the report is shown in the Statement of Operation included as part of the financial statements filed under item 7 of the N-CSR. Such remuneration only is paid to independent (“non-interested”) trustees. John P. Calamos, Sr. and John S. Koudounis, the trustees who are “interested persons” of the Calamos Investment Trust, do not receive remuneration for services provided to the Calamos Investment Trust.

2.           Not applicable.

3.           The Chief Compliance Officer of the Calamos Investment Trust is the only officer who receives compensation from the Calamos Investment Trust. Walter Kelly is the Chief Compliance Officer of the Trust. Aggregate remuneration paid to Mr. Kelly by Calamos Investment Trust for the period covered by the report is shown in the Statement of Operation included as part of the financial statements filed under item 7 of the N-CSR.

4.           Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16: Controls and Procedures.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and timely reported.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1) Code of Ethics - Not applicable for semiannual reports.

(a)(2) Not applicable

(a)(3)(i) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(ii) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	July 2, 2026

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	July 2, 2026

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	July 2, 2026